As filed with the Securities and Exchange Commission on March 6, 2013

File No. _________

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. ___

(Check appropriate box or boxes)

PIONEER INDEPENDENCE FUND

(Exact Name of Registrant as Specified in Charter)

(617) 742-7825
(Area Code and Telephone Number)

60 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terrence J. Cullen, Secretary
Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Copies to: Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer Independence Fund, a series of the Registrant.

It is proposed that this registration statement will become effective on April 5, 2013, pursuant to Rule 488 under the Securities Act of 1933, as amended.

COMBINED INFORMATION STATEMENT

OF

PIONEER RESEARCH FUND

PIONEER DISCIPLINED VALUE FUND
a series of Pioneer Series Trust V

PIONEER DISCIPLINED GROWTH FUND
a series of Pioneer Series Trust V

PIONEER SELECT MID CAP GROWTH FUND
a series of Pioneer Series Trust I

AND

PROSPECTUS FOR

PIONEER VALUE FUND
(to be renamed Pioneer Core Equity Fund)

     PIONEER FUNDAMENTAL VALUE FUND
(to be renamed Pioneer Disciplined Value Fund)
a series of Pioneer Series Trust III

PIONEER INDEPENDENCE FUND
(to be renamed Pioneer Disciplined Growth Fund)

PIONEER GROWTH OPPORTUNITIES FUND
(to be renamed Pioneer Select Mid Cap Growth Fund)
a series of Pioneer Series Trust II

(each, a “Pioneer Fund” and together, the “Pioneer Funds”)

The address and telephone number of each Pioneer Fund is:

60 State Street
Boston, Massachusetts 02109
1-800-225-6292

To the Shareholders of Pioneer Research Fund, Pioneer Disciplined Value Fund, Pioneer Disciplined Growth Fund and Pioneer Select Mid Cap Growth Fund:

     The Board of Trustees of your fund has approved a reorganization of your fund with another Pioneer fund after considering the recommendation of Pioneer Investment Management, Inc., the investment manager to your fund, and concluding that such reorganization would be in the best interests of your fund.

     Following the completion of the reorganization of your fund, you will be a shareholder in a combined fund that has the same investment objective, strategies and policies, investment adviser, portfolio management team, and performance history as your fund, and that has management fees that are no higher than your fund’s management fees. However, the combined fund will be substantially larger in size.

If you are a shareholder in:	You will become a shareholder in:
Pioneer Research Fund	Pioneer Value Fund,
which will be re-named Pioneer Core Equity Fund
Pioneer Disciplined Value Fund	Pioneer Fundamental Value Fund,
which will be re-named Pioneer Disciplined Value Fund
Pioneer Disciplined Growth Fund	Pioneer Independence Fund,
which will be re-named Pioneer Disciplined Growth Fund
Pioneer Select Mid Cap Growth Fund	Pioneer Growth Opportunities Fund,
which will be re-named Pioneer Select Mid Cap Growth Fund

     Each reorganization is expected to occur on or about May 17, 2013. The reorganization is expected to be tax-free to you for federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of the reorganization.

     None of the reorganizations requires shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed information statement/prospectus, which contains information about the combined fund, outlines the differences between your fund and the combined fund, and provides details about the terms and conditions of the reorganizations.

     The Board of Trustees of your fund has unanimously approved your fund’s reorganization and believes the reorganization is in the best interests of your fund.

     If you have any questions, please call 1-800-225-6292.

           Sincerely,
           Christopher J. Kelley
           Secretary

Boston, Massachusetts
______________, 2013

COMBINED INFORMATION STATEMENT

OF

PIONEER RESEARCH FUND

PIONEER DISCIPLINED VALUE FUND
a series of Pioneer Series Trust V

PIONEER DISCIPLINED GROWTH FUND
a series of Pioneer Series Trust V

PIONEER SELECT MID CAP GROWTH FUND
a series of Pioneer Series Trust I

AND

PROSPECTUS FOR

PIONEER VALUE FUND
(to be renamed Pioneer Core Equity Fund)

PIONEER FUNDAMENTAL VALUE FUND
(to be renamed Pioneer Disciplined Value Fund)
a series of Pioneer Series Trust III

PIONEER INDEPENDENCE FUND
(to be renamed Pioneer Disciplined Growth Fund)

PIONEER GROWTH OPPORTUNITIES FUND
(to be renamed Pioneer Select Mid Cap Growth Fund)
a series of Pioneer Series Trust II

(each, a “Pioneer Fund” and together, the “Pioneer Funds”)

The address and telephone number of each Pioneer Fund is:

60 State Street
Boston, Massachusetts 02109
1-800-225-6292

     Shares of the Pioneer Funds have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed on upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     An investment in any Pioneer Fund (each sometimes referred to herein as a “fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     This Information Statement/Prospectus sets forth information that an investor needs to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

     This combined information statement/prospectus, dated ______________, 2013 (the “Information Statement/Prospectus”), is being furnished to shareholders of each of Pioneer Research Fund, Pioneer Disciplined Value Fund, Pioneer Disciplined Growth Fund and Pioneer Select Mid Cap Growth Fund in connection with the reorganization of each such fund with another Pioneer Fund. Following the completion of the reorganization, you will be a shareholder in a fund that has the same investment objective, strategies and policies, investment adviser, portfolio management team, and performance history as your fund, and that has management fees that are no higher than your fund’s management fees. However, each combined fund will be substantially larger in size. None of the reorganizations requires shareholder approval, and you are not being asked to vote.

     The Information Statement/Prospectus contains information you should know about the reorganizations. The following table indicates the page of this Information Statement/Prospectus on which the discussion regarding the reorganization of your fund begins.

     Copies of the agreement and plan of reorganization for each reorganization are attached to this Information Statement/Prospectus as Exhibits A-D. Shareholders should read this entire Information Statement/Prospectus, including the applicable exhibit, carefully.

The date of this Information Statement/Prospectus is ______________, 2013.

     For more complete information about each Pioneer Fund, please read the fund’s prospectus and statement of additional information, as they may be amended and/or supplemented. Each fund’s prospectus and statement of additional information has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information
Each Pioneer Fund’s current summary prospectus,	On file with the SEC (http://www.sec.gov) and available at no charge by
prospectus, statement of additional information, and	calling our toll-free number: 1-800-225-6292
any applicable supplements.
Each Pioneer Fund’s most recent annual and semi-annual	On file with the SEC (http://www.sec.gov) and available at no charge by
reports to shareholders.	calling our toll-free number: 1-800-225-6292. See “Available
Information.”
A statement of additional information for this Information	On file with the SEC (http://www.sec.gov) and available at no charge by
Statement/Prospectus (the “SAI”), dated _________,	calling our toll-free number: 1-800-225-6292. This SAI is incorporated
2013. It contains additional information about the	by reference into this Information Statement/Prospectus.
Pioneer Funds.
To ask questions about this Information	Call our toll-free telephone number: 1-800-225-6292.
Statement/Prospectus.

     The prospectus and statement of additional information of each of the following Pioneer Funds are incorporated by reference into this Information Statement/Prospectus:

•	Pioneer Research Fund’s summary prospectus, prospectus and statement of additional information dated May 1, 2012, as supplemented;

•	Pioneer Disciplined Value Fund’s summary prospectus, prospectus and statement of additional information dated December 31, 2012, as supplemented;

•	Pioneer Disciplined Growth Fund’s summary prospectus, prospectus and statement of additional information dated December 31, 2012, as supplemented; and

•	Pioneer Select Mid Cap Growth Fund’s summary prospectus, prospectus and statement of additional information dated April 1, 2012, as supplemented.

Background to the Reorganization

     Pioneer Investment Management, Inc. (“Pioneer”), your fund’s investment adviser, recommended the reorganization of your fund with another Pioneer Fund that, after the reorganization, will have substantially similar investment objectives and strategies as your fund, as follows:

•	Pioneer Research Fund will reorganize with Pioneer Value Fund (to be renamed Pioneer Core Equity Fund);

•	Pioneer Disciplined Value Fund will reorganize with Pioneer Fundamental Value Fund (to be renamed Pioneer Disciplined Value Fund);

•	Pioneer Disciplined Growth Fund will reorganize with Pioneer Independence Fund (to be renamed Pioneer Disciplined Growth Fund); and

•	Pioneer Select Mid Cap Growth Fund will reorganize with Pioneer Growth Opportunities Fund (to be renamed Pioneer Select Mid Cap Growth Fund)

(each, a “Reorganization”). Pioneer recommended the Reorganization of your fund for a number of reasons, including:

•	You will be a shareholder of a fund that will have the same investment strategy and portfolio management team as your fund, but that will be significantly larger in asset size;

•	Combining the funds will enable Pioneer to focus resources on its research investment team, which has produced favorable investment performance results for your fund over recent years; and

•
The combined fund may be better positioned in the market to further increase asset size and achieve economies of scale. The combined fund’s greater asset size may allow it, relative to your fund, to obtain better net prices on securities trades and reduce per share expenses as fixed expenses are shared over a larger asset base.

     At a meeting held on January 15, 2013, the Board of Trustees of the funds unanimously approved the Reorganization of your fund. The Reorganization of your fund is not subject to approval by the shareholders of your fund.

How Will the Reorganization Work?

•	The Reorganization is scheduled to occur on or about May 17, 2013, but may occur on such later date as the parties may agree in writing (the “Closing Date”).

•	Your fund will transfer all of its assets to the Pioneer Fund with which your fund is reorganizing, and that fund will assume all of your fund’s liabilities.

•
Shares of the Pioneer Fund with which your fund is reorganizing will be distributed to you in proportion to the relative net asset value of your holdings of shares of your fund on the Closing Date. Therefore, on the Closing Date, you will hold shares of such Pioneer Fund with the same aggregate net asset value as your holdings of shares of your fund immediately prior to the Reorganization. The net asset value attributable to a class of shares of each Pioneer Fund will be determined using the Pioneer Funds’ valuation policies and procedures. Each fund’s valuation policy and procedures are identical.

•
No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. After the Reorganization, any contingent deferred sales charge that applied to your Class A (if applicable), Class B or Class C shares of your fund at the time of the Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable contingent deferred sales charge, the period during which you held your shares will be included in the holding period of the shares you receive as a result of the Reorganization.

•
The Reorganization generally is not expected to result in income, gain or loss being recognized for federal income tax purposes by either Pioneer Fund involved in the Reorganization or by the shareholders of either Pioneer Fund involved in the Reorganization.

•
In approving the Reorganization, the Board of Trustees of each Pioneer Fund, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Pioneer Funds, Pioneer, or Pioneer Funds Distributor, Inc., the Pioneer Funds’ principal underwriter and distributor (“PFD”) (the “Independent Trustees”), has determined that the Reorganization is in the best interest of each Pioneer Fund and will not dilute the interests of shareholders. The Trustees have made this determination based on factors that are discussed below.

     In addition to the Class A, Class B (if applicable), Class C and Class Y shares to be issued in each Reorganization, certain of the Pioneer Funds also offer other classes of shares. This Information Statement/Prospectus relates only to the Class A, Class B (if applicable), Class C and Class Y shares to be issued in each Reorganization.

What Was the Basis of the Trustees’ Determination that the Reorganization Was in the Best Interests of Your Fund?

     The Board of Trustees believes that reorganizing your fund with another open-end Pioneer Fund that will have substantially similar investment policies and greater assets offers you a number of potential benefits. These potential benefits and considerations include, with respect to each Reorganization:

•
Continuity of portfolio management, investment policies and historical investment performance. The combined fund would continue to follow your fund’s investment strategy and would continue your fund’s performance history. The combined fund would continue to be managed by your fund’s investment team.

•
The combined fund may be better positioned to attract assets than your fund. The larger size of the combined fund may result in greater economies of scale. Any such economies of scale would benefit the combined fund in two ways. First, a larger fund, which trades in larger blocks of securities, will be able to hold larger positions in individual securities and, consequently, have an enhanced ability to obtain better net prices on securities trades. And second, each fund incurs substantial operating costs for accounting, legal and custodial services. The combined fund resulting from the Reorganization would spread fixed expenses over a larger asset base, potentially contributing to a lower expense ratio in the long term than your fund would achieve separately.

•	No increase in management fees. The pro forma management fee paid by the combined fund will the same or lower than the management fee paid by your fund.

•
The transaction is expected to be treated as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and you therefore are not expected to recognize any taxable gain or loss on the exchange of your fund shares for shares of the combined fund.

What are the Federal Income Tax Consequences of the Reorganization?

     As a condition to the closing of each Reorganization, the applicable funds must receive an opinion of Bingham McCutchen LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code. Accordingly, subject to the limited exceptions described below under the heading “Tax Status of the Reorganizations,” it is expected that neither you nor your fund will recognize gain or loss as a direct result of the Reorganization, and that the aggregate tax basis of the shares that you receive in the Reorganization will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization. In addition, the holding period of shares you receive in the Reorganization will include the holding period of the shares of the fund that you surrender in the Reorganization, provided that you held those shares as capital assets on the date of the Reorganization. However, in accordance with the Pioneer Funds’ policy that each Pioneer Fund distributes its investment company taxable income, net tax-exempt income and net capital gains for each taxable year (in order to qualify for tax treatment as a regulated investment company and avoid federal income tax thereon at the fund level), your fund will declare and pay a distribution of such income and gains to its shareholders, if any, shortly before the Reorganization. Such distribution may affect the amount, timing or character of taxable income that you realize in respect of your fund shares. For more information, see “Tax Status of the Reorganizations” on page 80 of the Information Statement/Prospectus. The Pioneer Fund with which your fund is being reorganized may make a comparable distribution to its shareholders shortly before the Reorganization. Additionally, following the Reorganization, the applicable combined fund will continue to make distributions according to its regular distribution schedule. You will generally need to pay tax on those distributions even though they may include income and gains that were accrued and/or realized before you became a shareholder of the combined fund.

Who Bears the Expenses Associated with the Reorganization?

     Pioneer Research Fund - Pioneer Value Fund Reorganization: Each fund will bear 25% of the expenses incurred in connection with the Reorganization, including expenses associated with the preparation, printing and mailing of any shareholder communications (including this Information Statement/Prospectus), any filings with the SEC and other governmental agencies in connection with the Reorganization, audit fees and legal fees (“Reorganization Costs”). Pioneer will bear the remaining 50% of the Reorganization Costs. In addition to the

Reorganization Costs, Pioneer Value Fund will bear 50% of the expenses related to a meeting of shareholders of the fund to be held on May 7, 2013 to consider a new management fee and investment objective for the fund ("Proxy Costs"). Pioneer will bear the remaining 50% of the Proxy Costs.

     Pioneer Disciplined Value Fund - Pioneer Fundamental Value Fund Reorganization: Pioneer Fundamental Value Fund will bear 25% of the expenses incurred in connection with the Reorganization and Pioneer will bear 75% of the Reorganization Costs.

     Pioneer Disciplined Growth Fund - Pioneer Independence Fund Reorganization: Pioneer will bear 100% of the expenses incurred in connection with the Reorganization.

     Pioneer Select Mid Cap Growth Fund - Pioneer Growth Opportunities Fund Reorganization: Pioneer Growth Opportunities Fund will bear 25% of the expenses incurred in connection with the Reorganization and Pioneer will bear 75% of the Reorganization Costs.

This page for your notes.

TABLE OF CONTENTS

Page
INTRODUCTION	2
REORGANIZATION OF PIONEER RESEARCH FUND WITH PIONEER VALUE FUND (TO BE RENAMED PIONEER CORE
EQUITY FUND)	8
REORGANIZATION OF PIONEER DISCIPLINED VALUE FUND WITH PIONEER FUNDAMENTAL VALUE FUND (TO BE
RENAMED PIONEER DISCIPLINED VALUE FUND)	26
REORGANIZATION OF PIONEER DISCIPLINED GROWTH FUND WITH PIONEER INDEPENDENCE FUND (TO BE
RENAMED PIONEER DISCIPLINED GROWTH FUND)	42
REORGANIZATION OF PIONEER SELECT MID CAP GROWTH FUND WITH PIONEER GROWTH OPPORTUNITIES
FUND (TO BE RENAMED PIONEER SELECT MID CAP GROWTH FUND)	59
OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATIONS	76
TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION	78
TAX STATUS OF THE REORGANIZATIONS	80
ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS	84
FINANCIAL HIGHLIGHTS	98
OWNERSHIP OF SHARES OF THE PIONEER FUNDS	125
EXPERTS	126
AVAILABLE INFORMATION	126
EXHIBIT A — FORM OF AGREEMENT AND PLAN OF REORGANIZATION - PIONEER RESEARCH FUND - PIONEER
VALUE FUND	A–1
EXHIBIT B — FORM OF AGREEMENT AND PLAN OF REORGANIZATION - PIONEER DISCIPLINED VALUE FUND -
PIONEER FUNDAMENTAL VALUE FUND	B–1
EXHIBIT C — FORM OF AGREEMENT AND PLAN OF REORGANIZATION - PIONEER DISCIPLINED GROWTH FUND -
PIONEER INDEPENDENCE FUND	C–1
EXHIBIT D — FORM OF AGREEMENT AND PLAN OF REORGANIZATION - PIONEER SELECT MID CAP GROWTH FUND -
PIONEER GROWTH OPPORTUNITIES FUND	D–1

REORGANIZATION OF PIONEER RESEARCH FUND WITH PIONEER VALUE FUND (TO BE RENAMED
PIONEER CORE EQUITY FUND)

SUMMARY

     The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus pertaining to your fund, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because it contains details that are not in the summary.

     The Board of Trustees of your fund has approved the Reorganization of the fund with Pioneer Value Fund, another fund managed by Pioneer. Currently, the investment objective and investment strategies of Pioneer Value Fund and your fund are similar, but there are certain differences. In addition, the funds currently are managed by different investment teams and pay different fees and expenses. The Board of Trustees of Pioneer Value Fund has approved certain changes in connection with the Reorganization. The changes to Pioneer Value Fund’s management fee and investment objective are subject to approval by shareholders of Pioneer Value Fund. Effective upon completion of the Reorganization (assuming shareholders approve the new management fee and investment objective):

•	The combined fund will be named “Pioneer Core Equity Fund.”

•	Your fund’s investment team will manage the combined fund.

•	The combined fund will have the same investment objective, investment strategies and investment policies as your fund.

•	The historical performance of Pioneer Research Fund will continue as the combined fund’s historical performance.

•
The management fee payable by the combined fund (an annual rate equal to 0.50% of the fund’s average daily net assets) will be lower than the management fee payable by Pioneer Research Fund (an annual rate equal to 0.65% of the fund’s average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion).

     The tables below provide a comparison of certain features of Pioneer Research Fund and Pioneer Value Fund, and also show certain features of the combined fund, post-Reorganization, which, except as noted, are substantially similar to the corresponding features of your fund. In the table below, if a row extends across the entire table, the policy disclosed applies to Pioneer Research Fund, Pioneer Value Fund and the combined fund.

Comparison of Pioneer Research Fund with Pioneer Value Fund and the Combined Fund, Post-Reorganization

	Pioneer Research Fund	Pioneer Value Fund	Combined Fund, Post-Reorganization
Investment	Long-term capital growth.	Reasonable income and capital growth.*	Long-term capital growth.*
objective
	The fund’s investment objective	The fund’s investment objective is	The fund’s investment objective is
	may be changed without	fundamental and may not be changed	fundamental and may not be changed
	shareholder approval. The fund	without shareholder approval.	without shareholder approval.
will provide notice prior to
implementing any change to
its investment objective.
*At a meeting to be held on May 7, 2013, shareholders of Pioneer Value Fund will be asked to approve changing the fund’s investment objective to “long-term capital growth.” If approved, the new investment objective will become effective upon consummation of the Reorganization.

	Pioneer Research Fund	Pioneer Value Fund	Combined Fund, Post-Reorganization
Principal	Normally, the fund invests at least	The fund seeks to invest in a broad	Normally, the fund invests at least 80%
investment	80% of its net assets (plus the	group of carefully selected, reasonably	of its net assets (plus the amount of
strategies	amount of borrowings, if any,	priced securities rather than in	borrowings, if any, from investment
	from investment purposes) in	securities whose prices reflect a	purposes) in equity securities, primarily
	equity securities, primarily of	premium resulting from their current	of U.S. issuers.
	U.S. issuers.	market popularity. The fund invests the
		major portion of its assets in	For purposes of the fund’s investment
	For purposes of the fund’s	equity securities.	policies, equity securities include
	investment policies, equity securities		common stocks, convertible debt and
	include common stocks, convertible	For purposes of the fund’s investment	other equity instruments, such as
	debt and other equity instruments,	policies, equity securities include	exchange-traded funds (ETFs) that
	such as exchange-traded funds	common stocks, convertible debt	invest primarily in equity securities,
	(ETFs) that invest primarily in	and other equity instruments, such as	equity interests in real estate
	equity securities, equity interests	exchange-traded funds (ETFs) that	investment trusts (REITs), preferred
	in real estate investment trusts	invest primarily in equity securities,	stocks, depositary receipts, rights
	(REITs), preferred stocks, depositary	depositary receipts, warrants,	and warrants.
	receipts, rights and warrants.	rights, equity interests in real estate
		investment trusts (REITs) and	The fund may invest up to 10% of its total
	The fund may invest up to 10% of	preferred stocks.	assets in equity and debt securities of
	its total assets in equity and debt		non-U.S. issuers, including up to 5% of
	securities of non-U.S. issuers,	The fund primarily invests in securities of	its total assets in the securities of
	including up to 5% of its total	U.S. issuers. The fund may invest up to	emerging markets issuers.
	assets in the securities of	25% of its total assets in equity and debt
	emerging markets issuers.	securities of non-U.S. issuers. The fund	The fund may invest in debt securities of
		will not invest more than 5% of its total	U.S. and non-U.S. issuers. Generally, the
	The fund may invest in debt	assets in securities of emerging	fund acquires investment grade debt
	securities of U.S. and non-U.S.	markets issuers.	securities, but the fund may invest up to
	issuers. Generally, the fund acquires		5% of its net assets in below investment
	investment grade debt securities, but	The fund may invest up to 20% of its net	grade debt securities (known as “junk
	the fund may invest up to 5% of its	assets in REITs.	bonds”), including below investment
	net assets in below investment grade		grade convertible debt securities. The fund
	debt securities (known as “junk	The fund may invest in debt securities of	invests in debt securities when Pioneer
	bonds”), including below investment	U.S. and non-U.S. issuers. The fund may	believes they are consistent with the fund’s
	grade convertible debt securities.	invest up to 5% of its net assets in below	investment objective of long-term capital
	The fund invests in debt securities	investment grade debt securities (known	growth or for greater liquidity.
	when Pioneer believes they are	as “junk bonds”), including below
	consistent with the fund’s	investment grade convertible debt
	investment objective of long-term	securities. The fund invests in debt
	capital growth or for greater liquidity.	securities when the adviser believes they
are consistent with the fund’s investment
objective, to diversify the fund’s portfolio
or for greater liquidity.

Pioneer Research Fund	Pioneer Value Fund	Combined Fund, Post-Reorganization
Pioneer uses a valuation-conscious	Pioneer uses a value approach to select	Pioneer uses a valuation-conscious
approach to select the fund’s	the fund’s investments to buy and sell.	approach to select the fund’s investments
investments based upon the	Using this investment style, Pioneer	based upon the recommendations of
recommendations of Pioneer’s	seeks securities selling at reasonable	Pioneer’s research team. Pioneer’s
research team. Pioneer’s research	prices or at substantial discounts to	research team supports the portfolio
team supports the portfolio	their underlying values and then	management teams that manage various
management teams that manage	holds these securities until the market	Pioneer equity funds and provides
various Pioneer equity funds and	values reflect their intrinsic values.	rankings for a universe of large and mid
provides rankings for a universe	Pioneer evaluates a security’s potential	cap issuers that are traded in the U.S. and
of large and mid cap issuers that	value, including the attractiveness of	abroad. The fund seeks to benefit from
are publicly traded in the U.S.	its market valuation, based on the	this research effort by selecting
and abroad. The fund seeks	company’s assets and prospects for	securities that are highly ranked by the
to benefit from this research effort	earnings and revenue growth. In	research team and selling at
by selecting securities that are	making that assessment, Pioneer	reasonable prices or substantial
highly ranked by the research team	employs fundamental research and	discounts to their underlying values. From
and selling at reasonable prices	an evaluation of the issuer based on its	the universe of highly ranked securities,
or substantial discounts to their	financial statements and operations,	the research team constructs a portfolio
underlying values. From the universe	employing a bottom-up analytic style.	that is reflective of overall sector
of highly ranked securities, the	In selecting securities, Pioneer also	weightings in the fund’s benchmark
research team constructs a	considers a security’s potential to	index. A security will not be included in
portfolio that is reflective of overall	provide a reasonable amount of income.	the portfolio simply because it is highly
sector weightings in the fund’s	Pioneer relies on the knowledge,	ranked by the research team. A security
benchmark index. A security will	experience and judgment of its staff	may be sold if its ranking by the research
not be included in the portfolio	and the staff of its affiliates who	team is reduced or the security price
simply because it is highly ranked	have access to a wide variety of research.	reaches a reasonable valuation.
by the research team. A security	Pioneer focuses on the quality and
may be sold if its ranking by the	price of individual issuers, not on	Pioneer’s research team evaluates a
research team is reduced or the	economic sector or market-timing	security’s potential value based on the
security price reaches a reasonable	strategies. Factors Pioneer looks for	company’s assets and prospects for
valuation.	in selecting investments include:	earning growth. In making that
	• Above average potential for	assessment, it employs due diligence
Pioneer’s research team evaluates a	earnings and revenue growth	and fundamental research, and an
security’s potential value based on	• Favorable expected returns relative	evaluation of the issuer based on its
the company’s assets and prospects	to perceived risks	financial statements and operations.
for earning growth. In making that	• Management with demonstrated	The research team focuses on the
assessment, it employs due	ability and commitment to the	quality and price of individual issuers,
diligence and fundamental research,	company	not on economic sector or
and an evaluation of the issuer	• Low market valuations relative to	market-timing strategies. The fund’s
based on its financial statements and	earnings forecast, book value, cash	portfolio includes securities from a
operations. The research team	flow and sales	broad range of market sectors that
focuses on the quality and price of	• Turnaround potential for companies	have received favorable rankings from
individual issuers, not on economic	that have been through difficult	the research team. Factors for selecting
sector or market-timing strategies.	periods	investments include:
The fund’s portfolio includes	• Good prospects for dividend	• Favorable expected returns relative to
securities from a broad range of	growth	perceived risk
market sectors that have received	• Pioneer generally sells a portfolio	• Above average potential for
favorable rankings from the	security when it believes that the	earnings and revenue growth
research team. Factors for selecting	security’s market value reflects its	• Low market valuations relative to
investments include:	underlying value	earnings forecast, book value, cash
• Favorable expected returns		flow and sales
relative to perceived risk		• A sustainable competitive advantage,
• Above average potential for		such as a brand name, customer base,
earnings and revenue growth		proprietary technology or economies
• Low market valuations relative		of scale
to earnings forecast, book value,
cash flow and sales
• A sustainable competitive
advantage, such as a brand name,
customer base, proprietary
technology or economies of scale.

	Pioneer Research Fund	Pioneer Value Fund	Combined Fund, Post-Reorganization
Portfolio	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A
turnover	higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
	During the most recent fiscal year,	During the most recent fiscal year, the
	the fund’s portfolio turnover rate	fund’s portfolio turnover rate was 84%
	was 57% of the average value of	of the average value of its portfolio.
its portfolio.
Non-U.S.	The fund may invest in securities of non-U.S. issuers, including securities of emerging markets issuers. Non-U.S. issuers are
investments	issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by
non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World
Bank and the European Union.
	The fund may invest up to 10% of its	The fund may invest up to 25% of its	The fund may invest up to 10% of its total
	total assets in equity and debt	total assets in equity and debt	assets in equity and debt securities of
	securities of non-U.S. issuers,	securities of non-U.S. issuers. The fund	non-U.S. issuers, including up to 5% of its
	including up to 5% of its total assets	will not invest more than 5% of its total	total assets in the securities of
	in the securities of emerging	assets in securities of emerging	emerging markets issuers.
	markets issuers.	markets issuers.
Investments	REITs are companies that invest primarily in income producing real estate or real estate related loans or interests. Some
in REITs	REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages, including “sub-prime” mortgages, secured by real estate and derive their income from collection of interest.
	There is no stated limit with respect to	The fund may invest up to 20% of its net	There is no stated limit with respect to the
	the fund’s investments in REITs.	assets in REITs.	fund’s investments in REITs.
Debt securities	The fund may invest in debt securities of U.S. and non-U.S. issuers. Generally the fund may acquire debt securities that are investment grade, but the fund may invest in below investment grade debt securities (known as “junk bonds”), including below investment grade convertible debt securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser. The fund may invest in debt securities rated “C” or better, or comparable unrated securities.
	The fund may invest up to 5% of its	The fund may invest up to 5% of its net	The fund may invest up to 5% of its net
	net assets in below investment	assets in below investment grade debt	assets in below investment grade debt
	grade debt securities, including below	securities, including below investment	securities, including below investment
	investment grade convertible	grade convertible debt securities.	grade convertible debt securities.
debt securities.
Derivatives	The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund may use derivatives for a variety of purposes, including:
• As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
• As a substitute for purchasing or selling securities
• To increase the fund’s return as a non-hedging strategy that may be considered speculative
• To manage portfolio characteristics

The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
Cash management	Normally, the fund invests substantially all of its assets to meet its investment objective(s). The fund may invest the
and temporary	remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash.
investments	For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The fund may adopt a defensive strategy when the adviser believes securities in which the fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.
Reverse repurchase	The fund may enter into reverse repurchase agreements pursuant to which the fund transfers securities to a counterparty in
agreements and	return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase
borrowing	agreements are treated as borrowings by the fund, are a form of leverage and may make the value of an investment in the fund more volatile and increase the risks of investing in the fund. The fund also may borrow money from banks or other lenders for temporary purposes. The fund may borrow up to 33 1/3% of its total assets. Entering into reverse repurchase agreements and other borrowing transactions may cause the fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.

	Pioneer Research Fund	Pioneer Value Fund	Combined Fund, Post-Reorganization
Short-term trading	The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund’s investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
Investment adviser	Pioneer Investment Management, Inc.
Portfolio managers	Day-to-day management of the	Day-to-day management of the fund’s	Day-to-day management of the fund’s
	fund’s portfolio is the responsibility	portfolio is the responsibility of Edward	portfolio will be the responsibility of a
	of a team of equity analysts that	T. Shadek, Jr. (portfolio manager of the	team of equity analysts that coordinate the
	coordinate the fundamental research	fund since January 2012) and John	fundamental research on companies
	on companies provided by Pioneer’s	Peckham portfolio manager of the fund	provided by Pioneer’s research teams,
	research teams, which include	since 2010). (The portfolio managers	which include members from Pioneer’s
	members from Pioneer’s affiliate,	also may draw upon the research and	affiliate, Pioneer Investment Management
	Pioneer Investment Management	investment management expertise of the	Limited. Paul Cloonan, senior vice
	Limited. Paul Cloonan, senior vice	research teams, which provide	president of Pioneer and co-head of
	president of Pioneer and co-head of	fundamental and quantitative research on	equity research — U.S., joined Pioneer
	equity research — U.S. (portfolio	companies on a global basis and include	in 1997. Bradley Galko, vice president
	manager of the fund since 2005),	members from Pioneer’s affiliate, Pioneer	and analyst at Pioneer, joined Pioneer in
	joined Pioneer in 1997. Bradley	Investment Management Limited (PIML).	2001. John Peckham, senior vice
	Galko, vice president and analyst	Mr. Shadek, senior vice president of	president of Pioneer and co-head of equity
	at Pioneer (portfolio manager of the	Pioneer, joined Pioneer in January 2012.	research – U.S., joined Pioneer in 2001.
	fund since 2005), joined Pioneer in	Prior to joining Pioneer, he was	James Moynihan, vice president and
	2001. John Peckham, senior vice	co-founder and portfolio manager at	analyst at Pioneer, joined Pioneer in 2007.
	president of Pioneer and co-head	Shaylor Capital. From 1997 to 2009,
	of equity research – U.S. (portfolio	Mr. Shadek was senior managing
	manager of the fund since 2012),	director and deputy head of investments
	joined Pioneer in 2001. James	at Putnam Investments. Mr. Peckham,
	Moynihan, vice president and analyst	executive vice president of Pioneer
	at Pioneer (portfolio manager of	and co-head of equity research – U.S.,
	the fund since September 2010),	joined Pioneer in 2002.
joined Pioneer in 2007.
The fund’s statement of additional
	The fund’s statement of additional	information provides additional
	information provides additional	information about the portfolio
	information about the portfolio	manager’s compensation, other
	managers’ compensation, other	accounts managed by the portfolio
	accounts managed by the portfolio	manager, and the portfolio manager’s
	managers, and the portfolio	ownership of shares of the fund.
managers’ ownership of shares
of the fund.
Fiscal Year End	December 31	September 30	December 31
Business	A diversified open-end management investment company organized as a Delaware statutory trust.
Net assets (as	$63 million	$1.3 billion	$1.36 billion (pro forma)
of December 31,
2012)

Comparison of Principal Risks

The following describes the risks of investing in each of Pioneer Research Fund, Pioneer Value Fund and the combined fund:

Market risk. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in recent years. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policy making uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the adviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

Portfolio selection risk. The adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Risks of non-U.S. investments. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

•
Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the adviser may not be able to sell the fund’s securities at times, in amounts and at prices it considers reasonable

•	Adverse effect of currency exchange rates or controls on the value of the fund’s investments, or its ability to convert non-U.S. currencies to U.S. dollars

•	The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

•	Economic, political, regulatory and social developments may adversely affect the securities markets

•	It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country

•	Withholding and other non-U.S. taxes may decrease the fund’s return

•
Some markets in which the fund may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries

•
A governmental entity may delay, or refuse or be unable to pay, interest or principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms

Risks of investments in REITs. The fund has risks associated with the real estate industry. Although the fund does not invest directly in real estate, it may invest in REITs and other equity securities of real estate industry issuers. These risks may include:

•	The U.S. or a local real estate market declines due to adverse economic conditions, foreclosures, overbuilding and high vacancy rates, reduced or regulated rents or other causes

•
Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT’s fixed income investments

•
The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are typically invested in a limited number of projects or in a particular market segment or geographic region, and therefore are more susceptible to adverse developments affecting a single project, market segment or geographic region than more broadly diversified investments. REITs are subject to heavy cash flow dependency, defaults by mortgagors or other borrowers and tenants, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources and may experience sharper swings in market values and trade less frequently and in a more limited volume than securities of larger issuers. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value. In addition, capital to pay or refinance a REIT’s debt may not be available or reasonably priced. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.

Risks of initial public offerings. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the fund, such as commissions and transaction costs. The market for IPO shares can be speculative and/or inactive for extended periods of time. There may be only a limited number of shares available for trading. The limited number of shares available for trading in some IPOs may also make it more difficult for the fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Market segment risk. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Industries in the industrials segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.

Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Industries in the health care segment, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

Industries in the consumer staples segment, such as food and drug retailing, beverages, food and tobacco products, household products and personal products, are subject to government regulation affecting ingredients and production methods. These industries also may be affected by competition, changes in consumer tastes and other factors affecting supply and demand, and litigation.

Derivatives risk. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund’s net asset value and may not provide the expected result. Derivatives may have a leveraging effect on the fund, and they can disproportionately increase losses and reduce opportunities for gain. Some derivatives have the potential for unlimited loss, regardless of the size of the fund’s initial investment. If changes in a derivative’s value do not correspond to changes in the value of the fund’s other investments or do not correlate well with the underlying assets, rate or index, the fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The fund also may have to sell assets at inopportune times to satisfy its obligations. Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management risk. The value of the investments held by the fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the fund has any uninvested cash, the fund would be subject to risk with respect to the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. During such periods, it may be more difficult for the fund to achieve its investment objective.

Expense risk. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

In addition to the common risks of investing in Pioneer Research Fund and Pioneer Value Fund noted above, the following is an additional principal risk of an investment in Pioneer Research Fund or in the combined fund:

Mid-size companies risk. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

The following is an additional principal risk of an investment in Pioneer Value Fund:

Portfolio turnover risk. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Comparison of Fees and Expenses

     Shareholders of both Pioneer Research Fund and Pioneer Value Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Pioneer Fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended December 31, 2012, and (ii) for Pioneer Value Fund, the expenses of Pioneer Value Fund for the twelve-month period ended September 30, 2012. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on December 31, 2012. Pioneer Research Fund will be the accounting survivor of the Reorganization. As the accounting survivor, Pioneer Research Fund’s operating history will be used for the combined fund’s financial reporting purposes.

	Pioneer	Pioneer	Combined Fund	Pioneer	Pioneer	Combined Fund
	Research Fund	Value Fund	(Pro Forma	Research Fund	Value Fund	(Pro Forma
	(12 months	(12 months	12 months	(12 months	(12 months	12 months
	ended	ended	ended	ended	ended	ended
	December 31,	September 30,	September 30,	December 31,	September 30,	September 30,
	2012)	2012)	2012)	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class A	Class A	Class A	Class B	Class B	Class B
Maximum sales charge (load) when you buy
shares as a percentage of offering price	5.75%	5.75%	5.75%	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None	4%	4%	4%
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.65%	0.49%(1)	0.50%(2)	0.65%	0.49%(1)	0.50%(2)
Distribution and Service (12b-1) Fee	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%
Other Expenses	0.69%	0.25%	0.25%	0.93%	1.16%	0.97%
Total Annual Fund Operating Expenses (3)	1.59%	0.99%	1.00%	2.58%	2.65%	2.47%
Less: Fee Waiver and Expense Limitations (3)	-0.34%	0.00%	0.00%	-0.43%	0.00%	-0.32%
Net Expenses (3)	1.25%	0.99%	1.00%	2.15%	2.65%	2.15%

	Pioneer	Pioneer	Combined Fund	Pioneer	Pioneer	Combined Fund
	Research Fund	Value Fund	(Pro Forma	Research Fund	Value Fund	(Pro Forma
	(12 months	(12 months	12 months	(12 months	(12 months	12 months
	ended	ended	ended	ended	ended	ended
	December 31,	September 30,	December 31,	December 31,	September 30,	December 31,
	2012)	2012)	2012)	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class C	Class C	Class C	Class Y	Class Y	Class Y
Maximum sales charge (load) when you buy shares
as a percentage of offering price	None	None	None	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	1.00%	1.00%	1.00%	None	None	None
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.65%	0.49%(1)	0.50%(2)	0.65%	0.49%(1)	0.50%(2)
Distribution and Service (12b-1) Fee	1.00%	1.00%	1.00%	None	None	None
Other Expenses	0.66%	0.61%	0.51%	0.37%	0.12%	0.09%
Total Annual Fund Operating Expenses (3)	2.31%	2.10%	2.01%	1.02%	0.61%	0.59%
Less: Fee Waiver and Expense Limitations(3)	-0.16%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Expenses (3)	2.15%	2.10%	2.01%	1.02%	0.61%	0.59%

(1)
Pioneer Value Fund pays a management fee that is adjusted upward or downward based on its performance relative to an index. Pioneer Value Fund’s annual basic fee, before any performance adjustment, is equal to 0.60% of average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.550% on the excess over $10 billion. The management fee in the table above has been adjusted based on Pioneer Value Fund’s performance as of September 30, 2012.

(2)
At a meeting to be held on May 7, 2013, shareholders of Pioneer Value Fund will be asked to approve an amended and restated management agreement. If approved, the amended and restated management agreement will become effective upon the consummation of the Reorganization. Pursuant to the amended and restated management agreement, the fund’s performance-adjusted management fee would be replaced by a “flat” fee equal to 0.50% of the combined fund’s average daily net assets.

(3)
Pioneer Research Fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce Pioneer Research Fund’s expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through May 1, 2014. Pioneer has contractually agreed to limit ordinary operating expenses of the combined fund to the extent required to reduce expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Pioneer Value Fund’s total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

Examples:

The examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Pro forma expenses are included assuming consummation of the Reorganization as of December 31, 2012. The examples are for comparison purposes only and are not a representation of any fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years	Pioneer	Pioneer	Combined Fund
you own your shares	Research Fund	Value Fund	(Pro Forma)
Class A – assuming redemption at end of period
Year 1	$ 695	$ 670	$ 671
Year 3	$1,017	$ 872	$ 875
Year 5	$1,361	$1,091	$1,096
Year 10	$2,329	$1,718	$1,729
Class A – assuming no redemption
Year 1	$ 695	$ 670	$ 671
Year 3	$1,017	$ 872	$ 875
Year 5	$1,361	$1,091	$1,096
Year 10	$2,329	$1,718	$1,729
Class B – assuming redemption at end of period
Year 1	$ 618	$ 668	$ 618
Year 3	$1,062	$1,123	$1,039
Year 5	$1,432	$1,505	$1,387
Year 10	$2,640	$2,578	$2,416
Class B – assuming no redemption
Year 1	$ 218	$ 268	$ 218
Year 3	$ 762	$ 823	$ 739
Year 5	$1,332	$1,405	$1,287
Year 10	$2,640	$2,578	$2,416
Class C – assuming redemption at end of period
Year 1	$ 318	$ 313	$ 304
Year 3	$ 706	$ 658	$ 630
Year 5	$1,221	$1,129	$1,083
Year 10	$2,633	$2,431	$2,338

Number of years	Pioneer	Pioneer	Combined Fund
you own your shares	Research Fund	Value Fund	(Pro Forma)
Class C – assuming no redemption
Year 1	$ 218	$ 213	$ 204
Year 3	$ 706	$ 658	$ 630
Year 5	$1,221	$1,129	$1,083
Year 10	$2,633	$2,431	$2,338
Class Y – with or without redemption at end of period
Year 1	$ 104	$ 62	$ 60
Year 3	$ 325	$ 195	$ 189
Year 5	$ 563	$ 340	$ 329
Year 10	$1,248	$ 762	$ 738

Comparison of the Funds’ Past Performance

     The bar charts and tables below indicate the risks and volatility of an investment in the funds by showing how the funds have performed in the past. The bar charts show changes in the performance of each fund’s Class A shares from calendar year to calendar year. The tables show average annual total returns for each class of shares of a fund over time and compare these returns to a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292. A fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar charts do not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

     Upon consummation of the Reorganization, (i) the historical performance of Pioneer Research Fund will become the combined fund’s historical performance, and (ii) the combined fund will compare its performance to the Standard & Poor’s 500 Index.

Pioneer Research Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Research Fund’s highest quarterly return was 16.10% for the quarter ended 9/30/2009, and the lowest quarterly return was
-20.00% for the quarter ended 12/31/2008.

Pioneer Value Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Value Fund’s highest quarterly return was 15.93% for the quarter ended 6/30/2003, and the lowest quarterly return was -22.00% for the quarter ended 12/31/2008.

Average Annual Total Returns (%)
(for periods ended December 31, 2012)

				Since	Inception
Pioneer Research Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					11/18/99
Return Before Taxes	7.90	1.04	6.79	1.93
Return After Taxes on Distributions	7.64	0.85	6.38	1.63
Return After Taxes on Distributions and
Sale of Fund Shares	5.14	0.81	5.90	1.60
Class B	9.42	1.32	6.48	1.51	11/18/99
Class C(1)	13.37	1.34	6.51	1.57	11/19/99
Class Y	14.81	2.55	N/A	6.75	8/11/04
Standard & Poor’s 500 Index (reflects no
deduction for fees, expenses or taxes)	16.00	1.66	7.10	1.89	11/18/99

				Since	Inception
Pioneer Value Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					9/30/69
Return Before Taxes	5.78	-4.57	3.38	10.13
Return After Taxes on Distributions	5.17	-4.98	2.38	7.58
Return After Taxes on Distributions and
Sale of Fund Shares	3.74	-4.02	2.84	7.70
Class B	6.39	-4.85	2.66	2.34	7/1/96
Class C(1)	10.96	-4.50	2.86	2.46	7/1/96
Class Y	12.66	-3.02	N/A	2.18	8/11/04
Russell 1000 Value Index (reflects no
deduction for fees, expenses or taxes)	17.51	0.59	7.38	11.96	12/31/78(2)

(1)	The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above.
(2)	Index return information is not available for prior periods.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold a Pioneer Fund’s shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares of each Pioneer Fund will vary.

	Pioneer Research Fund	Pioneer Value Fund*	Combined Fund, Post-Reorganization*
Management fees	The fund pays Pioneer a fee for	The fund pays Pioneer a fee for	The fund will pay Pioneer a fee for
	managing the fund and to cover the	managing the fund and to cover the	managing the fund and to cover the cost
	cost of providing certain services to	cost of providing certain services to	of providing certain services to the
	the fund.	the fund.	fund.

	Pioneer’s annual fee is equal to	Pioneer’s fee varies based on:	Pioneer’s annual fee will be equal to 0.50%
	0.65% of the fund’s average daily	• The fund’s assets. Pioneer earns an	of the fund’s average daily net assets. The
	net assets up to $1 billion, 0.60% of	annual basic fee equal to 0.60% of	fee is accrued daily and paid monthly.
	the next $4 billion and 0.55% on	the fund’s average daily net assets up to
	assets over $5 billion. The fee is	$5 billion, 0.575% on the next $5 billion
	accrued daily and paid monthly.	and 0.550% on the excess over $10
billion.
	For the fiscal year ended December	• The fund’s performance. The
	31, 2012, the fund paid management	investment performance of the fund is
	fees (excluding waivers and/or	compared to the Russell 1000 Value
	assumption of expenses) equivalent	Index. The basic fee can increase or
	to 0.65% of the fund’s average	decrease by a maximum of 0.10%,
	daily net assets.	depending on the performance of the
fund’s Class A shares relative to the
	A discussion regarding the basis for	index. The performance comparison is
	the Board of Trustees’ approval of	made for a rolling 36-month period.
the management contract is available
	in the fund’s annual report to	Pioneer’s fee increases or decreases
	shareholders for the period ended	depending upon whether the fund’s
	December 31, 2012.	performance is up and down more or
less than that of the index during the
rolling 36-month performance period.
Each percentage point of difference
between the performance of Class A
shares and the index (to a maximum of
+/–10 percentage points) is multiplied
by a performance rate adjustment of
0.01%. As a result, the maximum
annualized rate adjustment is +/–0.10%
for the rolling 36-month performance
period. In addition, Pioneer contractually
limits any positive adjustment of the
fund’s management fee to 0.10% of the
fund’s average daily net assets on an
annual basis (i.e., to a maximum annual
fee of 0.70% after the performance
adjustment).

This performance comparison is made
at the end of each month. An
appropriate percentage of this rate
(based on the number of days in the
current month) is then applied to
the fund’s average net assets for the
entire performance period, giving a
dollar amount that will be added to (or
subtracted from) the basic fee.

Pioneer Research Fund	Pioneer Value Fund*	Combined Fund, Post-Reorganization*
Because the adjustment to the basic fee
is based on the comparative
performance of the fund and the
performance record of the index, the
controlling factor is not whether fund
performance is up or down, but whether
it is up or down more or less than the
performance record of the index,
regardless of general market
performance. As a result, Pioneer could
earn the maximum possible fee even if
the fund’s net asset value declines.
Moreover, the comparative investment
performance of the fund is based
solely on the relevant performance
period without regard to the cumulative
performance over a longer or shorter
period of time.

For the fiscal year ended September 30,
2012, the fund paid management fees
(excluding waivers and/or assumption
of expenses) equivalent to 0.49% of
the fund’s average daily net assets.

A discussion regarding the basis for
the Board of Trustees’ approval of the
management contract is available in
the fund’s semiannual report to
shareholders for the period ended
March 31, 2012.
* At a meeting to be held on May 7, 2013, shareholders of Pioneer Value Fund will be asked to approve an amended and restated management agreement. If approved, the amended and restated management agreement will become effective upon the consummation of the Reorganization. Pursuant to the amended and restated
management agreement, the combined fund will pay a “flat” fee equal to 0.50% of the combined fund’s average daily net assets.
For a comparison of the gross and net expenses of each fund, please see the class fee tables in the “Comparison of Fees and
Expenses” section starting on page 16.

Reasons for the Reorganization

     The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

     First, the Board considered that the portfolio management team that currently manages your fund will continue to manage the combined fund after the Reorganization, using the investment strategies and policies of your fund. The Board considered that combining the funds would enable Pioneer to focus resources on its research investment team, which has produced favorable investment performance results for your fund over recent years.

     Second, the Board considered that combined fund may be better positioned to attract assets than your fund and that the larger size of the combined fund may result in greater economies of scale because the fund may be able to obtain better net prices on securities trades and reduce per share expenses as fixed expenses are shared over a larger asset base.

     Third, the Board considered that the historical performance of your fund will become the historical performance of the combined fund, and considered the historical performance of your fund as compared to a peer group of funds as classified by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data. The Board considered that Pioneer Research Fund’s annualized total return was in the second quintile of its Morningstar category for the one and three year periods ended June 30, 2012, and in the first quintile of its Morningstar category for the five year period ended June 30, 2012. The Board considered that your fund’s performance was higher than Pioneer Value Fund’s performance for the one, three, five and ten year periods ended January 3, 2013.

     Fourth, the Board considered that the management fee of the combined fund will be less than the management fee of your fund.

     Fifth, the Board considered the ability of the combined fund to utilize certain tax capital-loss carryforwards in the future.

     Sixth, the Board considered that your fund would bear 25% of the expenses incurred in connection the Reorganization, including expenses associated with the preparation, printing and mailing of any shareholder communications (including this Information Statement/Prospectus), any filings with the SEC and other governmental agencies in connection with the Reorganization, audit fees and legal fees, and that Pioneer Value Fund would likewise bear 25% of these costs. The Board considered that Pioneer would bear the remaining 50% of the expenses incurred in connection with the Reorganization.

     Seventh, the Board recognized that the portfolio managers of the combined fund may conclude that a significant number of holdings of Pioneer Value Fund are not consistent with the combined fund’s long-term investment strategy and may dispose of such positions. The Board considered that the disposition of securities following the Reorganization could result in capital gains to the combined fund and could also result in significant brokerage expense to the combined fund. However, the Board considered that the actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.

     Eighth, the Board considered that the Pioneer Funds’ investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies. The consolidated portfolio management effort also might result in time and personnel savings and the preparation of fewer reports and regulatory filings, as well as prospectus disclosure, for one fund instead of two.

     Ninth, the Board also considered that the Reorganization presents an excellent opportunity for the shareholders of each Pioneer Fund to become investors in a combined fund that has a larger asset size than either Pioneer Fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both Pioneer Funds and their shareholders.

CAPITALIZATION

The following table sets forth the capitalization of each Pioneer Fund as of February 26, 2013, and the pro forma combined capitalization of the combined fund as if the Reorganization occurred on that date. The actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of the Pioneer Funds between February 26, 2013 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Pioneer Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Pioneer Funds during the same period.

	Pioneer		Combined Fund
	Research	Pioneer	Pro Forma	Pro Forma
	Fund	Value Fund	Adjustments(1)	Combined Fund
	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)
Net Assets
Class A	$26,269,808	$1,334,638,386	$(31,234)	$1,360,876,960
Class B	$1,123,968	$2,348,174	–	$3,472,142
Class C	$4,220,740	$4,137,825	$(192)	$8,358,373
Class Y	$34,950,441	$8,372,072	$(994)	$43,321,519
Total Net Assets	$66,564,957	$1,349,496,457	$(32,420)	$1,416,028,994
Net Asset Value Per Share
Class A	$11.29	$12.52	–	$12.52
Class B	$10.62	$11.42	–	$11.42
Class C	$10.67	$11.33	–	$11.33
Class Y	$11.40	$12.64	–	$12.64
Shares Outstanding
Class A	2,326,796	106,599,897	–	108,698,124
Class B	105,857	205,590	–	304,011
Class C	395,623	365,152	–	737,680
Class Y	3,066,711	662,403	–	3,427,470

(1)
The pro forma data reflects adjustments to account for the combined expenses of the Reorganization borne by Pioneer Research Fund and Pioneer Value Fund. The expenses of the Reorganization borne by the Pioneer Funds are estimated in the aggregate to be $32,420. Because of a class specific expense limitation, the expenses of Class B shares will not increase as a result of the payment of any Reorganization costs. Pioneer will bear the remaining expenses of the Reorganization. In addition to the Reorganization expenses reflected in the table, Pioneer Value Fund will bear certain expenses related to a meeting of shareholders of the fund to be held on May 7, 2013 to consider a new management fee and investment objective for the fund. Such expenses are estimated to be approximately $90,000.

     It is impossible to predict how many shares of the combined fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of combined fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

     For information relating to each fund and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, how to buy, sell or exchange Fund shares, how each fund values its securities, financial highlights information and ownership of shares of the funds, please see the sections beginning on page 76.

BOARDS’ EVALUATION OF THE REORGANIZATION

     For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your fund and that the interests of your fund’s shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the fund with which your fund is reorganizing, including the Independent Trustees, approved the Reorganization. The Trustees also determined that the Reorganization is in the best interests of that fund and that the interests of the shareholders of that fund would not be diluted as a result of the Reorganization.

REORGANIZATION OF PIONEER DISCIPLINED VALUE FUND WITH PIONEER FUNDAMENTAL VALUE
FUND (TO BE RENAMED PIONEER DISCIPLINED VALUE FUND)

SUMMARY

     The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus pertaining to your fund, including the form of Agreement and Plan of Reorganization attached as Exhibit B, because it contains details that are not in the summary.

     The Board of Trustees of your fund has approved the Reorganization of the fund with Pioneer Fundamental Value Fund, another fund managed by Pioneer. Currently, the investment objective and investment strategies of Pioneer Fundamental Value Fund and your fund are similar, but there are certain differences. In addition, the funds currently are managed by different investment teams and pay different fees and expenses. The Board of Trustees of Pioneer Fundamental Value Fund has approved certain changes in connection with the Reorganization. Effective upon completion of the Reorganization:

•	The combined fund will be named “Pioneer Disciplined Value Fund.”

•	Your fund’s investment team will manage the combined fund.

•	The combined fund will have the same investment objective, investment strategies and investment policies as your fund.

•	The historical performance of Pioneer Disciplined Value Fund will continue as the combined fund’s historical performance.

•
The management fee payable by the combined fund will be payable at an annual rate equal to 0.65% of the fund’s average daily net assets up to $1 billion, 0.60% of the next $2 billion, 0.55% on the next $4.5 billion, and 0.525% on assets over $7.5 billion. The management fee payable by Pioneer Disciplined Value Fund is payable at an annual rate equal to 0.65% of the fund’s average daily net assets up to $1 billion, 0.60% of the next $4 billion, and 0.55% on assets over $5 billion. Thus, the management fee payable by the combined fund will be the same as the management fee payable by Pioneer Disciplined Value Fund on assets under management up to $3 billion and will be lower on assets over $3 billion (if that level of assets is reached).

     The tables below provide a comparison of certain features of Pioneer Disciplined Value Fund and Pioneer Fundamental Value Fund, and also show certain features of the combined fund, post-Reorganization, which, except as noted, are substantially similar to the corresponding features of your fund. In the table below, if a row extends across the entire table, the policy disclosed applies to Pioneer Disciplined Value Fund, Pioneer Fundamental Value Fund and the combined fund.

Comparison of Pioneer Disciplined Value Fund with Pioneer Fundamental Value Fund and the Combined Fund, Post-Reorganization

	Pioneer Disciplined Value Fund	Pioneer Fundamental Value Fund	Combined Fund, Post-Reorganization
Investment	Long-term capital growth.	Capital appreciation. Current income is a	Long-term capital growth.
objective		secondary objective.
	The fund’s investment objective may		The fund’s investment objective may be
	be changed without shareholder	The fund’s investment objectives may be	changed without shareholder approval.
	approval. The fund will provide at	changed without shareholder approval.	The fund will provide at least 30 days’
	least 30 days’ notice prior to	The fund will provide notice prior to	notice prior to implementing any change
	implementing any change to its	implementing any change to its	to its investment objective.
	investment objective.	investment objectives.
Principal	The fund invests primarily in equity	The fund invests primarily in equity	The fund invests primarily in equity
investment	securities of U.S. issuers. For	securities.The fund may invest a	securities of U.S. issuers. For purposes of
strategies	purposes of the fund’s investment	significant portion of its assets in equity	the fund’s investment policies, equity
	policies, equity securities include	securities of medium- and large-	securities include common stocks and
	common stocks and other	capitalization companies (generally,	other equity instruments, such as
	equity instruments, such as	market capitalizations of $1.5 billion	exchange-traded funds (ETFs) that
	exchange-traded funds (ETFs) that	or more).	invest primarily in equity (securities,
	invest primarily in equity securities,		preferred stocks, depositary receipts,
	preferred stocks, depositary receipts,	For purposes of the fund’s investment	rights, equity interests in real estate
	rights, equity interests in real estate	policies, equity securities include	investment trusts (REITs) and warrants.
	investment trusts (REITs) and	common stocks, debt convertible to
	warrants.	equity securities and other equity	The fund may invest in issuers of any
		instruments, such as exchange-traded	market capitalization. The fund may invest
	The fund may invest in issuers of any	funds (ETFs) that invest primarily	in securities in any industry or market
	market capitalization. The fund may	in equity securities, depositary receipts,	sector.
	invest in securities in any industry	warrants, rights, equity interests in
	or market sector.	real estate investment trusts (REITs)	The fund may invest up to 10% of its
		and preferred stocks.	total assets in securities of non-U.S.
	The fund may invest up to 10% of		issuers. The fund will not invest more than
	its total total assets in securities of	The fund may invest up to 30% of its	5% of its total assets in the securities of
	non-U.S. issuers. The fund will not	total assets in securities of non-U.S.	emerging market issuers. The fund invests
	invest more than 5% of its total	issuers. Up to 10% of the fund’s total	in non-U.S. securities to diversify its
	assets in the securities of emerging	assets may be invested in securities	portfolio when they offer similar or
	market issuers. The fund invests in	of emerging market issuers. The fund	greater potential for capital appreciation
	non-U.S. securities to diversify its	does not count securities of Canadian	compared to U.S. securities. The fund
	portfolio when they offer similar or	issuers against the limit on investment	does not count securities of Canadian
	greater potential for capital	in securities of non-U.S. issuers.	issuers against the 10% limit on
	appreciation compared to U.S.		investment in securities of non-U.S.
	securities. The fund does not	The fund may invest up to 10% of its	issuers.
	count securities of Canadian issuers	total assets in debt securities of U.S.
	against the 10% limit on investment	and non-U.S. issuers. The fund may	The fund may invest a portion of its assets
	in securities of non-U.S. issuers.	invest up to 5% of its net assets in	not invested in equity securities in debt
		below investment grade debt securities	securities. Generally the fund may acquire
	The fund may invest a portion of its	(known as “junk bonds”), including	investment grade debt securities that are
	assets not invested in equity	below investment grade convertible	issued by both U.S. and non-U.S.
	securities in debt securities.	debt securities. The fund invests	corporate and government issuers, but
	Generally the fund may acquire	in debt securities when the adviser	the fund may invest up to 5% of its net
	investment grade debt securities	believes they are consistent with the	assets in below investment grade debt
	that are issued by both U.S. and	fund’s investment objectives of capital	securities (known as “junk bonds”),
	non-U.S. corporate and government	appreciation and, secondarily, current	including below investment grade
	issuers, but the fund may invest up	income, to diversify the fund, or for	convertible debt securities. The fund
	to 5% of its net assets in below	greater liquidity.	invests in debt securities when Pioneer
	investment grade debt securities		believes they are consistent with the fund’s
	(known as “junk bonds”), including		investment objective of long-term capital
	below investment grade		growth, to diversify the fund’s portfolio or
	convertible debt securities. The fund		for greater liquidity.
invests in debt securities when
Pioneer believes they are consistent
with the fund’s investment objective
of long-term capital growth, to
diversify the fund’s portfolio or for
greater liquidity.

Pioneer Disciplined Value Fund	Pioneer Fundamental Value Fund	Combined Fund, Post-Reorganization
Pioneer uses a valuation-conscious	Pioneer uses a “value” style of	Pioneer uses a valuation-conscious
approach to select the fund’s	management. Using this investment	approach to select the fund’s investments
investments based upon the	style, the adviser seeks securities the	based upon the recommendations of
recommendations of Pioneer’s	adviser believes are selling at substantial	Pioneer’s research teams. Pioneer’s
research teams. Pioneer’s research	discounts to their underlying values.	research teams support the portfolio
teams support the portfolio	The adviser evaluates a security’s	management teams that manage
management teams that manage	potential value, including the	various Pioneer equity funds and provide
various Pioneer equity funds and	attractiveness of its market valuation,	recommendations for a universe of issuers
provide recommendations for a	based on the company’s assets and	that are publicly traded in the U.S. and
universe of issuers that are publicly	prospects for earnings growth.	abroad. The fund seeks to benefit from
traded in the U.S. and abroad. The	In making that assessment,	this research effort by selecting
fund seeks to benefit from this	the adviser employs fundamental	securities that are highly ranked by the
research effort by selecting securities	research and an evaluation of the	teams and selling at attractive prices.
that are highly ranked by the teams	issuer based on its financial statements
and selling at attractive prices.	and operations. The adviser also	The research teams use a two-step
	considers a security’s potential to	process in selecting securities that
The research teams use a two-step	provide current income. The adviser	combines fundamental and quantitative
process in selecting securities that	relies on the knowledge, experience	research. First, the teams assess whether
combines fundamental and	and judgment of its staff who have	a company’s fundamentals – financial
quantitative research. First, the teams	access to a wide variety of research. The	condition, management, and position in
assess whether a company’s	adviser focuses on the quality and price	its industry – indicate strong prospects
fundamentals – financial condition,	of individual issuers and securities, not	for growth and attractive valuations.
management, and position in its	on economic sector or market-timing	Second, the teams employ a quantitative,
industry – indicate strong prospects	strategies. Factors the adviser looks for	value-oriented approach to construct the
for growth and attractive valuations.	in selecting investments include:	fund’s portfolio, emphasizing those
Second, the teams employ a	• a below average price/earnings ratio	securities believed to be selling at
quantitative, value-oriented	as compared to that of the Standard	reasonable prices versus underlying
approach to construct the fund’s	& Poor’s 500 Index; and	values. A security may be sold if its
portfolio, emphasizing those	• above average projected earnings	ranking by the research team is reduced
securities believed to be selling at	growth as compared to that of the	or the security price reaches a
reasonable prices versus underlying	Standard & Poor’s 500 Index.	reasonable valuation.
values. A security may be sold if
its ranking by the research team	The adviser generally sells a portfolio	As part of the initial assessment, Pioneer’s
is reduced or the security price	security when it believes that the	research teams evaluate a security’s
reaches a reasonable valuation.	security’s market value reflects its	potential value based on the company’s
	underlying value. The adviser makes	assets and prospects for earnings
As part of the initial assessment,	that determination based upon the	growth. In making that assessment, the
Pioneer’s research teams evaluate a	same criteria it uses to select	teams employ a disciplined stock
security’s potential value based on	portfolio securities.	valuation approach combined with
the company’s assets and prospects		fundamental research, and an evaluation
for earnings growth. In making that		of the issuer based on its financial
assessment, the teams employ a		statements and operations. The research
disciplined stock valuation approach		teams focus on the quality and price
combined with fundamental research,		of individual issuers, not on economic
and an evaluation of the issuer based		sector or market-timing strategies. The
on its financial statements and		fund’s portfolio includes securities from
operations. The research teams focus		a broad range of market sectors that
on the quality and price of individual		have received favorable rankings
issuers, not on economic sector or		from the research teams. Factors for
market-timing strategies. The fund’s		selecting investments include:
portfolio includes securities from a		• Favorable expected returns relative to
broad range of market sectors that		perceived risk
have received favorable rankings		• Above average potential for earnings
from the research teams. Factors		and revenue growth
for selecting investments include:		• Low market valuations relative to
• Favorable expected returns		earnings forecast, book value, cash flow
relative to perceived risk		and sales
• Above average potential for		• A sustainable competitive advantage,
earnings and revenue growth		such as a brand name, customer base,
• Low market valuations relative to		proprietary technology or economies
earnings forecast, book value, cash		of scale
flow and sales
• A sustainable competitive
advantage, such as a brand name,
customer base, proprietary
technology or economies of scale

	Pioneer Disciplined Value Fund	Pioneer Fundamental Value Fund	Combined Fund, Post-Reorganization
Portfolio turnover	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
	During the most recent fiscal year, the	During the most recent fiscal year, the
	fund’s portfolio turnover rate was	fund’s portfolio turnover rate was 13%
	94% of the average value of its	of the average value of its portfolio.
portfolio.
Non-U.S.	The fund may invest in securities of non-U.S. issuers, including securities of emerging markets issuers. Non-U.S. issuers are
investments	issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by
non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World
Bank and the European Union.
	The fund may invest up to 10% of its	The fund may invest up to 30% of its	The fund may invest up to 10% of its total
	total assets in securities of non-U.S.	total assets in securities of non-U.S.	assets in securities of non-U.S. issuers.
	issuers. The fund will not invest more	issuers. Up to 10% of the fund’s total	The fund will not invest more than 5% of
	than 5% of its total assets in the	assets may be invested in securities	its total assets in the securities of
	securities of emerging market issuers.	of emerging market issuers.	emerging market issuers.
Debt securities	The fund may invest in debt securities of U.S. and non-U.S. issuers. Generally the fund may acquire debt securities that are investment grade, but the fund may invest in below investment grade debt securities (known as “junk bonds”), including below investment grade convertible debt securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser.
	The fund may invest a portion of its	The fund may invest up to 10% of its	The fund may invest a portion of its assets
	assets not invested in equity	total assets in debt securities of U.S.	not invested in equity securities in debt
	securities in debt securities. Generally	and non-U.S. issuers. The fund may	securities. Generally the fund may
	the fund may acquire investment	invest up to 5% of its net assets in below	acquire investment grade debt
	grade debt securities that are issued	investment grade debt securities,	securities that are issued by both U.S.
	by both U.S. and non-U.S.	including below investment grade	and non-U.S. corporate and government
	corporate and government issuers,	convertible debt securities.	issuers, but the fund may invest up to
	but the fund may invest up to 5%		5% of its net assets in below investment
	of its net assets in below investment		grade debt securities, including below
	grade debt securities, including		investment grade convertible debt
	below investment grade convertible		securities.
debt securities.
	The fund may invest in debt securities	The fund may invest in debt securities	The fund may invest in debt securities
	rated “D” or better, or comparable	rated “C” or better, or comparable	rated “D” or better, or comparable unrated
	unrated securities. Debt securities	unrated securities.	securities. Debt securities rated “D” are
	rated “D” are in default.		in default.
Derivatives	The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund may use derivatives for a variety of purposes, including:
• As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
• As a substitute for purchasing or selling securities
• To attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative
• To manage portfolio characteristics

The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
Cash management	Normally, the fund invests substantially all of its assets to meet its investment objective(s). The fund may invest the
and temporary	remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash.
investments	For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The fund may adopt a defensive strategy when the adviser believes securities in which the fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions. During such periods, it may be more difficult for the fund to achieve its investment objective.

	Pioneer Disciplined Value Fund	Pioneer Fundamental Value Fund	Combined Fund, Post-Reorganization
Reverse repurchase	The fund may enter into reverse repurchase agreements pursuant to which the fund transfers securities to a counterparty in
agreements and	return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase
borrowing	agreements are treated as borrowings by the fund, are a form of leverage and may make the value of an investment in the fund more volatile and increase the risks of investing in the fund. The fund also may borrow money from banks or other lenders for temporary purposes. The fund may borrow up to 33 1/3% of its total assets. Entering into reverse repurchase agreements and other borrowing transactions may cause the fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.
Short-term trading	The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund’s investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
Investment adviser	Pioneer Investment Management, Inc.
Portfolio managers	Day-to-day management of the fund’s	Day-to-day management of the fund’s	Day-to-day management of the fund’s
	portfolio is the responsibility of John	portfolio is the responsibility of Edward	portfolio will be the responsibility of John
	Peckham (portfolio manager of the	T. Shadek Jr., senior vice president of	Peckham. Mr. Peckham will be supported
	fund since 2011). Mr. Peckham is	Pioneer (portfolio manager of the fund	by Ashesh Savla and Brian Popiel. The
	supported by Ashesh Savla (portfolio	since 2012), and John Peckham, senior	portfolio managers draw upon the
	manager of the fund since 2005) and	vice president of Pioneer and co-head of	research and investment management
	Brian Popiel (portfolio manager of	equity research – U.S. (portfolio	expertise of the firm’s research teams,
	the fund since 2011). The portfolio	manager of the fund since 2012). Mr.	which provide fundamental and
	managers draw upon the research	Shadek joined Pioneer in January	quantitative research on companies on
	and investment management	2012. Prior to joining Pioneer, he was	a global basis and include members from
	expertise of the firm’s research	co-founder and portfolio manager at	Pioneer’s affiliate, Pioneer Investment
	teams, which provide fundamental	Shaylor Capital. From 1997 to 2009,	Management Limited. John Peckham,
	and quantitative research on	Mr. Shadek was senior managing	vice president and co-head of equity
	companies on a global basis and	director and deputy head of investments	research – U.S., joined Pioneer in 2002.
	include members from Pioneer’s	at Putnam Investments. Mr. Peckham	Ashesh Savla, senior quantitative
	affiliate, Pioneer Investment	joined Pioneer in 2002.	research analyst, joined Pioneer in 2003.
	Management Limited. John		Brian Popiel, fundamental research
	Peckham, vice president and co-head	The fund’s statement of additional	analyst, joined Pioneer in 2011.
	of equity research – U.S., joined	information provides additional
	Pioneer in 2002. Ashesh Savla,	information about the portfolio
	senior quantitative research analyst,	managers’ compensation, other
	joined Pioneer in 2003. Brian	accounts managed by the portfolio
	Popiel, fundamental research	managers, and the portfolio managers’
	analyst, joined Pioneer in 2011.	ownership of shares of the fund.

The fund’s statement of additional
information provides additional
information about the portfolio
managers’ compensation, other
accounts managed by the portfolio
managers, and the portfolio
managers’ ownership of shares of
the fund.
Fiscal Year End	August 31	June 30	August 31
Business	A diversified series of Pioneer Series	A diversified series of Pioneer Series	A diversified series of Pioneer Series
	Trust V, an open-end management	Trust III, an open-end management	Trust III, an open-end management
	investment company organized as	investment company organized as	investment company organized as
	a Delaware statutory trust.	a Delaware statutory trust.	a Delaware statutory trust.
Net assets (as of	$43 million	$1.82 billion	$1.86 billion (pro forma)
December 31,
2012)

Comparison of Principal Risks

   The following describes the risks of investing in each of Pioneer Disciplined Value Fund, Pioneer Fundamental Value Fund and the combined fund:

Market risk. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in recent years. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policy making uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the adviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

Value style risk. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

Portfolio selection risk. The adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Issuer focus risk. The fund may invest in fewer than 40 securities and, as a result, the fund’s performance may be more volatile that the performance of funds holding more securities.

Risks of non-U.S. investments. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

•
Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the adviser may not be able to sell the fund’s securities at times, in amounts and at prices it considers reasonable

•	Adverse effect of currency exchange rates or controls on the value of the fund’s investments, or its ability to convert non-U.S. currencies to U.S. dollars

•	The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

•	Economic, political, regulatory and social developments may adversely affect the securities markets

•	It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country

•	Withholding and other non-U.S. taxes may decrease the fund’s return

•
Some markets in which the fund may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries

•
A governmental entity may delay, or refuse or be unable to pay, interest or principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms

Risks of initial public offerings. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the fund, such as commissions and transaction costs. The market for IPO shares can be speculative and/or inactive for extended periods of time. There may be only a limited number of shares available for trading. The limited number of shares available for trading in some IPOs may also make it more difficult for the fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Market segment risk. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Industries in the industrials segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.

Industries in the health care segment, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Industries in the consumer staples segment, such as food and drug retailing, beverages, food and tobacco products, household products and personal products, are subject to government regulation affecting ingredients and production methods. These industries also may be affected by competition, changes in consumer tastes and other factors affecting supply and demand, and litigation.

Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Derivatives risk. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund’s net asset value and may not provide the expected result. Derivatives may have a leveraging effect on the fund, and they can disproportionately increase losses and reduce opportunities for gain. Some derivatives have the potential for unlimited loss, regardless of the size of the fund’s initial investment. If changes in a derivative’s value do not correspond to changes in the value of the fund’s other investments or do not correlate well with the underlying assets, rate or index, the fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The fund also may have to sell assets at inopportune times to satisfy its obligations. Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management risk. The value of the investments held by the fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the fund has any uninvested cash, the fund would be subject to risk with respect to the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. During such periods, it may be more difficult for the fund to achieve its investment objective.

Expense risk. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

In addition to the common risks of investing in Pioneer Disciplined Value Fund and Pioneer Fundamental Value Fund noted above, the following are additional principal risks of an investment in Pioneer Disciplined Value Fund or the combined fund:

Small and mid-size companies risk. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

Portfolio turnover risk. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

The following is an additional principal risk of an investment in Pioneer Fundamental Value Fund:

Mid-size companies risk. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

Comparison of Fees and Expenses

     Shareholders of both Pioneer Disciplined Value Fund and Pioneer Fundamental Value Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Pioneer Fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended August 31, 2012, and (ii) for Pioneer Fundamental Value Fund, the expenses of Pioneer Fundamental Value Fund for the twelve-month period ended December 31, 2012. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on December 31, 2012. Pioneer Disciplined Value Fund will be the accounting survivor of the Reorganization. As the accounting survivor, Pioneer Disciplined Value Fund’s operating history will be used for the combined fund’s financial reporting purposes.

	Pioneer	Pioneer		Pioneer	Pioneer
	Disciplined	Fundamental	Combined Fund	Disciplined	Fundamental	Combined Fund
	Value Fund	Value Fund	(Pro Forma	Value Fund	Value Fund	(Pro Forma
	(12 months	(12 months	12 months	(12 months	(12 months	12 months
	ended	ended	ended	ended	ended	ended
	August 31,	December 31,	December 31,	August 31,	December 31,	December 31,
	2012)	2012)	2012)	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class A	Class A	Class A	Class C	Class C	Class C
Maximum sales charge (load) when you buy
shares as a percentage of offering price	5.75%	5.75%	5.75%	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None	1.00%	1.00%	1.00%
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.65%	0.66%	0.62%	0.65%	0.66%	0.62%
Distribution and Service (12b-1) Fee	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%
Other Expenses	0.81%	0.28%	0.27%	0.69%	0.30%	0.30%
Total Annual Fund Operating Expenses (1)	1.71%	1.19%	1.14%	2.34%	1.96%	1.92%
Less: Fee Waiver and Expense Limitations (1)	-0.46%	0.00%	0.00%	-0.19%	0.00%	0.00%
Net Expenses (1)	1.25%	1.19%	1.14%	2.15%	1.96%	1.92%

	Pioneer	Pioneer
	Disciplined	Fundamental	Combined Fund
	Value Fund	Value Fund	(Pro Forma
	(12 months	(12 months	12 months
	ended	ended	ended
	August 31,	December 31,	December 31,
	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class Y	Class Y	Class Y
Maximum sales charge (load) when you buy
shares as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.65%	0.66%	0.62%
Distribution and Service (12b-1) Fee	None	None	None
Other Expenses	0.38%	0.19%	0.19%
Total Annual Fund Operating Expenses (1)	1.03%	0.85%	0.81%
Less: Fee Waiver and Expense Limitations (1)	-0.13%	0.00%	0.00%
Net Expenses (1)	0.90%	0.85%	0.81%

(1)
Pioneer Disciplined Value Fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce Pioneer Disciplined Value Fund’s expenses to 1.25%, 2.15% and 0.90% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. Acquired fund fees and expenses are not included in the expense limitations noted above. These expense limitations are in effect through January 1, 2014. Pioneer has contractually agreed to limit ordinary operating expenses of the combined fund to the extent required to reduce expenses to 1.20%, 2.10% and 0.85% of the average daily net assets attributable to Class A, Class C, and Class Y shares, respectively.

Examples:

The examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Pro forma expenses are included assuming consummation of the Reorganization as of December 31, 2012. The examples are for comparison purposes only and are not a representation of any fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Pioneer	Pioneer
Number of years	Disciplined	Fundamental	Combined Fund
you own your shares	Value Fund	Value	(Pro Forma)
Class A – assuming redemption at end of period
Year 1	$ 695	$ 689	$ 685
Year 3	$1,041	$ 931	$ 916
Year 5	$1,409	$1,192	$1,167
Year 10	$2,442	$1,935	$1,881
Class A – assuming no redemption
Year 1	$ 695	$ 689	$ 685
Year 3	$1,041	$ 931	$ 916
Year 5	$1,409	$1,192	$1,167
Year 10	$2,442	$1,935	$1,881
Class C – assuming redemption at end of period
Year 1	$ 318	$ 299	$ 295
Year 3	$ 712	$ 615	$ 603
Year 5	$1,233	$1,057	$1,037
Year 10	$2,662	$2,285	$2,243
Class C – assuming no redemption
Year 1	$ 218	$ 199	$ 195
Year 3	$ 712	$ 615	$ 603
Year 5	$1,233	$1,057	$1,037
Year 10	$2,662	$2,285	$2,243
Class Y – with or without redemption at end of period
Year 1	$ 92	$ 87	$ 83
Year 3	$ 315	$ 271	$ 259
Year 5	$ 556	$ 471	$ 450
Year 10	$1,248	$1,049	$1,002

Comparison of the Funds’ Performance

     The bar charts and tables below indicate the risks and volatility of an investment in the funds by showing how the funds have performed in the past. The bar charts show changes in the performance of each fund’s Class A shares from calendar year to calendar year. The tables show average annual total returns for each class of shares of a fund over time and compare these returns to a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292. A fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar charts do not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

     Upon consummation of the Reorganization, (i) the historical performance of Pioneer Disciplined Value Fund will become the combined fund’s historical performance, and (ii) the combined fund will compare its performance to the Russell 1000 Value Index.

     Pioneer Fundamental Value Fund acquired the assets and liabilities of Cullen Value Fund (the predecessor fund) on February 25, 2005. The performance of Class A shares of Pioneer Fundamental Value Fund includes the net asset value performance of the predecessor fund’s single class of shares prior to the Reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of Pioneer Fundamental Value Fund were reflected, the performance would be lower. Cullen Capital Management LLC served as the investment adviser to the predecessor fund and as Pioneer Fundamental Value Fund’s subadviser through July 31, 2012.

Pioneer Disciplined Value Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Disciplined Value Fund’s highest quarterly return was 16.14% for the quarter ended 9/30/2009, and the lowest quarterly return was -18.76% for the quarter ended 12/31/2008.

Pioneer Fundamental Value Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Fundamental Value Fund’s highest quarterly return was 19.12% for the quarter ended 12/31/2003, and the lowest quarterly return was -18.48% for the quarter ended 12/31/2008.

Average Annual Total Returns (%)
(for periods ended December 31, 2012)

				Since	Inception
Pioneer Disciplined Value Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					12/15/05
Return Before Taxes	7.01	-0.68	N/A	2.53
Return After Taxes on Distributions	6.33	-2.09	N/A	1.16
Return After Taxes on Distributions and
Sale of Fund Shares	4.84	-1.30	N/A	1.54
Class C	12.42	N/A	N/A	3.40	7/17/08
Class Y	14.03	N/A	N/A	4.14	7/31/08
Russell 1000 Value Index (reflects no
deduction for fees, expenses or taxes)	17.51	0.59	7.38	3.12	12/15/05

				Since	Inception
Pioneer Fundamental Value Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					7/1/00
Return Before Taxes	4.89	-2.25	7.09	5.83
Return After Taxes on Distributions	3.55	-2.75	6.66	5.45
Return After Taxes on Distributions and
Sale of Fund Shares	3.18	-2.16	6.04	4.96
Class C	10.44	-1.84	N/A	2.46	2/28/05
Class Y	11.68	-0.73	N/A	3.68	2/28/05
Russell 1000 Value Index (reflects no
deduction for fees, expenses or taxes)(1)	17.51	0.59	7.38	4.89	7/1/00
Standard & Poor’s 500 Index (reflects no
deduction for fees, expenses or taxes)	16.00	1.66	7.10	1.76	7/1/00

(1)
Effective June 30, 2012, Pioneer Fundamental Value Fund changed its benchmark from the Standard & Poor’s 500 Index to the Russell 1000 Value Index because the latter index is more consistent with Pioneer Fundamental Value Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold a Pioneer Fund’s shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares of each Pioneer Fund will vary.

	Pioneer Disciplined Value Fund	Pioneer Fundamental Value Fund	Combined Fund, Post-Reorganization
Management fees	The fund pays Pioneer a fee for	The fund pays Pioneer a fee for	The fund will pay Pioneer a fee for
	managing the fund and to cover the	managing the fund and to cover the cost	managing the fund and to cover the cost
	cost of providing certain services to	of providing certain services to the fund.	of providing certain services to the fund.
	the fund. Pioneer’s annual fee is	Pioneer’s annual fee is equal to 0.70%	Pioneer’s annual fee will be equal to 0.65%
	equal to 0.65% of the fund’s average	of the fund’s average daily net assets	of the fund’s average daily net assets
	daily net assets up to $1 billion,	up to $1 billion, 0.65% of the next	up to $1 billion, 0.60% of the next
	0.60% of the next $4 billion and	$1 billion, 0.60% of the next $1 billion,	$2 billion, 0.55% of the next 4.5 billion
	0.55% on assets over $5 billion. The	0.55% on the next $4.5 billion, and	and 0.525% on assets over $7.5 billion.
	fee is accrued daily and paid	0.525% on assets over $7.5 billion.	The fee will be accrued daily and
	monthly.	The fee is accrued daily and paid	paid monthly.
monthly.
For the fiscal year ended August 31,
	2012, the fund paid management	For the fiscal year ended June 30, 2012,
	fees (excluding waivers and/or	the fund paid management fees
	assumption of expenses) equivalent	(excluding waivers and/or assumption of
	to 0.65% of the fund’s average daily	expenses) equivalent to 0.62% of the
	net assets.	fund’s average daily net assets.

	A discussion regarding the basis for	A discussion regarding the basis for the
	the Board of Trustees’ approval of the	Board of Trustees’ approval of the
	management contract is available in	management contract is available in the
	the fund’s semi-annual report to	fund’s semiannual report to shareholders
	shareholders for the period ended	for the period ended December 31, 2012.
February 29, 2012.
For a comparison of the gross and net expenses of each fund, please see the class fee tables in the “Comparison of Fees and
Expenses” section starting on page 34.

Reasons for the Reorganization

     The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

     First, the Board considered that the portfolio management team that currently manages your fund will continue to manage the combined fund after the Reorganization, using the investment strategies and policies of your fund. The Board considered that combining the funds would enable Pioneer to focus resources on its research investment team, which has produced favorable investment performance for your fund over recent years.

     Second, the Board considered that the combined fund may be better positioned to attract assets than your fund and that the larger size of the combined fund may result in greater economies of scale because the fund may be able to obtain better net prices on securities trades and reduce per share expenses as fixed expenses are shared over a larger asset base.

     Third, the Board considered that the historical performance of your fund will become the historical performance of the combined fund, and considered the historical performance of your fund as compared to a peer group of funds as classified by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data. The Board considered that Pioneer Disciplined Value Fund’s annualized total return was in the third quintile of its Morningstar category for the one year period ended June 30, 2012, in the fourth quintile of its Morningstar category for the three year period ended June 30, 2012, and in the second quintile of its Morningstar category for the five year period ended June 30, 2012. The Board considered that your fund’s performance was higher than Pioneer Fundamental Value Fund’s performance for the one, three and five year periods ended January 3, 2013.

     Fourth, the Board considered that the management fee of the combined fund will be the same as the management fee payable by your fund on assets under management up to $3 billion and will be lower on assets over $3 billion.

     Fifth, the Board considered that the expense ratio for the corresponding class of the combined fund resulting from the Reorganization will be equal to or less than the expense ratio of your fund.

     Sixth, the Board considered the ability of the combined fund to utilize certain tax capital-loss carryforwards in the future.

     Seventh, the Board considered that your fund would not bear any of the expenses incurred in connection the Reorganization, including expenses associated with the preparation, printing and mailing of any shareholder communications (including this Information Statement/Prospectus), any filings with the SEC and other governmental agencies in connection with the Reorganization, audit fees and legal fees. The Board considered that Pioneer Fundamental Value Fund would bear 25% of the expenses incurred in connection with the Reorganization. The Board considered that Pioneer would bear 75% of the expenses incurred in connection with the Reorganization.

     Eighth, the Board recognized that the portfolio managers of the combined fund may conclude that a significant number of holdings of Pioneer Fundamental Value Fund are not consistent with the combined fund’s long-term investment strategy and may dispose of such positions. The Board considered that the disposition of securities following the Reorganization could result in capital gains to the combined fund and could also result in significant brokerage expense to the combined fund. However, the Board considered that the actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.

     Ninth, the Board considered that the Pioneer Funds’ investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies. The consolidated portfolio management effort also might result in time and personnel savings and the preparation of fewer reports and regulatory filings, as well as prospectus disclosure, for one fund instead of two. The Board believes the Reorganization, in the long-term, could result in a decrease in the combined fund’s gross expenses and a corresponding decrease in fees waived under a contractual expense limit arrangement with respect to the combined fund.

     Tenth, the Board also considered that the Reorganization presents an excellent opportunity for the shareholders of each Pioneer Fund to become investors in a combined fund that has a larger asset size than either Pioneer Fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both Pioneer Funds and their shareholders.

CAPITALIZATION

     The following table sets forth the capitalization of each Pioneer Fund as of February 26, 2013, and the pro forma combined capitalization of the combined fund as if the Reorganization occurred on that date. The actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of the Pioneer Funds between February 26, 2013 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Pioneer Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Pioneer Funds during the same period.

	Pioneer	Pioneer
	Disciplined	Fundamental	Combined Fund	Pro Forma
	Value	Value	Pro Forma	Combined
	Fund	Fund	Adjustments(1)	Fund
	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)
Net Assets
Class A	$3,004,577	$855,118,208	$(7,840)	$858,114,945
Class B	–	$34,013,777	$(311)	$34,013,466
Class C	$885,792	$224,471,820	$(2,059)	$225,355,553
Class R	–	$24,120,817	$(220)	$24,120,597
Class Y	$40,687,293	$577,948,010	$(5,652)	$618,629,651
Class Z	–	$18,434,763	–	$18,434,763
Total Net Assets	$44,577,662	$1,734,107,395	$(16,082)	$1,778,668,975
Net Asset Value Per Share
Class A	$9.02	$19.13	–	$19.13
Class B	–	$19.08	–	$19.08
Class C	$9.05	$19.01	–	$19.01
Class R	–	$18.85	–	$18.85
Class Y	$9.16	$19.18	–	$19.18
Class Z	–	$19.00	–	$19.00
Shares Outstanding
Class A	332,953	44,698,545	–	44,855,606
Class B	–	1,782,809	–	1,782,809
Class C	97,889	11,808,986	–	11,855,582
Class R	–	1,279,384	–	1,279,384
Class Y	4,442,767	30,140,139	–	32,261,479
Class Z	–	970,184	–	1,970,184

(1)
The pro forma data reflects adjustments to account for the combined expenses of the Reorganization borne by Pioneer Disciplined Value Fund and Pioneer Fundamental Value Fund. The expenses of the Reorganization borne by the Pioneer Funds are estimated in the aggregate to be $16,082. Because of a class specific expense limitation, the expenses of Class Z shares will not increase as a result of the payment of any Reorganization costs. Pioneer will bear the remaining expenses of the Reorganization.

     It is impossible to predict how many shares of the combined fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of combined fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

     For information relating to each fund and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, how to buy, sell or exchange Fund shares, how each fund values its securities, financial highlights information and ownership of shares of the funds, please see the sections beginning on page 76.

BOARDS’ EVALUATION OF THE REORGANIZATION

     For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your fund and that the interests of your fund’s shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the fund with which your fund is reorganizing, including the Independent Trustees, approved the Reorganization. The Trustees also determined that the Reorganization is in the best interests of that fund and that the interests of the shareholders of that fund would not be diluted as a result of the Reorganization.

REORGANIZATION OF PIONEER DISCIPLINED GROWTH FUND WITH PIONEER INDEPENDENCE FUND
(TO BE RENAMED PIONEER DISCIPLINED GROWTH FUND)

SUMMARY

     The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus pertaining to your fund, including the form of Agreement and Plan of Reorganization attached as Exhibit C, because it contains details that are not in the summary.

     The Board of Trustees of your fund has approved the Reorganization of the fund with Pioneer Independence Fund, another fund managed by Pioneer. Currently, the investment objective and investment strategies of Pioneer Independence Fund and your fund are similar, but there are certain differences. In addition, the funds currently are managed by different investment teams and pay different fees and expenses. The Board of Trustees of Pioneer Independence Fund has approved certain changes in connection with the Reorganization. Effective upon completion of the Reorganization:

•	The combined fund will be named “Pioneer Disciplined Growth Fund.”

•	Your fund’s investment team will manage the combined fund.

•	The combined fund will have the same investment objective, investment strategies and investment policies as your fund.

•	The historical performance of Pioneer Disciplined Growth Fund will continue as the combined fund’s historical performance.

•
The management fee payable by the combined fund will be the same as the management fee payable by Pioneer Disciplined Growth Fund (an annual rate equal to 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion).

     The tables below provide a comparison of certain features of Pioneer Disciplined Growth Fund and Pioneer Independence Fund, and also show certain features of the combined fund, post-Reorganization, which, except as noted, are substantially similar to the corresponding features of your fund. In the table below, if a row extends across the entire table, the policy disclosed applies to Pioneer Disciplined Growth Fund, Pioneer Independence Fund and the combined fund.

Comparison of Pioneer Disciplined Growth Fund with Pioneer Independence Fund and the Combined Fund, Post-Reorganization

	Pioneer Disciplined Growth Fund	Pioneer Independence Fund	Combined Fund, Post-Reorganization
Investment	Long-term capital growth.	Capital growth.	Long-term capital growth.
objective
	The fund’s investment objective may	The fund’s investment objective may	The fund’s investment objective may
	be changed without shareholder	be changed without shareholder	be changed without shareholder
	approval. The fund will provide at least	approval. The fund will provide notice	approval. The fund will provide at least
	30 days’ notice prior to implementing	prior to implementing any change to	30 days’ notice prior to implementing
	any change to its investment objective.	its investment objective.	any change to its investment objective.

Principal	The fund invests primarily in equity	The fund invests at least 80% of its	The fund invests primarily in equity
investment	securities of U.S. issuers. For	assets in equity securities. For	securities of U.S. issuers. For
strategies	purposes of the fund’s investment	purposes of the fund’s investment	purposes of the fund’s investment
	policies, equity securities include	policies, equity securities include	policies, equity securities include
	common stocks and other equity	common stocks, convertible debt and	common stocks and other equity
	instruments, such as exchange-traded	other equity instruments, such as	instruments, such as exchange-traded
	funds (ETFs) that invest primarily in	exchange-traded funds (ETFs) that	funds (ETFs) that invest primarily in
	equity securities, preferred stocks,	invest primarily in equity securities,	equity securities, preferred stocks,
	depositary receipts, rights, equity	depositary receipts, warrants, rights,	depositary receipts, rights, equity
	interests in real estate investment	equity interests in real estate	interests in real estate investment
	trusts (REITs) and warrants.	investment trusts (REITs) and	trusts (REITs) and warrants.
preferred stocks.
	The fund may invest in issuers of any		The fund may invest in issuers of any
	market capitalization. The fund may	The fund invests primarily in	market capitalization. The fund may
	invest in securities in any industry or	securities of U.S. issuers. The fund	invest in securities in any industry or
	market sector.	may invest up to 25% of its total	market sector.
assets in equity and debt securities of
	The fund may invest up to 10% of its	non-U.S. issuers, including up to	The fund may invest up to 10% of its
	total assets in securities of non-U.S.	10% of its assets in the securities of	total assets in securities of non-U.S.
	issuers. The fund will not invest more	emerging markets issuers. The fund	issuers. The fund will not invest more
	than 5% of its total assets in the	does not count securities of Canadian	than 5% of its total assets in the
	securities of emerging market	issuers against the limit on	securities of emerging market
	issuers. The fund invests in non-U.S.	investment in securities of non-U.S.	issuers. The fund invests in non-U.S.
	securities to diversify its portfolio	issuers. The fund invests in non-U.S.	securities to diversify its portfolio
	when they offer similar or greater	securities to diversify its portfolio	when they offer similar or greater
	potential for capital appreciation	when they offer similar or greater	potential for capital appreciation
	compared to U.S. securities. The	potential for capital appreciation	compared to U.S. securities. The
	fund does not count securities of	compared to U.S. securities.	fund does not count securities of
	Canadian issuers against the 10%		Canadian issuers against the 10%
	limit on investment in securities of	The fund may invest up	limit on investment in securities of
	non-U.S. issuers.	to 20% of its net assets	non-U.S. issuers.
in REITs.

	The fund may invest a portion of its	The fund may invest up to 20% of its	The fund may invest a portion of its
	assets not invested in equity	total assets in debt securities of U.S.	assets not invested in equity
	securities in debt securities. Generally	and non-U.S. issuers. Generally the	securities in debt securities. Generally
	the fund may acquire investment	fund acquires debt securities that are	the fund may acquire investment
	grade debt securities that are issued	investment grade, but the fund may	grade debt securities that are issued
	by both U.S. and non-U.S. corporate	invest up to 5% of its net assets in	by both U.S. and non-U.S. corporate
	and government issuers, but the fund	below investment grade debt	and government issuers, but the fund
	may invest up to 5% of its net assets	securities (known as “junk bonds”),	may invest up to 5% of its net assets
	in below investment grade debt	including below investment grade	in below investment grade debt
	securities (known as “junk bonds”),	convertible debt securities. The fund	securities (known as “junk bonds”),
	including below investment grade	invests in debt securities when	including below investment grade
	convertible debt securities. The fund	Pioneer believes they are consistent	convertible debt securities. The fund
	invests in debt securities when	with the fund’s investment objective	invests in debt securities when
	Pioneer believes they are consistent	of capital growth, to diversify the	Pioneer believes they are consistent
	with the fund’s investment objective	fund’s portfolio or for greater liquidity.	with the fund’s investment objective
	of long-term capital growth, to		of long-term capital growth, to
	diversify the fund’s portfolio or for	To the extent consistent with its	diversify the fund’s portfolio or for
	greater liquidity.	investment objective, the fund may	greater liquidity.
invest in initial public offerings of
equity securities.

Pioneer Disciplined Growth Fund	Pioneer Independence Fund	Combined Fund, Post-Reorganization

Pioneer uses a valuation-conscious	Pioneer seeks securities selling at	Pioneer uses a valuation-conscious
approach to select the fund’s	reasonable prices or substantial	approach to select the fund’s
investments based upon the	discounts to their underlying values	investments based upon the
recommendations of Pioneer’s	and then generally holds these	recommendations of Pioneer’s
research teams. Pioneer’s research	securities until the market values	research teams. Pioneer’s research
teams support the portfolio	reflect their intrinsic values. Pioneer	teams support the portfolio
management teams that manage	evaluates a security’s potential value,	management teams that manage
various Pioneer equity funds and	including the attractiveness of its	various Pioneer equity funds and
provide recommendations for a	market valuation, based on the	provide recommendations for a
universe of issuers that are publicly	company’s assets and prospects for	universe of issuers that are publicly
traded in the U.S. and abroad. The	earnings and revenue growth. In	traded in the U.S. and abroad. The
fund seeks to benefit from this	making that assessment, Pioneer	fund seeks to benefit from this
research effort by selecting securities	employs fundamental research and	research effort by selecting securities
that are highly ranked by the teams	an evaluation of the issuer based on	that are highly ranked by the teams
and selling at attractive prices.	its financial statements and	and selling at attractive prices.
operations. Pioneer relies on the
The research teams use a two-step	knowledge, experience and judgment	The research teams use a two-step
process in selecting securities that	of its staff and the staff of its affiliates	process in selecting securities that
combines fundamental and	who have access to a wide variety of	combines fundamental and
quantitative research. First, the teams	research. Pioneer focuses on the	quantitative research. First, the teams
assess whether a company’s	quality and price of individual issuers	assess whether a company’s
fundamentals – financial condition,	and securities, not on economic	fundamentals – financial condition,
management, and position in its	sector or market-timing strategies.	management, and position in its
industry – indicate strong prospects	Factors Pioneer looks for in selecting	industry – indicate strong prospects
for growth and attractive valuations.	investments include:	for growth and attractive valuations.
Second, the teams employ a	• Estimated private market value in	Second, the teams employ a
quantitative, growth-oriented	excess of current stock price. Private	quantitative, growth-oriented approach
approach to construct the fund’s	market value is the price an	to construct the fund’s portfolio,
portfolio, emphasizing those	independent investor would pay to	emphasizing those securities believed
securities believed to have attractive	own the entire company	to have attractive prospects for
prospects for earnings and revenue	• Above average potential for	earnings and revenue growth. A
growth. A security may be sold if its	earnings and revenue growth	security may be sold if its ranking by
ranking by the research team is	• Management with demonstrated	the research team is reduced or the
reduced or the security price reaches	ability and commitment to the	security price reaches a reasonable
a reasonable valuation.	company	valuation.
• Low market valuations relative to
As part of its initial assessment,	earnings forecast, book value, cash	As part of its initial assessment,
Pioneer’s research teams evaluate a	flow and sales	Pioneer’s research teams evaluate a
security’s potential value based on		security’s potential value based on the
the company’s assets and prospects		company’s assets and prospects for
for earnings growth. In making that		earnings growth. In making that
assessment, the teams employ a		assessment, the teams employ a
disciplined stock valuation approach		disciplined stock valuation approach
combined with fundamental research,		combined with fundamental research,
and an evaluation of the issuer based		and an evaluation of the issuer based
on its financial statements and		on its financial statements and
operations. The research teams focus		operations. The research teams focus
on the quality and price of individual		on the quality and price of individual
issuers, not on economic sector or		issuers, not on economic sector or
market-timing strategies. The fund’s		market-timing strategies. The fund’s
portfolio includes securities from a		portfolio includes securities from a
broad range of market sectors that		broad range of market sectors that
have received favorable rankings		have received favorable rankings from
from the research teams. Factors for		the research teams. Factors for
selecting investments include:		selecting investments include:
• Favorable expected returns relative		• Favorable expected returns relative
to perceived risk		to perceived risk
• Above average potential for		• Above average potential for earnings
earnings and revenue growth		and revenue growth
• Low market valuations relative to		• Low market valuations relative to
earnings forecast, book value, cash		earnings forecast, book value, cash
flow and sales		flow and sales
• A sustainable competitive		• A sustainable competitive
advantage, such as a brand name,		advantage, such as a brand name,
customer base, proprietary		customer base, proprietary
technology or economies of scale		technology or economies of scale

	Pioneer Disciplined Growth Fund	Pioneer Independence Fund	Combined Fund, Post-Reorganization
Portfolio turnover	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
	During the most recent fiscal year, the	During the most recent fiscal year, the
	fund’s portfolio turnover rate was 75%	fund’s portfolio turnover rate was 71%
	of the average value of its portfolio.	of the average value of its portfolio.
Non-U.S.	The fund may invest in securities of non-U.S. issuers, including securities of emerging markets issuers. Non-U.S. issuers
investments	are issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World Bank and the European Union.
	The fund may invest up to 10% of its	The fund may invest up to 25% of its	The fund may invest up to 10% of its
	total assets in securities of non-U.S.	total assets in equity and debt	total assets in securities of non-U.S.
	issuers. The fund will not invest more	securities of non-U.S. issuers,	issuers. The fund will not invest more
	than 5% of its total assets in the	including up to 10% of its assets in the	than 5% of its total assets in the
	securities of emerging market issuers.	securities of emerging markets issuers.	securities of emerging market issuers.
Investments	REITs are companies that invest primarily in income producing real estate or real estate related loans or interests. Some
in REITs	REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages, including “sub-prime” mortgages, secured by real estate and derive their income from collection of interest.
	There is no stated limit with respect to	The fund may invest up to 20% of its	There is no stated limit with respect to
	the fund’s investments in REITs.	net assets in REITs.	the fund’s investments in REITs.
Debt securities	The fund may invest in debt securities of U.S. and non-U.S. issuers. Generally the fund may acquire debt securities that are investment grade, but the fund may invest in below investment grade debt securities (known as “junk bonds”), including below investment grade convertible debt securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser.
	The fund may invest a portion of its	The fund may invest up to 20%	The fund may invest a portion of
	assets not invested in equity securities	of its total assets in debt securities	its assets not invested in equity
	in debt securities. Generally the fund	of U.S. and non-U.S. issuers. Generally	securities in debt securities. Generally
	may acquire investment grade debt	the fund acquires debt securities	the fund may acquire investment
	securities that are issued by both U.S.	that are investment grade, but the	grade debt securities that are issued
	and non-U.S. corporate and government	fund may invest up to 5% of its net	by both U.S. and non-U.S. corporate
	issuers, but the fund may invest up to	assets in below investment grade	and government issuers, but the fund
	5% of its net assets in below investment	debt securities, including below	may invest up to 5% of its net assets
	grade debt securities, including below	investment grade convertible	in below investment grade debt
	investment grade convertible	debt securities.	securities, including below investment
	debt securities.		grade convertible debt securities.
	The fund may invest in debt securities	The fund may invest in debt securities	The fund may invest in debt securities
	rated “D” or better, or comparable	rated “C” or better, or comparable	rated “D” or better, or comparable
	unrated securities. Debt securities	unrated securities.	unrated securities. Debt securities
	rated “D” are in default.		rated “D” are in default.
Derivatives	The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund may use derivatives for a variety of purposes, including:
• As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
• As a substitute for purchasing or selling securities
• To attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative
• To manage portfolio characteristics
The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
Cash management	Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder
and temporary	of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold cash. For
investments	temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. The fund may adopt a defensive strategy when the adviser believes securities in which the fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions. During such periods, it may be more difficult for the fund to achieve its investment objective.

	Pioneer Disciplined Growth Fund	Pioneer Independence Fund	Combined Fund, Post-Reorganization
Reverse repurchase	The fund may enter into reverse repurchase agreements pursuant to which the fund transfers securities to a counterparty in
agreements and	return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price. Reverse repurchase
borrowing	agreements are treated as borrowings by the fund, are a form of leverage and may make the value of an investment in the fund more volatile and increase the risks of investing in the fund. The fund also may borrow money from banks or other lenders for temporary purposes. The fund may borrow up to 33 1/3% of its total assets. Entering into reverse repurchase agreements and other borrowing transactions may cause the fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.
Short-term trading	The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund’s investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
Investment adviser	Pioneer Investment Management, Inc.
Portfolio managers	Day-to-day management of the fund’s	Day-to-day management of the fund’s	Day-to-day management of the fund’s
	portfolio is the responsibility of Paul	portfolio is the responsibility of	portfolio will be the responsibility of
	Cloonan (portfolio manager of the	Andrew Acheson (portfolio manager	Paul Cloonan. Mr. Cloonan will be
	fund since 2010). Mr. Cloonan is	of the fund since 2001). The portfolio	supported by Ashesh Savla and Carol
	supported by Ashesh Savla (portfolio	manager may draw upon the research	Lintz. The portfolio managers draw
	manager of the fund since 2005) and	and investment management	upon the research and investment
	Carol Lintz (portfolio manager of the	expertise of the research team, which	management expertise of the firm’s
	fund since 2011). The portfolio	provides fundamental and	research teams, which provide
	managers draw upon the research and	quantitative research on companies	fundamental and quantitative
	investment management expertise of	on a global basis and includes	research on companies on a global
	the firm’s research teams, which	members from Pioneer’s affiliate,	basis and include members from
	provide fundamental and quantitative	Pioneer Investment Management	Pioneer’s affiliate, Pioneer Investment
	research on companies on a global	Limited. Mr. Acheson, senior vice	Management Limited. Paul Cloonan,
	basis and include members from	president of Pioneer, joined Pioneer	vice president and co-head of equity
	Pioneer’s affiliate, Pioneer Investment	as a portfolio manager in May 2001	research – U.S., joined Pioneer in
	Management Limited. Paul Cloonan,	and has been an investment	1997. Ashesh Savla, senior
	vice president and co-head of equity	professional since 1994.	quantitative research analyst, joined
	research – U.S., joined Pioneer in		Pioneer in 2003. Carol Lintz,
	1997. Ashesh Savla, senior	The fund’s statement of additional	fundamental research analyst, joined
	quantitative research analyst, joined	information provides additional	Pioneer in 2006.
	Pioneer in 2003. Carol Lintz,	information about the portfolio
	fundamental research analyst, joined	managers’ compensation, other
	Pioneer in 2006.	accounts managed by the portfolio
managers, and the portfolio
	The fund’s statement of additional	managers’ ownership of shares of
	information provides additional	the fund.
information about the portfolio
managers’ compensation, other
accounts managed by the portfolio
managers, and the portfolio managers’
ownership of shares of the fund.
Fiscal Year End	August 31	December 31	August 31
Business	A diversified series of Pioneer Series	A diversified, open-end management	A diversified, open-end management
	Trust V, an open-end management	investment company organized as a	investment company organized as a
	investment company organized as a	Delaware statutory trust.	Delaware statutory trust.
Delaware statutory trust.
Net assets (as of	$43 million	$812 million	$854 million (pro forma)
December 31, 2012)

Comparison of Principal Risks

   The following describes the risks of investing in each of Pioneer Disciplined Growth Fund, Pioneer Independence Fund and the combined fund:

Market risk. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in recent years. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policy making uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the adviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

Growth style risk. The fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

Portfolio selection risk. The adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Risks of non-U.S. investments. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

•
Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the adviser may not be able to sell the fund’s securities at times, in amounts and at prices it considers reasonable

•	Adverse effect of currency exchange rates or controls on the value of the fund’s investments, or its ability to convert non-U.S. currencies to U.S. dollars

•	The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

•	Economic, political, regulatory and social developments may adversely affect the securities markets

•	It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country

•	Withholding and other non-U.S. taxes may decrease the fund’s return

•
Some markets in which the fund may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries

•
A governmental entity may delay, or refuse or be unable to pay, interest or principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms

Risks of investments in REITs. The fund has risks associated with the real estate industry. Although the fund does not invest directly in real estate, it may invest in REITs and other equity securities of real estate industry issuers. These risks may include:

•	The U.S. or a local real estate market declines due to adverse economic conditions, foreclosures, overbuilding and high vacancy rates, reduced or regulated rents or other causes

•
Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT’s fixed income investments

•
The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are typically invested in a limited number of projects or in a particular market segment or geographic region, and therefore are more susceptible to adverse developments affecting a single project, market segment or geographic region than more broadly diversified investments. REITs are subject to heavy cash flow dependency, defaults by mortgagors or other borrowers and tenants, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources and may experience sharper swings in market values and trade less frequently and in a more limited volume than securities of larger issuers. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value. In addition, capital to pay or refinance a REIT’s debt may not be available or reasonably priced. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.

Risks of initial public offerings. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the fund, such as commissions and transaction costs. The market for IPO shares can be speculative and/or inactive for extended periods of time. There may be only a limited number of shares available for trading. The limited number of shares available for trading in some IPOs may also make it more difficult for the fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Market segment risk. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Industries in the consumer staples segment, such as food and drug retailing, beverages, food and tobacco products, household products and personal products, are subject to government regulation affecting ingredients and production methods. These industries also may be affected by competition, changes in consumer tastes and other factors affecting supply and demand, and litigation.

Industries in the health care segment, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

Industries in the industrials segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.

Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Derivatives risk. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund’s net asset value and may not provide the expected result. Derivatives may have a leveraging effect on the fund, and they can disproportionately increase losses and reduce opportunities for gain. Some derivatives have the potential for unlimited loss, regardless of the size of the fund’s initial investment. If changes in a derivative’s value do not correspond to changes in the value of the fund’s other investments or do not correlate well with the underlying assets, rate or index, the fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The fund also may have to sell assets at inopportune times to satisfy its obligations. Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Portfolio turnover risk. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management risk. The value of the investments held by the fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the fund has any uninvested cash, the fund would be subject to risk with respect to the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. During such periods, it may be more difficult for the fund to achieve its investment objectives.

Expense risk. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

In addition to the common risks of investing in Pioneer Disciplined Growth Fund and Pioneer Independence Fund noted above, the following are additional principal risks of an investment in Pioneer Disciplined Growth Fund or the combined fund:

Issuer focus risk. The fund may invest in fewer than 40 securities and, as a result, the fund’s performance may be more volatile that the performance of funds holding more securities.

Small and mid-size companies risk. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

Comparison of Fees and Expenses

     Shareholders of both Pioneer Disciplined Growth Fund and Pioneer Independence Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Pioneer Fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended August 31, 2012, and (ii) for Pioneer Independence Fund, the expenses of Pioneer Independence Fund for the twelve-month period ended December 31, 2012. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on December 31, 2012. Pioneer Disciplined Growth Fund will be the accounting survivor of the Reorganization. As the accounting survivor, Pioneer Disciplined Growth Fund’s operating history will be used for the combined fund’s financial reporting purposes.

	Pioneer	Pioneer		Pioneer	Pioneer
	Disciplined	Independence	Combined Fund	Disciplined	Independence	Combined Fund
	Growth Fund	Fund	(Pro Forma	Growth Fund	Fund	(Pro Forma
	(12 months	(12 months	12 months	(12 months	(12 months	12 months
	ended	ended	ended	ended	ended	ended
	August 31,	December 31,	December 31,	August 31,	December 31,	December 31,
	2012)	2012)	2012)	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class A	Class A	Class A	Class C	Class C	Class C
Maximum sales charge (load) when you buy
shares as a percentage of offering price	5.75%	5.75%	5.75%	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None	1.00%	1.00%	1.00%
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fee	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%
Other	0.58%	0.35%	0.35%	0.76%	0.53%	0.53%
Total Annual Fund Operating Expenses (1)	1.48%	1.25%	1.25%	2.41%	2.18%	2.18%
Less: Fee Waiver and Expense Limitations (1)	-0.23%	0.00%	0.00%	-0.26%	-0.03%	-0.03%
Net Expenses (1)	1.25%	1.25%	1.25%	2.15%	2.15%	2.15%

	Pioneer	Pioneer
	Disciplined	Independence	Combined Fund
	Growth Fund	Fund	(Pro Forma
	(12 months	(12 months	12 months
	ended	ended	ended
	August 31,	December 31,	December 31,
	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class Y	Class Y	Class Y
Maximum sales charge (load) when you buy
shares as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fee	None	None	None
Other Expenses	0.35%	0.24%	0.09%
Total Annual Fund Operating Expenses (1)	1.00%	0.89%	0.74%
Less: Fee Waiver and Expense Limitations (1)	-0.10%	0.00%	0.00%
Net Expenses (1)	0.90%	0.89%	0.74%

(1)
Pioneer Disciplined Growth Fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce Pioneer Disciplined Growth Fund’s expenses to 1.25%, 2.15% and 0.90% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through January 1, 2014. Pioneer Independence Fund’s investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce Pioneer Independence Fund’s expenses to 1.25% and 2.15% of the average daily net assets attributable to Class A and Class C shares, respectively. These expense limitations are in effect through May 1, 2014. Pioneer has contractually agreed to limit ordinary operating expenses of the combined Pioneer Disciplined Growth Fund to the extent required to reduce expenses to 1.25%, 2.15% and 0.90% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively.

Examples:

The examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund’s total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Pro forma expenses are included assuming consummation of the Reorganization as of December 31, 2012. The examples are for comparison purposes only and are not a representation of any fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Pioneer	Pioneer	Combined
Number of years	Disciplined	Independence	Fund
you own your shares	Growth Fund	Fund	(Pro Forma)
Class A – assuming redemption at end of period
Year 1	$ 695	$ 695	$ 695
Year 3	$ 995	$ 949	$ 949
Year 5	$1,316	$1,222	$1,222
Year 10	$2,223	$1,999	$1,999
Class A – assuming no redemption
Year 1	$ 695	$ 695	$ 695
Year 3	$ 995	$ 949	$ 949
Year 5	$1,316	$1,222	$1,222
Year 10	$2,223	$1,999	$1,999
Class C – assuming redemption at end of period
Year 1	$ 318	$ 318	$ 318
Year 3	$ 727	$ 679	$ 679
Year 5	$1,262	$1,167	$1,167
Year 10	$2,727	$2,511	$2,511
Class C – assuming no redemption
Year 1	$ 218	$ 218	$ 218
Year 3	$ 727	$ 679	$ 679
Year 5	$1,262	$1,167	$1,167
Year 10	$2,727	$2,511	$2,511
Class Y – with or without redemption at end of period
Year 1	$ 92	$ 91	$ 76
Year 3	$ 308	$ 284	$ 237
Year 5	$ 543	$ 493	$ 411
Year 10	$1,216	$1,096	$ 918

Comparison of the Funds’ Past Performance

     The bar charts and table below indicate the risks and volatility of an investment in the funds by showing how the funds have performed in the past. The tables show average annual total returns for each class of shares of a fund over time and compare these returns to a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292. A fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar charts do not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

     Upon consummation of the Reorganization, (i) the historical performance of Pioneer Disciplined Growth Fund will become the combined fund’s historical performance, and (ii) the combined fund will compare its performance to the Russell 1000 Growth Index.

Pioneer Disciplined Growth Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Disciplined Growth Fund’s highest quarterly return was 15.88% for the quarter ended 6/30/2009, and the lowest quarterly return was
-20.79% for the quarter ended 12/31/2008.

Pioneer Independence Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Independence Fund’s highest quarterly return was 25.04% for the quarter ended 6/30/2009, and the lowest quarterly return was
-22.99% for the quarter ended 9/30/2008.

Average Annual Total Returns (%)
(for periods ended December 31, 2012)

				Since	Inception
Pioneer Disciplined Growth Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					12/15/05
Return Before Taxes	7.69	1.96	N/A	4.45
Return After Taxes on Distributions	6.88	0.68	N/A	3.12
Return After Taxes on Distributions and
Sale of Fund Shares	5.53	1.07	N/A	3.20
Class C	13.35	N/A	N/A	5.73	7/17/08
Class Y	14.74	N/A	N/A	6.82	7/31/08
Russell 1000 Growth Index (reflects no
deduction for fees, expenses or taxes)	15.26	3.12	7.52	4.83	12/15/05

				Since	Inception
Pioneer Independence Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					3/16/98
Return Before Taxes	6.77	-2.64	5.48	3.28
Return After Taxes on Distributions	6.77	-2.65	5.11	2.77
Return After Taxes on Distributions and
Sale of Fund Shares	4.40	-2.23	4.76	2.65
Class C	12.32	-2.37	N/A	0.74	3/10/06
Class Y	13.78	-1.07	N/A	1.99
Russell 1000 Growth Index (reflects no
deduction for fees, expenses or taxes)	15.26	3.12	7.52	2.81	3/16/98

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold a Pioneer Fund’s shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares of each Pioneer Fund will vary.

	Pioneer Disciplined Growth Fund	Pioneer Independence Fund	Combined Fund, Post-Reorganization
Management fees	The fund pays Pioneer a fee for	The fund pays Pioneer a fee for	The fund will pay Pioneer a fee for
	managing the fund and to cover the	managing the fund and to cover the	managing the fund and to cover the
	cost of providing certain services to	cost of providing certain services to	cost of providing certain services to
	the fund. Pioneer’s annual fee is equal	the fund. Pioneer’s annual fee is equal	the fund. Pioneer’s annual fee is equal
	to 0.65% of the fund’s average daily	to 0.65% of the fund’s average daily	to 0.65% of the fund’s average daily
	net assets up to $1 billion, 0.60% of	net assets up to $1 billion and 0.60%	net assets up to $1 billion, 0.60% of
	the next $4 billion and 0.55% on	of average daily assets over	the next $4 billion and 0.55% on
	assets over $5 billion. The fee is	$1 billion. The fee is accrued daily and	assets over $5 billion. The fee will be
	accrued daily and paid monthly.	paid monthly.	accrued daily and paid monthly.

	For the fiscal year ended August 31,	For the fiscal year ended December 31,
	2012, the fund paid management fees	2012, the fund paid management fees
	(excluding waivers and/or assumption	(excluding waivers and/or assumption
	of expenses) equivalent to 0.65% of	of expenses) equivalent to 0.65% of
	the fund’s average daily net assets.	the fund’s average daily net assets.

	A discussion regarding the basis for	A discussion regarding the basis for
	the Board of Trustees’ approval of the	the Board of Trustees’ approval of the
	management contract is available in	management contract is available in
	the fund’s semi-annual report to	the fund’s annual report to
	shareholders for the period ended	shareholders for the period ended
	February 29, 2012.	December 31, 2012.
For a comparison of the gross and net expenses of each fund, please see the class fee tables in the “Comparison of Fees and
Expenses” section starting on page 51.

Reasons for the Reorganization

     The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

     First, the Board considered that the portfolio management team that currently manages your fund will continue to manage the combined fund after the Reorganization, using the investment strategies and policies of your fund. The Board considered that combining the funds would enable Pioneer to focus resources on its research investment team, which has produced favorable investment performance for your fund in recent years.

     Second, the Board considered that the combined fund may be better positioned to attract assets than your fund and that the larger size of the combined fund may result in greater economies of scale because the fund may be able to obtain better net prices on securities trades and reduce per share expenses as fixed expenses are shared over a larger asset base.

     Third, the Board considered that the historical performance of your fund will become the historical performance of the combined fund, and considered the historical performance of your fund as compared to a peer group of funds as classified by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data. The Board considered that Pioneer Disciplined Growth Fund’s annualized total return was in the first quintile of its Morningstar category of the one year period ended June 30, 2012, and in the second quintile of its Morningstar category for the three and five year periods ended June 30, 2012. The Board considered that your fund’s performance was higher than Pioneer Independence Fund’s performance for the one, three and five year periods ended January 3, 2013.

     Fourth, the Board considered that the management fee of the combined fund will be the same as the management fee payable by your fund.

     Fifth, the Board considered that the expense ratio for the corresponding class of the combined fund resulting from the Reorganization will be equal to or less than the expense ratio of your fund.

    Sixth, the Board considered the ability of the combined fund to utilize certain tax capital-loss carryforwards in the future.

     Seventh, the Board considered that your fund would not bear any of the expenses incurred in connection the Reorganization, including expenses associated with the preparation, printing and mailing of any shareholder communications (including this Information Statement/Prospectus), any filings with the SEC and other governmental agencies in connection with the Reorganization, audit fees and legal fees. The Board considered that Pioneer Independence Fund would likewise not bear any of these costs. The Board considered that Pioneer would bear the 100% of the expenses incurred in connection with the Reorganization.

     Eighth, the Board recognized that the portfolio managers of the combined fund may conclude that a significant number of holdings of Pioneer Independence Fund are not consistent with the combined fund’s long-term investment strategy and may dispose of such positions. The Board considered that the disposition of securities following the Reorganization could result in capital gains to the combined fund and could also result in significant brokerage expense to the combined fund. However, the Board considered that the actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.

     Ninth, the Board considered that the Pioneer Funds’ investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies. The consolidated portfolio management effort also might result in time and personnel savings and the preparation of fewer reports and regulatory filings, as well as prospectus disclosure, for one fund instead of two. The Board believes the Reorganization, in the long-term, could result in a decrease in the combined fund’s gross expenses and a corresponding decrease in fees waived under a contractual expense limit arrangement with respect to the combined fund.

     Tenth, the Board also considered that the Reorganization presents an excellent opportunity for the shareholders of each Pioneer Fund to become investors in a combined fund that has a larger asset size than either Pioneer Fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both Pioneer Funds and their shareholders.

CAPITALIZATION

     The following table sets forth the capitalization of each Pioneer Fund as of February 26, 2013, and the pro forma combined capitalization of the combined fund as if the Reorganization occurred on that date. The actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of the Pioneer Funds between February 26, 2013 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Pioneer Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Pioneer Funds during the same period.

	Pioneer		Combined
	Disciplined	Pioneer	Fund	Pro Forma
	Growth	Independence	Pro Forma	Combined
	Fund	Fund	Adjustments(1)	Fund
	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)
Net Assets
Class A	$9,684,112	$795,495,466	$–	$805,179,578
Class B	–	$9,331,675	–	$9,331,675
Class C	$1,828,523	$14,439,443	–	$16,267,966
Class Y	$29,886,043	$3,535,777	$–	$33,421,820
Total Net Assets	$41,398,678	$822,802,361	$–	$864,201,039
Net Asset Value Per Share
Class A	$10.48	$12.89	–	$12.89
Class B	–	$12.35	–	$12.35
Class C	$10.19	$12.16	–	$12.16
Class Y	$10.55	$13.08	–	$13.08

Shares Outstanding
Class A	923,820	61,714,419	–	62,465,708
Class B	–	755,886	–	755,886
Class C	179,480	1,187,895	–	1,338,267
Class Y	2,833,533	270,395	–	2,555,261

(1)	Pioneer will bear 100% of the expenses incurred in connection with the Reorganization.

     It is impossible to predict how many shares of the combined fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of combined fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

     For information relating to each fund and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, how to buy, sell or exchange Fund shares, how each fund values its securities, financial highlights information and ownership of shares of the funds, please see the sections beginning on page 76.

BOARDS’ EVALUATION OF THE REORGANIZATION

     For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your fund and that the interests of your fund’s shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the fund with which your fund is reorganizing, including the Independent Trustees, approved the Reorganization. The Trustees also determined that the Reorganization is in the best interests of that fund and that the interests of the shareholders of that fund would not be diluted as a result of the Reorganization.

REORGANIZATION OF PIONEER SELECT MID CAP GROWTH FUND WITH PIONEER GROWTH
OPPORTUNITIES FUND (TO BE RENAMED PIONEER SELECT MID CAP GROWTH FUND)

SUMMARY

     The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus pertaining to your fund, including the form of Agreement and Plan of Reorganization attached as Exhibit D, because it contains details that are not in the summary.

     The Board of Trustees of your fund has approved the Reorganization of the fund with Pioneer Growth Opportunities Fund, another fund managed by Pioneer. Currently, the investment objective and investment strategies of Pioneer Growth Opportunities Fund and your fund are similar, but there are certain differences. In addition, the funds currently are managed by different investment teams and pay different fees and expenses. The Board of Trustees of Pioneer Growth Opportunities Fund has approved certain changes in connection with the Reorganization. Effective upon completion of the Reorganization:

•	The combined fund will be named “Pioneer Select Mid Cap Growth Fund.”

•	Your fund’s investment team will manage the combined fund.

•	The combined fund will have the same investment objective, investment strategies and investment policies as your fund.

•	The historical performance of Pioneer Select Mid Cap Growth Fund will continue as the combined fund’s historical performance.

•
The management fee payable by the combined fund (an annual rate equal to 0.625% of the Fund’s average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion) will be the same as the management fee payable by Pioneer Select Mid Cap Growth Fund.

     The tables below provide a comparison of certain features of Pioneer Select Mid Cap Growth Fund and Pioneer Growth Opportunities Fund, and also show certain features of the combined fund, post-Reorganization, which, except as noted, are substantially similar to the corresponding features of your fund. In the table below, if a row extends across the entire table, the policy disclosed applies to Pioneer Select Mid Cap Growth Fund, Pioneer Growth Opportunities Fund and the combined fund.

Comparison of Pioneer Select Mid Cap Growth Fund with Pioneer Growth Opportunities Fund and the Combined Fund, Post-Reorganization

	Pioneer Select Mid Cap Growth Fund	Pioneer Growth Opportunities Fund	Combined Fund, Post-Reorganization
Investment	Long-term capital growth.	Growth of capital.	Long-term capital growth.
objective
	The fund’s investment objective may	The fund’s investment objective may	The fund’s investment objective may
	be changed without shareholder	be changed without shareholder	be changed without shareholder
	approval. The fund will provide notice	approval. The fund will provide notice	approval. The fund will provide notice
	prior to implementing any change to	prior to implementing any change to	prior to implementing any change to
	its investment objective.	its investment objective.	its investment objective.
Principal	Normally, the fund invests at least 80%	The fund invests primarily in equity	Normally, the fund invests at least 80%
investment	of its net assets (plus the amount of	securities of companies that Pioneer	of its net assets (plus the amount of
strategies	borrowings, if any, for investment	Investment Management, Inc.	borrowings, if any, for investment
	purposes) in equity securities of mid-	(Pioneer), the fund’s investment	purposes) in equity securities of mid-
	size companies. Mid-size companies	adviser, considers to be reasonably	size companies. Mid-size companies
	are those with market values, at the	priced or undervalued, with above	are those with market values, at the
	time of investment, that do not exceed	average growth potential. For purposes	time of investment, that do not exceed
	the greater of the market capitalization	of the fund’s investment policies,	the greater of the market capitalization
	of the largest company within the	equity securities include common	of the largest company within the
	Russell Midcap Growth Index ($20.4	stocks, debt convertible to equity	Russell Midcap Growth Index ($20.4
	billion as of December 31, 2011) or the	securities and other equity	billion as of December 31, 2011) or the
	3-year rolling average of the market	instruments, such as exchange-traded	3-year rolling average of the market
	capitalization of the largest company	funds (ETFs) that invest primarily in	capitalization of the largest company
	within the Russell Midcap Growth	equity securities, depositary receipts,	within the Russell Midcap Growth
	Index ($17.8 billion as of December 31,	equity interests in real estate	Index ($17.8 billion as of December 31,
	2011) as measured at the end of the	investment trusts (REITs), warrants,	2011) as measured at the end of the
	preceding month, and are not less than	rights and preferred stocks.	preceding month, and are not less than
	the smallest company within the index.		the smallest company within the index.
	The Russell Midcap Growth Index	The fund may invest in securities of any	The Russell Midcap Growth Index
	measures the performance of U.S. mid-	market capitalization, although the fund	measures the performance of U.S. mid-
	cap growth stocks. The size of the	may invest a significant portion of its	cap growth stocks. The size of the
	companies in the index changes	assets in equity securities of small	companies in the index changes
	constantly as a result of market	companies. The fund defines small	constantly as a result of market
	conditions and the composition of the	companies as those within the market	conditions and the composition of the
	index. The fund’s investments will not	capitalization range of the Russell 2000	index. The fund’s investments will not
	be confined to securities issued by	Growth Index (approximately $2.7	be confined to securities issued by
	companies included in the index. For	million to $3.6 billion as of March 31,	companies included in the index. For
	purposes of the fund’s investment	2012). The size of the companies in the	purposes of the fund’s investment
	policies, equity securities include	index changes constantly with market	policies, equity securities include
	common stocks, debt convertible to	conditions and the composition of the	common stocks, debt convertible to
	equity securities and other equity	index. The fund may continue to hold a	equity securities and other equity
	instruments, such as exchange-traded	security if its market capitalization	instruments, such as exchange-traded
	funds (ETFs) that invest primarily in	changes after investment.	funds (ETFs) that invest primarily in
	equity securities, depositary receipts,		equity securities, depositary receipts,
	warrants, rights, equity interests in real	The fund may invest up to 20% of its	warrants, rights, equity interests in real
	estate investment trusts (REITs) and	total assets in debt securities of U.S.	estate investment trusts (REITs) and
	preferred stocks.	issuers. Generally the fund acquires	preferred stocks.
debt securities that are investment
	The fund will provide notice to	grade, but the fund may invest up to	The fund will provide notice to
	shareholders at least 60 days prior to	5% of its net assets in below	shareholders at least 60 days prior to
	any change to its policy to invest at	investment grade debt securities	any change to its policy to invest at
	least 80% of its assets in equity	(known as “junk bonds”) and below	least 80% of its assets in equity
	securities of mid-size companies.	investment grade convertible debt	securities of mid-size companies.
securities. The fund invests in debt
	The fund may invest up to 20% of its	securities when Pioneer believes they	The fund may invest up to 20% of its
	total assets in debt securities. The fund	are consistent with the fund’s	total assets in debt securities. The fund
	may invest up to 5% of its net assets	investment objective of capital growth,	may invest up to 5% of its net assets
	in below investment grade debt	to diversify the portfolio or for greater	in below investment grade debt
	securities (known as “junk bonds”),	liquidity.	securities (known as “junk bonds”),
	including below investment grade		including below investment grade
	convertible debt securities, issued by	The fund may invest up to 20% of its	convertible debt securities, issued by
	both U.S. and non-U.S. issuers. The	total assets in securities of non-U.S.	both U.S. and non-U.S. issuers. The
	fund invests in debt securities when	issuers, including up to 5% of its total	fund invests in debt securities when
	Pioneer Investment Management, Inc.,	assets in securities of emerging	Pioneer Investment Management, Inc.,
	(Pioneer) the fund’s investment	markets issuers. The fund does not	(Pioneer) the fund’s investment
	adviser, believes they are consistent	count securities of Canadian issuers	adviser, believes they are consistent
	with the fund’s investment objective of	against the limit on investment in	with the fund’s investment objective of
	capital growth, to diversify the fund’s	securities of non-U.S. issuers.	capital growth, to diversify the fund’s
	portfolio or for greater liquidity.		portfolio or for greater liquidity.

Pioneer Select Mid Cap Growth Fund	Pioneer Growth Opportunities Fund	Combined Fund, Post-Reorganization
The fund may invest up to 20% of		The fund may invest up to 20% of
its net assets in REITs.		its net assets in REITs.

The fund may invest up to 20% of		The fund may invest up to 20% of
its total assets in equity and debt		its total assets in equity and debt
securities of non-U.S. issuers. The		securities of non-U.S. issuers. The
fund will not invest more than 5%		fund will not invest more than 5%
of its total assets in the securities		of its total assets in the securities
of emerging markets issuers. The		of emerging markets issuers. The
fund does not count securities of		fund does not count securities of
Canadian issuers against the limit		Canadian issuers against the limit
on investment in securities of non-		on investment in securities of non-
U.S. issuers.		U.S. issuers.

The fund uses a “growth” style of	The fund uses a “growth at a	The fund uses a “growth” style of
management and seeks to invest in	reasonable price” style of	management and seeks to invest in
companies with above average	management and seeks to invest in	companies with above average
potential for earnings and revenue	securities of issuers with above	potential for earnings and revenue
growth that are also trading at	average potential for earnings and	growth that are also trading at
attractive market valuations. To	revenue growth that are also	attractive market valuations. To
select growth stocks, Pioneer	trading at attractive market	select growth stocks, Pioneer
employs quantitative analysis,	valuations. To select stocks,	employs quantitative analysis,
fundamental research and an	Pioneer employs fundamental	fundamental research and an
evaluation of the issuer based on	research and an evaluation of the	evaluation of the issuer based on
its financial statements and	issuer based on its financial	its financial statements and
operations. Pioneer relies on the	statements and operations,	operations. Pioneer relies on the
knowledge, experience and	utilizing a bottom-up analytic style	knowledge, experience and
judgment of its staff and the staff	which focuses on specific	judgment of its staff and the staff
of its affiliates who have access to	securities rather than industries.	of its affiliates who have access to
a wide variety of research. Pioneer	Pioneer may also use quantitative	a wide variety of research. Pioneer
focuses on the quality and price of	analysis. Pioneer relies on the	focuses on the quality and price of
individual issuers and economic	knowledge, experience and	individual issuers and economic
sector analysis, not on market-	judgment of its staff and the staff	sector analysis, not on market-
timing strategies. Factors Pioneer	of its affiliates who have access to	timing strategies. Factors Pioneer
looks for in selecting investments	a wide variety of research. Pioneer	looks for in selecting investments
include:	focuses on the quality and price of	include:
• Market leadership in a	individual issuers and securities,	• Market leadership in a
company’s primary products	not on economic sector or market-	company’s primary products
and services	timing strategies. Factors Pioneer	and services
• Companies expected to benefit	looks for in selecting investments	• Companies expected to benefit
from long-term trends in the	include:	from long-term trends in the
economy and society	• Strength of the company’s	economy and society
• Low market valuations relative	balance sheet	• Low market valuations relative
to earnings forecast, book value,	• Quality of the management team	to earnings forecast, book
cash flow and sales compared	• Rate at which the company’s	value, cash flow and sales
to historic standards	earnings are projected to grow	compared to historic standards
• Increasing earnings forecast	• Whether the company’s stock	• Increasing earnings forecast
may be trading at a discount
Pioneer generally sells a portfolio	relative to its industry peers or	Pioneer generally sells a portfolio
security when it believes that the	the overall market	security when it believes that the
issuer no longer offers the		issuer no longer offers the
potential for above average	Pioneer generally sells a portfolio	potential for above average
earnings and revenue growth.	security when it believes that the	earnings and revenue growth.
Pioneer makes that determination	issuer no longer offers the	Pioneer makes that determination
based upon the same criteria it	potential for growth at a	based upon the same criteria it
uses to select portfolio securities.	reasonable price or if any of the	uses to select portfolio securities.
above factors have deteriorated.
Pioneer makes that determination
based upon the same criteria it
uses to select portfolio securities.

	Pioneer Select Mid Cap Growth Fund	Pioneer Growth Opportunities Fund	Combined Fund, Post-Reorganization
Portfolio turnover	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.
	During the most recent fiscal year,	During the most recent fiscal year,
	the fund’s portfolio turnover rate	the fund’s portfolio turnover rate
	was 81% of the average value of	was 112% of the average value of
	its portfolio.	its portfolio.
Debt securities	The fund may invest in debt securities of U.S. and non-U.S. issuers. Generally the fund may acquire debt securities that are investment grade, but the fund may invest in below investment grade debt securities (known as “junk bonds”), including below investment grade convertible debt securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized statistical rating organization or determined to be of equivalent credit quality by the adviser.
	The fund may invest up to 20% of	The fund may invest up to 20% of	The fund may invest up to 20% of
	its total assets in debt securities.	its total assets in debt securities of	its total assets in debt securities.
	The fund may invest up to 5% of its	U.S. issuers. Generally the fund	The fund may invest up to 5% of its
	net assets in below investment	acquires debt securities that are	net assets in below investment
	grade debt securities, including	investment grade, but the fund may	grade debt securities, including
	below investment grade convertible	invest up to 5% of its net assets in	below investment grade convertible
	debt securities, issued by both U.S.	below investment grade debt	debt securities, issued by both U.S.
	and non-U.S. issuers.	securities and below investment	and non-U.S. issuers.
grade convertible debt securities.
	The fund may invest in debt	The fund may invest in debt	The fund may invest in debt
	securities rated “D” or better, or	securities rated “C” or better, or	securities rated “D” or better, or
	comparable unrated securities. Debt	comparable unrated securities.	comparable unrated securities. Debt
	securities rated “D” are in default.		securities rated “D” are in default.
Investments in REITs	REITs are companies that invest primarily in income producing real estate or real estate related loans or interests. Some
REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages, including “sub-prime” mortgages, secured by real estate and derive their income from collection of interest.
	The fund may invest up to 20% of	There is no stated limit with respect	The fund may invest up to 20% of
	its net assets in REITs.	to the fund’s investments in REITs.	its net assets in REITs.
Non-U.S. investments	The fund may invest in securities of non-U.S. issuers, including securities of emerging markets issuers. Non-U.S.
issuers are issuers that are organized and have their principal offices outside of the United States. Non-U.S. securities may be issued by non-U.S. governments, banks or corporations, or private issuers, and certain supranational organizations, such as the World Bank and the European Union.
	The fund may invest up to 20% of	The fund may invest up to 20% of	The fund may invest up to 20% of
	its total assets in equity and debt	its total assets in securities of non-	its total assets in equity and debt
	securities of non-U.S. issuers. The	U.S. issuers, including up to 5% of	securities of non-U.S. issuers. The
	fund will not invest more than 5% of	its total assets in securities of	fund will not invest more than 5% of
	its total assets in the securities of	emerging markets issuers.	its total assets in the securities of
	emerging markets issuers.		emerging markets issuers.
Derivatives	The fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, stock index futures, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The fund may use derivatives for a variety of purposes, including:
• As a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates
• As a substitute for purchasing or selling securities
• To attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative
• To manage portfolio characteristics

The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

	Pioneer Select Mid Cap Growth Fund	Pioneer Growth Opportunities Fund	Combined Fund, Post-Reorganization
Normally, the fund invests substantially all of its assets to meet its investment objective. The fund may invest the remainder of its assets in securities with remaining maturities of less than one year or cash equivalents, or may hold
Cash management	cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund may depart from its
and temporary	principal investment strategies and invest part or all of its assets in these securities or may hold cash. The fund may
investments	adopt a defensive strategy when the adviser believes securities in which the fund normally invests have special or unusual risks or are less attractive due to adverse market, economic, political or other conditions.
Reverse repurchase	The fund may enter into reverse repurchase agreements pursuant to which the fund transfers securities to a
agreements and	counterparty in return for cash, and the fund agrees to repurchase the securities at a later date and for a higher price.
borrowing	Reverse repurchase agreements are treated as borrowings by the fund, are a form of leverage and may make the value of an investment in the fund more volatile and increase the risks of investing in the fund. The fund also may borrow money from banks or other lenders for temporary purposes. The fund may borrow up to 33 1/3% of its total assets.
Entering into reverse repurchase agreements and other borrowing transactions may cause the fund to liquidate positions when it may not be advantageous to do so in order to satisfy its obligations or meet segregation requirements.
Short-term trading	The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund’s investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
Investment adviser	Pioneer Investment Management, Inc.
Portfolio managers	Day-to-day management of the	Day-to-day management of the fund	Day-to-day management of the
	fund’s portfolio is the responsibility	is the responsibility of Brian E.	fund’s portfolio will be the
	of Ken Winston. Mr. Winston is	Stack. Mr. Stack also may draw	responsibility of Ken Winston. Mr.
	supported by the domestic equity	upon the research and investment	Winston will be supported by the
	team. Members of this team manage	management expertise of the global	domestic equity team. Members of
	other Pioneer funds investing	research teams, which provide	this team manage other Pioneer
	primarily in U.S. equity securities.	fundamental and quantitative	funds investing primarily in U.S.
	The portfolio manager and the team	research on companies and include	equity securities. The portfolio
	also may draw upon the research	members from Pioneer’s affiliate,	manager and the team also may
	and investment management	Pioneer Investment Management	draw upon the research and
	expertise of the global research	Limited. Mr. Stack, a senior vice	investment management expertise
	teams, which provide fundamental	president and portfolio manager,	of the global research teams, which
	and quantitative research on	joined Pioneer in 2008 and has	provide fundamental and
	companies and include members	served as portfolio manager of the	quantitative research on companies
	from Pioneer’s affiliate, Pioneer	fund since 2008. Prior to joining	and include members from
	Investment Management Limited.	Pioneer, Mr. Stack was a co-founder,	Pioneer’s affiliate, Pioneer
	Mr. Winston, a vice president, joined	portfolio manager and analyst at	Investment Management Limited.
	Pioneer in 2007 from Hartford	Long Trail Investment Management,	Mr. Winston, a vice president, joined
	Investment Management Company	LP from 2005 to 2007. From 2001	Pioneer in 2007 from Hartford
	where he was senior vice president	to 2004, he was a portfolio manager	Investment Management Company
	with portfolio management and	and analyst at Cyllennius Capital	where he was senior vice president
	analyst responsibilities for small and	Management/BlackRock, Inc. Mr.	with portfolio management and
	mid cap growth portfolios. From	Stack co-founded Cyllenius Capital	analyst responsibilities for small and
	2000 to 2006 he worked at Lee	Management in 2001, which was	mid cap growth portfolios. From
	Munder Capital Group as partner and	acquired by BlackRock in 2002. Mr.	2000 to 2006 he worked at Lee
	portfolio manager for small and mid	Stack was a portfolio manager at	Munder Capital Group as partner
	cap growth portfolios. Mr. Winston	MFS Investment Management from	and portfolio manager for small and
	has served as portfolio manager of	1993 to 2001.	mid cap growth portfolios.
the fund since 2009.
The fund’s statement of additional
	The fund’s statement of additional	information provides additional
	information provides additional	information about the portfolio
	information about the portfolio	manager’s compensation, other
	manager’s compensation, other	accounts managed by the portfolio
	accounts managed by the portfolio	manager, and the portfolio
	manager, and the portfolio	manager’s ownership of shares of
	manager’s ownership of shares of	the fund.
the fund.
Fiscal Year End	November 30	December 31	November 30
Business	A diversified open-end management	A diversified series of Pioneer Series	A diversified series of Pioneer Series
	investment company; a series of	Trust II, an open-end management	Trust II, an open-end management
	Pioneer Series Trust I, a Delaware	investment company organized as a	investment company organized as a
	statutory trust.	Delaware statutory trust.	Delaware statutory trust.
Net assets (as of	$446 million	$506 million	$952 million (pro forma)
December 31)

Comparison of Principal Risks

   The following describes the risks of investing in each of Pioneer Select Mid Cap Growth Fund, Pioneer Growth Opportunities Fund and the combined fund:

Market risk. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility in recent years. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policy making uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties refinancing existing obligations. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. This environment could make identifying investment risks and opportunities especially difficult for the adviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

Growth style risk. The fund’s investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

Portfolio selection risk. The adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

Risks of non-U.S. investments. Investing in non-U.S. issuers or issuers with significant exposure to foreign markets may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include:

•	Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

•
Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the adviser may not be able to sell the fund’s securities at times, in amounts and at prices it considers reasonable

•	Adverse effect of currency exchange rates or controls on the value of the fund’s investments, or its ability to convert non-U.S. currencies to U.S. dollars

•	The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

•	Economic, political, regulatory and social developments may adversely affect the securities markets

•	It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country

•	Withholding and other non-U.S. taxes may decrease the fund’s return

•
Some markets in which the fund may invest are located in parts of the world that have historically been prone to natural disasters that could result in a significant adverse impact on the economies of those countries and investments made in those countries

•
A governmental entity may delay, or refuse or be unable to pay, interest or principal on its sovereign debt due to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms

Risks of investments in REITs. The fund has risks associated with the real estate industry. Although the fund does not invest directly in real estate, it may invest in REITs and other equity securities of real estate industry issuers. These risks may include:

•	The U.S. or a local real estate market declines due to adverse economic conditions, foreclosures, overbuilding and high vacancy rates, reduced or regulated rents or other causes

•
Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT’s fixed income investments

•
The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are typically invested in a limited number of projects or in a particular market segment or geographic region, and therefore are more susceptible to adverse developments affecting a single project, market segment or geographic region than more broadly diversified investments. REITs are subject to heavy cash flow dependency, defaults by mortgagors or other borrowers and tenants, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources and may experience sharper swings in market values and trade less frequently and in a more limited volume than securities of larger issuers. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value. In addition, capital to pay or refinance a REIT’s debt may not be available or reasonably priced. Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively.

Risks of initial public offerings. Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that the fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the fund, such as commissions and transaction costs. The market for IPO shares can be speculative and/or inactive for extended periods of time. There may be only a limited number of shares available for trading. The limited number of shares available for trading in some IPOs may also make it more difficult for the fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

Debt securities risk. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

Market segment risk. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts (REITs), may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Industries in the industrials segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.

Industries in the health care segment, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.

Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Derivatives risk. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund’s net asset value and may not provide the expected result. Derivatives may have a leveraging effect on the fund, and they can disproportionately increase losses and reduce opportunities for gain. Some derivatives have the potential for unlimited loss, regardless of the size of the fund’s initial investment. If changes in a derivative’s value do not correspond to changes in the value of the fund’s other investments or do not correlate well with the underlying assets, rate or index, the fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of the fund if it cannot sell or terminate the derivative at an advantageous time or price. The fund also may have to sell assets at inopportune times to satisfy its obligations. Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by the fund for a variety of reasons. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Risks associated with the use of derivatives are magnified to the extent that a large portion of the fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Leveraging risk. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have, potentially resulting in the loss of all assets. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management risk. The value of the investments held by the fund for cash management or temporary defensive purposes may be affected by changing interest rates and by changes in credit ratings of the investments. To the extent that the fund has any uninvested cash, the fund would be subject to risk with respect to the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash and the fund’s yield will go down. During such periods, it may be more difficult for the fund to achieve its investment objective.

Expense risk. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

In addition to the common risks of investing in Pioneer Select Mid Cap Growth Fund and Pioneer Growth Opportunities Fund noted above, the following is an additional principal risk of an investment in Pioneer Select Mid Cap Growth Fund or the combined fund:

Mid-size companies risk. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

The following are additional principal risks of an investment in Pioneer Growth Opportunities Fund:

Small-size companies risk. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

Portfolio turnover risk. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Comparison of Fees and Expenses

     Shareholders of both Pioneer Select Mid Cap Growth Fund and Pioneer Growth Opportunities Fund pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of each Pioneer Fund. The expenses in the tables appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended November 30, 2012, and (ii) for Pioneer Growth Opportunities Fund, the expenses of Pioneer Growth Opportunities Fund for the twelve-month period ended December 31, 2012. Future expenses for all share classes may be greater or less. The tables also show the pro forma expenses of the combined fund assuming the Reorganization occurred on December 31, 2012. Pioneer Select Mid Cap Growth Fund will be the accounting survivor of the Reorganization. As the accounting survivor, Pioneer Select Mid Cap Growth Fund’s operating history will be used for the combined fund’s financial reporting purposes.

	Pioneer	Pioneer		Pioneer	Pioneer
	Select	Growth	Combined	Select	Growth	Combined
	Mid Cap	Opportunities	Fund	Mid Cap	Opportunities	Fund
	Growth Fund	Fund	(Pro Forma	Growth Fund	Fund	(Pro Forma
	(12 months	(12 months	12 months	(12 months	(12 months	12 months
	ended	ended	ended	ended	ended	ended
	November 30,	December 31,	December 31,	November 30,	December 31,	December 31,
	2012)	2012)	2012)	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class A	Class A	Class A	Class C	Class C	Class C
Maximum sales charge (load) when you buy
shares as a percentage of offering price	5.75%	5.75%	5.75%	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None	1.00%	1.00%	1.00%
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.625%	0.65%	0.61%	0.625%	0.65%	0.61%
Distribution and Service (12b-1) Fee	0.25%	0.25%	0.25%	1.00%	1.00%	1.00%
Other Expenses	0.28%	0.35%	0.30%	0.53%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.16%	1.25%	1.16%	2.16%	2.11%	2.07%

	Pioneer	Pioneer
	Select	Growth	Combined
	Mid Cap	Opportunities	Fund
	Growth Fund	Fund	(Pro Forma
	(12 months	(12 months	12 months
	ended	ended	ended
	November 30,	December 31,	December 31,
	2012)	2012)	2012)
Shareholder transaction fees
(paid directly from your investment)	Class Y	Class Y	Class Y
Maximum sales charge (load) when you buy
shares as a percentage of offering price	None	None	None
Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less	None	None	None
Redemption fee as a percentage of amount
redeemed, if applicable	None	None	None
Annual Fund operating expenses (deducted from
fund assets) as a % of average daily net assets
Management Fee	0.625%	0.65%	0.61%
Distribution and Service (12b-1) Fee	None	None	None
Other Expenses	0.10%	0.11%	0.08%
Total Annual Fund Operating Expenses	0.73%	0.76%	0.69%

Examples:

The examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund’s total annual operating expenses remain the same except for year one. Pro forma expenses are included assuming consummation of the Reorganization as of December 31, 2012. The examples are for comparison purposes only and are not a representation of any fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		Pioneer
	Pioneer	Growth	Combined
Number of years	Select Mid Cap	Opportunities	Fund
you own your shares	Growth Fund	Fund	(Pro Forma)
Class A – assuming redemption at end of period
Year 1	$686	$695	$686
Year 3	$921	$949	$922
Year 5	$1,174	$1,222	$1,177
Year 10	$1,898	$1,999	$1,903
Class A – assuming no redemption
Year 1	$686	$695	$686
Year 3	$921	$949	$922
Year 5	$1,174	$1,222	$1,177
Year 10	$1,898	$1,999	$1,903
Class C – assuming redemption at end of period
Year 1	$319	$314	$310
Year 3	$675	$661	$649
Year 5	$1,157	$1,134	$1,114
Year 10	$2,488	$2,441	$2,400
Class C – assuming no redemption
Year 1	$219	$214	$210
Year 3	$675	$661	$649
Year 5	$1,157	$1,134	$1,114
Year 10	$2,488	$2,441	$2,400
Class Y – with or without redemption at end of period
Year 1	$74	$78	$70
Year 3	$232	$243	$221
Year 5	$403	$422	$384
Year 10	$900	$942	$859

Comparison of the Funds’ Past Performance

     The bar charts and table below indicate the risks and volatility of an investment in the fund by showing how the funds have performed in the past. The bar charts show changes in the performance of each fund’s Class A shares from calendar year to calendar year. The tables show average annual total returns for each class of shares of a fund over time and compare these returns to a broad-based measure of market performance that has characteristics relevant to the fund’s investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292. A fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar charts do not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

     Upon consummation of the Reorganization, (i) the historical performance of Pioneer Select Mid Cap Growth Fund will become the combined fund’s historical performance, and (ii) the combined fund will compare its performance to the Russell Midcap Growth Index.

     Pioneer Select Mid Cap Growth Fund acquired the assets and stated liabilities of Regions Morgan Keegan Select Mid Cap Growth Fund (the Predecessor Select Mid Cap Growth Fund) on May 15, 2009. As a result of the reorganization, Pioneer Select Mid Cap Growth Fund is the accounting successor of the Predecessor Select Mid Cap Growth Fund. In the reorganization, the Predecessor Select Mid Cap Growth Fund exchanged its assets for shares of Pioneer Select Mid Cap Growth Fund. The performance of Class A, Class C and Class Y shares of Pioneer Select Mid Cap Growth Fund includes the performance of the Predecessor Select Mid Cap Growth Fund’s Class A, Class C and Class I shares prior to the reorganization. The performance of the Predecessor Select Mid Cap Growth Fund’s Class A and Class C shares prior to the reorganization has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of the Predecessor Select Mid Cap Growth Fund’s Class I shares prior to the reorganization has not been restated to reflect any differences in expenses. Morgan Asset Management, Inc. served as the investment adviser to the Predecessor Select Mid Cap Growth Fund.

     The Predecessor Select Mid Cap Growth Fund began operations on March 12, 1999 as the successor to a collective trust fund for which Regions Bank was the trustee. The performance shown below relating to the Predecessor Select Mid Cap Growth Fund prior to March 12, 1999 is that of the Predecessor Select Mid Cap Growth Fund’s predecessor, the inception date of which was June 30, 1993. The collective trust fund was not registered under the Investment Company Act of 1940 (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

     Pioneer Growth Opportunities Fund acquired the assets and liabilities of Safeco Growth Opportunities Fund (the Predecessor Growth Opportunities Fund) on December 10, 2004. The performance of Class A and Class C shares of Pioneer Growth Opportunities Fund includes the net asset value performance of the Predecessor Growth Opportunities Fund’s Class A and Class C shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). If all the expenses of Pioneer Growth Opportunities Fund were reflected, the performance would be lower. Prior to August 2, 2004, Safeco Asset Management, Inc. served as the Predecessor Growth Opportunities Fund’s investment adviser.

Pioneer Select Mid Cap Growth Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Select Mid Cap Growth Fund’s highest quarterly return was 23.93% for the quarter ended 6/30/2003, and the lowest quarterly return was -23.43% for the quarter ended 12/31/2008.

Pioneer Growth Opportunities Fund’s Annual Returns — Class A Shares (%)*
(Years ended December 31)

*
During the period shown in the bar chart, Pioneer Growth Opportunities Fund’s highest quarterly return was 31.05% for the quarter ended 6/30/2003, and the lowest quarterly return was -21.49% for the quarter ended 9/30/2011.

Average Annual Total Returns (%)
(for periods ended December 31, 2012)

				Since	Inception
Pioneer Select Mid Cap Growth Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					6/30/93
Return Before Taxes	4.01	1.68	9.43	11.45
Return After Taxes on Distributions	3.54	1.57	8.72	10.43
Return After Taxes on Distributions and
Sale of Fund Shares	3.22	1.42	8.23	10.00
Class C	9.22	1.93	9.31	6.19	1/7/02
Class Y	10.77	3.30	N/A	7.41	6/23/04
Russell Midcap Growth Index (reflects no
deduction for fees, expenses or taxes)	15.81	3.23	10.32	8.68	6/30/93

				Since	Inception
Pioneer Growth Opportunities Fund	1 Year	5 Years	10 Years	Inception	Date
Class A					9/30/96
Return Before Taxes	0.46	1.59	7.18	6.09
Return After Taxes on Distributions	0.46	1.52	6.81	5.54
Return After Taxes on Distributions and
Sale of Fund Shares	0.30	1.33	6.29	5.20
Class C	5.64	1.71	6.80	2.32	4/30/00
Class Y	7.12	3.34	N/A	2.94	9/23/05
Russell 2000 Growth Index (reflects no
deduction for fees, expenses or taxes)	14.59	3.49	9.80	4.52	9/30/96

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold a Pioneer Fund’s shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares of each Pioneer Fund will vary.

	Pioneer Select Mid Cap Growth Fund	Pioneer Growth Opportunities Fund	Combined Fund, Post-Reorganization
Management fees	The fund pays Pioneer a fee for	The fund pays Pioneer a fee for	The fund will pay Pioneer a fee for
	managing the fund and to cover the	managing the fund and to cover the	managing the fund and to cover the
	cost of providing certain services to	cost of providing certain services to	cost of providing certain services to
	the fund. Pioneer’s annual fee is	the fund. Pioneer’s annual fee is	the fund. Pioneer’s annual fee will be
	equal to 0.625% of the fund’s	equal to 0.65% of the fund’s average	equal to 0.625% of the fund’s
	average daily net assets up to $500	daily net assets. The fee is accrued	average daily net assets up to $500
	million, 0.60% of the next $500	daily and paid monthly.	million, 0.60% of the next $500
	million and 0.575% on assets over		million and 0.575% on assets over
	$1 billion. The fee is accrued daily	For the fiscal year ended	$1 billion. The fee will be accrued
	and paid monthly.	December 31, 2012, the fund paid	daily and paid monthly.
management fees (excluding
	For the fiscal year ended	waivers and/or assumption of
	November 30, 2012, the fund paid	expenses) equivalent to 0.65% of
	management fees (excluding	the fund’s average daily net assets.
waivers and/or assumption of
	expenses) equivalent to 0.62% of	A discussion regarding the basis for
	the fund’s average daily net assets.	the Board of Trustees’ approval of
the management contract is
	A discussion regarding the basis for	available in the fund’s annual report
	the Board of Trustees’ approval of	to shareholders for the period ended
	the management contract is	December 31, 2012.
available in the fund’s annual report
to shareholders, for the period
ended November 30, 2012.
For a comparison of the gross and net expenses of each fund, please see the class fee tables in the “Comparison of Fees and Expenses” section starting on page 68.

Reasons for the Reorganization

     The Trustees of your fund believe that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

     First, the Board considered that the portfolio management team that currently manages your fund will continue to manage the combined fund after the Reorganization, using the investment strategies and policies of your fund. The Board considered that combining the funds would enable Pioneer to focus resources on its research investment team, which has produced favorable investment performance for your fund over recent years.

     Second, the Board considered that the combined fund may be better positioned to attract assets than your fund and that the larger size of the combined fund may result in greater economies of scale because the fund may be able to obtain better net prices on securities trades and reduce per share expenses as fixed expenses are shared over a larger asset base.

     Third, the Board considered that the historical performance of your fund will become the historical performance of the combined fund, and considered the historical performance of your fund as compared to a peer group of funds as classified by Morningstar, Inc. (“Morningstar”), an independent provider of investment company data. The Board considered that Pioneer Select Mid Cap Growth Fund’s annualized total return was in the second quintile of its Morningstar category for the one year period ended June 30, 2012, and in the third quintile of its Morningstar category for the three year period ended June 30, 2012. The Board considered that your fund’s performance was higher than Pioneer Growth Opportunities Fund’s performance for the one and three year periods ended January 3, 2013.

     Fourth, the Board considered that the management fee of the combined fund will be the same as the management fee of your fund.

     Fifth, the Board considered that the expense ratio for the corresponding class of the combined fund resulting from the Reorganization will be equal to or less than the expense ratio of your fund.

     Sixth, the Board considered the ability of the combined fund to utilize certain tax capital-loss carryforwards in the future.

     Seventh, the Board considered that your fund would not bear any of the expenses incurred in connection with the Reorganization, including expenses associated with the preparation, printing and mailing of any shareholder communications (including this Information Statement/Prospectus), any filings with the SEC and other governmental agencies in connection with the Reorganization, audit fees and legal fees. The Board considered that Pioneer Growth Opportunities Fund would bear 25% of the expenses incurred in connection with the Reorganization. The Board considered that Pioneer would bear 75% of the expenses incurred in connection with the Reorganization.

     Eighth, the Board recognized that the portfolio managers of the combined fund may conclude that a significant number of holdings of Pioneer Growth Opportunities Fund are not consistent with the combined fund’s long-term investment strategy and may dispose of such positions. The Board considered that the disposition of securities following the Reorganization could result in capital gains to the combined fund and could also result in significant brokerage expense to the combined fund. However, the Board considered that the actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold.

     Ninth, the Board considered that the Pioneer Funds’ investment adviser and principal distributor would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger fund compared to managing more than one fund with similar investment strategies. The consolidated portfolio management effort also might result in time and personnel savings and the preparation of fewer reports and regulatory filings, as well as prospectus disclosure, for one fund instead of two. The Board believes the Reorganization, in the long-term, could result in a decrease in the combined fund’s gross expenses.

     Tenth, the Board also considered that the Reorganization presents an excellent opportunity for the shareholders of each Pioneer Fund to become investors in a combined fund that has a larger asset size than either Pioneer Fund alone without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to both Pioneer Funds and their shareholders.

CAPITALIZATION

     The following table sets forth the capitalization of each Pioneer Fund as of February 26, 2013, and the pro forma combined capitalization of the combined fund as if the Reorganization occurred on that date. The actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of the Pioneer Funds between February 26, 2013 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Pioneer Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Pioneer Funds during the same period.

		Pioneer
	Pioneer	Growth	Combined Fund
	Select Mid Cap	Opportunities	Pro Forma	Pro Forma
	Growth Fund	Fund	Adjustments(1)	Combined Fund
	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)	(February 26, 2013)
Net Assets
Class A	$344,794,040	$440,034,833	$(12,893)	$784,815,980
Class B	–	$9,806,031	$(161)	$9,805,870
Class C	$13,271,676	$40,205,714	$(879)	$53,476,511
Class R	–	$7,846,623	$(129)	$7,846,494
Class Y	$95,718,179	$37,472,504	$(2,188)	$133,188,495
Total Net Assets	$453,783,895	$535,365,705	$(16,250)	$989,133,350
Net Asset Value Per Share
Class A	$19.51	$30.29	–	$30.29
Class B	–	$25.00	–	$25.00
Class C	$17.74	$25.57	–	$25.57
Class R	–	$29.99	–	$29.99
Class Y	$20.11	$31.57	–	$31.57
Shares Outstanding
Class A	17,676,301	14,526,491	–	25,909,589
Class B	–	392,195	–	392,195
Class C	748,058	1,572,090	–	2,091,123
Class R	–	261,663	–	261,663
Class Y	4,759,495	1,187,095	–	4,219,030

(1)
The pro forma data reflects adjustments to account for the combined expenses of the Reorganization borne by Pioneer Select Mid Cap Growth Fund and Pioneer Growth Opportunities Fund. The expenses of the Reorganization borne by the Pioneer Funds are estimated in the aggregate to be $16,250. Pioneer will bear the remaining expenses of the Reorganization.

     It is impossible to predict how many shares of the combined fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of combined fund shares that will actually be received and distributed.

ADDITIONAL INFORMATION

     For information relating to each fund and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, how to buy, sell or exchange Fund shares, how each fund values its securities, financial highlights information and ownership of shares of the funds, please see the sections beginning on page 76.

BOARDS’ EVALUATION OF THE REORGANIZATION

     For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of your fund and that the interests of your fund’s shareholders would not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the fund with which your fund is reorganizing, including the Independent Trustees, approved the Reorganization. The Trustees also determined that the Reorganization is in the best interests of that fund and that the interests of the shareholders of that fund would not be diluted as a result of the Reorganization.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATIONS

Portfolio Securities

     After the closing of the Reorganization, management will analyze and evaluate the portfolio securities of the combined fund. Consistent with the combined fund’s investment objective and policies, any restrictions imposed by the Code and in the best interests of the shareholders of the combined fund (including former shareholders of your fund), management will influence the extent and duration to which the portfolio securities of your fund and the fund with which your fund is reorganizing will be maintained by the combined fund. It is possible that, although it is not necessary to dispose of portfolio securities in order to effect a Reorganization, the portfolio manager of a combined fund may conclude that some of the holdings of the combined fund are not consistent with the combined fund’s long-term investment strategy, and, accordingly, there may be dispositions of some of the portfolio securities of a combined fund following the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by a combined fund may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, other capital gains and losses that may be recognized, and the combined fund’s ability to use any available tax loss carryforwards. The disposition of portfolio securities also may result in significant brokerage expense to the combined fund.

Tax Capital Loss Carryforwards

     Federal income tax law permits a regulated investment company to carry forward net capital losses that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) for a period of up to eight taxable years. Net capital losses that arise in tax years beginning after December 22, 2010 (“Post-2010 Losses”) may generally be carried forward without limit, and such carryforwards must be fully utilized before the regulated investment company is permitted to utilize carryforwards of Pre-2011 Losses. Pioneer Disciplined Growth Fund and Pioneer Select Mid Cap Growth Fund do not presently have net capital loss carryforwards for federal income tax purposes from their prior taxable years. Presently, Pioneer Research Fund, Pioneer Value Fund, Pioneer Disciplined Value Fund, Pioneer Fundamental Value Fund, Pioneer Independence Fund and Pioneer Growth Opportunities Fund have net capital loss carryforwards from their prior taxable years, as follows:

Fund	Capital Loss Carryforward
Pioneer Research Fund	($ 27,261,881)
Pioneer Value Fund	($655,563,825)
Pioneer Disciplined Value Fund	($ 1,384,903)
Pioneer Fundamental Value Fund	($568,400,770)
Pioneer Independence Fund	($218,039,863)
Pioneer Growth Opportunities Fund	($ 89,079,094)

The Funds’ Pre-2011 Losses and their expiration dates are as follows:
Fund	2016	2017	2018
Pioneer Research Fund	($ 990,872)	($ 26,271,009)	–
Pioneer Value Fund	–	($336,018,363)	($319,545,462)
Pioneer Fundamental Value Fund	($28,235,355)	($170,605,729)	($345,873,121)
Pioneer Independence Fund	($98,608,862)	($119,431,001)	–
Pioneer Growth Opportunities Fund	($61,681,654)	($ 27,397,440)	–

The Funds’ Post-2010 Losses are as follows:
Fund	Capital Loss Carryforward
Pioneer Disciplined Value Fund	($1,384,903)
Pioneer Fundamental Value Fund	($23,686,565)

For the period ending on the Closing Date, each combined fund may have net realized capital gains or losses and as of the Closing Date a combined fund may also have net unrealized capital gains or losses.

     The Reorganizations may result in a number of different limitations on the combined funds’ ability to use realized and unrealized losses of the combining funds. In the tax year in which a Reorganization occurs, the combined fund will be able to use carryforwards of your fund’s capital losses (including from your fund’s short taxable year ending on the Closing Date), subject to the limitations described in the following paragraphs, to offset only a prorated portion of the combined fund’s capital gains for such tax year, based on the number of days remaining in the combined fund’s tax year after the Closing Date.

     The Reorganization involving Pioneer Research Fund may also result in a limitation on the combined fund’s ability to use Pioneer Research Fund’s capital loss carryforwards in subsequent tax years. This limitation, imposed by Section 382 of the Code, is expected to apply because Pioneer Research Fund has capital loss carryforwards and its shareholders will own less than 50% of Pioneer Value Fund immediately after the Reorganization. The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net asset value of Pioneer Research Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the Reorganization. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations on capital loss carryforwards.

     Each Reorganization also may result in a limitation on the applicable combined fund’s ability to use its own losses to offset gains realized after the Reorganization that are attributable to unrealized capital gains of your fund as of the Closing Date. That limitation will apply if your fund’s unrealized capital gains as of the Closing Date are at least $10,000,000 or at least 15% of the net asset value of your fund as of the Closing Date, and is currently expected to apply to the Reorganizations involving Pioneer Disciplined Growth Fund, Pioneer Research Fund and Pioneer Select Mid-Cap Growth Fund.

As of January 31, 2013, the funds had the following current-year realized capital gains or net realized gains:

Fund	Current-Year Realized Capital Losses	Net Unrealized Gains
Pioneer Research Fund	$ 321,637	$14,403,398
Pioneer Disciplined Value Fund	$ 2,936,004	$ 6,144,712
Pioneer Disciplined Growth Fund	$ 2,998,056	$ 8,551,952
Pioneer Select Mid Cap Growth Fund	$ 7,194,175	$96,273,909

The funds with which your funds are reorganizing had the following current-year realized capital gains (losses) and net unrealized gains:

Fund	Current-Year Realized Capital Gains (Losses)	Net Unrealized Gains
Pioneer Value Fund	($ 6,551,541)	$246,327,364
Pioneer Fundamental Value Fund	$535,618,343	$246,086,425
Pioneer Independence Fund	$ 3,411,330	$207,430,712
Pioneer Growth Opportunities Fund	$ 3,044,249	$106,459,943

     The Reorganizations will have the following additional effects on the use of losses. Any capital loss carryforwards from prior years, any net current-year capital losses, and, potentially, any unrealized capital losses will benefit the shareholders of the applicable combined fund, rather than only the shareholders of the combining fund in which the loss originated. If the Reorganization involving Pioneer Research Fund closes on a date other than that fund’s regular year end, it will cause Pioneer Research Fund’s Pre-2011 Losses, to the extent unused from time to time, to expire one year earlier than the time they otherwise would have expired. Some portion of that fund’s carryforwards of Pre-2011 Losses could expire unutilized as a result of the Reorganization and/or as a result of Post-2010 Losses of Pioneer Value Fund.

     Since the Reorganizations are not expected to close until May 17, 2013, the net current-year realized capital losses and net unrealized capital gains and the effect of the limitations described above may change significantly between now and the completion of any Reorganization. Further, the ability of each Pioneer Fund to use capital losses to offset gains (even in the absence of a Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

•	Each Reorganization is scheduled to occur as of the close of business on May 17, 2013 but may occur on such later date as the parties may agree to in writing.

•
Your fund will transfer all of its assets to the corresponding fund with which your fund will be reorganizing. That fund will assume all of your fund’s liabilities. The net asset value of both Pioneer Funds will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date.

•
The fund with which your fund is reorganizing will issue Class A, Class B (if applicable), Class C and Class Y shares to your fund in amounts equal to the aggregate net asset value of your fund’s Class A, Class B (if applicable), Class C and Class Y shares, respectively. These shares will immediately be distributed to you in proportion to the relative net asset value of your holdings of shares of your fund on the Closing Date. As a result, your fund’s Class A shareholders will end up as Class A shareholders of the fund with which you are reorganizing, and your fund’s Class B (if applicable), Class C and Class Y shareholders will end up as Class B (if applicable), Class C and Class Y shareholders, respectively, of that fund. The net asset value attributable to a class of shares of each Pioneer Fund will be determined using the Pioneer Funds’ valuation policies and procedures. Each Pioneer Fund’s valuation policies and procedures are identical.

•	After the shares are issued, your fund will be dissolved.

•
No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. After the Reorganization, any contingent deferred sales charge that applied to Class A (if applicable), Class B (if applicable) or Class C shares of your fund at the time of the Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable contingent deferred sales charge, the period during which you held your shares will be included in the holding period of the shares of the combined fund you receive as a result of the Reorganization.

•
The Reorganization generally is not expected to result in income, gain or loss being recognized for federal income tax purposes by shareholders of either Pioneer Fund involved in the Reorganization, or by either Pioneer Fund involved in the Reorganization, except as set forth below under the heading “Tax Status of the Reorganizations.” The Reorganization will not take place unless both Pioneer Funds involved in the Reorganization receive a tax opinion from Bingham McCutchen LLP, counsel to the Pioneer Funds, as described below under the heading “Tax Status of the Reorganizations”.

Agreement and Plan of Reorganization

     The Agreement and Plan of Reorganization with respect to the Reorganization of Pioneer Research Fund with Pioneer Value Fund is attached as Exhibit A to this Information Statement/Prospectus. The Agreement and Plan of Reorganization with respect to the Reorganization of Pioneer Disciplined Value Fund with Pioneer Fundamental Value Fund is attached as Exhibit B to this Information Statement/Prospectus. The Agreement and Plan of Reorganization with respect to the Reorganization of Pioneer Disciplined Growth Fund with Pioneer Independence Fund is attached as Exhibit C to this Information Statement/Prospectus. The Agreement and Plan of Reorganization with respect to the Reorganization of Pioneer Select Mid Cap Growth Fund with Pioneer Growth Opportunities Fund is attached as Exhibit D to this Information Statement/Prospectus. Material provisions of the Agreement and Plan of Reorganization are described below, but are qualified in their entirety by the attached copies, as appropriate.

     Cancellation of Share Certi cates. If your shares are represented by one or more share certificates before the Closing Date, on the Closing Date all certificates will be canceled, will no longer evidence ownership of your fund’s shares and will evidence ownership of shares of the combined fund. The combined fund will not issue share certificates in the Reorganization.

     Conditions to Closing the Reorganization. The obligation of your fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the corresponding Pioneer Fund of all its obligations under the Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Section 6).

     The obligation of the fund with which your fund is reorganizing to consummate the Reorganization is subject to the satisfaction of certain conditions, including that fund’s performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from that fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement and Plan of Reorganization, Section 7).

     The funds’ obligations are subject to the receipt of a favorable opinion of Bingham McCutchen LLP as to the federal income tax consequences of the Reorganization (see Agreement and Plan of Reorganization, Section 8.4).

     Termination of Agreement and Plan of Reorganization. The Board of Trustees of either Pioneer Fund may terminate the Agreement and Plan of Reorganization at any time before the Closing Date, if the Board believes that proceeding with the Reorganization would no longer be in the best interests of shareholders of the applicable Fund.

Expenses of the Reorganization.

     Pioneer Research Fund - Pioneer Value Fund Reorganization: Each fund will bear 25% of the expenses incurred in connection with the Reorganization, including expenses associated with the preparation, printing and mailing of any shareholder communications (including this Information Statement/Prospectus), any filings with the SEC and other governmental agencies in connection with the Reorganization, audit fees and legal fees (“Reorganization Costs”). Pioneer will bear the remaining 50% of the Reorganization Costs. In addition to the Reorganization Costs, Pioneer Value Fund will bear 50% of the expenses related to a meeting of shareholders of the fund to be held on May 7, 2013 to consider a new management fee and investment objective for the fund ("Proxy Costs"). Pioneer will bear the remaining 50% of the Proxy Costs.

     Pioneer Disciplined Value Fund - Pioneer Fundamental Value Fund Reorganization: Pioneer Fundamental Value Fund will bear 25% of the expenses incurred in connection with the Reorganization and Pioneer will bear 75% of the Reorganization Costs.

     Pioneer Disciplined Growth Fund - Pioneer Independence Fund Reorganization: Pioneer will bear 100% of the expenses incurred in connection with the Reorganization.

     Pioneer Select Mid Cap Growth Fund - Pioneer Growth Opportunities Fund Reorganization: Pioneer Growth Opportunities Fund will bear 25% of the expenses incurred in connection with the Reorganization and Pioneer will bear 75% of the Reorganization Costs.

TAX STATUS OF THE REORGANIZATIONS

     Each Reorganization is conditioned upon the receipt by each participating fund of an opinion from Bingham McCutchen LLP, counsel to the Pioneer Funds, substantially to the effect that, for federal income tax purposes:

•
The transfer to the fund with which your fund will be reorganizing of all of your fund’s assets in exchange solely for the issuance of that fund’s shares to your fund and the assumption of all of your fund’s liabilities by that fund, followed by the distribution of that fund’s shares in complete liquidation of your fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the funds involved will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•
No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to the fund with which your fund will be reorganizing as described above or (2) the distribution by your fund of the combined fund’s shares to your fund’s shareholders in complete liquidation of your fund, except for (A) any gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of your fund’s taxable year or upon the transfer of an asset of your fund regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

•
The tax basis of each asset of your fund in the hands of the fund with which your fund will be reorganizing will be the same as the tax basis of that asset in the hands of your fund immediately before the transfer of the asset, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by your fund on the transfer;

•
The holding period of each asset of your fund in the hands of the fund with which your fund will be reorganizing, other than assets with respect to which gain or loss is required to be recognized, will include the period during which that asset was held by your fund (except where investment activities of the fund with which your fund will be reorganizing will have the effect of reducing or eliminating the holding period with respect to an asset);

•
No gain or loss will be recognized by the fund with which your fund will be reorganizing upon its receipt of your fund’s assets solely in exchange for shares of the fund with which your fund will be reorganizing and the assumption of your fund’s liabilities;

•	You will not recognize gain or loss upon the exchange of your shares for shares of the fund with which your fund will be reorganizing as part of the Reorganization;

•	The aggregate tax basis of shares received by you in the Reorganization will be the same as the aggregate tax basis of the shares of your fund you surrender in the exchange; and

•
The holding period of shares you receive in the Reorganization will include the period during which you held the shares of your fund that you surrender in the exchange, provided that you hold the shares of your fund as capital assets on the date of the exchange.

     In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of your fund and the fund with which your fund will be reorganizing. The condition that each fund receive such an opinion may not be waived by either fund.

     No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

     Immediately prior to the Reorganization, your fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to your fund’s shareholders all of your fund’s investment company taxable income, all of its net tax-exempt income, and all of its net capital gain (after deduction for any available capital loss carryover) for taxable years ending on or prior to the Closing Date. The amount of such distribution to the shareholders of your fund is estimated as of January 31, 2013 to be as set forth in the table below. The amounts set forth in the table below are estimates and based on each fund’s investment company taxable income and net capital gains realized as if its taxable year ended on the Closing Date. Amounts actually distributed to shareholders immediately prior to the Reorganizations may be higher or lower than the amounts set forth in the table below.

Fund	Distribution Amount (per share)
Pioneer Research Fund	–
Pioneer Disciplined Value Fund	$0.01 of ordinary income and $0.20 of long term capital gains
Pioneer Disciplined Growth Fund	$0.60 of long term capital gains
Pioneer Select Mid Cap Growth Fund	$0.30 of long term capital gains
Pioneer Independence Fund	–
Pioneer Growth Opportunities Fund	–
Pioneer Value Fund	$0.04 of ordinary income
Pioneer Fundamental Value Fund	<$0.01 of ordinary income

      Such distributions may result in taxable income to you.

     The foregoing discussion is very general and does not take into account any considerations that may apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

CLASSES OF SHARES OF THE FUNDS

     The table below provides information regarding the characteristics and fee structure of Class A, Class B (if applicable), Class C and Class Y shares of the Pioneer Funds. The policies disclosed below apply to each Pioneer Fund.

Class A sales charges	The Class A shares of each Pioneer Fund have the same characteristics and fee structure.
and fees	•	Class A shares are offered with an initial sales charge up to 5.75% of the offering price, which is reduced or waived for large purchases and certain types of investors. At the time of your purchase, your investment firm may receive a commission from PFD, each Pioneer Fund’s distributor, of up to 5%, declining as the size of your investment increases.
	•	There are no contingent deferred sales charges, except in certain circumstances when no initial sales charge is charged. A contingent deferred sales charge may be payable to PFD, each Pioneer Fund’s distributor, in the event of a share redemption within 12 months following the share purchase at the rate of 1% of the lesser of the value of the shares redeemed or the total cost of such shares, subject to certain waivers.
	•	Class A shares are subject to distribution and service (12b-1) fees of up to 0.25% of average daily net assets. These fees are paid out of a Pioneer Fund’s assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
Class B sales charges	The Class B shares of each Pioneer Fund have the same characteristics and fee structure.
and fees	•	Class B shares are subject to contingent deferred sales charges of up to 4% if you sell your shares. The charge is reduced over time and is not charged after five years. Your investment firm may receive a commission from PFD, each Pioneer Fund’s distributor, at the time of your purchase of up to 4%.
	•	Class B shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets.
Both of these fees are paid out of a Pioneer Fund’s assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
	•	Class B shares convert to Class A shares after eight years.
	•	Effective December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gains distributions may continue to be reinvested in Class B shares according to a shareholder’s election, and shareholders may exchange their Class B shares for Class B shares of other
Pioneer funds, as permitted by existing exchange privileges. Shareholders who owned Class B shares as of
December 31, 2009 may continue to hold such shares until they convert to Class A shares eight years after the date of purchase.
Class C sales charges	The Class C shares of each Pioneer Fund have the same characteristics and fee structure.
and fees	•	Class C shares are offered without an initial sales charge.
	•	Class C shares are subject to a contingent deferred sales charge of 1% if you sell your shares within one year of purchase. Your investment firm may receive a commission from PFD, each Pioneer Fund’s distributor, at the time of your purchase of up to 1%.
	•	Class C shares are subject to distribution and service (12b-1) fees of up to 1% of average daily net assets.
These fees are paid out of a Pioneer Fund’s assets on an ongoing basis. Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
	•	Class C shares do not convert to another share class.
Class Y sales charges	The Class Y shares of each Pioneer Fund have the same characteristics and fee structure.
and fees	•	Class Y shares are offered without an initial sales charge.
	•	Class Y shares are not subject to a contingent deferred sales charge.
	•	Class Y shares are not subject to distribution and service (12b-1) fees.
	•	Initial investments are subject to a $5 million investment minimum, which may be waived in some circumstances.

BUYING, SELLING AND EXCHANGING SHARES OF THE FUNDS

     The table below provides information regarding how to buy, sell and exchange shares of the Pioneer Funds. The policies disclosed below apply to each Pioneer Fund.

Buying, Selling and Exchanging Shares
Buying shares	You may buy shares from any investment firm that has a sales agreement or other arrangement with PFD, the
Pioneer Funds’ distributor.

You can buy shares at net asset value per share plus any applicable sales charge.

You may use securities you own to purchase shares of a Pioneer Fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with a Pioneer Fund’s objective and policies and their acquisition is in the best interests of a Pioneer Fund.

If you have an existing non-retirement account, you may purchase shares of a Pioneer Fund by telephone or online. Certain IRAs also may use the telephone purchase privilege.
Minimum initial	Your initial investment must be at least $1,000 for Class A or Class C shares and at least $5 million for Class Y
investment	shares. Additional investments must be at least $100 for Class A shares, $500 for Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. There is no minimum additional investment amount for Class Y shares.
Maximum purchase	Purchases of each Pioneer Fund shares are limited to $499,999 for Class C shares. These limits are applied on a
amounts	per transaction basis. There is no maximum purchase for Class A or Class Y shares.
Exchanging shares	You may, under certain circumstances, exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange.
Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

You generally will have to pay income taxes on an exchange.

After you establish an eligible fund account, you can exchange shares of a Pioneer Fund by telephone or online.
Selling shares	Your shares will be sold at the share price (net asset value less any applicable sales charge) next calculated after a Pioneer Fund or its authorized agent receives your request in good order. If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds.
If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by telephone or online. You may sell shares of a Pioneer Fund held in a retirement plan account by telephone only if your account is an eligible IRA (tax penalties may apply).
Net asset value	Each Pioneer Fund’s net asset value is the value of its portfolio of securities plus any other assets minus its accrued operating expenses and other liabilities. Each Pioneer Fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge. When you sell Class A, Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.

ADDITIONAL INFORMATION ABOUT THE PIONEER FUNDS

Investment adviser

Pioneer, each Pioneer Fund’s investment adviser, selects the fund’s investments and oversees the fund’s operations.

Pioneer is an indirect, wholly owned subsidiary of UniCredit S.P.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2012, assets under management were approximately $204 billion worldwide, including over $62 billion in assets under management by Pioneer (and its U.S. affiliates).

Pioneer’s main office is at 60 State Street, Boston, Massachusetts 02109.

The firm’s U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of each Pioneer Fund’s Board of Trustees, to hire and terminate a subadviser that is not affiliated with Pioneer (an “unaffiliated subadviser”) or to materially modify an existing subadvisory contract with an unaffiliated subadviser for the Pioneer Fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any unaffiliated subadviser.

Distributor and transfer agent

Pioneer Funds Distributor, Inc. is each Pioneer Fund’s distributor. Pioneer Investment Management Shareholder Services, Inc. (“PIMSS”) is each Pioneer Fund’s transfer agent. Each Pioneer Fund compensates the distributor and the transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Disclosure of portfolio holdings

Each Pioneer Fund’s policies and procedures with respect to the disclosure of its portfolio securities are described in the fund’s statement of additional information.

Pricing of shares

Net Asset Value

Each Pioneer Fund’s net asset value is the value of its securities plus any other assets minus its accrued operating expenses and other liabilities. Each Pioneer Fund calculates net asset value for each class of shares every day the New York Stock Exchange open when regular trading closes (normally 4:00 p.m. Eastern time). If the New York Stock Exchange closes at another time, the fund will calculate a net asset value for each class of shares as of the actual closing time.

Each Pioneer Fund generally values its equity securities and certain derivative instruments that are traded on an exchange using the last sale price on the principal exchange on which they are traded. Equity securities that are not traded on the date of valuation, or securities for which no last sale prices are available, are valued at the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale, bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

Each Pioneer Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

To the extent that a Pioneer Fund invests in shares of other mutual funds that are not traded on an exchange, such shares of other mutual funds are valued at their net asset values as provided by those funds. The prospectuses for those funds explain the circumstances under which those funds will use fair value pricing methods and the effects of using fair value pricing methods.

Each Pioneer Fund generally values debt securities and certain derivative instruments by using the prices supplied by independent third party pricing services. A pricing service may use market prices or quotations from one or more brokers or other sources, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service.

Each Pioneer Fund values short-term fixed income securities with remaining maturities of 60 days or less at amortized cost, unless circumstances indicate that using this method would not reflect an investment’s value.

The valuations of securities traded in non-U.S. markets and certain fixed income securities will generally be determined as of the earlier closing time of the markets on which they primarily trade. When a Pioneer Fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 3:00 p.m. (Eastern time). Non-U.S. markets are open for trading on weekends and other days when a Pioneer Fund does not price its shares. Therefore, the value of a Pioneer Fund’s shares may change on days when you will not be able to purchase or redeem fund shares.

When independent third party pricing services are unable to supply prices for an investment, or when prices or market quotations are considered by Pioneer to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such prices or quotations are not available, or when they are considered by Pioneer to be unreliable, the Pioneer Fund uses fair value methods to value its securities pursuant to procedures adopted by the Board of Trustees. The Pioneer Fund also may use fair value methods if it is determined that a significant event has occurred between the time at which a price is determined and the time at which the fund’s net asset value is calculated. Because the fund may invest in securities rated below investment grade — some of which may be thinly traded and for which prices may not be readily available or may be unreliable — the Pioneer Fund may use fair value methods more frequently than funds that primarily invest in securities that are more widely traded. Valuing securities using fair value methods may cause the net asset value of the Pioneer Fund’s shares to differ from the net asset value that would be calculated only using market prices.

The prices used by each Pioneer Fund to value its securities may differ from the amounts that would be realized if these securities were sold and these differences may be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.

Distribution and service arrangements

Distribution Plan

Each Pioneer Fund has adopted a distribution plan for its Class A, Class B (if applicable) and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Under each plan, a Pioneer Fund pays distribution and service fees to PFD. Because these fees are an ongoing expense of a Pioneer Fund, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

Additional Payments to Financial Intermediaries

Your financial intermediary may receive compensation from a Pioneer Fund, Pioneer and its affiliates for the sale of a Pioneer Fund’s shares and related services. Compensation may include sales commissions and distribution and service (Rule 12b-1) fees, as well as compensation for administrative services and transaction processing.

Pioneer and its affiliates may make additional payments to your financial intermediary. These payments may provide your financial intermediary with an incentive to favor the Pioneer funds over other mutual funds or assist the distributor in its efforts to promote the sale of a Pioneer Fund’s shares. Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

Pioneer makes these additional payments (sometimes referred to as “revenue sharing”) to financial intermediaries out of its own assets, which may include profits derived from services provided to a Pioneer Fund, or from the retention of a portion of sales charges or distribution and service fees. Pioneer may base these payments on a variety of criteria, including the amount of sales or assets of the Pioneer funds attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. Pioneer determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Pioneer funds and that are willing to cooperate with Pioneer’s promotional efforts. Pioneer also may compensate financial intermediaries (in addition to amounts that may be paid by the fund) for providing certain administrative services and transaction processing services.

Pioneer may benefit from revenue sharing if the intermediary features the Pioneer funds in its sales system (such as by placing certain Pioneer funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, the financial intermediary may agree to participate in the distributor’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which Pioneer personnel may make presentations on the Pioneer funds to the intermediary’s sales force). To the extent intermediaries sell more shares of the Pioneer funds or retain shares of the Pioneer funds in their clients’ accounts, Pioneer receives greater management and other fees due to the increase in the Pioneer funds’ assets. The intermediary may earn a profit on these payments if the amount of the payment to the intermediary exceeds the intermediary’s costs.

The compensation that Pioneer pays to financial intermediaries is discussed in more detail in the fund’s statement of additional information. Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than in the discussion above and in the statement of additional information. You can ask your financial intermediary about any payments it receives from Pioneer or the Pioneer funds, as well as about fees and/or commissions it charges.

Pioneer and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Pioneer funds, such as providing omnibus account services or effecting portfolio transactions for the Pioneer funds. If your intermediary provides these services, Pioneer or the Pioneer funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with Pioneer or its affiliates that are not related to the Pioneer funds.

Buying, exchanging and selling shares

Opening your account

You may open an account by completing an account application and sending it to the transfer agent by mail or by fax. Please call the transfer agent to obtain an account application. Certain types of accounts, such as retirement accounts, have separate applications.

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-800-225-6292

Identity verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

A Pioneer Fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value on the date of redemption.

Investing through financial intermediaries and retirement plans

If you invest in a Pioneer Fund through your financial intermediary or through a retirement plan, the options and services available to you may be different from those discussed in this Information Statement / Prospectus. Shareholders investing through financial intermediaries, programs sponsored by financial intermediaries and retirement plans may only purchase funds and classes of shares that are available. When you invest through an account that is not in your name, you generally may buy and sell shares and complete other transactions only through the account. Ask your investment professional or financial intermediary for more information.

Additional conditions may apply to your investment in a Pioneer Fund, and the investment professional or intermediary may charge you a transaction-based, administrative or other fee for its services. These conditions and fees are in addition to those imposed by the Pioneer Fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

Share prices for transactions

If you place an order to purchase, exchange or sell shares with the transfer agent or an authorized agent by the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time), the share price for your transaction will be based on the net asset value determined as of the close of regular trading on the New York Stock Exchange on that day (plus or minus any applicable sales charges). If your order is placed with the transfer agent or an authorized agent after the close of regular trading on the New York Stock Exchange, or your order is not in good order, the share price will be based on the net asset value next determined after your order is received in good order by the fund or authorized agent. The authorized agent is responsible for transmitting your order to the fund in a timely manner.

Good order means that:

•	You have provided adequate instructions
•	There are no outstanding claims against your account
•	There are no transaction limitations on your account
•	If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
•	Your request includes a signature guarantee if you:
	–	Are selling over $100,000 or exchanging over $500,000 worth of shares
	–	Changed your account registration or address within the last 30 days
	–	Instruct the transfer agent to mail the check to an address different from the one on your account
	–	Want the check paid to someone other than the account’s record owner(s)
	–	Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration

Transaction limitations

Your transactions are subject to certain limitations, including the limitation on the purchase of a Pioneer Fund’s shares within 30 calendar days of a redemption. See “Excessive trading.”

Buying, exchanging and selling shares

Buying

You may buy a Pioneer Fund’s shares from any financial intermediary that has a sales agreement or other arrangement with the distributor.

You can buy shares at net asset value per share plus any applicable sales charge. The distributor may reject any order until it has confirmed the order in writing and received payment. Normally, your financial intermediary will send your purchase request to the Pioneer Fund’s transfer agent. Consult your investment professional for more information. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of shares of a Pioneer Fund.

Minimum investment amounts

Class A and Class C shares

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class C shares.

You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm. A Pioneer Fund may waive the initial or subsequent investment minimums. Minimum investment amounts may be waived for, among other things, share purchases made through certain mutual fund programs (e.g., asset based fee program accounts) sponsored by qualified intermediaries, such as broker-dealers and investment advisers, that have entered into an agreement with Pioneer.

Class Y shares

Your initial investment in Class Y shares must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount. A Pioneer Fund may waive the initial investment amount.

Maximum purchase amounts

Purchases of shares of a Pioneer Fund are limited to $499,999 for Class C shares. This limit is applied on a per transaction basis. Class A, Class B (if applicable) and Class Y shares are not subject to a maximum purchase amount.

Retirement plan accounts

You can purchase shares of a Pioneer Fund through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying a Pioneer Fund's prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.

How to buy shares

Through your investment rm

Normally, your investment firm will send your purchase request to the Pioneer Funds’ distributor and/or transfer agent. Consult your investment professional for more information. Your investment firm receives a commission from the distributor, and may receive additional compensation from Pioneer, for your purchase of shares of a Pioneer Fund.

By phone or online

You can use the telephone or online purchase privilege if you have an existing non-retirement account. Certain IRAs can use the telephone purchase privilege. If your account is eligible, you can purchase additional fund shares by phone or online if:

•	You established your bank account of record at least 30 days ago

•	Your bank information has not changed for at least 30 days

•	You are not purchasing more than $100,000 worth of shares per account per day

•	You can provide the proper account identification information

When you request a telephone or online purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase shares of the Pioneer Fund for the amount of the debit at the offering price determined after the transfer agent receives your telephone or online purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

In writing, by mail

You can purchase shares of a Pioneer Fund for an existing fund account by mailing a check to the transfer agent. Make your check payable to the Pioneer Fund. Neither initial nor subsequent investments should be made by third party check, travelers check, or credit card check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the Pioneer Fund’s name, the account number and the name or names in the account registration.

By wire (Class Y shares only)

If you have an existing (Class Y shares only) account, you may wire funds to purchase shares. Note, however, that:

•	State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the Pioneer Fund receives your request to purchase shares

•	If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk

•	Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank

•	Wire transfers may be restricted on holidays and at certain other times

Instruct your bank to wire funds to:
Receiving Bank:	State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101
ABA Routing No. 011000028

For further credit to:	Shareholder Name
Existing Pioneer Account No.
[Name of Pioneer Fund]

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

Exchanging

You may, under certain circumstances, exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. Each Pioneer Fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund’s investment objective and policies as described in the fund’s prospectus. You generally will have to pay income taxes on an exchange.

Same-fund exchange privilege

Certain shareholders may be eligible to exchange their shares for the Pioneer Fund’s Class Y shares. If eligible, no sales charges or other charges will apply to any such exchange. Generally, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their financial intermediary to learn more about the details of this privilege.

How to exchange shares

Through your investment firm

Normally, your investment firm will send your exchange request to the Pioneer Fund’s transfer agent. Consult your investment professional for more information about exchanging your shares.

By phone or online

After you establish an eligible fund account, you can exchange shares of a Pioneer Fund by phone or online if:

•	You are exchanging into an existing account or using the exchange to establish a new account, provided the new account has a registration identical to the original account

•	The fund into which you are exchanging offers the same class of shares

•	You are not exchanging more than $500,000 worth of shares per account per day

•	You can provide the proper account identification information

In writing, by mail or by fax

You can exchange shares of a Pioneer Fund by mailing or faxing a letter of instruction to the transfer agent. You can exchange shares of a Pioneer Fund directly through the Pioneer Fund only if your account is registered in your name. However, you may not fax an exchange request for more than $500,000. Include in your letter:

•	The name and signature of all registered owners

•	A signature guarantee for each registered owner if the amount of the exchange is more than $500,000

•	The name of the Pioneer Fund out of which you are exchanging and the name of the fund into which you are exchanging

•	The class of shares you are exchanging

•	The dollar amount or number of shares you are exchanging

Selling

Your shares will be sold at the share price (net asset value less any applicable sales charge) next calculated after the Pioneer Fund or its authorized agent, such as a broker-dealer, receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. Each Pioneer Fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the Pioneer Fund may delay payment of the sale proceeds until your check has cleared. This may take up to 10 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

You generally will have to pay income taxes on a sale.

If you must use a written request to exchange or sell your shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.

How to sell shares

Through your investment firm

Normally, your investment firm will send your request to sell shares to the Pioneer Funds’ transfer agent. Consult your investment professional for more information. Each Pioneer Fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. Each Pioneer Fund reserves the right to terminate this procedure at any time.

By phone or online

If you have an eligible non-retirement account, you may sell up to $100,000 per account per day by phone or online. You may sell shares of a Pioneer Fund held in a retirement plan account by phone only if your account is an eligible IRA (tax penalties may apply). You may not sell your shares by phone or online if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:

•	By check, provided the check is made payable exactly as your account is registered

•	By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

For Class Y shares, shareholders may sell up to $5 million per account per day if the proceeds are directed to your bank account of record ($100,000 per account per day if the proceeds are not directed to your bank account of record).

In writing, by mail or by fax

You can sell some or all of your shares of a Pioneer Fund by writing directly to the Pioneer Fund only if your account is registered in your name. Include in your request your name, the name of the Pioneer Fund, your fund account number, the class of shares to be sold, the dollar amount or number of shares to be sold and any other applicable requirements as described below. The transfer agent will send the sale proceeds to your address of record unless you provide other instructions. Your request must be signed by all registered owners and be in good order.

The transfer agent will not process your request until it is received in good order.

You may sell up to $100,000 per account per day by fax.

How to contact Pioneer

By phone
For information or to request a telephone transaction between 8:00 a.m. and 7:00 p.m. (Eastern time) by speaking with a shareholder services representative call
1-800-225-6292

To request a transaction using FactFoneSM call
1-800-225-4321

By mail

Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Pioneer website
www.pioneerinvestments.com

By fax
Fax your exchange and sale requests to:
1-800-225-4240

Account options

See the account application form for more details on each of the following services or call the transfer agent for details and availability.

Telephone transaction privileges

If your account is registered in your name, you can buy, exchange or sell shares of the Pioneer Funds by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. Each Pioneer Fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. If a Pioneer Fund’s confirmation procedures are followed, neither the fund nor its agents will bear any liability for these transactions.

Online transaction privileges

If your account is registered in your name, you may be able to buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:

•	For new accounts, complete the online section of the account application

•	For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen at www.pioneerinvestments.com.

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. Each Pioneer Fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

Automatic investment plans

You can make regular periodic investments in a Pioneer Fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. Automatic investments may be made only through U.S. banks. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.

Pioneer Investomatic Plan

If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in shares of a Pioneer Fund by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan’s dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges

You can automatically exchange your shares of a Pioneer Fund for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:

•	You must select exchanges on a monthly or quarterly basis

•	Both the originating and receiving accounts must have identical registrations

•	The originating account must have a minimum balance of $5,000

You may have to pay income taxes on an exchange.

Distribution options

Each Pioneer Fund offers three distribution options. Any shares of a Pioneer Fund you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Pioneer Fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) and (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If you are under 59½, taxes and tax penalties may apply.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. If the amount of a distribution check would be less than $10, the Pioneer Fund may reinvest the amount in additional shares of the fund instead of sending a check. Additional shares of the Pioneer Fund will be purchased at the then-current net asset value.

Directed dividends

You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000. You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a U.S. bank account you designate.

To establish a systematic withdrawal plan:

•	Your account must have a total value of at least $10,000 when you establish your plan

•	You must request a periodic withdrawal of at least $50

•	You may not request a periodic withdrawal of more than 10% of the value of any Class C share account (valued at the time the plan is implemented)

These requirements do not apply to scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs and certain retirement plans.

Systematic sales of fund shares may be taxable transactions for you. While you are making systematic withdrawals from your account, you may pay unnecessary initial sales charges on additional purchases of Class A shares or contingent deferred sales charges.

Direct deposit

If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding

You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Shareholder services and policies

Excessive trading

Frequent trading into and out of a Pioneer Fund can disrupt portfolio management strategies, harm the Pioneer Fund’s performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the Pioneer Fund’s portfolio securities for purposes of calculating its net asset value does not fully reflect the then-current fair market value of those holdings. Each Pioneer Fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in a Pioneer Fund’s shares to be excessive for a variety of reasons, such as if:

•	You sell shares within a short period of time after the shares were purchased;

•	You make two or more purchases and redemptions within a short period of time;

•	You enter into a series of transactions that indicate a timing pattern or strategy; or

•	We reasonably believe that you have engaged in such practices in connection with other mutual funds.

Each Pioneer Fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by investors in the Pioneer Fund. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker or other intermediary has engaged in excessive short-term trading that we believe may be harmful to a Pioneer Fund, we will ask the investor, broker or other intermediary to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker, other intermediary or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the shareholders of the Pioneer Fund.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in a Pioneer Fund may be adversely affected. Frequently, shares of a Pioneer Fund are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker or other intermediary, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts may be limited and dependent upon the cooperation of the broker or other intermediary in taking steps to limit this type of activity.

Each Pioneer Fund may reject a purchase or exchange order before its acceptance or the issuance of shares. Each Pioneer Fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken for any transaction, for any reason, without prior notice, including transactions that the Pioneer Fund believes are requested on behalf of market timers. Each Pioneer Fund reserves the right to reject any purchase or exchange request by any investor or financial institution if the Pioneer Fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order had been accepted and an investment made in the fund. A Pioneer Fund and its shareholders do not incur any gain or loss as a result of a rejected order. Each Pioneer Fund may impose further restrictions on trading activities by market timers in the future.

To limit the negative effects of excessive trading, each Pioneer Fund has adopted the following restriction on investor transactions. If an investor redeems $5,000 or more (including redemptions that are a part of an exchange transaction) from a Pioneer Fund, that investor shall be prevented (or “blocked”) from purchasing shares of the Pioneer Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to systematic purchase or withdrawal plan transactions, transactions made through employer-sponsored retirement plans described under Section 401(a), 403(b) or 457 of the Internal Revenue Code or employee benefit plans, scheduled (Internal Revenue Code Section 72(t) election) or mandatory (required minimum distribution) withdrawals from IRAs, rebalancing transactions made through certain asset allocation or “wrap” programs, transactions by insurance company separate accounts or transactions by other funds that invest in the Pioneer Fund. This policy does not apply to purchase or redemption transactions of less than $5,000 or to a Pioneer money market fund.

We rely on financial intermediaries that maintain omnibus accounts to apply to their customers either the Pioneer Funds’ policy described above or the intermediaries’ own policies or restrictions designed to limit excessive trading of shares of a Pioneer Fund. However, we do not impose this policy at the omnibus account level.

Purchases pursuant to the reinstatement privilege (for Class A shares) are subject to this policy.

Purchases in kind

You may use securities you own to purchase shares of a Pioneer Fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the Pioneer Fund’s objective and policies and their acquisition is in the best interests of the Pioneer Fund. If the fund accepts your securities, they will be valued for purposes of determining the number of shares of the Pioneer Fund to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you use to purchase shares of the Pioneer Fund for cash in an amount equal to the value of the shares of the Pioneer Fund that you purchase. Your broker may also impose a fee in connection with processing your purchase of shares of a Pioneer Fund with securities.

Reinstatement privilege (Class A shares)

If you recently sold all or part of your Class A shares, you may be able to reinvest all or part of your sale proceeds without a sales charge in Class A shares of any Pioneer mutual fund. To qualify for reinstatement:

•	You must send a written request to the transfer agent no more than 90 days after selling your shares and

•	The registration of the account in which you reinvest your sale proceeds must be identical to the registration of the account from which you sold your shares.

Purchases pursuant to the reinstatement privilege are subject to limitations on investor transactions, including the limitation on the purchase of a Pioneer Fund’s shares within 30 calendar days of redemption. See “Excessive trading.”

When you elect reinstatement, you are subject to the provisions outlined in the selected the Pioneer Fund’s prospectus, including the fund’s minimum investment requirement. Your sale proceeds will be reinvested in shares of the Pioneer Fund at the Class A net asset value per share determined after the transfer agent receives your written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of your sale of shares of a Pioneer Fund, and special tax rules may apply if you elect reinstatement. Consult your tax adviser for more information.

Pioneer website

www.pioneerinvestments.com
The website includes a full selection of information on mutual fund investing.

You can also use the website to get:

•	Your current account information

•	Prices, returns and yields of all publicly available Pioneer mutual funds

•	Prospectuses, statements of additional information and shareowner reports for all the Pioneer mutual funds

•	A copy of Pioneer’s privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

FactFoneSM 1-800-225-4321

You can use FactFoneSM to:

•	Obtain current information on your Pioneer mutual fund accounts

•	Inquire about the prices and yields of all publicly available Pioneer mutual funds

•	Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts

•	Request account statements

If you plan to use FactFoneSM to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM.

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM to obtain account information.

Household delivery of fund documents

With your consent, Pioneer may send a single proxy statement, prospectus and shareowner report to your residence for you and any other member of your household who has an account with a Pioneer Fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see “How to contact Pioneer”). Pioneer will begin mailing separate proxy statements, prospectuses and shareowner reports to you within 30 days after receiving your notice.

Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

Early each year, each Pioneer Fund will mail you information about the tax status of the dividends and distributions paid to you by the Pioneer Fund.

Tax information for IRA rollovers

In January (or by the applicable Internal Revenue Service deadline) following the year in which you take a reportable distribution, the transfer agent will mail you a tax form reflecting the total amount(s) of distribution(s) received by the end of January.

Privacy

Each Pioneer Fund has a policy designed to protect the privacy of your personal information. A copy of Pioneer’s privacy notice was given to you at the time you opened your account. Each Pioneer Fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer’s website.

Signature guarantees and other requirements

You are required to obtain a signature guarantee when:

•	Requesting certain types of exchanges or sales of shares of a Pioneer Fund

•	Redeeming shares for which you hold a share certificate

•	Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

The Pioneer funds generally accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as medallion signature guarantees. A Pioneer Fund may accept other forms of guarantee from financial intermediaries in limited circumstances.

Fiduciaries and corporations are required to submit additional documents to sell shares of a Pioneer Fund.

Minimum account size

The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, each Pioneer Fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Telephone and website access

You may have difficulty contacting a Pioneer Fund by telephone or accessing www.pioneerinvestments.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access www.pioneerinvestments.com or reach a Pioneer Fund by telephone, you should communicate with the Pioneer Fund in writing.

Share certificates

The Pioneer Funds do not offer share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning your certificate to the transfer agent, along with a letter of instruction or a stock power (a separate written authority transferring ownership) and a signature guarantee.

Other policies

Each Pioneer Fund and the distributor reserve the right to:

•	reject any purchase or exchange order for any reason, without prior notice

•
charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. Each Pioneer Fund will provide 60 days’ notice of material amendments to or termination of the exchange privilege

•	revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

Each Pioneer Fund reserves the right to:

•
suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, or when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the Pioneer Fund to sell or value its portfolio securities, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission

•
redeem in kind by delivering to you portfolio securities owned by the Pioneer Fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

•
charge transfer, shareholder servicing or similar agent fees, such as an account maintenance fee for small balance accounts, directly to accounts upon at least 30 days’ notice. A Pioneer Fund may do this by deducting the fee from your distribution of dividends and/or by redeeming fund shares to the extent necessary to cover the fee

•	close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

Dividends, capital gains and taxes

Dividends and capital gains

Each Pioneer Fund generally pays any distributions of net short- and long-term capital gains in November.

Each Pioneer Fund generally pays dividends from any net investment income in December.

Each Pioneer Fund may also pay dividends and capital gain distributions at other times if necessary for the Pioneer Fund to avoid U.S. federal income or excise tax. If you invest in a Pioneer Fund shortly before a dividend or other distribution, generally you will pay a higher price per share and, unless you are exempt from tax, you will pay taxes on the amount of the distribution whether you reinvest the distribution in additional shares or receive it as cash.

Taxes

You will normally have to pay federal income taxes, and any state or local taxes, on the dividends and other distributions you receive from a Pioneer Fund, whether you take the distributions in cash or reinvest them in additional shares. For U.S. federal income tax purposes, distributions from a Pioneer Fund’s net capital gains (if any) are considered long-term capital gains and may be taxable to noncorporate shareholders at rates of up to 20%. Distributions from a Pioneer Fund’s net short-term capital gains are taxable as ordinary income. Other dividends are taxable either as ordinary income or, in general, if paid from the Pioneer Fund’s “qualified dividend income” and if certain conditions, including holding period requirements, are met by the Pioneer Fund and the shareholder, as qualified dividend income taxable to noncorporate shareholders at U.S. federal income tax rates of up to 20%.

“Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Pioneer Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

A portion of dividends received from a Pioneer Fund (but none of the Pioneer Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporations.

Each Pioneer Fund will report to shareholders annually the U.S. federal income tax status of all fund distributions.

If a Pioneer Fund declares a dividend in October, November or December, payable to shareholders of record in such a month, and pays it in January of the following year, you will be taxed on the dividend as if you received it in the year in which it was declared.

Sales and exchanges generally will be taxable transactions to shareowners. When you sell or exchange shares of a Pioneer Fund you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains are generally taken into account in computing a shareholder’s net investment income.

You must provide your social security number or other taxpayer identification number to the Pioneer Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the Pioneer Fund will apply “backup withholding” tax on your dividends and other distributions, sale proceeds and any other payments to you that are subject to backup withholding. The backup withholding rate is 28%.

You should ask your tax adviser about any federal, state, local and foreign tax considerations relating to an investment in the fund. You may also consult the Pioneer Fund’s statement of additional information for a more detailed discussion of the U.S. federal income tax considerations that may affect the Pioneer Fund and its shareowners.

FINANCIAL HIGHLIGHTS

     The financial highlights table helps you understand each Pioneer Fund’s financial performance for the past five years and, if applicable, for any recent semiannual period.

     Certain information reflects financial results for a single Pioneer Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in Class A, Class B (if applicable), Class C or Class Y shares of the applicable Pioneer Fund (assuming reinvestment of all dividends and distributions).

     For financial statement purposes (i) with respect to the Pioneer Research Fund - Pioneer Value Fund Reorganization, Pioneer Research Fund will be the accounting survivor of the Reorganization; (ii) with respect to the Pioneer Disciplined Value Fund - Pioneer Fundamental Value Fund Reorganization, Pioneer Disciplined Value Fund will be the accounting survivor of the Reorganization; (iii) with respect to the Pioneer Disciplined Growth Fund - Pioneer Independence Fund Reorganization, Pioneer Disciplined Growth Fund will be the accounting survivor of the Reorganization; and (iv) with respect to the Pioneer Select Mid Cap Growth Fund - Pioneer Growth Opportunities Fund Reorganization, Pioneer Select Mid Cap Growth Fund will be the accounting survivor of the Reorganization. As the accounting survivor, each such fund’s operating history will be used for financial reporting purposes after consummation of the applicable Reorganization.

     Pioneer Select Mid Cap Growth Fund acquired the assets and stated liabilities of Regions Morgan Keegan Select Mid Cap Growth Fund (the predecessor fund) on May 15, 2009. For periods prior to May 15, 2009, the financial information of Pioneer Select Mid Cap Growth Fund is that of the predecessor fund. For Pioneer Select Mid Cap Growth Fund, the information below for the fiscal years ended November 30, 2009, 2010, 2011 and 2012 has been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm, whose report is included in the fund’s annual report along with the fund’s financial statements. The information below for the fiscal year ended November 30, 2008 was audited by another independent registered public accounting firm.

     For each other Pioneer Fund, the information below, except for the financial highlights for the six months ended December 31 for Pioneer Fundamental Value Fund and indicated below, has been audited by Ernst & Young LLP, each Pioneer Fund’s independent registered public accounting firm, whose report is included in the fund’s annual report along with the fund’s financial statements. The annual report is available upon request.

Financial Highlights

Pioneer Research Fund

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Class A
Net asset value, beginning of period	$9.47	$9.44	$8.21	$6.43	$10.09
Increase (decrease) from investment operations:
Net investment income	$0.07	$0.05	$0.05	$0.06	$0.09
Net realized and unrealized gain (loss) on investments	1.30	0.04	1.23	1.81	(3.65)
Net increase (decrease) from investment operations	$1.37	$0.09	$1.28	$1.87	$(3.56)
Distributions to shareowners:
Net investment income	(0.07)	(0.06)	(0.05)	(0.09)	(0.10)
Net increase (decrease) in net asset value	$1.30	$0.03	$1.23	$1.78	$(3.66)
Net asset value, end of period	$10.77	$9.47	$9.44	$8.21	$6.43
Total return*	14.51%	0.97%	15.58%	29.11%	(35.22)%
Ratio of net expenses to average net assets†	1.25%	1.25%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets†	0.76%	0.59%	0.56%	0.90%	0.96%
Portfolio turnover rate	59%	57%	57%	90%	87%
Net assets, end of period (in thousands)	$23,907	$15,957	$13,890	$13,866	$10,110
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	1.59%	1.55%	1.53%	1.62%	1.36%
Net investment income	0.42%	0.29%	0.28%	0.53%	0.85%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.76%	0.59%	0.56%	0.90%	0.96%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratio with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Research Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08
Class B
Net asset value, beginning of period	$8.94		$8.93	$7.80	$6.10	$9.52
Increase (decrease) from investment operations:
Net investment income (loss)	$(0.03	)(b)	$(0.04)	$(0.03)	0.00 (a)	0.00 (a)
Net realized and unrealized gain (loss) on investments	1.23		0.05	1.16	1.71	(3.41)
Net increase (decrease) from investment operations	$1.20		$0.01	$1.13	$1.71	$(3.41)
Distributions to shareowners:
Net investment income	—	(c)	— (c)	—	(0.01)	(0.01)
Net increase (decrease) in net asset value	$1.20		$0.01	$1.13	$1.70	$(3.42)
Net asset value, end of period	$10.14		$8.94	$8.93	$7.80	$6.10
Total return*	13.42%		0.11%	14.49%	27.98%	(35.83)%
Ratio of net expenses to average net assets†	2.15%		2.15%	2.15%	2.15%	2.16%
Ratio of net investment income (loss) to average net assets†	(0.22)%		(0.36)%	(0.36)%	0.03%	0.02%
Portfolio turnover rate	59%		57%	57%	90%	87%
Net assets, end of period (in thousands)	$1,171		$2,097	$3,434	$4,453	$5,908
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	2.58%		2.52%	2.47%	2.54%	2.22%
Net investment loss	(0.65)%		(0.73)%	(0.68)%	(0.36)%	(0.04)%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	2.15%		2.15%	2.15%	2.15%	2.15%
Net investment income (loss)	(0.22)%		(0.36)%	(0.36)%	0.03%	0.03%
(a)	Amounts round to less than $0.01 per share.
(b)	The amount shown for a share outstanding does not correspond with the net investment gain on the Statement of Operations for the period due to the timing of the sales and repurchases of shares.
(c)
Dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer Funds, as permitted by existing exchange privileges.

*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratio with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Research Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08
Class C
Net asset value, beginning of period	$9.00		$8.99	$7.85	$6.16	$9.60
Increase (decrease) from investment operations:
Net investment income (loss)	$(0.01	)(b)	$(0.03)	$(0.03)	0.00 (a)	$0.02
Net realized and unrealized gain (loss) on investments	1.21		0.04	1.17	1.72	(3.45)
Net increase (decrease) from investment operations	$1.20		$0.01	$1.14	$1.72	$(3.43)
Distributions to shareowners:
Net investment income	(0.01)		—	—	(0.03)	(0.01)
Net increase (decrease) in net asset value	$1.19		$0.01	$1.14	$1.69	$(3.44)
Net asset value, end of period	$10.19		$9.00	$8.99	$7.85	$6.16
Total return*	13.37%		0.11%	14.52%	27.93%	(35.72)%
Ratio of net expenses to average net assets†	2.15%		2.15%	2.15%	2.15%	2.05%
Ratio of net investment income (loss) to average net assets†	(0.14)%		(0.32)%	(0.33)%	0.01%	0.14%
Portfolio turnover rate	59%		57%	57%	90%	87%
Net assets, end of period (in thousands)	$3,695		$1,829	$1,630	$1,422	$1,230
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	2.31%		2.35%	2.38%	2.50%	2.05%
Net investment income (loss)	(0.30)%		(0.52)%	(0.56)%	(0.34)%	0.14%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	2.15%		2.15%	2.15%	2.15%	2.05%
Net investment income (loss)	(0.14)%		(0.32)%	(0.33)%	0.01%	0.14%
(a)	Amounts round to less than $0.01 per share.
(b)	The amount shown for a share outstanding does not correspond with the net investment gain on the Statement of Operations due to the timing of the sales and repurchases of shares.
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratio with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Research Fund (continued)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Class Y
Net asset value, beginning of period	$9.55	$9.52	$8.28	$6.48	$10.19
Increase (decrease) from investment operations:
Net investment income	$0.10	$0.09	$0.08	$0.12	$0.14
Net realized and unrealized gain (loss) on investments	1.31	0.03	1.24	1.79	(3.71)
Net increase (decrease) from investment operations	$1.41	$0.12	$1.32	$1.91	$(3.57)
Distributions to shareowners:
Net investment income	(0.09)	(0.09)	(0.08)	(0.11)	(0.14)
Net increase (decrease) in net asset value	$1.32	$0.03	$1.24	$1.80	$(3.71)
Net asset value, end of period	$10.87	$9.55	$9.52	$8.28	$6.48
Total return*	14.81%	1.20%	15.89%	29.46%	(34.96)%
Ratio of net expenses to average net assets†	1.02%	0.97%	0.96%	0.97%	0.82%
Ratio of net investment income to average net assets†	0.97%	0.81%	0.86%	1.22%	1.36%
Portfolio turnover rate	59%	57%	57%	90%	87%
Net assets, end of period (in thousands)	$33,875	$30,811	$47,810	$44,744	$73,947
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	1.02%	0.97%	0.96%	0.97%	0.82%
Net investment income	0.97%	0.81%	0.86%	1.22%	1.36%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	1.02%	0.97%	0.96%	0.97%	0.82%
Net investment income	0.97%	0.81%	0.86%	1.22%	1.36%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

†	Ratios with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Value Fund

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	9/30/12		9/30/11	9/30/10	9/30/09	9/30/08
Class A
Net asset value, beginning of period	$9.67		$10.37	$10.12	$11.44	$18.28
Increase (decrease) from investment operations:
Net investment income	$0.19		$0.15	$0.14	$0.17	$0.25
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	2.47		(0.68)	0.24	(1.29)	(5.47)
Net increase (decrease) from investment operations	$2.66		$(0.53)	$0.38	$(1.12)	$(5.22)
Distributions to shareowners:
Net investment income	(0.18)		(0.17)	(0.13)	(0.20)	(0.25)
Net realized gain	—		—	—	—	(1.37)
Net increase (decrease) in net asset value	$2.48		$(0.70)	$0.25	$(1.32)	$(6.84)
Net asset value, end of period	$12.15		$9.67	$10.37	$10.12	$11.44
Total return*	27.74	%(a)	(5.39)%	3.72%	(9.49)%	(30.75)%
Ratio of net expenses to average net assets †	0.99%		1.02%	1.01%	1.06%	0.94%
Ratio of net investment income to average net assets †	1.63%		1.23%	1.23%	1.89%	1.73%
Portfolio turnover rate	83%		84%	111%	53%	95%
Net assets, end of period (in thousands)	$1,348,834		$1,211,647	$1,457,472	$1,649,438	$2,082,427
Ratios with reduction for fees paid indirectly:
Net expenses	0.99%		1.02%	1.01%	1.06%	0.94%
Net investment income	1.63%		1.23%	1.23%	1.89%	1.73%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratios assuming no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended September 30, 2012, the total return would have been 27.58%.

Financial Highlights (continued)

Pioneer Value Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	9/30/12		9/30/11	9/30/10	9/30/09	9/30/08
Class B
Net asset value, beginning of period	$8.80		$9.45	$9.24	$10.47	$16.87
Increase (decrease) from investment operations:
Net investment income (loss)	$0.02		$—	$0.01	$0.06	$0.11
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	2.25		(0.65)	0.20	(1.21)	(5.04)
Net increase (decrease) from investment operations	$2.27		$(0.65)	$0.21	$(1.15)	$(4.93)
Distributions to shareowners:
Net investment income	—		—	—	(0.08)	(0.10)
Net realized gain	—		—	—	—	(1.37)
Net increase (decrease) in net asset value	$2.27		$(0.65)	$0.21	$(1.23)	$(6.40)
Net asset value, end of period	$11.07		$8.80	$9.45	$9.24	$10.47
Total return*	25.80	%(a)	(6.88)%	2.27%	(10.89)%	(31.54)%
Ratio of net expenses to average net assets †	2.65%		2.62%	2.46%	2.57%	2.06%
Ratio of net investment income (loss) to average net assets †	(0.03)%		(0.37)%	(0.23)%	0.41%	0.60%
Portfolio turnover rate	83%		84%	111%	53%	95%
Net assets, end of period (in thousands)	$2,739		$3,151	$5,271	$8,057	$13,518
Ratios with reduction for fees paid indirectly:
Net expenses	2.65%		2.62%	2.46%	2.57%	2.04%
Net investment income (loss)	(0.03)%		(0.37)%	(0.23)%	0.41%	0.62%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratios assuming no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended September 30, 2012, the total return would have been 25.57%.

Financial Highlights (continued)

Pioneer Value Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	9/30/12		9/30/11	9/30/10	9/30/09	9/30/08
Class C
Net asset value, beginning of period	$8.76		$9.43	$9.21	$10.43	$16.84
Increase (decrease) from investment operations:
Net investment income	$0.05		$0.02	$0.01	$0.08	$0.10
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	2.25		(0.63)	0.23	(1.19)	(5.01)
Net increase (decrease) from investment operations	$2.30		$(0.61)	$0.24	$(1.11)	$(4.91)
Distributions to shareowners:
Net investment income	(0.07)		(0.06)	(0.02)	(0.11)	(0.13)
Net realized gain	—		—	—	—	(1.37)
Net increase (decrease) in net asset value	$2.23		$(0.67)	$0.22	$(1.22)	$(6.41)
Net asset value, end of period	$10.99		$8.76	$9.43	$9.21	$10.43
Total return*	26.38	%(a)	(6.53)%	2.65%	(10.51)%	(31.49)%
Ratio of net expenses to average net assets †	2.10%		2.14%	2.16%	2.18%	1.92%
Ratio of net investment income to average net assets †	0.51%		0.11%	0.08%	0.83%	0.76%
Portfolio turnover rate	83%		84%	111%	53%	95%
Net assets, end of period (in thousands)	$4,244		$3,560	$4,314	$4,371	$7,458
Ratios with reduction for fees paid indirectly:
Net expenses	2.10%		2.14%	2.16%	2.18%	1.91%
Net investment income	0.51%		0.11%	0.08%	0.83%	0.77%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratios assuming no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended September 30, 2012, the total return would have been 26.22%.

Financial Highlights (continued)

Pioneer Value Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	9/30/12		9/30/11	9/30/10	9/30/09	9/30/08
Class Y
Net asset value, beginning of period	$9.76		$10.46	$10.21	$11.54	$18.42
Increase (decrease) from investment operations:
Net investment income	$0.24		$0.22	$0.28	$0.30	$0.33
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	2.49		(0.71)	0.14	(1.38)	(5.54)
Net increase (decrease) from investment operations	$2.73		$(0.49)	$0.42	$(1.08)	$(5.21)
Distributions to shareowners:
Net investment income	(0.22)		(0.21)	(0.17)	(0.25)	(0.30)
Net realized gain	—		—	—	—	(1.37)
Net increase (decrease) in net asset value	$2.51		$(0.70)	$0.25	$(1.33)	$(6.88)
Net asset value, end of period	$12.27		$9.76	$10.46	$10.21	$11.54
Total return*	28.29	%(a)	(4.99)%	4.12%	(9.00)%	(30.50)%
Ratio of net expenses to average net assets †	0.61%		0.61%	0.59%	0.54%	0.53%
Ratio of net investment income to average net assets †	2.01%		1.63%	1.63%	2.51%	2.12%
Portfolio turnover rate	83%		84%	111%	53%	95%
Net assets, end of period (in thousands)	$8,417		$8,745	$15,628	$39,120	$112,571
Ratios with reduction for fees paid indirectly:
Net expenses	0.61%		0.61%	0.59%	0.54%	0.53%
Net investment income	2.01%		1.63%	1.63%	2.51%	2.12%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

†	Ratios assuming no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended September 30, 2012, the total return would have been 28.09%.

Financial Highlights (continued)

Pioneer Disciplined Value Fund

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Class A
Net asset value, beginning of period	$8.16	$7.95	$8.19	$9.60	$11.99
Increase (decrease) from investment operations:
Net investment income	$0.11	$0.07	$0.06	$0.09	$0.11
Net realized and unrealized gain (loss) on investments	1.00	1.00	0.12	(1.39)	(1.62)
Net increase (decrease) in net assets from investment operations	$1.11	$1.07	$0.18	$(1.30)	$(1.51)
Distributions to shareowners:
Net investment income	(0.09)	(0.07)	(0.07)	(0.11)	(0.11)
Net realized gain	(0.49)	(0.79)	(0.35)	—	(0.77)
Net increase (decrease) in net asset value	$0.53	$0.21	$(0.24)	$(1.41)	$(2.39)
Net asset value, end of period	$8.69	$8.16	$7.95	$8.19	$9.60
Total return*	14.81%	13.69%	1.98%	(13.34)%	(13.34)%
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	1.23%	0.95%	0.78%	1.34%	1.07%
Portfolio turnover rate	94%	91%	112%	114%	116%
Net assets, end of period (in thousands)	$2,084	$1,358	$892	$526	$520
Ratios with no waiver of fees and assumption of expenses by the Adviser:
Total expenses	1.71%	1.68%	1.76%	13.37%	16.02%
Net investment income (loss)	0.77%	0.52%	0.27%	(10.78)%	(13.70)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

Financial Highlights (continued)

Pioneer Disciplined Value Fund (continued)

	Year	Year		Year	Year	7/17/08 (a)
	Ended	Ended		Ended	Ended	to
	8/31/12	8/31/11		8/31/10	8/31/09	8/31/08

Class C
Net asset value, beginning of period	$8.16	$7.96		$8.23	$9.61	$9.34
Increase (decrease) from investment operations:
Net investment income (loss)	$0.03	$(0.01)		$(0.02)	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	0.99	1.00		0.12	(1.39)	0.26
Net increase (decrease) in net assets from investment operations	$1.02	$0.99		$0.10	$(1.36)	$0.27
Distributions to shareowners:
Net investment income	(0.01)	(0.00	)(c)	(0.02)	(0.02)	—
Net realized gain	(0.49)	(0.79)		(0.35)	—	—
Net increase (decrease) in net asset value	$0.52	$0.20		$(0.27)	$(1.38)	$0.27
Net asset value, end of period	$8.68	$8.16		$7.96	$8.23	$9.61
Total return*	13.62%	12.65%		1.07%	(14.10)%	2.89	%(b)
Ratio of net expenses to average net assets	2.15%	2.15%		2.15%	1.99%	2.15	%**
Ratio of net investment income (loss) to average net assets	0.35%	0.05%		(0.12)%	0.59%	0.40	%**
Portfolio turnover rate	94%	91%		112%	114%	116	%(b)
Net assets, end of period (in thousands)	$618	$673		$482	$265	$257
Ratios with no waiver of fees and assumption of expenses by the Adviser:
Total expenses	2.34%	2.41%		2.40%	13.76%	25.47	%**
Net investment income (loss)	0.16%	(0.21)%		(0.37)%	(11.18)%	(22.92	)%**
(a)	Class C shares were first publicly offered on July 17, 2008.
(b)	Not annualized.
(c)	Rounds to less than ($0.01) per share.
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**	Annualized.

Financial Highlights (continued)

Pioneer Disciplined Value Fund (continued)

	Year	Year	Year	Year	7/31/08 (a)
	Ended	Ended	Ended	Ended	to
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
Class Y
Net asset value, beginning of period	$8.28	$8.05	$8.27	$9.62	$9.57
Increase (decrease) from investment operations:
Net investment income	$0.13	$0.10	$0.09	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	1.02	1.02	0.11	(1.34)	0.03
Net increase (decrease) in net assets from investment operations	$1.15	$1.12	$0.20	$(1.28)	$0.05
Distributions to shareowners:
Net investment income	(0.11)	(0.10)	(0.07)	(0.07)	—
Net realized gain	(0.49)	(0.79)	(0.35)	—	—
Net increase (decrease) in net asset value	$0.55	$0.23	$(0.22)	$(1.35)	$0.05
Net asset value, end of period	$8.83	$8.28	$8.05	$8.27	$9.62
Total return*	15.20%	14.11%	2.26%	(13.22)%	0.52	%(b)
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90	%**
Ratio of net investment income to average net assets	1.59%	1.30%	1.14%	1.41%	2.37	%**
Portfolio turnover rate	94%	91%	112%	114%	116	%(b)
Net assets, end of period (in thousands)	$41,613	$45,691	$29,306	$23,037	$251
Ratios with no waiver of fees and assumption of expenses
by the Adviser:
Total expenses	1.03%	1.02%	1.22%	1.88%	10.11	%**
Net investment income (loss)	1.46%	1.19%	0.82%	0.43%	(6.84	)%**
(a)	Class Y shares were first publicly offered on July 31, 2008.
(b)	Not annualized.
*
Assumes initial investment at net asset value at each beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**	Annualized.

Financial Highlights (continued)

Pioneer Fundamental Value Fund

	Six Months
	Ended		Year	Year	Year	Year	Year
	12/31/12		Ended	Ended	Ended	Ended	Ended
	(unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08
Class A
Net asset value, beginning of period	$18.12		$18.96	$15.26	$14.15	$18.97	$21.21
Increase (decrease) from investment operations:
Net investment income	$0.33		$0.35	$0.25	$0.19	$0.22	$0.24
Net realized and unrealized gain (loss)
on investments	0.50		(0.91)	3.63	1.09	(4.86)	(2.16)
Net increase (decrease) from investment operations	$0.83		$(0.56)	$3.88	$1.28	$(4.64)	$(1.92)
Distributions to shareowners:
Net investment income	(0.69)		(0.28)	(0.18)	(0.17)	(0.18)	(0.27)
Net realized gain	—		—	—	—	—	(0.05)
Net increase (decrease) in net asset value	$0.14		$(0.84)	$3.70	$1.11	$(4.82)	$(2.24)
Net asset value, end of period	$18.26		$18.12	$18.96	$15.26	$14.15	$18.97
Total return*	4.60%		(2.85)%	25.50%	8.95%	(24.41)%	(9.22)%
Ratio of net expenses to average net assets†	1.19	%**	1.18%	1.13%	1.17%	1.18%	1.09%
Ratio of net investment income to average net assets†	1.91	%**	1.48%	1.23%	1.08%	1.63%	1.28%
Portfolio turnover rate	141	%**	5%	12%	12%	19%	13%
Net assets, end of period (in thousands)	$879,519		$1,296,116	$2,102,980	$2,027,653	$2,021,300	$2,224,629
Ratios with no reimbursement of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses	1.19	%**	1.18%	1.13%	1.17%	1.18%	1.09%
Net investment income	1.91	%**	1.48%	1.23%	1.08%	1.63%	1.28%
Ratios with reimbursement of fees and
assumption of expenses by the Adviser and reduction for fees paid indirectly:
Net expenses	1.19	%**	1.18%	1.13%	1.17%	1.18%	1.09%
Net investment income	1.91	%**	1.48%	1.23%	1.08%	1.63%	1.29%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**	Annualized.
†	Ratios with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Fundamental Value Fund (continued)

	Six Months
	Ended		Year	Year	Year	Year	Year
	12/31/12		Ended	Ended	Ended	Ended	Ended
	(unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08
Class C
Net asset value, beginning of period	$17.93		$18.74	$15.09	$14.00	$18.72	$20.95
Increase (decrease) from investment operations:
Net investment income	$0.20		$0.21	$0.11	$0.06	$0.13	$0.09
Net realized and unrealized gain (loss)
on investments	0.56		(0.89)	3.59	1.09	(4.81)	(2.15)
Net increase (decrease) from investment operations	$0.76		$(0.68)	$3.70	$1.15	$(4.68)	$(2.06)
Distributions to shareowners:
Net investment income	(0.53)		(0.13)	(0.05)	(0.06)	(0.04)	(0.12)
Net realized gain	—		—	—	—	—	(0.05)
Net increase (decrease) in net asset value	$0.23		$(0.81)	$3.65	$1.09	$(4.72)	$(2.23)
Net asset value, end of period	$18.16		$17.93	$18.74	$15.09	$14.00	$18.72
Total return*	4.22%		(3.58)%	24.54%	8.16%	(24.98)%	(9.92)%
Ratio of net expenses to average net assets†	1.96	%**	1.90%	1.87%	1.92%	1.96%	1.85%
Ratio of net investment income to average net assets†	1.16	%**	0.78%	0.49%	0.33%	0.83%	0.51%
Portfolio turnover rate	141	%**	5%	12%	12%	19%	13%
Net assets, end of period (in thousands)	$226,504		$293,696	$445,252	$432,245	$425,022	$588,241
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for fees
paid indirectly:
Total expenses	1.96	%**	1.90%	1.87%	1.92%	1.96%	1.85%
Net investment income	1.16	%**	0.78%	0.49%	0.33%	0.83%	0.51%
Ratios with waiver of fees and assumption of
expenses by the Adviser and reduction for fees
paid indirectly:
Net expenses	1.96	%**	1.90%	1.87%	1.92%	1.96%	1.84%
Net investment income	1.16	%**	0.78%	0.49%	0.33%	0.83%	0.52%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**	Annualized.
†	Ratios with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Fundamental Value Fund (continued)

	Six Months
	Ended		Year	Year	Year	Year	Year
	12/31/12		Ended	Ended	Ended	Ended	Ended
	(unaudited)		6/30/12	6/30/11	6/30/10	6/30/09	6/30/08

Class Y
Net asset value, beginning of period	$18.19		$19.05	$15.34	$14.21	$19.07	$21.30
Increase (decrease) from investment operations:
Net investment income	$0.77		$0.36	$0.27	$0.19	$0.21	$0.29
Net realized and unrealized gain (loss)
on investments	—		(0.86)	3.69	1.17	(4.83)	(2.14)
Net increase (decrease) from investment operations	$0.77		$(0.50)	$3.96	$1.36	$(4.62)	$(1.85)
Distributions to shareowners:
Net investment income	(0.67)		(0.36)	(0.25)	(0.23)	(0.24)	(0.33)
Net realized gain	—		—	—	—	—	(0.05)
Net increase (decrease) in net asset value	$0.10		$(0.86)	$3.71	$1.13	$(4.86)	$(2.23)
Net asset value, end of period	$18.29		$18.19	$19.05	$15.34	$14.21	$19.07
Total return*	4.74%		(2.49)%	25.92%	9.47%	(24.18)%	(8.87)%
Ratio of net expenses to average net assets†	0.85	%**	0.80%	0.78%	0.75%	0.83%	0.75%
Ratio of net investment income to average net assets†	2.31	%**	1.89%	1.61%	1.50%	2.01%	1.62%
Portfolio turnover rate	141	%**	5%	12%	12%	19%	13%
Net assets, end of period (in thousands)	$611,960		$2,119,613	$2,655,530	$1,973,461	$1,231,649	$818,534
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for fees
paid indirectly:
Total expenses	0.85	%**	0.80%	0.78%	0.75%	0.83%	0.75%
Net investment income	2.31	%**	1.89%	1.61%	1.50%	2.01%	1.62%
Ratios with waiver of fees and assumption of
expenses by the Adviser and reduction for fees
paid indirectly:
Net expenses	0.85	%**	0.80%	0.78%	0.75%	0.83%	0.75%
Net investment income	2.31	%**	1.89%	1.61%	1.50%	2.01%	1.62%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**	Annualized.
†	Ratios with no reduction for fees paid indirectly.

Financial Highlights (continued)

Pioneer Disciplined Growth Fund

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
Class A
Net asset value, beginning of period	$9.67	$8.82	$8.59	$9.98	$12.25
Increase (decrease) from investment operations:
Net investment income (loss)	$0.02	$(0.01)	$0.03	$0.02	$0.02
Net realized and unrealized gain (loss) on investments	1.51	1.89	0.45	(1.39)	(1.12)
Net increase (decrease) from investment operations	$1.53	$1.88	$0.48	$(1.37)	$(1.10)
Distributions to shareowners:
Net investment income	(0.03)	(0.03)	(0.03)	(0.02)	—
Net realized gain	(0.78)	(1.00)	(0.22)	—	(1.17)
Net increase (decrease) in net asset value	$0.72	$0.85	$0.23	$(1.39)	$(2.27)
Net asset value, end of period	$10.39	$9.67	$8.82	$8.59	$9.98
Total return*	17.46%	21.62%	5.48%	(13.64)%	(10.03)%
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.31%	0.18%	0.39%	0.39%	0.22%
Portfolio turnover rate	75%	107%	104%	106%	92%
Net assets, end of period (in thousands)	$9,646	$5,257	$962	$667	$551
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses	1.48%	1.52%	1.66%	10.79%	16.35%
Net investment income (loss)	0.08%	(0.09)%	(0.02)%	(9.15)%	(14.88)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

Financial Highlights (continued)

Pioneer Disciplined Growth Fund (continued)

	Year	Year	Year	Year	7/17/08 (a)
	Ended	Ended	Ended	Ended	to
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08

Class C
Net asset value, beginning of period	$9.48	$8.71	$8.54	$9.97	$9.74
Increase (decrease) from investment operations:
Net investment loss	$(0.06)	$(0.07)	$(0.05)	$(0.03)	$0.00	(c)
Net realized and unrealized gain (loss) on investments	1.47	1.84	0.44	(1.40)	0.23
Net increase (decrease) from investment operations	$1.41	$1.77	$0.39	$(1.43)	$0.23
Distributions to shareowners:
Net realized gain	(0.78)	(1.00)	(0.22)	—	—
Net increase (decrease) in net asset value	$0.63	$0.77	$0.17	$(1.43)	$0.23
Net asset value, end of period	$10.11	$9.48	$8.71	$8.54	$9.97
Total return*	16.41%	20.58%	4.49%	(14.34)%	2.36	%(b)
Ratio of net expenses to average net assets	2.15%	2.15%	2.11%	2.15%	1.83	%**
Ratio of net investment loss to average net assets	(0.58)%	(0.72)%	(0.48)%	(0.52)%	(0.05	)%**
Portfolio turnover rate	75%	107%	104%	106%	92	%(b)
Net assets, end of period (in thousands)	$1,501	$1,283	$320	$255	$256
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses	2.41%	2.47%	2.36%	11.44%	30.50	%**
Net investment loss	(0.84)%	(1.04)%	(0.73)%	(9.82)%	(28.72	)%**
(a)	Class C shares were first publicly offered on July 17, 2008.
(b)	Not annualized.
(c)	Amount rounds to less than $0.01 per share.
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**	Annualized.

Financial Highlights (continued)

Pioneer Disciplined Growth Fund (continued)

	Year	Year	Year	Year	7/31/08 (a)
	Ended	Ended	Ended	Ended	to
	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
Class Y
Net asset value, beginning of period	$9.73	$8.86	$8.62	$9.98	$9.87
Increase (decrease) from investment operations:
Net investment income	$0.07	$0.05	$0.07	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	1.51	1.88	0.43	(1.37)	0.10
Net increase (decrease) from investment operations	$1.58	$1.93	$0.50	$(1.34)	$0.11
Distributions to shareowners:
Net investment income	(0.06)	(0.06)	(0.04)	(0.02)	—
Net realized gain	(0.78)	(1.00)	(0.22)	—	—
Net increase (decrease) in net asset value	$0.74	$0.87	$0.24	$(1.36)	$0.11
Net asset value, end of period	$10.47	$9.73	$8.86	$8.62	$9.98
Total return*	17.88%	22.07%	5.78%	(13.34)%	1.11	%(b)
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.90%	0.90	%**
Ratio of net investment income to average net assets	0.67%	0.52%	0.72%	0.88%	1.60	%**
Portfolio turnover rate	75%	107%	104%	106%	92	%(b)
Net assets, end of period (in thousands)	$38,296	$46,528	$29,723	$28,173	$253
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses	1.00%	1.00%	1.15%	1.70%	20.69	%**
Net investment income (loss)	0.57%	0.42%	0.47%	0.07%	(18.19	)%**
(a)	Class Y shares were first publicly offered on July 31, 2008.
(b)	Not annualized.
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**	Annualized.

Financial Highlights (continued)

Pioneer Independence Fund

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08

Class A
Net asset value, beginning of period	$10.99		$11.23	$9.82	$6.87	$13.48
Increase (decrease) from investment operations:
Net investment income (loss)	$—	(a)(b)	$(0.04)	$(0.03)	$0.01 (a)	$0.03
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	1.46		(0.20)	1.44	2.95	(6.61)
Net increase (decrease) from investment operations	$1.46		$(0.24)	$1.41	$2.96	$(6.58)
Distributions to shareowners:
Net investment income	—		—	—	(0.01)	(0.03)
Net increase (decrease) in net asset value	$1.46		$(0.24)	$1.41	$2.95	$(6.61)
Net asset value, end of period	$12.45		$10.99	$11.23	$9.82	$6.87
Total return*	13.29	%(c)	(2.14)%	14.36%	43.06%	(48.83)%
Ratio of net expenses to average net assets†	1.25%		1.25%	1.25%	1.25%	1.26%
Ratio of net investment income (loss) to average net assets†	0.03%		(0.30)%	(0.31)%	0.04%	0.33%
Portfolio turnover rate	38%		71%	69%	111%	154%
Net assets, end of period (in thousands)	$781,623		$733,077	$791,042	$718,156	$495,187
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	1.25%		1.27%	1.35%	1.39%	1.55%
Net investment income (loss)	0.03%		(0.32)%	(0.41)%	(0.11)%	0.04%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	1.25%		1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.03%		(0.30)%	(0.31)%	0.04%	0.34%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratio with no reduction for fees paid indirectly.
(a)	The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of shares.
(b)	Amount rounds to less than $0.01 per share.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 13.27%.

Financial Highlights (continued)

Pioneer Independence Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08

Class C
Net asset value, beginning of period	$10.47		$10.79	$9.53	$6.73	$13.26
Increase (decrease) from investment operations:
Net investment loss	$(0.11)		$(0.14)	$(0.13)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss) on investments	1.40		(0.18)	1.39	2.87	(6.46)
Net increase (decrease) from investment operations	$1.29		$(0.32)	$1.26	$2.80	$(6.53)
Net increase (decrease) in net asset value	$1.29		$(0.32)	$1.26	$2.80	$(6.53)
Net asset value, end of period	$11.76		$10.47	$10.79	$9.53	$6.73
Total return*	12.32	%(a)	(2.97)%	13.22%	41.60%	(49.25)%
Ratio of net expenses to average net assets†	2.15%		2.15%	2.15%	2.15%	2.16%
Ratio of net investment income (loss) to average net assets†	(0.88)%		(1.20)%	(1.21)%	(0.86)%	(0.57)%
Portfolio turnover rate	38%		71%	69%	111%	154%
Net assets, end of period (in thousands)	$14,548		$15,230	$18,700	$20,926	$18,479
Ratios with no waiver of fees and assumption of expenses
by the Adviser and no reduction for fees paid indirectly:
Total expenses	2.18%		2.20%	2.27%	2.48%	2.25%
Net investment loss	(0.91)%		(1.25)%	(1.34)%	(1.19)%	(0.66)%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	2.15%		2.15%	2.15%	2.15%	2.15%
Net investment loss	(0.88)%		(1.20)%	(1.21)%	(0.86)%	(0.56)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratio with no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 12.31%.

Financial Highlights (continued)

Pioneer Independence Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08

Class Y
Net asset value, beginning of period	$11.10		$11.30	$9.84	$6.87	$13.47
Increase from investment operations:
Net investment income	$0.04	(a)	$0.01	$0.02	$0.11 (a)	$0.14
Net realized and unrealized gain (loss) on investments	1.49		(0.21)	1.44	2.88	(6.68)
Net increase (decrease) from investment operations	$1.53		$(0.20)	$1.46	$2.99	$(6.54)
Distributions to shareowners:
Net investment income	—		—	—	(0.02)	(0.06)
Net increase (decrease) in net asset value	$1.53		$(0.20)	$1.46	$2.97	$(6.60)
Net asset value, end of period	$12.63		$11.10	$11.30	$9.84	$6.87
Total return*	13.78	%(b)	(1.77)%	14.84%	43.48%	(48.54)%
Ratio of net expenses to average net assets	0.89%		0.86%	0.82%	0.91%	0.85%
Ratio of net investment income to average net assets	0.45%		0.09%	0.12%	0.41%	0.74%
Portfolio turnover rate	38%		71%	69%	111%	154%
Net assets, end of period (in thousands)	$5,273		$3,784	$7,640	$9,274	$34,822
Ratios with no waiver of fees and assumption of expenses
by the Adviser and no reduction for fees paid indirectly:
Total expenses	0.89%		0.86%	0.82%	0.91%	0.85%
Net investment income	0.45%		0.09%	0.12%	0.41%	0.74%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	0.89%		0.86%	0.82%	0.91%	0.85%
Net investment income	0.45%		0.09%	0.12%	0.41%	0.74%
(a)	The amount shown for a share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of sales.
(b)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 13.77%.
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

Financial Highlights (continued)

Pioneer Select Mid Cap Growth Fund

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	11/30/12		11/30/11		11/30/10	11/30/09 (a)	11/30/08

Class A
Net asset value, beginning of period	$17.73		$16.76		$13.86	$9.59	$18.63
Increase (decrease) from investment operations:
Net investment loss	$(0.11)		$(0.09)		$(0.08)	$(0.06)	$(0.05)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	1.37		1.06		2.98	4.39	(6.84)
Net increase (decrease) from investment operations	$1.26		$0.97		$2.90	$4.33	$(6.89)
Distributions to shareowners:
Net realized gain	—		—		—	(0.06)	(2.15)
Net increase (decrease) in net asset value	$1.26		$0.97		$2.90	$4.27	$(9.04)
Net asset value, end of period	$18.99		$17.73		$16.76	$13.86	$9.59
Total return*	7.11	%(c)	5.79	%(b)	20.92%	45.46%	(41.79)%
Ratio of net expenses to average net assets	1.16%		1.15%		1.21%	1.29%	1.25%
Ratio of net investment loss to average net assets	(0.54)%		(0.44)%		(0.61)%	(0.39)%	(0.25)%
Portfolio turnover rate	86%		81%		88%	91%	38%
Net assets, end of period (in thousands)	$335,702		$362,504		$387,037	$73,077	$97,154
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	1.16%		1.15%		1.21%	1.29%	1.25%
Net investment loss	(0.54)%		(0.44)%		(0.61)%	(0.39)%	(0.25)%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	1.16%		1.15%		1.21%	1.29%	1.25%
Net investment loss	(0.54)%		(0.44)%		(0.61)%	(0.39)%	(0.25)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(a)	Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.
(b)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 5.61%.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.02%.

Financial Highlights (continued)

Pioneer Select Mid Cap Growth Fund (continued)

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	11/30/12		11/30/11		11/30/10	11/30/09 (a)	11/30/08

Class C
Net asset value, beginning of period	$16.37		$15.62		$13.04	$9.09	$17.93
Increase (decrease) from investment operations:
Net investment loss	$(0.28)		$(0.24)		$(0.20)	$(0.17)	$(0.17)
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	1.27		0.99		2.78	4.18	(6.52)
Net increase (decrease) from investment operations	$0.99		$0.75		$2.58	$4.01	$(6.69)
Distributions to shareowners:
Net realized gain	—		—		—	(0.06)	(2.15)
Net increase (decrease) in net asset value	$0.99		$0.75		$2.58	$3.95	$(8.84)
Net asset value, end of period	$17.36		$16.37		$15.62	$13.04	$9.09
Total return*	6.05	%(c)	4.80	%(b)	19.79%	44.43%	(42.37)%
Ratio of net expenses to average net assets	2.16%		2.07%		2.14%	2.31%	2.00%
Ratio of net investment loss to average net assets	(1.54)%		(1.37)%		(1.54)%	(1.44)%	(1.00)%
Portfolio turnover rate	86%		81%		88%	91%	38%
Net assets, end of period (in thousands)	$12,761		$13,090		$13,565	$5,017	$4,457
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	2.16%		2.07%		2.25%	2.31%	2.00%
Net investment loss	(1.54)%		(1.37)%		(1.64)%	(1.44)%	(1.00)%
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	2.16%		2.07%		2.14%	2.31%	2.00%
Net investment loss	(1.54)%		(1.37)%		(1.54)%	(1.44)%	(1.00)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

(a)	Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.
(b)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 4.67%.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 5.97%.

Financial Highlights (continued)

Pioneer Select Mid Cap Growth Fund (continued)

	Year		Year		Year	Year	Year
	Ended		Ended		Ended	Ended	Ended
	11/30/12		11/30/11		11/30/10	11/30/09 (a)	11/30/08

Class Y
Net asset value, beginning of period	$18.16		$17.10		$14.08	$9.70	$18.77
Increase (decrease) from investment operations:
Net investment loss	$(0.02)		$(0.00	)(b)	$(0.02)	$(0.01)	$—
Net realized and unrealized gain (loss) on investments
and foreign currency transactions	1.40		1.06		3.04	4.45	(6.92)
Net increase (decrease) from investment operations	$1.38		$1.06		$3.02	$4.44	$(6.92)
Distributions to shareowners:
Net realized gain	—		—		—	(0.06)	(2.15)
Net increase (decrease) in net asset value	$1.38		$1.06		$3.02	$4.38	$(9.07)
Net asset value, end of period	$19.54		$18.16		$17.10	$14.08	$9.70
Total return*	7.60	%(e)	6.20	%(d)	21.45%	46.08%	(41.62)%
Ratio of net expenses to average net assets	0.73%		0.71%		0.74%	0.97%	1.00%
Ratio of net investment loss to average net assets	(0.11)%		(0.00	)%(c)	(0.14)%	(0.05)%	—
Portfolio turnover rate	86%		81%		88%	91%	38%
Net assets, end of period (in thousands)	$102,042		$83,460		$107,870	$81,580	$115,533
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses	0.73%		0.71%		0.74%	0.97%	1.00%
Net investment loss	(0.11)%		(0.00	)%(c)	(0.14)%	(0.05)%	—
Ratios with waiver of fees and assumption of expenses by
the Adviser and reduction for fees paid indirectly:
Net expenses	0.73%		0.71%		0.74%	0.97%	1.00%
Net investment loss	(0.11)%		(0.00	)%(c)	(0.14)%	(0.05)%	—
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(a)	Effective May 15, 2009, Pioneer Investment Management, Inc. became the adviser of the Fund.
(b)	Rounds to less than $0.01 or $(0.01) per share.
(c)	Rounds to less than 0.01% or (0.01)%.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 6.08%.
(e)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 7.52%.

Financial Highlights (continued)

Pioneer Growth Opportunities Fund

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08

Class A
Net asset value, beginning of period	$26.59		$27.28	$22.81	$15.95	$25.24
Net increase (decrease) from investment operations:
Net investment loss	$(0.23)		$(0.28)	$(0.22)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss) on investments	1.98		(0.41)	4.69	6.93	(8.91)
Net increase (decrease) from investment operations	$1.75		$(0.69)	$4.47	$6.86	$(8.98)
Distributions to shareowners:
Net realized gain	—		—	—	—	(0.31)
Net increase (decrease) in net asset value	$1.75		$(0.69)	$4.47	$6.86	$(9.29)
Net asset value, end of period	$28.34		$26.59	$27.28	$22.81	$15.95
Total return*	6.58	%(a)	(2.53)%	19.60%	43.01%	(35.39)%
Ratio of net expenses to average net assets†	1.25%		1.26%	1.29%	1.35%	1.28%
Ratio of net investment loss to average net assets†	(0.74)%		(0.95)%	(0.86)%	(0.53)%	(0.29)%
Portfolio turnover rate	137%		112%	114%	140%	221%
Net assets, end of period (in thousands)	$419,159		$442,574	$505,960	$463,880	$171,415
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Net expenses	1.25%		1.26%	1.29%	1.35%	1.28%
Net investment loss	(0.74)%		(0.95)%	(0.86)%	(0.53)%	(0.29)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
Net expenses	1.25%		1.26%	1.29%	1.35%	1.28%
Net investment loss	(0.74)%		(0.95)%	(0.86)%	(0.53)%	(0.28)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratios with no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 6.54%.

Financial Highlights (continued)

Pioneer Growth Opportunities Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08

Class C
Net asset value, beginning of period	$22.68		$23.47	$19.81	$14.02	$22.57
Net increase (decrease) from investment operations:
Net investment loss	$(0.41)		$(0.46)	$(0.42)	$(0.09)	$(0.27)
Net realized and unrealized gain (loss) on investments	1.69		(0.33)	4.08	5.88	(7.97)
Net increase (decrease) from investment operations	$1.28		$(0.79)	$3.66	$5.79	$(8.24)
Distributions to shareowners:
Net realized gain	—		—	—	—	(0.31)
Net increase (decrease) in net asset value	$1.28		$(0.79)	$3.66	$5.79	$(8.55)
Net asset value, end of period	$23.96		$22.68	$23.47	$19.81	$14.02
Total return*	5.64	%(a)	(3.37)%	18.48%	41.30%	(36.30)%
Ratio of net expenses to average net assets†	2.11%		2.13%	2.26%	2.39%	2.65%
Ratio of net investment loss to average net assets†	(1.60)%		(1.82)%	(1.83)%	(1.33)%	(1.64)%
Portfolio turnover rate	137%		112%	114%	140%	221%
Net assets, end of period (in thousands)	$38,786		$41,448	$49,239	$49,845	$696
Ratios with no waiver of fees and assumption of expenses
by the Adviser and no reduction for fees paid indirectly:
Net expenses	2.11%		2.13%	2.26%	2.39%	2.65%
Net investment loss	(1.60)%		(1.82)%	(1.83)%	(1.33)%	(1.64)%
Ratios with waiver of fees and assumption of expenses
by the Adviser and reduction for fees paid indirectly:
Net expenses	2.11%		2.13%	2.26%	2.39%	2.64%
Net investment loss	(1.60)%		(1.82)%	(1.83)%	(1.33)%	(1.63)%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

†	Ratios with no reduction for fees paid indirectly.
(a)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 5.60%.

Financial Highlights (continued)

Pioneer Growth Opportunities Fund (continued)

	Year		Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended
	12/31/12		12/31/11	12/31/10	12/31/09	12/31/08

Class Y
Net asset value, beginning of period	$27.55		$28.13	$23.39	$16.26	$25.59
Net increase (decrease) from investment operations:
Net investment income (loss)	$(0.08)		$(0.14)	$(0.11)	$0.01 (a)	$0.05
Net realized and unrealized gain (loss) on investments	2.04		(0.44)	4.85	7.13	(9.07)
Net increase (decrease) from investment operations	$1.96		$(0.58)	$4.74	$7.13	$(9.02)
Distributions to shareowners:
Net realized gain	—		—	—	—	(0.31)
Net increase (decrease) in net asset value	$1.96		$(0.58)	$4.74	$7.13	$(9.33)
Net asset value, end of period	$29.51		$27.55	$28.13	$23.39	$16.26
Total return*	7.12	%(b)	(2.06)%	20.26%	43.85%	(35.06)%
Ratio of net expenses to average net assets†	0.76%		0.75%	0.76%	0.77%	0.79%
Ratio of net investment income (loss) to average net assets†	(0.25)%		(0.44)%	(0.34)%	(0.04)%	0.23%
Portfolio turnover rate	137%		112%	114%	140%	221%
Net assets, end of period (in thousands)	$36,782		$39,253	$49,527	$82,061	$42,259
Ratios with waiver of fees and assumption of expenses
by the Adviser and reduction for fees paid indirectly:
Net expenses	0.76%		0.75%	0.76%	0.77%	0.79%
Net investment income (loss)	(0.25)%		(0.44)%	(0.34)%	0.04%	0.23%
*
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

†	Ratios with no reduction for fees paid indirectly.
(a)	The amount shown for share outstanding does not correspond with the net investment loss on the Statement of Operations for the period due to the timing of sales and repurchases of shares.
(b)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2012, the total return would have been 7.07%.

OWNERSHIP OF SHARES OF THE PIONEER FUNDS

As of [ ], 2013, the Trustees and officers of each Pioneer Fund owned in the aggregate less than 1% of the outstanding shares of a Pioneer Fund. The following is a list of the holders of 5% or more of the outstanding shares of any class of a Pioneer Fund as of [ ], 2013.

Pioneer Research Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class B
Class C
Class Y

Pioneer Value Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class B
Class C
Class Y

Pioneer Disciplined Value Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class C
Class Y

Pioneer Fundamental Value Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class B
Class C
Class R
Class Y
Class Z

Pioneer Disciplined Growth Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class C
Class Y

Pioneer Independence Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class B
Class C
Class Y
Pioneer Select Mid Cap Growth Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class C
Class Y

Pioneer Growth Opportunities Fund
Number of
Record Holder	Share Class	Number of Shares	Percent of Class
Class A
Class B
Class C
Class R
Class Y

EXPERTS

     The financial highlights and financial statements of each Pioneer Fund for the past five fiscal years are incorporated by reference into this Information Statement/Prospectus. The Pioneer Funds’ financial highlights and financial statements have been audited by Ernst & Young LLP. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

     You can obtain more free information about each Pioneer Fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292 for more information about a Pioneer Fund, to request copies of a Pioneer Fund’s statement of additional information and shareowner reports, and to make other inquiries.

     Visit our website www.pioneerinvestments.com

     Each Pioneer Fund makes available its statement of additional information and shareholder reports, free of charge, on the Pioneer Funds’ website at www.pioneerinvestments.com. You also may find other information and updates about Pioneer and each Pioneer Fund, including Pioneer Fund performance information, on the Pioneer Funds’ website.

     Shareholder reports. Annual and semiannual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Pioneer Fund’s investments. The annual report discusses market conditions and investment strategies that significantly affected each Pioneer Fund’s performance during its last fiscal year.

     Statement of additional information. The statement of additional information of each Pioneer Fund provides more detailed information about the fund.

     You can also review and copy each Pioneer Fund’s shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission’s EDGAR database on the Internet (http://www.sec.gov). You may also email requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

26431-00-0213 N-14

EXHIBIT A — FORM OF AGREEMENT AND PLAN OF REORGANIZATION

PIONEER RESEARCH FUND — PIONEER VALUE FUND

     This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [ ] day of [ ], by and between Pioneer Value Fund, a Delaware statutory trust, on behalf of its series, Pioneer Value Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Research Fund, a Delaware statutory, on behalf of its series, Pioneer Research Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and, solely for purposes of paragraph 9.2 hereof, Pioneer Investment Management, Inc. (“Pioneer”). Pioneer Value Fund and Pioneer Research Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

     This Agreement is intended to constitute a plan of a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of Pioneer Research Fund to Pioneer Value Fund solely in exchange for (A) the issuance of Class A, Class B, Class C and Class Y shares of beneficial interest of Pioneer Value Fund (collectively, the “Value Fund Shares” and each, a “Value Fund Share”) to Pioneer Research Fund, and (B) the assumption by Pioneer Value Fund of all of the liabilities of Pioneer Research Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by Pioneer Research Fund, on or promptly after the Closing Date as provided herein, of the Value Fund Shares to the shareholders of Pioneer Research Fund in complete liquidation of Pioneer Research Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

     WHEREAS, Pioneer Value Fund and Pioneer Research Fund are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, Pioneer Value Fund is authorized to issue shares of beneficial interest.

     WHEREAS, the Board of Trustees of each of Pioneer Value Fund and Pioneer Research Fund have determined that the Reorganization is in the best interests of Pioneer Value Fund shareholders and Pioneer Research Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  TRANSFER OF ASSETS OF PIONEER RESEARCH FUND IN EXCHANGE FOR SHARES OF PIONEER VALUE FUND AND
  ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF PIONEER RESEARCH FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Pioneer Research Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Research Fund Assets”) to Pioneer Value Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Research Fund Assets) and Pioneer Value Fund agrees in exchange therefor: (i) to issue to Pioneer Research Fund the number of Value Fund Shares, including fractional Value Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of Pioneer Research Fund attributable to the corresponding class of Pioneer Value Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all of the liabilities and obligations of Pioneer Research Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the “Assumed Liabilities”). Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2 (a) The Research Fund Assets shall consist of all of Pioneer Research Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of Pioneer Research Fund or Pioneer Research Fund in respect of its series Pioneer Research Fund, all other intangible property owned by Pioneer Research Fund, originals or copies of all books and records of Pioneer Research Fund, and all other assets of Pioneer Research Fund on the Closing Date. Pioneer Value Fund shall also be entitled to receive copies of all records that Pioneer Research Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) promulgated thereunder to the extent such records pertain to Pioneer Research Fund.

           (b) Pioneer Research Fund has provided Pioneer Value Fund with a list of all of Pioneer Research Fund’s securities and other assets as of the date of execution of this Agreement, and Pioneer Value Fund has provided Pioneer Research Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to Pioneer Value Fund.

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Pioneer Research Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of Pioneer Research Fund contained herein or in the Research Fund Tax Representation Certificate (as defined below) and made in connection with the issuance of the tax opinion provided for in Paragraph 8.4 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, Pioneer Value Fund.

     1.3 Pioneer Research Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), Pioneer Research Fund shall liquidate its series Pioneer Research Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Research Fund Shareholders”), the Value Fund Shares received by Pioneer Research Fund pursuant to Paragraph 1.1 hereof. Each Research Fund Shareholder shall receive the number of full and fractional Value Fund Shares of the class corresponding to the class of shares of beneficial interest in Pioneer Research Fund (the “Research Fund Shares”) held by such Research Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Research Fund Shares held of record by such Research Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by Pioneer Research Fund on behalf of its series instructing Pioneer Value Fund on behalf of its series to transfer the Value Fund Shares then credited to the account of Pioneer Research Fund on the books of Pioneer Value Fund to open accounts on the share records of Pioneer Value Fund established and maintained by Pioneer Value Fund’s transfer agent in the names of the Research Fund Shareholders and representing the respective pro rata number of the Value Fund Shares due the Research Fund Shareholders. Pioneer Research Fund on behalf of its series shall promptly provide Pioneer Value Fund on behalf of its series with evidence of such liquidation and distribution. All issued and outstanding Research Fund Shares will simultaneously be cancelled on the books of Pioneer Research Fund, and Pioneer Research Fund will be dissolved. Pioneer Value Fund shall not issue certificates representing the Value Fund Shares in connection with such exchange.

     1.5 Ownership of Value Fund Shares will be shown on the books of Pioneer Value Fund’s transfer agent. Any certificates representing ownership of Research Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Research Fund Shares.

     1.6 Any transfer taxes payable upon issuance of Value Fund Shares in a name other than the registered holder of the Research Fund Shares on the books of Pioneer Research Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Value Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of Pioneer Research Fund with respect to its series Pioneer Research Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Pioneer Research Fund.

2.	VALUATION

     2.1 The NAV per share of each class of the Value Fund Shares and the NAV per share of each class of Pioneer Research Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). Pioneer shall compute the NAV per Value Fund Share in the manner set forth in Pioneer Value Fund’s Agreement and Declaration of Trust (the “Declaration”), or By-Laws, and Pioneer Value Fund’s then-current prospectus and statement of additional information. Pioneer shall compute the NAV per share of Pioneer Research Fund in the manner set forth in Pioneer Research Fund’s Agreement and Declaration of Trust, or By-Laws, and Pioneer Research Fund’s then-current prospectus and statement of additional information. Pioneer shall confirm to Pioneer Value Fund the NAV of Pioneer Research Fund.

     2.2 The number of shares of each class of Value Fund Shares to be issued (including fractional shares, if any) in exchange for the Research Fund Assets and the assumption of the Assumed Liabilities shall be determined by Pioneer by dividing the NAV of Pioneer Research Fund attributable to each class of Pioneer Research Fund’s shares, as determined in accordance with Paragraph 2.1, by the NAV of a Value Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1.

     2.3 Pioneer Value Fund and Pioneer Research Fund shall cause Pioneer to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by Pioneer or its agents in accordance with its regular practice as pricing agent for Pioneer Value Fund and Pioneer Research Fund.

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3.	CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be May 17, 2013, or such other earlier or later date as the parties may agree. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise agreed by the parties. The Closing shall be held at the offices of Bingham McCutchen LLP, One Federal Street, Boston, Massachusetts, or at such other place as the parties may agree.

     3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the “Research Fund Custodian”) as record holder for Pioneer Research Fund shall be presented by Pioneer Research Fund to Brown Brothers Harriman & Co. (the “Value Fund Custodian”) for examination no later than three (3) business days preceding the Closing Date. Such portfolio securities shall be delivered by Pioneer Research Fund to the Value Fund Custodian for the account of Pioneer Value Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Research Fund Custodian in book-entry form on behalf of Pioneer Research Fund shall be delivered by the Research Fund Custodian through the Depository Trust Company to the Value Fund Custodian and by the Value Fund Custodian recording the beneficial ownership thereof by Pioneer Value Fund on the Value Fund Custodian’s records. Any cash shall be delivered by the Research Fund Custodian transmitting immediately available funds by wire transfer to the Value Fund Custodian the cash balances maintained by the Research Fund Custodian and the Value Fund Custodian crediting such amount to the account of Pioneer Value Fund.

     3.3 The Value Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Research Fund Assets have been delivered in proper form to Pioneer Value Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Research Fund Assets.

     3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Value Fund Shares or Pioneer Research Fund pursuant to Paragraph 2.1 is impracticable (in the judgment of the Board of Pioneer Value Fund with respect to its series Pioneer Value Fund and the Board of Pioneer Research Fund with respect to its series Pioneer Research Fund), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each party.

     3.5 Pioneer Research Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding statuses and certificates of the Research Fund Shareholders and the number and percentage ownership of outstanding Research Fund Shares owned by each Research Fund Shareholder as of the Valuation Time, certified by the President or Vice President or a Secretary or Assistant Secretary of Pioneer Research Fund and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Research Fund Shareholders, (b) provided by the Research Fund Custodian, or (c) derived from Pioneer Research Fund’s records by such officers or one of Pioneer Research Fund’s service providers. Pioneer Value Fund shall issue and deliver to Pioneer Research Fund a confirmation evidencing the Value Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to Pioneer Research Fund that such Value Fund Shares have been credited to Pioneer Research Fund’s account on the books of Pioneer Value Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 of this Agreement, Pioneer Research Fund, on behalf of its series Pioneer Research Fund, represents, warrants and covenants to Pioneer Value Fund as follows:

           (a) Pioneer Research Fund is a series of Pioneer Research Fund. Pioneer Research Fund is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Research Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Research Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

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          (b) Pioneer Research Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) Pioneer Research Fund is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement on behalf of Pioneer Research Fund will not result in a material violation of, any provision of Pioneer Research Fund’s Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Research Fund to which Pioneer Research Fund, on behalf of its series Pioneer Research Fund, is a party or by which Pioneer Research Fund or any of its assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Research Fund or any of Pioneer Research Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Research Fund’s business. Pioneer Research Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Research Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon Pioneer Value Fund as the successor to Pioneer Research Fund;

          (e) All material contracts or other commitments of Pioneer Research Fund (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) will terminate at or prior to the Closing Date and no such termination will result in liability to Pioneer Research Fund (or Pioneer Value Fund);

          (f) The Statement of Assets and Liabilities of Pioneer Research Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended December 31, 2012, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Research Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Research Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of Pioneer Research Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, Pioneer Research Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of Pioneer Research Fund has been disclosed or is required to be disclosed in Pioneer Research Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of Pioneer Research Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists with respect to Pioneer Research Fund that will be required to be disclosed in Pioneer Research Fund’s Form N-CSR after the Closing Date;

          (g) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Research Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Research Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Research Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Research Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Research Fund’s portfolio, a decline in net assets of Pioneer Research Fund as a result of redemptions or the discharge of Pioneer Research Fund’s liabilities shall not constitute a material adverse change;

           (h) Pioneer Research Fund is the sole series of Pioneer Research Fund. For each taxable year of its existence, including the taxable year ending on the Closing Date, Pioneer Research Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied or will satisfy all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been or will be eligible to compute its federal income tax under Section 852 of the Code.

           (i) All issued and outstanding Research Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by Pioneer Research Fund. All of the issued and outstanding Research Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to Pioneer Value Fund pursuant to Paragraph 3.5 hereof. Pioneer Research Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Research Fund Shares, nor is there outstanding any security convertible into any Research Fund Shares;

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          (j) At the Closing Date, Pioneer Research Fund will have good and marketable title to the Research Fund Assets, and full right, power and authority to sell, assign, transfer and deliver the Research Fund Assets to Pioneer Value Fund, and, upon delivery and payment for the Research Fund Assets, Pioneer Value Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

          (k) Pioneer Research Fund has the trust power and authority, on behalf of its series Pioneer Research Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Research Fund’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Research Fund, on behalf of its series Pioneer Research Fund, this Agreement will constitute a valid and binding obligation of Pioneer Research Fund, on behalf of its series Pioneer Research Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (l) The information to be furnished by Pioneer Research Fund, on behalf of its series Pioneer Research Fund, to Pioneer Value Fund for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of Pioneer Research Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Research Fund or its series Pioneer Research Fund, except such as may be required under the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (n) The provisions of Pioneer Research Fund’s Declaration, Pioneer Research Fund’s By-Laws and Delaware law do not require the shareholders of Pioneer Research Fund to approve this Agreement or the transactions contemplated herein in order for Pioneer Research Fund or its series Pioneer Research Fund to consummate the transactions contemplated herein;

          (o) All of the issued and outstanding Research Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to Pioneer Value Fund;

          (p) The current prospectus and statement of additional information of Pioneer Research Fund and any amendments or supplements thereto did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

          (q) Pioneer Research Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Research Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Research Fund with respect to its series Pioneer Research Fund. All advertising and sales material currently used by Pioneer Research Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Research Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) Neither Pioneer Research Fund nor, to the knowledge of Pioneer Research Fund, any “affiliated person” of Pioneer Research Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Research Fund, has any affiliated person of Pioneer Research Fund been the subject, or presently is

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the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (s) The tax representation certificate to be delivered by Pioneer Research Fund to Bingham McCutchen LLP at the Closing pursuant to Paragraph 7.4 (the “Research Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 Except as set forth on Schedule 4.2 of this Agreement, Pioneer Value Fund, on behalf of its series Pioneer Value Fund, represents, warrants and covenants to Pioneer Research Fund, as follows:

          (a) Pioneer Value Fund is a series of Pioneer Value Fund. Pioneer Value Fund is a statutory trust validly existing and in good standing under the laws of the State of Delaware. Pioneer Value Fund has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Value Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Value Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Value Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The current prospectus and statement of additional information of Pioneer Value Fund and any amendment or supplement thereto, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission promulgated thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (d) Pioneer Value Fund’s registration statement on Form N-1A with respect to its series Pioneer Value Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of Pioneer Value Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

           (e) Pioneer Value Fund is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement on behalf of its series Pioneer Value Fund will not result in a material violation of, any provisions of the Declaration or By-Laws of Pioneer Value Fund or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Value Fund to which Pioneer Value Fund, on behalf of its series Pioneer Value Fund, is a party or by which Pioneer Value Fund or any of its assets is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Value Fund or any of Pioneer Value Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Value Fund’s business. Pioneer Value Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Value Fund’s business or its ability to consummate the transactions contemplated herein;

          (g) The Statement of Assets and Liabilities of Pioneer Value Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended September 30, 2012 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Value Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Value Fund as of the date thereof are disclosed therein;

          (h) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Value Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Value Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Value Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the

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settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Value Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Value Fund’s portfolio, a decline in net assets of Pioneer Value Fund as a result of redemptions or the discharge of Pioneer Value Fund’s liabilities shall not constitute a material adverse change;

          (i) Pioneer Value Fund is the sole series of Pioneer Value Fund. For each taxable year of its existence, Pioneer Value Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been eligible to compute its federal income tax under Section 852 of the Code. Pioneer Value Fund expects to satisfy such requirements and be so eligible for its taxable year that includes the Closing Date;

          (j) The authorized capital of Pioneer Value Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, Pioneer Value Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Value Fund Shares to be issued and delivered to Pioneer Research Fund for the account of the Research Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. Pioneer Value Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Value Fund Shares, nor is there outstanding any security convertible into any Value Fund Shares;

          (k) All issued and outstanding Value Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

          (l) Pioneer Value Fund has the trust power and authority, on behalf of its series Pioneer Value Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Value Fund’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Value Fund, on behalf of its series Pioneer Value Fund, this Agreement will constitute a valid and binding obligation of Pioneer Value Fund, on behalf of its series Pioneer Value Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (m) The information to be furnished in writing by Pioneer Value Fund, on behalf of its series Pioneer Value Fund, for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Value Fund or its series Pioneer Value Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (o) Pioneer Value Fund currently complies in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Value Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Value Fund with respect to its series Pioneer Value Fund. All advertising and sales material currently used by Pioneer Value Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Value Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

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          (p) Neither Pioneer Value Fund nor, to the knowledge of Pioneer Value Fund, any “affiliated person” of Pioneer Value Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Value Fund, has any affiliated person of Pioneer Value Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (q) The tax representation certificate to be delivered by Pioneer Value Fund to Bingham McCutchen LLP at the Closing pursuant to Paragraph 6.3 (the “Value Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.	COVENANTS OF THE FUNDS

  Pioneer Research Fund and Pioneer Value Fund, respectively, hereby further covenant as follows:

     5.1 Pioneer Research Fund covenants that the Value Fund Shares to be issued hereunder are not being acquired by Pioneer Research Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement;

     5.2 Pioneer Research Fund will assist Pioneer Value Fund in obtaining such information as Pioneer Value Fund reasonably requires concerning the beneficial ownership of the Research Fund Shares.

     5.3 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement;

     5.4 Pioneer Research Fund shall furnish to Pioneer Value Fund on the Closing Date a statement of assets and liabilities of Pioneer Research Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of Pioneer Research Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by Pioneer Research Fund’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, Pioneer Research Fund, on behalf of its series Pioneer Research Fund, shall furnish to Pioneer Value Fund, in such form as is reasonably satisfactory to Pioneer Value Fund, a statement of the earnings and profits of Pioneer Research Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Pioneer Value Fund under the Code, and which statement will be certified by the Treasurer of Pioneer Research Fund; and

     5.5 Neither Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to Pioneer Research Fund or its series Pioneer Research Fund, in the Research Fund Tax Representation Certificate and, with respect to Pioneer Value Fund or its series Pioneer Value Fund, in the Value Fund Tax Representation Certificate. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER RESEARCH FUND

     The obligations of Pioneer Research Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Value Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by Pioneer Research Fund in writing:

     6.1 All representations and warranties by Pioneer Value Fund, on behalf of its series Pioneer Value Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 Pioneer Value Fund shall have delivered to Pioneer Research Fund on the Closing Date a certificate of Pioneer Value Fund, on behalf of its series Pioneer Value Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Pioneer Research Fund and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Value Fund made in this Agreement on behalf of its series Pioneer Value Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 has been met, and as to such other matters as Pioneer Research Fund shall reasonably request;

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     6.3 Pioneer Value Fund shall have delivered to Bingham McCutchen LLP a Value Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Value Fund and Pioneer Research Fund, concerning certain tax-related matters; and

     6.4 With respect to Pioneer Value Fund, the Board of Trustees of Pioneer Value Fund shall have determined that the Reorganization is in the best interests of Pioneer Value Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER VALUE FUND

     The obligations of Pioneer Value Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Research Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by Pioneer Value Fund in writing:

     7.1 All representations and warranties of Pioneer Research Fund, on behalf of its series Pioneer Research Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 Pioneer Research Fund shall have delivered to Pioneer Value Fund the Statement of Assets and Liabilities of Pioneer Research Fund pursuant to Paragraph 5.4, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by Pioneer Research Fund’s Treasurer or Assistant Treasurer;

     7.3 Pioneer Research Fund shall have delivered to Pioneer Value Fund on the Closing Date a certificate of Pioneer Research Fund, on behalf of its series Pioneer Research Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to Pioneer Value Fund and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Research Fund made in this Agreement on behalf of its series Pioneer Research Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 has been met, and as to such other matters as Pioneer Value Fund shall reasonably request;

     7.4 Pioneer Research Fund shall have delivered to Bingham McCutchen LLP a Research Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Value Fund and Pioneer Research Fund, concerning certain tax-related matters; and

     7.5 With respect to Pioneer Research Fund, the Board of Trustees of Pioneer Research Fund shall have determined that the Reorganization is in the best interests of Pioneer Research Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.	FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.3 The registration statement on Form N-14 filed in connection with this Agreement shall have become effective under the Securities Act and no stop order suspending the effectiveness of the registration statement shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

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     8.4 The parties shall have received an opinion of Bingham McCutchen LLP, satisfactory to Pioneer Research Fund and Pioneer Value Fund and subject to customary assumptions and qualifications, substantially to the effect that, based upon certain facts, assumptions and representations, and upon certifications contained in the Value Fund Tax Representation Certificate and the Research Fund Tax Representation Certificate, for federal income tax purposes (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of Pioneer Research Fund and Pioneer Value Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Pioneer Research Fund on the transfer of the Research Fund Assets to Pioneer Value Fund solely in exchange for the Value Fund Shares and the assumption by Pioneer Value Fund of the Assumed Liabilities, or upon the distribution of the Value Fund Shares to the shareholders of Pioneer Research Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, or (C) any other gain that may be required to be recognized as a result of the closing of Pioneer Research Fund’s taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (iii) the tax basis in the hands of Pioneer Value Fund of each Research Fund Asset will be the same as the tax basis of such Research Fund Asset in the hands of Pioneer Research Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by Pioneer Research Fund on the transfer; (iv) the holding period of each Research Fund Asset in the hands of Pioneer Value Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Research Fund Asset was held by Pioneer Research Fund; (v) no gain or loss will be recognized by Pioneer Value Fund upon its receipt of the Research Fund Assets solely in exchange for Value Fund Shares and the assumption of the Assumed Liabilities; (vi) no gain or loss will be recognized by the Research Fund Shareholders upon the exchange of all of their Research Fund Shares for Value Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Value Fund Shares that each Research Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Research Fund Shares exchanged therefor; (viii) each Research Fund Shareholder’s holding period for the Value Fund Shares received in the Reorganization will include the period for which such shareholder held the Research Fund Shares exchanged therefor, provided that the Research Fund Shareholder held such Research Fund Shares as capital assets on the date of exchange. Notwithstanding anything in this Agreement to the contrary, neither Pioneer Research Fund nor Pioneer Value Fund may waive the condition set forth in this paragraph 8.4.

     8.5 Pioneer Research Fund shall have distributed to the Research Fund Shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of Pioneer Research Fund’s investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.	BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed by Pioneer that it will pay 50% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Each of Pioneer Research Fund and Pioneer Value Fund agrees to pay 25% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 Pioneer Value Fund and Pioneer Research Fund each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The covenants to be performed after the Closing by both Pioneer Value Fund and Pioneer Research Fund shall survive the Closing. The representations and warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

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11.	TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of Pioneer Value Fund and Pioneer Research Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) by resolution of Pioneer Value Fund’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Value Fund’s shareholders; or

          (b) by resolution of Pioneer Research Fund’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Research Fund’s shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of Pioneer Value Fund, its series Pioneer Value Fund, Pioneer Research Fund or its series Pioneer Research Fund, or the trustees or officers of Pioneer Research Fund or Pioneer Value Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Pioneer Research Fund and Pioneer Value Fund; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Pioneer Research Fund and Pioneer Value Fund at 60 State Street, Boston, Massachusetts 02109.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

* * * * *

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     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	PIONEER RESEARCH FUND, on behalf of its series, PIONEER RESEARCH FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	PIONEER VALUE FUND, on behalf of its series, PIONEER VALUE FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	Solely for purposes of paragraph 9.2 of the Agreement: Pioneer Investment Management, Inc.

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

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SCHEDULE 4.1

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SCHEDULE 4.2

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EXHIBIT B — FORM OF AGREEMENT AND PLAN OF REORGANIZATION

PIONEER DISCIPLINED VALUE FUND — PIONEER FUNDAMENTAL VALUE FUND

     This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [ ] day of [ ], by and between Pioneer Series Trust III, a Delaware statutory trust, on behalf of its series, Pioneer Fundamental Value Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Series Trust V, a Delaware statutory trust, on behalf of its series, Pioneer Disciplined Value Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and, solely for purposes of paragraph 9.2 hereof, Pioneer Investment Management, Inc. (“Pioneer”). Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

     This Agreement is intended to constitute a plan of a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of Pioneer Disciplined Value Fund to Pioneer Fundamental Value Fund solely in exchange for (A) the issuance of Class A, Class C and Class Y shares of beneficial interest of Pioneer Fundamental Value Fund (collectively, the “Fundamental Value Fund Shares” and each, a “Fundamental Value Fund Share”) to Pioneer Disciplined Value Fund, and (B) the assumption by Pioneer Fundamental Value Fund of all of the liabilities of Pioneer Disciplined Value Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by Pioneer Disciplined Value Fund, on or promptly after the Closing Date as provided herein, of the Fundamental Value Fund Shares to the shareholders of Pioneer Disciplined Value Fund in complete liquidation of Pioneer Disciplined Value Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

     WHEREAS, Pioneer Series Trust III and Pioneer Series Trust V are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, Pioneer Fundamental Value Fund is authorized to issue shares of beneficial interest.

     WHEREAS, the Board of Trustees of each of Pioneer Series Trust III and Pioneer Series Trust V have determined that the Reorganization is in the best interests of Pioneer Fundamental Value Fund shareholders and Pioneer Disciplined Value Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSFER OF ASSETS OF PIONEER DISCIPLINED VALUE FUND IN EXCHANGE FOR SHARES OF PIONEER FUNDAMENTAL VALUE FUND AND ASSUMPTION OF THE
          ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF PIONEER DISCIPLINED VALUE FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Pioneer Disciplined Value Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Disciplined Value Fund Assets”) to Pioneer Fundamental Value Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Disciplined Value Fund Assets) and Pioneer Fundamental Value Fund agrees in exchange therefor: (i) to issue to Pioneer Disciplined Value Fund the number of Fundamental Value Fund Shares, including fractional Fundamental Value Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of Pioneer Disciplined Value Fund attributable to the corresponding class of Pioneer Disciplined Value Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all of the liabilities and obligations of Pioneer Disciplined Value Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the “Assumed Liabilities”). Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2 (a) The Disciplined Value Fund Assets shall consist of all of Pioneer Disciplined Value Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of Pioneer Disciplined Value Fund or Pioneer Series Trust V in respect of Pioneer Disciplined Value Fund, all other intangible property owned by Pioneer Disciplined Value Fund, originals or copies of all books and records of Pioneer Disciplined Value Fund, and all other assets of Pioneer Disciplined Value Fund on the Closing Date. Pioneer Fundamental Value Fund shall also be entitled to receive copies of all records that Pioneer Disciplined Value Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) promulgated thereunder to the extent such records pertain to Pioneer Disciplined Value Fund.

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          (b) Pioneer Disciplined Value Fund has provided Pioneer Fundamental Value Fund with a list of all of Pioneer Disciplined Value Fund’s securities and other assets as of the date of execution of this Agreement, and Pioneer Fundamental Value Fund has provided Pioneer Disciplined Value Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to Pioneer Fundamental Value Fund. Pioneer Disciplined Value Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of Pioneer Disciplined Value Fund contained herein or in the Disciplined Value Fund Tax Representation Certificate (as defined below) and made in connection with the issuance of the tax opinion provided for in Paragraph 8.4 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, Pioneer Fundamental Value Fund.

     1.3 Pioneer Disciplined Value Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), Pioneer Series Trust V shall liquidate Pioneer Disciplined Value Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Disciplined Value Fund Shareholders”), the Fundamental Value Fund Shares received by Pioneer Disciplined Value Fund pursuant to Paragraph 1.1 hereof. Each Disciplined Value Fund Shareholder shall receive the number of full and fractional Fundamental Value Fund Shares of the class corresponding to the class of shares of beneficial interest in Pioneer Disciplined Value Fund (the “Disciplined Value Fund Shares”) held by such Disciplined Value Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Disciplined Value Fund Shares held of record by such Disciplined Value Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by Pioneer Series Trust V instructing Pioneer Series Trust III to transfer the Fundamental Value Fund Shares then credited to the account of Pioneer Disciplined Value Fund on the books of Pioneer Fundamental Value Fund to open accounts on the share records of Pioneer Fundamental Value Fund established and maintained by Pioneer Fundamental Value Fund’s transfer agent in the names of the Disciplined Value Fund Shareholders and representing the respective pro rata number of the Fundamental Value Fund Shares due the Disciplined Value Fund Shareholders. Pioneer Series Trust V shall promptly provide Pioneer Series Trust III with evidence of such liquidation and distribution. All issued and outstanding Disciplined Value Fund Shares will simultaneously be cancelled on the books of Pioneer Disciplined Value Fund, and Pioneer Disciplined Value Fund will be dissolved. Pioneer Fundamental Value Fund shall not issue certificates representing the Fundamental Value Fund Shares in connection with such exchange.

     1.5 Ownership of Fundamental Value Fund Shares will be shown on the books of Pioneer Fundamental Value Fund’s transfer agent. Any certificates representing ownership of Disciplined Value Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Disciplined Value Fund Shares.

     1.6 Any transfer taxes payable upon issuance of Fundamental Value Fund Shares in a name other than the registered holder of the Disciplined Value Fund Shares on the books of Pioneer Disciplined Value Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Fundamental Value Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of Pioneer Series Trust V with respect to Pioneer Disciplined Value Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Pioneer Disciplined Value Fund.

2.	VALUATION

     2.1 The NAV per share of each class of the Fundamental Value Fund Shares and the NAV per share of each class of Pioneer Disciplined Value Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). Pioneer shall compute the NAV per Fundamental Value Fund Share in the manner set forth in Pioneer Series Trust III’s Agreement and Declaration of Trust (the “Declaration”), or By-Laws, and Pioneer Series Trust III’s then-current prospectus and statement of additional information. Pioneer shall compute the NAV per share of Pioneer Disciplined Value Fund in the manner set forth in Pioneer Series Trust V’s Agreement and Declaration of Trust, or ByLaws, and Pioneer Disciplined Value Fund’s then-current prospectus and statement of additional information. Pioneer shall confirm to Pioneer Fundamental Value Fund the NAV of Pioneer Disciplined Value Fund.

     2.2 The number of shares of each class of Fundamental Value Fund Shares to be issued (including fractional shares, if any) in exchange for the Disciplined Value Fund Assets and the assumption of the Assumed Liabilities shall be determined by Pioneer by dividing the NAV of Pioneer Disciplined Value Fund attributable to each class of Pioneer Disciplined Value Fund’s shares, as determined in accordance with Paragraph 2.1, by the NAV of a Fundamental Value Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1.

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     2.3 Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund shall cause Pioneer to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by Pioneer or its agents in accordance with its regular practice as pricing agent for Pioneer Fundamental Value Fund and Pioneer Disciplined Value Fund.

3.	CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be May 17, 2013, or such other earlier or later date as the parties may agree. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise agreed by the parties. The Closing shall be held at the offices of Bingham McCutchen LLP, One Federal Street, Boston, Massachusetts, or at such other place as the parties may agree.

     3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the “Disciplined Value Fund Custodian”) as record holder for Pioneer Disciplined Value Fund shall be presented by Pioneer Disciplined Value Fund to Brown Brothers Harriman & Co. (the “Fundamental Value Fund Custodian”) for examination no later than three (3) business days preceding the Closing Date. Such portfolio securities shall be delivered by Pioneer Disciplined Value Fund to the Fundamental Value Fund Custodian for the account of Pioneer Fundamental Value Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Disciplined Value Fund Custodian in book-entry form on behalf of Pioneer Disciplined Value Fund shall be delivered by the Disciplined Value Fund Custodian through the Depository Trust Company to the Fundamental Value Fund Custodian and by the Fundamental Value Fund Custodian recording the beneficial ownership thereof by Pioneer Fundamental Value Fund on the Fundamental Value Fund Custodian’s records. Any cash shall be delivered by the Disciplined Value Fund Custodian transmitting immediately available funds by wire transfer to the Fundamental Value Fund Custodian the cash balances maintained by the Disciplined Value Fund Custodian and the Fundamental Value Fund Custodian crediting such amount to the account of Pioneer Fundamental Value Fund.

     3.3 The Fundamental Value Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Disciplined Value Fund Assets have been delivered in proper form to Pioneer Fundamental Value Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Disciplined Value Fund Assets.

     3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Fundamental Value Fund Shares or Pioneer Disciplined Value Fund pursuant to Paragraph 2.1 is impracticable (in the judgment of the Board of Pioneer Series Trust III with respect to Pioneer Fundamental Value Fund and the Board of Pioneer Series Trust V with respect to Pioneer Disciplined Value Fund), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each party.

     3.5 Pioneer Disciplined Value Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding statuses and certificates of the Disciplined Value Fund Shareholders and the number and percentage ownership of outstanding Disciplined Value Fund Shares owned by each Disciplined Value Fund Shareholder as of the Valuation Time, certified by the President or Vice President or a Secretary or Assistant Secretary of Pioneer Series Trust V and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Disciplined Value Fund Shareholders, (b) provided by the Disciplined Value Fund Custodian, or (c) derived from Pioneer Series Trust V’s records by such officers or one of Pioneer Series Trust V’s service providers. Pioneer Fundamental Value Fund shall issue and deliver to Pioneer Disciplined Value Fund a confirmation evidencing the Fundamental Value Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to Pioneer Disciplined Value Fund that such Fundamental Value Fund Shares have been credited to Pioneer Disciplined Value Fund’s account on the books of Pioneer Fundamental Value Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 of this Agreement, Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, represents, warrants and covenants to Pioneer Fundamental Value Fund as follows:

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           (a) Pioneer Disciplined Value Fund is a series of Pioneer Series Trust V. Pioneer Series Trust V is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Disciplined Value Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Disciplined Value Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Series Trust V is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) Pioneer Series Trust V is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement on behalf of Pioneer Disciplined Value Fund will not result in a material violation of, any provision of Pioneer Series Trust V’s Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Disciplined Value Fund to which Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, is a party or by which Pioneer Disciplined Value Fund or any of its assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Disciplined Value Fund or any of Pioneer Disciplined Value Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Disciplined Value Fund’s business. Pioneer Disciplined Value Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Disciplined Value Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon Pioneer Fundamental Value Fund as the successor to Pioneer Disciplined Value Fund;

          (e) All material contracts or other commitments of Pioneer Disciplined Value Fund (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) will terminate at or prior to the Closing Date and no such termination will result in liability to Pioneer Disciplined Value Fund (or Pioneer Fundamental Value Fund);

          (f) The Statement of Assets and Liabilities of Pioneer Disciplined Value Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended August 31, 2012, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Disciplined Value Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Disciplined Value Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of Pioneer Disciplined Value Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, Pioneer Disciplined Value Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of Pioneer Disciplined Value Fund has been disclosed or is required to be disclosed in Pioneer Disciplined Value Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of Pioneer Series Trust V to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists with respect to Pioneer Disciplined Value Fund that will be required to be disclosed in Pioneer Disciplined Value Fund’s Form N-CSR after the Closing Date;

          (g) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Disciplined Value Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Disciplined Value Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Disciplined Value Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Disciplined Value Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Disciplined Value Fund’s portfolio, a decline in net assets of Pioneer Disciplined Value Fund as a result of redemptions or the discharge of Pioneer Disciplined Value Fund’s liabilities shall not constitute a material adverse change;

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          (h) Pioneer Disciplined Value Fund is a separate series of Pioneer Series Trust V treated as a separate corporation from each other series of Pioneer Series Trust V under Section 851(g) of the Code. For each taxable year of its existence, including the taxable year ending on the Closing Date, Pioneer Disciplined Value Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied or will satisfy all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been or will be eligible to compute its federal income tax under Section 852 of the Code.

           (i) All issued and outstanding Disciplined Value Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by Pioneer Disciplined Value Fund. All of the issued and outstanding Disciplined Value Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to Pioneer Fundamental Value Fund pursuant to Paragraph 3.5 hereof. Pioneer Disciplined Value Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Disciplined Value Fund Shares, nor is there outstanding any security convertible into any Disciplined Value Fund Shares;

          (j) At the Closing Date, Pioneer Disciplined Value Fund will have good and marketable title to the Disciplined Value Fund Assets, and full right, power and authority to sell, assign, transfer and deliver the Disciplined Value Fund Assets to Pioneer Fundamental Value Fund, and, upon delivery and payment for the Disciplined Value Fund Assets, Pioneer Fundamental Value Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

          (k) Pioneer Series Trust V has the trust power and authority, on behalf of Pioneer Disciplined Value Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Series Trust V’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, this Agreement will constitute a valid and binding obligation of Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (l) The information to be furnished by Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, to Pioneer Fundamental Value Fund for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of Pioneer Disciplined Value Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Series Trust V or Pioneer Disciplined Value Fund, except such as may be required under the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (n) The provisions of Pioneer Series Trust V’s Declaration, Pioneer Series Trust V’s By-Laws and Delaware law do not require the shareholders of Pioneer Disciplined Value Fund to approve this Agreement or the transactions contemplated herein in order for Pioneer Series Trust V or Pioneer Disciplined Value Fund to consummate the transactions contemplated herein;

          (o) All of the issued and outstanding Disciplined Value Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to Pioneer Fundamental Value Fund;

          (p) The current prospectus and statement of additional information of Pioneer Disciplined Value Fund and any amendments or supplements thereto did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

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          (q) Pioneer Disciplined Value Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Disciplined Value Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Series Trust V with respect to Pioneer Disciplined Value Fund. All advertising and sales material currently used by Pioneer Disciplined Value Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Disciplined Value Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) Neither Pioneer Disciplined Value Fund nor, to the knowledge of Pioneer Disciplined Value Fund, any “affiliated person” of Pioneer Disciplined Value Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Disciplined Value Fund, has any affiliated person of Pioneer Disciplined Value Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (s) The tax representation certificate to be delivered by Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, to Bingham McCutchen LLP at the Closing pursuant to Paragraph 7.4 (the “Disciplined Value Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 Except as set forth on Schedule 4.2 of this Agreement, Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, represents, warrants and covenants to Pioneer Disciplined Value Fund, as follows:

          (a) Pioneer Fundamental Value Fund is a series of Pioneer Series Trust III. Pioneer Series Trust III is a statutory trust validly existing and in good standing under the laws of the State of Delaware. Pioneer Series Trust III has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Fundamental Value Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Fundamental Value Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Series Trust III is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The current prospectus and statement of additional information of Pioneer Fundamental Value Fund and any amendment or supplement thereto, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission promulgated thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (d) Pioneer Series Trust III’s registration statement on Form N-1A with respect to Pioneer Fundamental Value Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of Pioneer Fundamental Value Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

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          (e) Pioneer Series Trust III is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement on behalf of Pioneer Fundamental Value Fund will not result in a material violation of, any provisions of the Declaration or By-Laws of Pioneer Series Trust III or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Fundamental Value Fund to which Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, is a party or by which Pioneer Fundamental Value Fund or any of its assets is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Fundamental Value Fund or any of Pioneer Fundamental Value Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Fundamental Value Fund’s business. Neither Pioneer Series Trust III nor Pioneer Fundamental Value Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Fundamental Value Fund’s business or its ability to consummate the transactions contemplated herein;

          (g) The Statement of Assets and Liabilities of Pioneer Fundamental Value Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended June 30, 2012 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Fundamental Value Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Fundamental Value Fund as of the date thereof are disclosed therein;

          (h) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Fundamental Value Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the period ended December 31, 2012, there has not been any material adverse change in Pioneer Fundamental Value Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Fundamental Value Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Fundamental Value Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Fundamental Value Fund’s portfolio, a decline in net assets of Pioneer Fundamental Value Fund as a result of redemptions or the discharge of Pioneer Fundamental Value Fund’s liabilities shall not constitute a material adverse change;

          (i) Pioneer Fundamental Value Fund is the sole series of Pioneer Series Trust III. For each taxable year of its existence, Pioneer Series Trust III has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been eligible to compute its federal income tax under Section 852 of the Code. Pioneer Series Trust III expects to satisfy such requirements and be so eligible for its taxable year that includes the Closing Date;

          (j) The authorized capital of Pioneer Fundamental Value Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, Pioneer Fundamental Value Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Fundamental Value Fund Shares to be issued and delivered to Pioneer Disciplined Value Fund for the account of the Disciplined Value Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. Pioneer Fundamental Value Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Fundamental Value Fund Shares, nor is there outstanding any security convertible into any Fundamental Value Fund Shares;

          (k) All issued and outstanding Fundamental Value Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

          (l) Pioneer Series Trust III has the trust power and authority, on behalf of Pioneer Fundamental Value Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Series Trust III’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, this Agreement will constitute a valid and binding obligation of Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

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          (m) The information to be furnished in writing by Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Series Trust III or Pioneer Fundamental Value Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (o) Pioneer Fundamental Value Fund currently complies in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Fundamental Value Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Series Trust III with respect to Pioneer Fundamental Value Fund. All advertising and sales material currently used by Pioneer Fundamental Value Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Fundamental Value Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (p) Neither Pioneer Fundamental Value Fund nor, to the knowledge of Pioneer Fundamental Value Fund, any “affiliated person” of Pioneer Fundamental Value Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Fundamental Value Fund, has any affiliated person of Pioneer Fundamental Value Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (q) The tax representation certificate to be delivered by Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, to Bingham McCutchen LLP at the Closing pursuant to Paragraph 6.3 (the “Fundamental Value Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.       COVENANTS OF THE FUNDS

     Pioneer Disciplined Value Fund and Pioneer Fundamental Value Fund, respectively, hereby further covenant as follows:

     5.1 Pioneer Disciplined Value Fund covenants that the Fundamental Value Fund Shares to be issued hereunder are not being acquired by Pioneer Disciplined Value Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement;

     5.2 Pioneer Disciplined Value Fund will assist Pioneer Fundamental Value Fund in obtaining such information as Pioneer Fundamental Value Fund reasonably requires concerning the beneficial ownership of the Disciplined Value Fund Shares.

     5.3 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement;

     5.4 Pioneer Disciplined Value Fund shall furnish to Pioneer Fundamental Value Fund on the Closing Date a statement of assets and liabilities of Pioneer Disciplined Value Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of Pioneer Disciplined Value Fund as of the Valuation Time, which statement shall be

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prepared in accordance with GAAP consistently applied and certified by Pioneer Series Trust V’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, shall furnish to Pioneer Fundamental Value Fund, in such form as is reasonably satisfactory to Pioneer Fundamental Value Fund, a statement of the earnings and profits of Pioneer Disciplined Value Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Pioneer Fundamental Value Fund under the Code, and which statement will be certified by the Treasurer of Pioneer Series Trust V; and

     5.5 Neither Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to Pioneer Disciplined Value Fund or Pioneer Series Trust V, in the Disciplined Value Fund Tax Representation Certificate and, with respect to Pioneer Fundamental Value Fund or Pioneer Series Trust III, in the Fundamental Value Fund Tax Representation Certificate. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER DISCIPLINED VALUE FUND

     The obligations of Pioneer Disciplined Value Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Fundamental Value Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by Pioneer Disciplined Value Fund in writing:

     6.1 All representations and warranties by Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 Pioneer Series Trust III shall have delivered to Pioneer Series Trust V on the Closing Date a certificate of Pioneer Series Trust III, on behalf of Pioneer Fundamental Value Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Pioneer Series Trust V and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Series Trust III made in this Agreement on behalf of Pioneer Fundamental Value Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 has been met, and as to such other matters as Pioneer Series Trust V shall reasonably request;

     6.3 Pioneer Series Trust III, on its own behalf and on behalf of Pioneer Fundamental Value Fund, shall have delivered to Bingham McCutchen LLP a Fundamental Value Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Series Trust III and Pioneer Series Trust V, concerning certain tax-related matters; and

     6.4 With respect to Pioneer Fundamental Value Fund, the Board of Trustees of Pioneer Series Trust III shall have determined that the Reorganization is in the best interests of Pioneer Fundamental Value Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER FUNDAMENTAL VALUE FUND

     The obligations of Pioneer Fundamental Value Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Disciplined Value Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by Pioneer Fundamental Value Fund in writing:

     7.1 All representations and warranties of Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 Pioneer Series Trust V shall have delivered to Pioneer Fundamental Value Fund the Statement of Assets and Liabilities of Pioneer Disciplined Value Fund pursuant to Paragraph 5.4, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by Pioneer Series Trust V’s Treasurer or Assistant Treasurer;

     7.3 Pioneer Series Trust V shall have delivered to Pioneer Series Trust III on the Closing Date a certificate of Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to Pioneer Series Trust III and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Series Trust V made in this Agreement on behalf of Pioneer Disciplined Value

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Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 has been met, and as to such other matters as Pioneer Series Trust III shall reasonably request;

     7.4 Pioneer Series Trust V, on its own behalf and on behalf of Pioneer Disciplined Value Fund, shall have delivered to Bingham McCutchen LLP a Disciplined Value Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Series Trust III and Pioneer Series Trust V, concerning certain tax-related matters; and

     7.5 With respect to Pioneer Disciplined Value Fund, the Board of Trustees of Pioneer Series Trust V shall have determined that the Reorganization is in the best interests of Pioneer Disciplined Value Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.        FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.3 The registration statement on Form N-14 filed in connection with this Agreement shall have become effective under the Securities Act and no stop order suspending the effectiveness of the registration statement shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     8.4 The parties shall have received an opinion of Bingham McCutchen LLP, satisfactory to Pioneer Series Trust V and Pioneer Series Trust III and subject to customary assumptions and qualifications, substantially to the effect that, based upon certain facts, assumptions and representations, and upon certifications contained in the Fundamental Value Fund Tax Representation Certificate and the Disciplined Value Fund Tax Representation Certificate, for federal income tax purposes (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of Pioneer Disciplined Value Fund and Pioneer Series Trust III will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Pioneer Disciplined Value Fund on the transfer of the Disciplined Value Fund Assets to Pioneer Series Trust III solely in exchange for the Fundamental Value Fund Shares and the assumption by Pioneer Series Trust III of the Assumed Liabilities, or upon the distribution of the Fundamental Value Fund Shares to the shareholders of Pioneer Disciplined Value Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, or (C) any other gain that may be required to be recognized as a result of the closing of Pioneer Disciplined Value Fund’s taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (iii) the tax basis in the hands of Pioneer Series Trust III of each Disciplined Value Fund Asset will be the same as the tax basis of such Disciplined Value Fund Asset in the hands of Pioneer Disciplined Value Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by Pioneer Disciplined Value Fund on the transfer; (iv) the holding period of each Disciplined Value Fund Asset in the hands of Pioneer Series Trust III, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Disciplined Value Fund Asset was held by Pioneer Disciplined Value Fund; (v) no gain or loss will be recognized by Pioneer Series Trust III upon its receipt of the Disciplined Value Fund Assets solely in exchange for Fundamental Value Fund Shares and the assumption of the Assumed Liabilities; (vi) no gain or loss will be recognized by the Disciplined Value Fund Shareholders upon the exchange of all of their Disciplined Value Fund Shares for Fundamental Value Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Fundamental Value Fund Shares that each Disciplined Value Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Disciplined Value Fund Shares exchanged therefor; (viii) each Disciplined Value Fund Shareholder’s holding period for the Fundamental Value Fund Shares received in the Reorganization will include the period for which such shareholder held the Disciplined Value Fund Shares

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exchanged therefor, provided that the Disciplined Value Fund Shareholder held such Disciplined Value Fund Shares as capital assets on the date of exchange. Notwithstanding anything in this Agreement to the contrary, neither Pioneer Disciplined Value Fund nor Pioneer Series Trust III may waive the condition set forth in this paragraph 8.4.

     8.5 Pioneer Series Trust V, on behalf of Pioneer Disciplined Value Fund, shall have distributed to the Disciplined Value Fund Shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of Pioneer Disciplined Value Fund’s investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.        BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed by Pioneer that it will pay 75% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Pioneer Fundamental Value Fund agrees to pay 25% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 Pioneer Series Trust III and Pioneer Series Trust V each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The covenants to be performed after the Closing by both Pioneer Series Trust III and Pioneer Series Trust V shall survive the Closing. The representations and warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.     TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of Pioneer Series Trust III and Pioneer Series Trust V. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

     (a) by resolution of Pioneer Series Trust III’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Fundamental Value Fund’s shareholders; or

     (b) by resolution of Pioneer Series Trust V’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Disciplined Value Fund’s shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of Pioneer Series Trust III, Pioneer Fundamental Value Fund, Pioneer Series Trust V or Pioneer Disciplined Value Fund, or the trustees or officers of Pioneer Series Trust V or Pioneer Series Trust III, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.      AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Pioneer Series Trust V and Pioneer Series Trust III; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

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13.      NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Pioneer Series Trust V and Pioneer Series Trust III at 60 State Street, Boston, Massachusetts 02109.

14.     HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

* * * * *

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     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	PIONEER SERIES TRUST V, on behalf of its series, PIONEER DISCIPLINED VALUE FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	PIONEER SERIES TRUST III, on behalf of its series, PIONEER FUNDAMENTAL VALUE FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	Solely for purposes of paragraph 9.2 of the Agreement: Pioneer Investment Management, Inc.

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

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SCHEDULE 4.1

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SCHEDULE 4.2

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This page for your notes.

EXHIBIT C — FORM OF AGREEMENT AND PLAN OF REORGANIZATION

PIONEER DISCIPLINED GROWTH FUND — PIONEER INDEPENDENCE FUND

     This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [ ] day of [ ], by and between Pioneer Independence Fund, a Delaware statutory trust, on behalf of its series, Pioneer Independence Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Series Trust V, a Delaware statutory trust, on behalf of its series, Pioneer Disciplined Growth Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and, solely for purposes of paragraph 9.2 hereof, Pioneer Investment Management, Inc. (“Pioneer”). Pioneer Independence Fund and Pioneer Disciplined Growth Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

     This Agreement is intended to constitute a plan of a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of Pioneer Disciplined Growth Fund to Pioneer Independence Fund solely in exchange for (A) the issuance of Class A, Class C and Class Y shares of beneficial interest of Pioneer Independence Fund (collectively, the “Independence Fund Shares” and each, an “Independence Fund Share”) to Pioneer Disciplined Growth Fund, and (B) the assumption by Pioneer Independence Fund of all of the liabilities of Pioneer Disciplined Growth Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by Pioneer Disciplined Growth Fund, on or promptly after the Closing Date as provided herein, of the Independence Fund Shares to the shareholders of Pioneer Disciplined Growth Fund in complete liquidation of Pioneer Disciplined Growth Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

     WHEREAS, Pioneer Independence Fund and Pioneer Series Trust V are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, Pioneer Independence Fund is authorized to issue shares of beneficial interest.

     WHEREAS, the Board of Trustees of each of Pioneer Independence Fund and Pioneer Series Trust V have determined that the Reorganization is in the best interests of Pioneer Independence Fund shareholders and Pioneer Disciplined Growth Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.   TRANSFER OF ASSETS OF PIONEER DISCIPLINED GROWTH FUND IN EXCHANGE FOR SHARES OF PIONEER INDEPENDENCE
      FUND AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF PIONEER DISCIPLINED
      GROWTH FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Pioneer Disciplined Growth Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Disciplined Growth Fund Assets”) to Pioneer Independence Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Disciplined Growth Fund Assets) and Pioneer Independence Fund agrees in exchange therefor: (i) to issue to Pioneer Disciplined Growth Fund the number of Independence Fund Shares, including fractional Independence Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of Pioneer Disciplined Growth Fund attributable to the corresponding class of Pioneer Disciplined Growth Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all of the liabilities and obligations of Pioneer Disciplined Growth Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the “Assumed Liabilities”). Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2 (a) The Disciplined Growth Fund Assets shall consist of all of Pioneer Disciplined Growth Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of Pioneer Disciplined Growth Fund or Pioneer Series Trust V in respect of Pioneer Disciplined Growth Fund, all other intangible property owned by Pioneer Disciplined Growth Fund, originals or copies of all books and records of Pioneer Disciplined Growth Fund, and all other assets of Pioneer Disciplined Growth Fund on the Closing Date. Pioneer Independence Fund shall also be entitled to receive copies of all records that Pioneer Disciplined Growth Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) promulgated thereunder to the extent such records pertain to Pioneer Disciplined Growth Fund.

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          (b) Pioneer Disciplined Growth Fund has provided Pioneer Independence Fund with a list of all of Pioneer Disciplined Growth Fund’s securities and other assets as of the date of execution of this Agreement, and Pioneer Independence Fund has provided Pioneer Disciplined Growth Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to Pioneer Independence Fund. Pioneer Disciplined Growth Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of Pioneer Disciplined Growth Fund contained herein or in the Disciplined Growth Fund Tax Representation Certificate (as defined below) and made in connection with the issuance of the tax opinion provided for in Paragraph 8.4 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, Pioneer Independence Fund.

     1.3 Pioneer Disciplined Growth Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), Pioneer Series Trust V shall liquidate Pioneer Disciplined Growth Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Disciplined Growth Fund Shareholders”), the Independence Fund Shares received by Pioneer Disciplined Growth Fund pursuant to Paragraph 1.1 hereof. Each Disciplined Growth Fund Shareholder shall receive the number of full and fractional Independence Fund Shares of the class corresponding to the class of shares of beneficial interest in Pioneer Disciplined Growth Fund (the “Disciplined Growth Fund Shares”) held by such Disciplined Growth Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Disciplined Growth Fund Shares held of record by such Disciplined Growth Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by Pioneer Series Trust V instructing Pioneer Independence Fund on behalf of its series to transfer the Independence Fund Shares then credited to the account of Pioneer Disciplined Growth Fund on the books of Pioneer Independence Fund to open accounts on the share records of Pioneer Independence Fund established and maintained by Pioneer Independence Fund’s transfer agent in the names of the Disciplined Growth Fund Shareholders and representing the respective pro rata number of the Independence Fund Shares due the Disciplined Growth Fund Shareholders. Pioneer Series Trust V shall promptly provide Pioneer Independence Fund on behalf of its series with evidence of such liquidation and distribution. All issued and outstanding Disciplined Growth Fund Shares will simultaneously be cancelled on the books of Pioneer Disciplined Growth Fund, and Pioneer Disciplined Growth Fund will be dissolved. Pioneer Independence Fund shall not issue certificates representing the Independence Fund Shares in connection with such exchange.

     1.5 Ownership of Independence Fund Shares will be shown on the books of Pioneer Independence Fund’s transfer agent. Any certificates representing ownership of Disciplined Growth Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Disciplined Growth Fund Shares.

     1.6 Any transfer taxes payable upon issuance of Independence Fund Shares in a name other than the registered holder of the Disciplined Growth Fund Shares on the books of Pioneer Disciplined Growth Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Independence Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of Pioneer Series Trust V with respect to Pioneer Disciplined Growth Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Pioneer Disciplined Growth Fund.

2.	VALUATION

     2.1 The NAV per share of each class of the Independence Fund Shares and the NAV per share of each class of Pioneer Disciplined Growth Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). Pioneer shall compute the NAV per Independence Fund Share in the manner set forth in Pioneer Independence Fund’s Agreement and Declaration of Trust (the “Declaration”), or ByLaws, and Pioneer Independence Fund’s then-current prospectus and statement of additional information. Pioneer shall compute the NAV per share of Pioneer Disciplined Growth Fund in the manner set forth in Pioneer Series Trust V’s Agreement and Declaration of Trust, or By-Laws, and Pioneer Disciplined Growth Fund’s then-current prospectus and statement of additional information. Pioneer shall confirm to Pioneer Independence Fund the NAV of Pioneer Disciplined Growth Fund.

     2.2 The number of shares of each class of Independence Fund Shares to be issued (including fractional shares, if any) in exchange for the Disciplined Growth Fund Assets and the assumption of the Assumed Liabilities shall be determined by Pioneer by dividing the NAV of Pioneer Disciplined Growth Fund attributable to each class of Pioneer Disciplined Growth Fund’s shares, as determined in accordance with Paragraph 2.1, by the NAV of an Independence Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1.

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     2.3 Pioneer Independence Fund and Pioneer Disciplined Growth Fund shall cause Pioneer to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by Pioneer or its agents in accordance with its regular practice as pricing agent for Pioneer Independence Fund and Pioneer Disciplined Growth Fund.

3.	CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be May 17, 2013, or such other earlier or later date as the parties may agree. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise agreed by the parties. The Closing shall be held at the offices of Bingham McCutchen LLP, One Federal Street, Boston, Massachusetts, or at such other place as the parties may agree.

     3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the “Disciplined Growth Fund Custodian”) as record holder for Pioneer Disciplined Growth Fund shall be presented by Pioneer Disciplined Growth Fund to Brown Brothers Harriman & Co. (the “Independence Fund Custodian”) for examination no later than three (3) business days preceding the Closing Date. Such portfolio securities shall be delivered by Pioneer Disciplined Growth Fund to the Independence Fund Custodian for the account of Pioneer Independence Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Disciplined Growth Fund Custodian in book-entry form on behalf of Pioneer Disciplined Growth Fund shall be delivered by the Disciplined Growth Fund Custodian through the Depository Trust Company to the Independence Fund Custodian and by the Independence Fund Custodian recording the beneficial ownership thereof by Pioneer Independence Fund on the Independence Fund Custodian’s records. Any cash shall be delivered by the Disciplined Growth Fund Custodian transmitting immediately available funds by wire transfer to the Independence Fund Custodian the cash balances maintained by the Disciplined Growth Fund Custodian and the Independence Fund Custodian crediting such amount to the account of Pioneer Independence Fund.

     3.3 The Independence Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Disciplined Growth Fund Assets have been delivered in proper form to Pioneer Independence Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Disciplined Growth Fund Assets.

     3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Independence Fund Shares or Pioneer Disciplined Growth Fund pursuant to Paragraph 2.1 is impracticable (in the judgment of the Board of Pioneer Independence Fund with respect to its series Pioneer Independence Fund and the Board of Pioneer Series Trust V with respect to Pioneer Disciplined Growth Fund), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each party.

     3.5 Pioneer Disciplined Growth Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding statuses and certificates of the Disciplined Growth Fund Shareholders and the number and percentage ownership of outstanding Disciplined Growth Fund Shares owned by each Disciplined Growth Fund Shareholder as of the Valuation Time, certified by the President or Vice President or a Secretary or Assistant Secretary of Pioneer Series Trust V and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Disciplined Growth Fund Shareholders, (b) provided by the Disciplined Growth Fund Custodian, or (c) derived from Pioneer Series Trust V’s records by such officers or one of Pioneer Series Trust V’s service providers. Pioneer Independence Fund shall issue and deliver to Pioneer Disciplined Growth Fund a confirmation evidencing the Independence Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to Pioneer Disciplined Growth Fund that such Independence Fund Shares have been credited to Pioneer Disciplined Growth Fund’s account on the books of Pioneer Independence Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 of this Agreement, Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, represents, warrants and covenants to Pioneer Independence Fund as follows:

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          (a) Pioneer Disciplined Growth Fund is a series of Pioneer Series Trust V. Pioneer Series Trust V is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Disciplined Growth Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Disciplined Growth Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Series Trust V is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) Pioneer Series Trust V is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement on behalf of Pioneer Disciplined Growth Fund will not result in a material violation of, any provision of Pioneer Series Trust V’s Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Disciplined Growth Fund to which Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, is a party or by which Pioneer Disciplined Growth Fund or any of its assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Disciplined Growth Fund or any of Pioneer Disciplined Growth Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Disciplined Growth Fund’s business. Pioneer Disciplined Growth Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Disciplined Growth Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon Pioneer Independence Fund as the successor to Pioneer Disciplined Growth Fund;

          (e) All material contracts or other commitments of Pioneer Disciplined Growth Fund (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) will terminate at or prior to the Closing Date and no such termination will result in liability to Pioneer Disciplined Growth Fund (or Pioneer Independence Fund);

          (f) The Statement of Assets and Liabilities of Pioneer Disciplined Growth Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended August 31, 2012, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Disciplined Growth Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Disciplined Growth Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of Pioneer Disciplined Growth Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, Pioneer Disciplined Growth Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of Pioneer Disciplined Growth Fund has been disclosed or is required to be disclosed in Pioneer Disciplined Growth Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of Pioneer Series Trust V to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists with respect to Pioneer Disciplined Growth Fund that will be required to be disclosed in Pioneer Disciplined Growth Fund’s Form N-CSR after the Closing Date;

           (g) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Disciplined Growth Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Disciplined Growth Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Disciplined Growth Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Disciplined Growth Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Disciplined Growth Fund’s portfolio, a decline in net assets of Pioneer Disciplined Growth Fund as a result of redemptions or the discharge of Pioneer Disciplined Growth Fund’s liabilities shall not constitute a material adverse change;

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          (h) Pioneer Disciplined Growth Fund is a separate series of Pioneer Series Trust V treated as a separate corporation from each other series of Pioneer Series Trust V under Section 851(g) of the Code. For each taxable year of its existence, including the taxable year ending on the Closing Date, Pioneer Disciplined Growth Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied or will satisfy all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been or will be eligible to compute its federal income tax under Section 852 of the Code.

          (i) All issued and outstanding Disciplined Growth Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by Pioneer Disciplined Growth Fund. All of the issued and outstanding Disciplined Growth Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to Pioneer Independence Fund pursuant to Paragraph 3.5 hereof. Pioneer Disciplined Growth Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Disciplined Growth Fund Shares, nor is there outstanding any security convertible into any Disciplined Growth Fund Shares;

          (j) At the Closing Date, Pioneer Disciplined Growth Fund will have good and marketable title to the Disciplined Growth Fund Assets, and full right, power and authority to sell, assign, transfer and deliver the Disciplined Growth Fund Assets to Pioneer Independence Fund, and, upon delivery and payment for the Disciplined Growth Fund Assets, Pioneer Independence Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

          (k) Pioneer Series Trust V has the trust power and authority, on behalf of Pioneer Disciplined Growth Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Series Trust V’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, this Agreement will constitute a valid and binding obligation of Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (l) The information to be furnished by Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, to Pioneer Independence Fund for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of Pioneer Disciplined Growth Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Series Trust V or Pioneer Disciplined Growth Fund, except such as may be required under the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (n) The provisions of Pioneer Series Trust V’s Declaration, Pioneer Series Trust V’s By-Laws and Delaware law do not require the shareholders of Pioneer Disciplined Growth Fund to approve this Agreement or the transactions contemplated herein in order for Pioneer Series Trust V or Pioneer Disciplined Growth Fund to consummate the transactions contemplated herein;

          (o) All of the issued and outstanding Disciplined Growth Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to Pioneer Independence Fund;

          (p) The current prospectus and statement of additional information of Pioneer Disciplined Growth Fund and any amendments or supplements thereto did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

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          (q) Pioneer Disciplined Growth Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Disciplined Growth Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Series Trust V with respect to Pioneer Disciplined Growth Fund. All advertising and sales material currently used by Pioneer Disciplined Growth Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Disciplined Growth Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) Neither Pioneer Disciplined Growth Fund nor, to the knowledge of Pioneer Disciplined Growth Fund, any “affiliated person” of Pioneer Disciplined Growth Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Disciplined Growth Fund, has any affiliated person of Pioneer Disciplined Growth Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (s) The tax representation certificate to be delivered by Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, to Bingham McCutchen LLP at the Closing pursuant to Paragraph 7.4 (the “Disciplined Growth Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 Except as set forth on Schedule 4.2 of this Agreement, Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, represents, warrants and covenants to Pioneer Disciplined Growth Fund, as follows:

          (a) Pioneer Independence Fund is a series of Pioneer Independence Fund. Pioneer Independence Fund is a statutory trust validly existing and in good standing under the laws of the State of Delaware. Pioneer Independence Fund has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Independence Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Independence Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Independence Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The current prospectus and statement of additional information of Pioneer Independence Fund and any amendment or supplement thereto, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission promulgated thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (d) Pioneer Independence Fund’s registration statement on Form N-1A with respect to its series Pioneer Independence Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of Pioneer Independence Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

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          (e) Pioneer Independence Fund is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement on behalf of its series Pioneer Independence Fund will not result in a material violation of, any provisions of the Declaration or By-Laws of Pioneer Independence Fund or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Independence Fund to which Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, is a party or by which Pioneer Independence Fund or any of its assets is bound;

          (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Independence Fund or any of Pioneer Independence Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Independence Fund’s business. Pioneer Independence Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Independence Fund’s business or its ability to consummate the transactions contemplated herein;

          (g) The Statement of Assets and Liabilities of Pioneer Independence Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended December 31, 2012 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Independence Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Independence Fund as of the date thereof are disclosed therein;

          (h) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Independence Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Independence Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Independence Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Independence Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Independence Fund’s portfolio, a decline in net assets of Pioneer Independence Fund as a result of redemptions or the discharge of Pioneer Independence Fund’s liabilities shall not constitute a material adverse change;

          (i) Pioneer Independence Fund is the sole series of Pioneer Independence Fund. For each taxable year of its existence, Pioneer Independence Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been eligible to compute its federal income tax under Section 852 of the Code. Pioneer Independence Fund expects to satisfy such requirements and be so eligible for its taxable year that includes the Closing Date;

          (j) The authorized capital of Pioneer Independence Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, Pioneer Independence Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Independence Fund Shares to be issued and delivered to Pioneer Disciplined Growth Fund for the account of the Disciplined Growth Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. Pioneer Independence Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Independence Fund Shares, nor is there outstanding any security convertible into any Independence Fund Shares;

          (k) All issued and outstanding Independence Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

          (l) Pioneer Independence Fund has the trust power and authority, on behalf of its series Pioneer Independence Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Independence Fund’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, this Agreement will constitute a valid and binding obligation of Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (m) The information to be furnished in writing by Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all

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material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Independence Fund or its series Pioneer Independence Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (o) Pioneer Independence Fund currently complies in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Independence Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Independence Fund with respect to its series Pioneer Independence Fund. All advertising and sales material currently used by Pioneer Independence Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Independence Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (p) Neither Pioneer Independence Fund nor, to the knowledge of Pioneer Independence Fund, any “affiliated person” of Pioneer Independence Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Independence Fund, has any affiliated person of Pioneer Independence Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

         (q) The tax representation certificate to be delivered by Pioneer Independence Fund to Bingham McCutchen LLP at the Closing pursuant to Paragraph 6.3 (the “Independence Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.	COVENANTS OF THE FUNDS

Pioneer Disciplined Growth Fund and Pioneer Independence Fund, respectively, hereby further covenant as follows:

     5.1 Pioneer Disciplined Growth Fund covenants that the Independence Fund Shares to be issued hereunder are not being acquired by Pioneer Disciplined Growth Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement;

     5.2 Pioneer Disciplined Growth Fund will assist Pioneer Independence Fund in obtaining such information as Pioneer Independence Fund reasonably requires concerning the beneficial ownership of the Disciplined Growth Fund Shares.

     5.3 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement;

     5.4 Pioneer Disciplined Growth Fund shall furnish to Pioneer Independence Fund on the Closing Date a statement of assets and liabilities of Pioneer Disciplined Growth Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of Pioneer Disciplined Growth Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by Pioneer Series Trust V’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, shall furnish to Pioneer Independence Fund, in such form as is reasonably satisfactory to Pioneer Independence Fund, a

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statement of the earnings and profits of Pioneer Disciplined Growth Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Pioneer Independence Fund under the Code, and which statement will be certified by the Treasurer of Pioneer Series Trust V; and

     5.5 Neither Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to Pioneer Disciplined Growth Fund or Pioneer Series Trust V, in the Disciplined Growth Fund Tax Representation Certificate and, with respect to Pioneer Independence Fund or its series Pioneer Independence Fund, in the Independence Fund Tax Representation Certificate. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER DISCIPLINED GROWTH FUND

     The obligations of Pioneer Disciplined Growth Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Independence Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by Pioneer Disciplined Growth Fund in writing:

     6.1 All representations and warranties by Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 Pioneer Independence Fund shall have delivered to Pioneer Series Trust V on the Closing Date a certificate of Pioneer Independence Fund, on behalf of its series Pioneer Independence Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Pioneer Series Trust V and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Independence Fund made in this Agreement on behalf of its series Pioneer Independence Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 has been met, and as to such other matters as Pioneer Series Trust V shall reasonably request;

     6.3 Pioneer Independence Fund shall have delivered to Bingham McCutchen LLP an Independence Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Independence Fund and Pioneer Series Trust V, concerning certain tax-related matters; and

     6.4 With respect to Pioneer Independence Fund, the Board of Trustees of Pioneer Independence Fund shall have determined that the Reorganization is in the best interests of Pioneer Independence Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER INDEPENDENCE FUND

     The obligations of Pioneer Independence Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Disciplined Growth Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by Pioneer Independence Fund in writing:

     7.1 All representations and warranties of Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 Pioneer Series Trust V shall have delivered to Pioneer Independence Fund the Statement of Assets and Liabilities of Pioneer Disciplined Growth Fund pursuant to Paragraph 5.4, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by Pioneer Series Trust V’s Treasurer or Assistant Treasurer;

     7.3 Pioneer Series Trust V shall have delivered to Pioneer Independence Fund on the Closing Date a certificate of Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to Pioneer Independence Fund and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Series Trust V made in this Agreement on behalf of Pioneer Disciplined Growth Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 has been met, and as to such other matters as Pioneer Independence Fund shall reasonably request;

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     7.4 Pioneer Series Trust V, on its own behalf and on behalf of Pioneer Disciplined Growth Fund, shall have delivered to Bingham McCutchen LLP a Disciplined Growth Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Independence Fund and Pioneer Series Trust V, concerning certain tax-related matters; and

     7.5 With respect to Pioneer Disciplined Growth Fund, the Board of Trustees of Pioneer Series Trust V shall have determined that the Reorganization is in the best interests of Pioneer Disciplined Growth Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.       FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.3 The registration statement on Form N-14 filed in connection with this Agreement shall have become effective under the Securities Act and no stop order suspending the effectiveness of the registration statement shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     8.4 The parties shall have received an opinion of Bingham McCutchen LLP, satisfactory to Pioneer Series Trust V and Pioneer Independence Fund and subject to customary assumptions and qualifications, substantially to the effect that, based upon certain facts, assumptions and representations, and upon certifications contained in the Independence Fund Tax Representation Certificate and the Disciplined Growth Fund Tax Representation Certificate, for federal income tax purposes (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of Pioneer Disciplined Growth Fund and Pioneer Independence Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Pioneer Disciplined Growth Fund on the transfer of the Disciplined Growth Fund Assets to Pioneer Independence Fund solely in exchange for the Independence Fund Shares and the assumption by Pioneer Independence Fund of the Assumed Liabilities, or upon the distribution of the Independence Fund Shares to the shareholders of Pioneer Disciplined Growth Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, or (C) any other gain that may be required to be recognized as a result of the closing of Pioneer Disciplined Growth Fund’s taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (iii) the tax basis in the hands of Pioneer Independence Fund of each Disciplined Growth Fund Asset will be the same as the tax basis of such Disciplined Growth Fund Asset in the hands of Pioneer Disciplined Growth Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by Pioneer Disciplined Growth Fund on the transfer; (iv) the holding period of each Disciplined Growth Fund Asset in the hands of Pioneer Independence Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Disciplined Growth Fund Asset was held by Pioneer Disciplined Growth Fund; (v) no gain or loss will be recognized by Pioneer Independence Fund upon its receipt of the Disciplined Growth Fund Assets solely in exchange for Independence Fund Shares and the assumption of the Assumed Liabilities; (vi) no gain or loss will be recognized by the Disciplined Growth Fund Shareholders upon the exchange of all of their Disciplined Growth Fund Shares for Independence Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Independence Fund Shares that each Disciplined Growth Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Disciplined Growth Fund Shares exchanged therefor; (viii) each Disciplined Growth Fund Shareholder’s holding period for the Independence Fund Shares received in the Reorganization will include the period for which such shareholder held the Disciplined Growth Fund Shares exchanged therefor, provided that the Disciplined Growth Fund Shareholder held such Disciplined Growth Fund Shares as capital assets on the date of exchange. Notwithstanding anything in this Agreement to the contrary, neither Pioneer Disciplined Growth Fund nor Pioneer Independence Fund may waive the condition set forth in this paragraph 8.4.

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     8.5 Pioneer Series Trust V, on behalf of Pioneer Disciplined Growth Fund, shall have distributed to the Disciplined Growth Fund Shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of Pioneer Disciplined Growth Fund’s investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.       BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed by Pioneer that it will pay 100% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 Pioneer Independence Fund and Pioneer Series Trust V each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The covenants to be performed after the Closing by both Pioneer Independence Fund and Pioneer Series Trust V shall survive the Closing. The representations and warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.     TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of Pioneer Independence Fund and Pioneer Series Trust V. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

           (a) by resolution of Pioneer Independence Fund’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Independence Fund’s shareholders; or

           (b) by resolution of Pioneer Series Trust V’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Disciplined Growth Fund’s shareholders.

     11.2 In the event of any such termination, there shall be no liability for damages on the part of Pioneer Independence Fund, its series Pioneer Independence Fund, Pioneer Series Trust V or Pioneer Disciplined Growth Fund, or the trustees or officers of Pioneer Series Trust V or Pioneer Independence Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.     AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Pioneer Series Trust V and Pioneer Independence Fund; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.     NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Pioneer Series Trust V and Pioneer Independence Fund at 60 State Street, Boston, Massachusetts 02109.

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14.     HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

* * * * *

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     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	PIONEER SERIES TRUST V, on behalf of its series, PIONEER DISCIPLINED GROWTH FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	PIONEER INDEPENDENCE FUND, on behalf of its series, PIONEER INDEPENDENCE FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	Solely for purposes of paragraph 9.2 of the Agreement: Pioneer Investment Management, Inc.

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

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SCHEDULE 4.1

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SCHEDULE 4.2

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This page for your notes.

EXHIBIT D — FORM OF AGREEMENT AND PLAN OF REORGANIZATION

PIONEER SELECT MID CAP GROWTH FUND — PIONEER GROWTH OPPORTUNITIES FUND

     This AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of the [ ] day of [ ], by and between Pioneer Series Trust II, a Delaware statutory trust, on behalf of its series, Pioneer Growth Opportunities Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and Pioneer Series Trust I, a Delaware statutory trust, on behalf of its series, Pioneer Select Mid Cap Growth Fund, with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and, solely for purposes of paragraph 9.2 hereof, Pioneer Investment Management, Inc. (“Pioneer”). Pioneer Growth Opportunities Fund and Pioneer Select Mid Cap Growth Fund are sometimes referred to collectively herein as the “Funds” and individually as a “Fund.”

     This Agreement is intended to constitute a plan of a “reorganization” as defined in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder. The reorganization (the “Reorganization”) will consist of (1) the transfer of all of the assets of Pioneer Select Mid Cap Growth Fund to Pioneer Growth Opportunities Fund solely in exchange for (A) the issuance of Class A, Class C and Class Y shares of beneficial interest of Pioneer Growth Opportunities Fund (collectively, the “Growth Opportunities Fund Shares” and each, a “Growth Opportunities Fund Share”) to Pioneer Select Mid Cap Growth Fund, and (B) the assumption by Pioneer Growth Opportunities Fund of all of the liabilities of Pioneer Select Mid Cap Growth Fund on the closing date of the Reorganization (the “Closing Date”), and (2) the distribution by Pioneer Growth Opportunities Fund, on or promptly after the Closing Date as provided herein, of the Growth Opportunities Fund Shares to the shareholders of Pioneer Select Mid Cap Growth Fund in complete liquidation of Pioneer Select Mid Cap Growth Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereby adopt this Agreement as a “plan of reorganization” within the meaning of Treasury Regulations Sections 1.368-2(g) and 1.368-3(a).

     WHEREAS, Pioneer Series Trust II and Pioneer Series Trust I are each registered investment companies classified as management companies of the open-end type.

     WHEREAS, Pioneer Growth Opportunities Fund is authorized to issue shares of beneficial interest.

     WHEREAS, the Board of Trustees of each of Pioneer Series Trust II and Pioneer Series Trust I have determined that the Reorganization is in the best interests of Pioneer Growth Opportunities Fund shareholders and Pioneer Select Mid Cap Growth Fund shareholders, respectively, and is not dilutive of the interests of those shareholders.

     NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       TRANSFER OF ASSETS OF PIONEER SELECT MID CAP GROWTH FUND IN EXCHANGE FOR SHARES OF PIONEER GROWTH
          OPPORTUNITIES FUND AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF PIONEER
          SELECT MID CAP GROWTH FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Pioneer Select Mid Cap Growth Fund will transfer all of its assets as set forth in Paragraph 1.2 (the “Select Mid Cap Growth Fund Assets”) to Pioneer Growth Opportunities Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the “Securities Act”), liens for taxes not yet due and contractual restrictions on the transfer of the Select Mid Cap Growth Fund Assets) and Pioneer Growth Opportunities Fund agrees in exchange therefor: (i) to issue to Pioneer Select Mid Cap Growth Fund the number of Growth Opportunities Fund Shares, including fractional Growth Opportunities Fund Shares, of each class with an aggregate net asset value (“NAV”) equal to the NAV of Pioneer Select Mid Cap Growth Fund attributable to the corresponding class of Pioneer Select Mid Cap Growth Fund’s shares, as determined in the manner set forth in Paragraphs 2.1 and 2.2; and (ii) to assume all of the liabilities and obligations of Pioneer Select Mid Cap Growth Fund, whether accrued or contingent, known or unknown, existing at the Closing Date (collectively, the “Assumed Liabilities”). Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).

     1.2 (a) The Select Mid Cap Growth Fund Assets shall consist of all of Pioneer Select Mid Cap Growth Fund’s property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights and choses in action of Pioneer Select Mid Cap Growth Fund or Pioneer Series Trust I in respect of Pioneer Select Mid Cap Growth Fund, all other intangible property owned by Pioneer Select Mid Cap Growth Fund, originals or copies of all books and records of Pioneer Select Mid Cap Growth Fund, and all other assets of Pioneer Select Mid Cap Growth Fund on the Closing Date. Pioneer Growth Opportunities Fund shall also be entitled to receive copies of all records that Pioneer Select Mid Cap Growth Fund is required to maintain under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules of the Securities and Exchange Commission (the “Commission”) promulgated thereunder to the extent such records pertain to Pioneer Select Mid Cap Growth Fund.

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          (b) Pioneer Select Mid Cap Growth Fund has provided Pioneer Growth Opportunities Fund with a list of all of Pioneer Select Mid Cap Growth Fund’s securities and other assets as of the date of execution of this Agreement, and Pioneer Growth Opportunities Fund has provided Pioneer Select Mid Cap Growth Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to Pioneer Growth Opportunities Fund. Pioneer Select Mid Cap Growth Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of Pioneer Select Mid Cap Growth Fund contained herein or in the Select Mid Cap Growth Fund Tax Representation Certificate (as defined below) and made in connection with the issuance of the tax opinion provided for in Paragraph 8.4 hereof) and agrees not to acquire any portfolio security that is not an eligible investment for, or that would violate an investment policy or restriction of, Pioneer Growth Opportunities Fund.

     1.3 Pioneer Select Mid Cap Growth Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

     1.4 On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), Pioneer Series Trust I shall liquidate Pioneer Select Mid Cap Growth Fund and distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date (the “Select Mid Cap Growth Fund Shareholders”), the Growth Opportunities Fund Shares received by Pioneer Select Mid Cap Growth Fund pursuant to Paragraph 1.1 hereof. Each Select Mid Cap Growth Fund Shareholder shall receive the number of full and fractional Growth Opportunities Fund Shares of the class corresponding to the class of shares of beneficial interest in Pioneer Select Mid Cap Growth Fund (the “Select Mid Cap Growth Fund Shares”) held by such Select Mid Cap Growth Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Select Mid Cap Growth Fund Shares held of record by such Select Mid Cap Growth Fund Shareholder on the Closing Date. Such liquidation and distribution will be accomplished by Pioneer Series Trust I instructing Pioneer Series Trust II to transfer the Growth Opportunities Fund Shares then credited to the account of Pioneer Select Mid Cap Growth Fund on the books of Pioneer Growth Opportunities Fund to open accounts on the share records of Pioneer Growth Opportunities Fund established and maintained by Pioneer Growth Opportunities Fund’s transfer agent in the names of the Select Mid Cap Growth Fund Shareholders and representing the respective pro rata number of the Growth Opportunities Fund Shares due the Select Mid Cap Growth Fund Shareholders. Pioneer Series Trust I shall promptly provide Pioneer Series Trust II with evidence of such liquidation and distribution. All issued and outstanding Select Mid Cap Growth Fund Shares will simultaneously be cancelled on the books of Pioneer Select Mid Cap Growth Fund, and Pioneer Select Mid Cap Growth Fund will be dissolved. Pioneer Growth Opportunities Fund shall not issue certificates representing the Growth Opportunities Fund Shares in connection with such exchange.

     1.5 Ownership of Growth Opportunities Fund Shares will be shown on the books of Pioneer Growth Opportunities Fund’s transfer agent. Any certificates representing ownership of Select Mid Cap Growth Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Select Mid Cap Growth Fund Shares.

     1.6 Any transfer taxes payable upon issuance of Growth Opportunities Fund Shares in a name other than the registered holder of the Select Mid Cap Growth Fund Shares on the books of Pioneer Select Mid Cap Growth Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Growth Opportunities Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of Pioneer Series Trust I with respect to Pioneer Select Mid Cap Growth Fund for periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Pioneer Select Mid Cap Growth Fund.

2.	VALUATION

     2.1 The NAV per share of each class of the Growth Opportunities Fund Shares and the NAV per share of each class of Pioneer Select Mid Cap Growth Fund shall, in each case, be determined as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) on the Closing Date (the “Valuation Time”). Pioneer shall compute the NAV per Growth Opportunities Fund Share in the manner set forth in Pioneer Series Trust II’s Agreement and Declaration of Trust (the “Declaration”), or By-Laws, and Pioneer Series Trust II’s then-current prospectus and statement of additional information. Pioneer shall compute the NAV per share of Pioneer Select Mid Cap Growth Fund in the manner set forth in Pioneer Series Trust I’s Agreement and Declaration of Trust, or By-Laws, and Pioneer Select Mid Cap Growth Fund’s then-current prospectus and statement of additional information. Pioneer shall confirm to Pioneer Growth Opportunities Fund the NAV of Pioneer Select Mid Cap Growth Fund.

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     2.2 The number of shares of each class of Growth Opportunities Fund Shares to be issued (including fractional shares, if any) in exchange for the Select Mid Cap Growth Fund Assets and the assumption of the Assumed Liabilities shall be determined by Pioneer by dividing the NAV of Pioneer Select Mid Cap Growth Fund attributable to each class of Pioneer Select Mid Cap Growth Fund’s shares, as determined in accordance with Paragraph 2.1, by the NAV of a Growth Opportunities Fund Share of the corresponding class, as determined in accordance with Paragraph 2.1.

     2.3 Pioneer Growth Opportunities Fund and Pioneer Select Mid Cap Growth Fund shall cause Pioneer to deliver a copy of its valuation report to the other party at Closing (as defined in Paragraph 3.1). All computations of value shall be made by Pioneer or its agents in accordance with its regular practice as pricing agent for Pioneer Growth Opportunities Fund and Pioneer Select Mid Cap Growth Fund.

3.	CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be May 17, 2013, or such other earlier or later date as the parties may agree. All acts necessary to consummate the Reorganization (the “Closing”) shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise agreed by the parties. The Closing shall be held at the offices of Bingham McCutchen LLP, One Federal Street, Boston, Massachusetts, or at such other place as the parties may agree.

     3.2 Portfolio securities that are held other than in book-entry form in the name of Brown Brothers Harriman & Co. (the “Select Mid Cap Growth Fund Custodian”) as record holder for Pioneer Select Mid Cap Growth Fund shall be presented by Pioneer Select Mid Cap Growth Fund to Brown Brothers Harriman & Co. (the “Growth Opportunities Fund Custodian”) for examination no later than three (3) business days preceding the Closing Date. Such portfolio securities shall be delivered by Pioneer Select Mid Cap Growth Fund to the Growth Opportunities Fund Custodian for the account of Pioneer Growth Opportunities Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Select Mid Cap Growth Fund Custodian in book-entry form on behalf of Pioneer Select Mid Cap Growth Fund shall be delivered by the Select Mid Cap Growth Fund Custodian through the Depository Trust Company to the Growth Opportunities Fund Custodian and by the Growth Opportunities Fund Custodian recording the beneficial ownership thereof by Pioneer Growth Opportunities Fund on the Growth Opportunities Fund Custodian’s records. Any cash shall be delivered by the Select Mid Cap Growth Fund Custodian transmitting immediately available funds by wire transfer to the Growth Opportunities Fund Custodian the cash balances maintained by the Select Mid Cap Growth Fund Custodian and the Growth Opportunities Fund Custodian crediting such amount to the account of Pioneer Growth Opportunities Fund.

     3.3 The Growth Opportunities Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Select Mid Cap Growth Fund Assets have been delivered in proper form to Pioneer Growth Opportunities Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Select Mid Cap Growth Fund Assets.

     3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Growth Opportunities Fund Shares or Pioneer Select Mid Cap Growth Fund pursuant to Paragraph 2.1 is impracticable (in the judgment of the Board of Pioneer Series Trust II with respect to Pioneer Growth Opportunities Fund and the Board of Pioneer Series Trust I with respect to Pioneer Select Mid Cap Growth Fund), the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later date as may be mutually agreed in writing by an authorized officer of each party.

     3.5 Pioneer Select Mid Cap Growth Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding statuses and certificates of the Select Mid Cap Growth Fund Shareholders and the number and percentage ownership of outstanding Select Mid Cap Growth Fund Shares owned by each Select Mid Cap Growth Fund Shareholder as of the Valuation Time, certified by the President or Vice President or a Secretary or Assistant Secretary of Pioneer Series Trust I and its Treasurer, Secretary or other authorized officer (the “Shareholder List”) as being an accurate record of the information (a) provided by the Select Mid Cap Growth Fund Shareholders, (b) provided by the Select Mid Cap Growth Fund Custodian, or (c) derived from Pioneer Series Trust I’s records by such officers or one of Pioneer Series Trust I’s service providers. Pioneer Growth Opportunities Fund shall issue and deliver to Pioneer Select Mid Cap Growth Fund a confirmation

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evidencing the Growth Opportunities Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to Pioneer Select Mid Cap Growth Fund that such Growth Opportunities Fund Shares have been credited to Pioneer Select Mid Cap Growth Fund’s account on the books of Pioneer Growth Opportunities Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.	REPRESENTATIONS AND WARRANTIES

     4.1 Except as set forth on Schedule 4.1 of this Agreement, Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, represents, warrants and covenants to Pioneer Growth Opportunities Fund as follows:

          (a) Pioneer Select Mid Cap Growth Fund is a series of Pioneer Series Trust I. Pioneer Series Trust I is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Select Mid Cap Growth Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Select Mid Cap Growth Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Series Trust I is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) Pioneer Series Trust I is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement on behalf of Pioneer Select Mid Cap Growth Fund will not result in a material violation of, any provision of Pioneer Series Trust I’s Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Select Mid Cap Growth Fund to which Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, is a party or by which Pioneer Select Mid Cap Growth Fund or any of its assets are bound;

          (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Select Mid Cap Growth Fund or any of Pioneer Select Mid Cap Growth Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Select Mid Cap Growth Fund’s business. Pioneer Select Mid Cap Growth Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Select Mid Cap Growth Fund’s business or its ability to consummate the transactions contemplated herein or would be binding upon Pioneer Growth Opportunities Fund as the successor to Pioneer Select Mid Cap Growth Fund;

          (e) All material contracts or other commitments of Pioneer Select Mid Cap Growth Fund (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) will terminate at or prior to the Closing Date and no such termination will result in liability to Pioneer Select Mid Cap Growth Fund (or Pioneer Growth Opportunities Fund);

          (f) The Statement of Assets and Liabilities of Pioneer Select Mid Cap Growth Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended November 30, 2012, have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Select Mid Cap Growth Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Select Mid Cap Growth Fund as of the date thereof are disclosed therein. The Statement of Assets and Liabilities will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of Pioneer Select Mid Cap Growth Fund as of such date and the results of its operations for the period then ended. Except for the Assumed Liabilities, Pioneer Select Mid Cap Growth Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of Pioneer Select Mid Cap Growth Fund has been disclosed or is required to be disclosed in Pioneer Select Mid Cap Growth Fund’s reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of Pioneer Series Trust I to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists with respect to Pioneer Select Mid Cap Growth Fund that will be required to be disclosed in Pioneer Select Mid Cap Growth Fund’s Form N-CSR after the Closing Date;

          (g) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Select Mid Cap Growth Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Select Mid Cap Growth Fund’s financial condition, assets, liabilities, business or prospects, or any

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incurrence by Pioneer Select Mid Cap Growth Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement), a decline in NAV per Select Mid Cap Growth Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Select Mid Cap Growth Fund’s portfolio, a decline in net assets of Pioneer Select Mid Cap Growth Fund as a result of redemptions or the discharge of Pioneer Select Mid Cap Growth Fund’s liabilities shall not constitute a material adverse change;

           (h) Pioneer Select Mid Cap Growth Fund is a separate series of Pioneer Series Trust I treated as a separate corporation from each other series of Pioneer Series Trust I under Section 851(g) of the Code. For each taxable year of its existence, including the taxable year ending on the Closing Date, Pioneer Select Mid Cap Growth Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied or will satisfy all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been or will be eligible to compute its federal income tax under Section 852 of the Code.

          (i) All issued and outstanding Select Mid Cap Growth Fund Shares are, and at the Closing Date will be, legally issued and outstanding, fully paid and nonassessable by Pioneer Select Mid Cap Growth Fund. All of the issued and outstanding Select Mid Cap Growth Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to Pioneer Growth Opportunities Fund pursuant to Paragraph 3.5 hereof. Pioneer Select Mid Cap Growth Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Select Mid Cap Growth Fund Shares, nor is there outstanding any security convertible into any Select Mid Cap Growth Fund Shares;

          (j) At the Closing Date, Pioneer Select Mid Cap Growth Fund will have good and marketable title to the Select Mid Cap Growth Fund Assets, and full right, power and authority to sell, assign, transfer and deliver the Select Mid Cap Growth Fund Assets to Pioneer Growth Opportunities Fund, and, upon delivery and payment for the Select Mid Cap Growth Fund Assets, Pioneer Growth Opportunities Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

          (k) Pioneer Series Trust I has the trust power and authority, on behalf of Pioneer Select Mid Cap Growth Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Series Trust I’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, this Agreement will constitute a valid and binding obligation of Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (l) The information to be furnished by Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, to Pioneer Growth Opportunities Fund for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of Pioneer Select Mid Cap Growth Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Series Trust I or Pioneer Select Mid Cap Growth Fund, except such as may be required under the Securities Act, the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (n) The provisions of Pioneer Series Trust I’s Declaration, Pioneer Series Trust I’s By-Laws and Delaware law do not require the shareholders of Pioneer Select Mid Cap Growth Fund to approve this Agreement or the transactions contemplated herein in order for Pioneer Series Trust I or Pioneer Select Mid Cap Growth Fund to consummate the transactions contemplated herein;

          (o) All of the issued and outstanding Select Mid Cap Growth Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to Pioneer Growth Opportunities Fund;

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          (p) The current prospectus and statement of additional information of Pioneer Select Mid Cap Growth Fund and any amendments or supplements thereto did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not materially misleading;

          (q) Pioneer Select Mid Cap Growth Fund currently complies in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Select Mid Cap Growth Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Series Trust I with respect to Pioneer Select Mid Cap Growth Fund. All advertising and sales material currently used by Pioneer Select Mid Cap Growth Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission promulgated thereunder, and, to the extent applicable, the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Select Mid Cap Growth Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (r) Neither Pioneer Select Mid Cap Growth Fund nor, to the knowledge of Pioneer Select Mid Cap Growth Fund, any “affiliated person” of Pioneer Select Mid Cap Growth Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Select Mid Cap Growth Fund, has any affiliated person of Pioneer Select Mid Cap Growth Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

           (s) The tax representation certificate to be delivered by Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, to Bingham McCutchen LLP at the Closing pursuant to Paragraph 7.4 (the “Select Mid Cap Growth Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     4.2 Except as set forth on Schedule 4.2 of this Agreement, Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, represents, warrants and covenants to Pioneer Select Mid Cap Growth Fund, as follows:

          (a) Pioneer Growth Opportunities Fund is a series of Pioneer Series Trust II. Pioneer Series Trust II is a statutory trust validly existing and in good standing under the laws of the State of Delaware. Pioneer Series Trust II has the power to own all of its properties and assets and to perform its obligations under this Agreement. Pioneer Growth Opportunities Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Pioneer Growth Opportunities Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

          (b) Pioneer Series Trust II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

          (c) The current prospectus and statement of additional information of Pioneer Growth Opportunities Fund and any amendment or supplement thereto, conform or conformed at the time of their distribution to the public in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission promulgated thereunder and do not or did not at the time of their distribution to the public include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

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          (d) Pioneer Series Trust II’s registration statement on Form N-1A with respect to Pioneer Growth Opportunities Fund that will be in effect on the Closing Date, and the prospectus and statement of additional information of Pioneer Growth Opportunities Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

          (e) Pioneer Series Trust II is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement on behalf of Pioneer Growth Opportunities Fund will not result in a material violation of, any provisions of the Declaration or By-Laws of Pioneer Series Trust II or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to Pioneer Growth Opportunities Fund to which Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, is a party or by which Pioneer Growth Opportunities Fund or any of its assets is bound;

           (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against Pioneer Growth Opportunities Fund or any of Pioneer Growth Opportunities Fund’s properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of Pioneer Growth Opportunities Fund’s business. Neither Pioneer Series Trust II nor Pioneer Growth Opportunities Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects Pioneer Growth Opportunities Fund’s business or its ability to consummate the transactions contemplated herein;

          (g) The Statement of Assets and Liabilities of Pioneer Growth Opportunities Fund, and the related Statements of Operations and Changes in Net Assets, as of and for the fiscal year ended December 31, 2012 have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied and fairly reflect, in all material respects, the financial condition of Pioneer Growth Opportunities Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of Pioneer Growth Opportunities Fund as of the date thereof are disclosed therein;

          (h) Since the most recent fiscal year end, except as specifically disclosed in Pioneer Growth Opportunities Fund’s prospectus or its statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in Pioneer Growth Opportunities Fund’s financial condition, assets, liabilities, business or prospects, or any incurrence by Pioneer Growth Opportunities Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (h) (but not for any other purpose of this Agreement), a decline in NAV per Growth Opportunities Fund Share arising out of its normal investment operations or a decline in market values of securities in Pioneer Growth Opportunities Fund’s portfolio, a decline in net assets of Pioneer Growth Opportunities Fund as a result of redemptions or the discharge of Pioneer Growth Opportunities Fund’s liabilities shall not constitute a material adverse change;

          (i) Pioneer Growth Opportunities Fund is a separate series of Pioneer Series Trust II treated as a separate corporation from each other series of Pioneer Series Trust II under Section 851(g) of the Code. For each taxable year of its existence, Pioneer Growth Opportunities Fund has had in effect an election to be treated as a “regulated investment company” under Subchapter M of the Code, has satisfied all of the requirements of Subchapter M of the Code for treatment as a regulated investment company, and has been eligible to compute its federal income tax under Section 852 of the Code. Pioneer Growth Opportunities Fund expects to satisfy such requirements and be so eligible for its taxable year that includes the Closing Date;

          (j) The authorized capital of Pioneer Growth Opportunities Fund consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, Pioneer Growth Opportunities Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Growth Opportunities Fund Shares to be issued and delivered to Pioneer Select Mid Cap Growth Fund for the account of the Select Mid Cap Growth Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable. Pioneer Growth Opportunities Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Growth Opportunities Fund Shares, nor is there outstanding any security convertible into any Growth Opportunities Fund Shares;

          (k) All issued and outstanding Growth Opportunities Fund Shares are, and on the Closing Date will be, legally issued, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws;

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          (l) Pioneer Series Trust II has the trust power and authority, on behalf of Pioneer Growth Opportunities Fund, to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Pioneer Series Trust II’s Board of Trustees, and, assuming due authorization, execution and delivery by Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, this Agreement will constitute a valid and binding obligation of Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

          (m) The information to be furnished in writing by Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, for use in applications for orders, registration statements and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

          (n) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by this Agreement by Pioneer Series Trust II or Pioneer Growth Opportunities Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and the rules and regulations of the Commission thereunder, state securities laws and the Hart-Scott-Rodino Act;

          (o) Pioneer Growth Opportunities Fund currently complies in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state “Blue Sky” laws and all other applicable federal and state laws or regulations. Pioneer Growth Opportunities Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by Pioneer Series Trust II with respect to Pioneer Growth Opportunities Fund. All advertising and sales material currently used by Pioneer Growth Opportunities Fund complies in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of FINRA and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, FINRA or any state securities authorities used by Pioneer Growth Opportunities Fund during the three (3) years prior to the date of this Agreement have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

          (p) Neither Pioneer Growth Opportunities Fund nor, to the knowledge of Pioneer Growth Opportunities Fund, any “affiliated person” of Pioneer Growth Opportunities Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of Pioneer Growth Opportunities Fund, has any affiliated person of Pioneer Growth Opportunities Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

          (q) The tax representation certificate to be delivered by Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, to Bingham McCutchen LLP at the Closing pursuant to Paragraph 6.3 (the “Growth Opportunities Fund Tax Representation Certificate”) will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5.       COVENANTS OF THE FUNDS

     Pioneer Select Mid Cap Growth Fund and Pioneer Growth Opportunities Fund, respectively, hereby further covenant as follows:

     5.1 Pioneer Select Mid Cap Growth Fund covenants that the Growth Opportunities Fund Shares to be issued hereunder are not being acquired by Pioneer Select Mid Cap Growth Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement;

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     5.2 Pioneer Select Mid Cap Growth Fund will assist Pioneer Growth Opportunities Fund in obtaining such information as Pioneer Growth Opportunities Fund reasonably requires concerning the beneficial ownership of the Select Mid Cap Growth Fund Shares.

     5.3 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement;

     5.4 Pioneer Select Mid Cap Growth Fund shall furnish to Pioneer Growth Opportunities Fund on the Closing Date a statement of assets and liabilities of Pioneer Select Mid Cap Growth Fund (“Statement of Assets and Liabilities”) as of the Closing Date setting forth the NAV (as computed pursuant to Paragraph 2.1) of Pioneer Select Mid Cap Growth Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by Pioneer Series Trust I’s Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, shall furnish to Pioneer Growth Opportunities Fund, in such form as is reasonably satisfactory to Pioneer Growth Opportunities Fund, a statement of the earnings and profits of Pioneer Select Mid Cap Growth Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to Pioneer Growth Opportunities Fund under the Code, and which statement will be certified by the Treasurer of Pioneer Series Trust I; and

     5.5 Neither Fund shall take any action that is inconsistent with the representations set forth herein or, with respect to Pioneer Select Mid Cap Growth Fund or Pioneer Series Trust I, in the Select Mid Cap Growth Fund Tax Representation Certificate and, with respect to Pioneer Growth Opportunities Fund or Pioneer Series Trust II, in the Growth Opportunities Fund Tax Representation Certificate. Unless otherwise required pursuant to a “determination” within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a) of the Code and shall not take any position inconsistent with such treatment.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER SELECT MID CAP GROWTH FUND

     The obligations of Pioneer Select Mid Cap Growth Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Growth Opportunities Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by Pioneer Select Mid Cap Growth Fund in writing:

     6.1 All representations and warranties by Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 Pioneer Series Trust II shall have delivered to Pioneer Series Trust I on the Closing Date a certificate of Pioneer Series Trust II, on behalf of Pioneer Growth Opportunities Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Pioneer Series Trust I and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Series Trust II made in this Agreement on behalf of Pioneer Growth Opportunities Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 has been met, and as to such other matters as Pioneer Series Trust I shall reasonably request;

     6.3 Pioneer Series Trust II, on its own behalf and on behalf of Pioneer Growth Opportunities Fund, shall have delivered to Bingham McCutchen LLP a Growth Opportunities Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Series Trust II and Pioneer Series Trust I, concerning certain tax-related matters; and

     6.4 With respect to Pioneer Growth Opportunities Fund, the Board of Trustees of Pioneer Series Trust II shall have determined that the Reorganization is in the best interests of Pioneer Growth Opportunities Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF PIONEER GROWTH OPPORTUNITIES FUND

     The obligations of Pioneer Growth Opportunities Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by Pioneer Select Mid Cap Growth Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by Pioneer Growth Opportunities Fund in writing:

     7.1 All representations and warranties of Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

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     7.2 Pioneer Series Trust I shall have delivered to Pioneer Growth Opportunities Fund the Statement of Assets and Liabilities of Pioneer Select Mid Cap Growth Fund pursuant to Paragraph 5.4, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by Pioneer Series Trust I’s Treasurer or Assistant Treasurer;

     7.3 Pioneer Series Trust I shall have delivered to Pioneer Series Trust II on the Closing Date a certificate of Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to Pioneer Series Trust II and dated as of the Closing Date, to the effect that the representations and warranties of Pioneer Series Trust I made in this Agreement on behalf of Pioneer Select Mid Cap Growth Fund are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 has been met, and as to such other matters as Pioneer Series Trust II shall reasonably request;

     7.4 Pioneer Series Trust I, on its own behalf and on behalf of Pioneer Select Mid Cap Growth Fund, shall have delivered to Bingham McCutchen LLP a Select Mid Cap Growth Fund Tax Representation Certificate, satisfactory to Bingham McCutchen LLP, in a form mutually acceptable to Pioneer Series Trust II and Pioneer Series Trust I, concerning certain tax-related matters; and

     7.5 With respect to Pioneer Select Mid Cap Growth Fund, the Board of Trustees of Pioneer Series Trust I shall have determined that the Reorganization is in the best interests of Pioneer Select Mid Cap Growth Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

8.       FURTHER CONDITIONS PRECEDENT

     If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

     8.3 The registration statement on Form N-14 filed in connection with this Agreement shall have become effective under the Securities Act and no stop order suspending the effectiveness of the registration statement shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

     8.4 The parties shall have received an opinion of Bingham McCutchen LLP, satisfactory to Pioneer Series Trust I and Pioneer Series Trust II and subject to customary assumptions and qualifications, substantially to the effect that, based upon certain facts, assumptions and representations, and upon certifications contained in the Growth Opportunities Fund Tax Representation Certificate and the Select Mid Cap Growth Fund Tax Representation Certificate, for federal income tax purposes (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of Pioneer Select Mid Cap Growth Fund and Pioneer Growth Opportunities Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Pioneer Select Mid Cap Growth Fund on the transfer of the Select Mid Cap Growth Fund Assets to Pioneer Growth Opportunities Fund solely in exchange for the Growth Opportunities Fund Shares and the assumption by Pioneer Growth Opportunities Fund of the Assumed Liabilities, or upon the distribution of the Growth Opportunities Fund Shares to the shareholders of Pioneer Select Mid Cap Growth Fund, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, or (C) any other gain that may be required to be recognized as a result of the closing of Pioneer Select Mid Cap Growth Fund’s taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (iii) the tax basis in the hands of Pioneer Growth Opportunities Fund of each Select Mid Cap Growth Fund Asset will be the same as the tax basis of such Select Mid Cap Growth Fund Asset in the hands of Pioneer Select Mid Cap Growth Fund immediately prior to the transfer thereof, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by Pioneer Select Mid Cap Growth Fund on the transfer; (iv) the holding period

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of each Select Mid Cap Growth Fund Asset in the hands of Pioneer Growth Opportunities Fund, other than assets with respect to which gain or loss is required to be recognized, will include in each instance the period during which such Select Mid Cap Growth Fund Asset was held by Pioneer Select Mid Cap Growth Fund; (v) no gain or loss will be recognized by Pioneer Growth Opportunities Fund upon its receipt of the Select Mid Cap Growth Fund Assets solely in exchange for Growth Opportunities Fund Shares and the assumption of the Assumed Liabilities; (vi) no gain or loss will be recognized by the Select Mid Cap Growth Fund Shareholders upon the exchange of all of their Select Mid Cap Growth Fund Shares for Growth Opportunities Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Growth Opportunities Fund Shares that each Select Mid Cap Growth Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Select Mid Cap Growth Fund Shares exchanged therefor; (viii) each Select Mid Cap Growth Fund Shareholder’s holding period for the Growth Opportunities Fund Shares received in the Reorganization will include the period for which such shareholder held the Select Mid Cap Growth Fund Shares exchanged therefor, provided that the Select Mid Cap Growth Fund Shareholder held such Select Mid Cap Growth Fund Shares as capital assets on the date of exchange. Notwithstanding anything in this Agreement to the contrary, neither Pioneer Select Mid Cap Growth Fund nor Pioneer Growth Opportunities Fund may waive the condition set forth in this paragraph 8.4.

     8.5 Pioneer Series Trust I, on behalf of Pioneer Select Mid Cap Growth Fund, shall have distributed to the Select Mid Cap Growth Fund Shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of Pioneer Select Mid Cap Growth Fund’s investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

9.       BROKERAGE FEES AND EXPENSES

     9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The parties have been informed by Pioneer that it will pay 75% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Pioneer Growth Opportunities Fund agrees to pay 25% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the registration statement on Form N-14). Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 Pioneer Series Trust II and Pioneer Series Trust I each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

     10.2 The covenants to be performed after the Closing by both Pioneer Series Trust II and Pioneer Series Trust I shall survive the Closing. The representations and warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

11.     TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of Pioneer Series Trust II and Pioneer Series Trust I. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

          (a) by resolution of Pioneer Series Trust II’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Growth Opportunities Fund’s shareholders; or

          (b) by resolution of Pioneer Series Trust I’s Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of Pioneer Select Mid Cap Growth Fund’s shareholders.

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     11.2 In the event of any such termination, there shall be no liability for damages on the part of Pioneer Series Trust II, Pioneer Growth Opportunities Fund, Pioneer Series Trust I or Pioneer Select Mid Cap Growth Fund, or the trustees or officers of Pioneer Series Trust I or Pioneer Series Trust II, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.     AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Pioneer Series Trust I and Pioneer Series Trust II; provided that nothing contained in this Section 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.      NOTICES

     Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to Pioneer Series Trust I and Pioneer Series Trust II at 60 State Street, Boston, Massachusetts 02109.

14.     HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 § 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

* * * * *

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     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:	PIONEER SERIES TRUST I, on behalf of its series, PIONEER SELECT MID CAP GROWTH FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	PIONEER SERIES TRUST II, on behalf of its series, PIONEER GROWTH OPPORTUNITIES FUND

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

Attest:	Solely for purposes of paragraph 9.2 of the Agreement: Pioneer Investment Management, Inc.

By:__________________________________ Name: Title:	By:__________________________________ Name: Title:

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SCHEDULE 4.1

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SCHEDULE 4.2

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This page for your notes.

PIONEER VALUE FUND
(to be renamed Pioneer Core Equity Fund)

PIONEER FUNDAMENTAL VALUE FUND
(to be renamed Pioneer Disciplined Value Fund)
a series of Pioneer Series Trust III

PIONEER INDEPENDENCE FUND
(to be renamed Pioneer Disciplined Growth Fund)

PIONEER GROWTH OPPORTUNITIES FUND
(to be renamed Pioneer Select Mid Cap Growth Fund)
a series of Pioneer Series Trust II

(each, a “Pioneer Fund” and together, the “Pioneer Funds”)

60 State Street
Boston, Massachusetts 02109

STATEMENT OF ADDITIONAL INFORMATION

______________, 2013

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Information Statement and Prospectus (also dated ______________, 2013) which covers Class A, Class B, Class C and Class Y shares of Pioneer Value Fund to be issued in exchange for corresponding shares of Pioneer Research Fund; Class A, Class C and Class Y shares of Pioneer Fundamental Value Fund to be issued in exchange for Pioneer Disciplined Value Fund; Class A, Class C and Class Y shares of Pioneer Independence Fund to be issued in exchange for Pioneer Disciplined Growth Fund; and Class A, Class C and Class Y shares of Pioneer Growth Opportunities Fund to be issued in exchange for Pioneer Select Mid Cap Growth Fund. Please retain this Statement of Additional Information for further reference.

The Prospectus is available to you from Pioneer Investment Management, Inc. free of charge by calling 1-800-225-6292.

Page
INTRODUCTION	2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE	2
ADDITIONAL INFORMATION ABOUT EACH PIONEER FUND	4
PRO FORMA COMBINED FINANCIAL STATEMENTS	4

1

INTRODUCTION
This Statement of Additional Information is intended to supplement the information provided in a Information Statement and Prospectus dated ______________, 2013 (the "Information Statement and Prospectus") relating to the reorganization of Pioneer Research Fund into Pioneer Value Fund, Pioneer Disciplined Value Fund into Pioneer Fundamental Value Fund, Pioneer Disciplined Growth Fund into Pioneer Independence Fund, and Pioneer Select Mid Cap Growth Fund into Pioneer Growth Opportunities Fund.
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE
The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

I. For the reorganization of Pioneer Research Fund into Pioneer Value Fund:

1. Pioneer Value Fund's Statement of Additional Information for Class A, Class B, Class C and Class Y shares, dated February 1, 2013 (File Nos. 2-32773 and 811-01835), as filed with the Securities and Exchange Commission on January 28, 2013 (Accession No. 0000078758-13-000004) is incorporated herein by reference.

2. The Annual Report of Pioneer Value Fund for the fiscal year ended September 30, 2012 (File No. 811-01835), as filed with the Securities and Exchange Commission on November 29, 2012 (Accession No. 0000078713-12-000098) is incorporated herein by reference.

3. Pioneer Research Fund’s Statement of Additional Information for Class A, Class B, Class C and Class Y shares, dated May 1, 2012, as supplemented (File No. 333-87233), as filed with the Securities and Exchange Commission on May 4, 2012 (Accession No. 0000812195-12-000017) is incorporated herein by reference.

4. Pioneer Research Fund’s Annual Report for the fiscal year ended December 31, 2012 (File No. 811-09585), as filed with the Securities and Exchange Commission on February 27, 2013 (Accession No. 0000078713-13-000019) is incorporated herein by reference.

II. For the reorganization of Pioneer Disciplined Value Fund into Pioneer Fundamental Value Fund:

1. Pioneer Fundamental Value Fund's Statement of Additional Information for Class A, Class B, Class C, Class R, Class Y and Class Z shares, dated November 1, 2012, as supplemented (File No. 333-120144), as filed with the Securities and Exchange Commission on November 5, 2012 (Accession No. 0001306349-12-000014) is incorporated herein by reference.

2. The Annual Report of Pioneer Fundamental Value Fund for the fiscal year ended June 30, 2012 (File No. 811-21664), as filed with the Securities and Exchange Commission on August 29, 2012 (Accession No. 0000078713-12-000065) is incorporated herein by reference.

3. The Semi-Annual Report of Pioneer Fundamental Value Fund for the fiscal period ended December 31, 2012 (File No. 811-21664), as filed with the Securities and Exchange Commission on February 27, 2013 (Accession No. 0000078713-13-000016) is incorporated herein by reference.

4. Pioneer Disciplined Value Fund’s Statement of Additional Information for Class A, Class C and Class Y shares, dated December 31, 2012, as supplemented (File Nos. 333-129005 and 811-21823), as filed with the Securities and Exchange Commission on December 21, 2012 (Accession No. 0001341256-12-000006) is incorporated herein by reference.

5. Pioneer Disciplined Value Fund’s Annual Report for the fiscal year ended August 31, 2012 (File No. 811-21823), as filed with the Securities and Exchange Commission on October 30, 2012 (Accession No. 0000078713-12-000090) is incorporated herein by reference.

III. For the reorganization of Pioneer Disciplined Growth Fund into Pioneer Independence Fund:

1. Pioneer Independence Fund's Statement of Additional Information for Class A, Class B, Class C and Class Y shares, dated May 1, 2012, as supplemented (File No. 333-42105), as filed with the Securities and Exchange Commission on May 4, 2012 (Accession No. 0000276776-12-000011) is incorporated herein by reference.

2. The Annual Report of Pioneer Independence Fund for the fiscal year ended December 31, 2012 (File No. 811-08547), as filed with the Securities and Exchange Commission on February 27, 2013 (Accession No. 0000078713-13-000018) is incorporated herein by reference.

3. Pioneer Disciplined Growth Fund’s Statement of Additional Information for Class A, Class C and Class Y shares, dated December 31, 2012, as supplemented (File Nos. 333-129005 and 811-21823), as filed with the Securities and Exchange Commission on December 21, 2012 (Accession No. 0001341256-12-000006) is incorporated herein by reference.

4. Pioneer Disciplined Growth Fund’s Annual Report for the fiscal year ended August 31, 2012 (File No. 811-21823), as filed with the
2

Securities and Exchange Commission on October 30, 2012 (Accession No. 0000078713-12-000090) is incorporated herein by reference.

IV. For the reorganization of Pioneer Select Mid Cap Growth Fund into Pioneer Growth Opportunities Fund:

1. Pioneer Growth Opportunities Fund’s Statement of Additional Information for Class A, Class B, Class C, Class R and Class Y shares, dated May 1, 2012, as supplemented (File No. 333-110037), as filed with the Securities and Exchange Commission on May 4, 2012 (Accession No. 0001265389-12-000005) is incorporated herein by reference.

2. Pioneer Growth Opportunities Fund’s Annual Report for the fiscal year ended December 31, 2012 (File No. 811-21460), as filed with the Securities and Exchange Commission on February 27, 2013 (Accession No. [0000078713-13-000017) is incorporated herein by reference.

3. Pioneer Select Mid Cap Growth Fund’s Statement of Additional Information for Class A, Class C and Class Y shares, dated April 1, 2012, as supplemented (File Nos. 333-108472 and 811-21425), as filed with the Securities and Exchange Commission on March 29, 2012 (Accession No. 0001257951-12-000007) is incorporated herein by reference.

4. The Annual Report of Pioneer Select Mid Cap Growth Fund for the fiscal year ended November 30, 2012 (File No. 811-21425), as filed with the Securities and Exchange Commission on January 29, 2013 (Accession No. 0000078713-13-000008) is incorporated herein by reference.
3

ADDITIONAL INFORMATION ABOUT
EACH PIONEER FUND

Additional information about each Pioneer Fund can be found in the most recent Statement of Additional Information of each Pioneer Fund, which is incorporated by reference into this registration statement.

PRO FORMA COMBINED FINANCIAL STATEMENTS

No pro forma combined financial statements have been prepared relating to the reorganization of Pioneer Research Fund with Pioneer Value Fund, Pioneer Disciplined Value Fund with Pioneer Fundamental Value Fund, or Pioneer Disciplined Growth Fund with Pioneer Independence Fund because in each case the net asset value of the fund being reorganized into the other fund does not exceed 10 percent of the other fund’s net asset value as measured as of February 26, 2013, which is within 30 days prior to the filing of this registration statement.

The pro forma financial statements relating to the reorganization of Pioneer Growth Opportunities Fund with Pioneer Select Mid Cap Growth Fund follow below.
4

Pro Forma Combined
Schedule of Investments
November 30, 2012

(Unaudited)
Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				COMMON STOCKS	99.5%
				Energy	9.4%
				Oil & Gas Drilling	0.9%
—	111,224	40,475	151,699	Ensco Plc		$—	$6,476,574	$2,356,868	$8,833,442
						$—	$6,476,574		$8,833,442
				Oil & Gas Equipment & Services	1.9%
233,384	—	—	233,384	Basic Energy Services, Inc.*		$2,662,911	$—	—	$2,662,911
78,900	68,000	24,746	171,646	Dresser—Rand Group, Inc.*		4,429,446	3,591,080	1,306,818	9,327,344
—	64,000	23,290	87,290	Oil States International, Inc.*		—	4,526,080	1,647,070	6,173,150
						$7,092,357	$8,117,160		$18,163,405
				Oil & Gas Exploration & Production	5.8%
76,700	—	—	76,700	Bonanza Creek Energy, Inc.*		$2,131,493	$—	—	$2,131,493
256,543	163,394	59,460	479,397	Cabot Oil & Gas Corp.*		12,760,449	7,695,857	2,800,573	23,256,879
104,300	—	—	104,300	Cobalt International Energy, Inc.*		2,561,608	—	—	2,561,608
329,070	—	(329,070)	—	Comstock Resources, Inc.*		4,978,829	—	(4,978,829)	—
—	51,000	18,559	69,559	Concho Resources, Inc.*		—	4,093,260	1,489,564	5,582,824
541,100	—	(541,100)	—	EXCO Resources, Inc.*		3,663,247	—	(3,663,247)	—
158,900	69,000	25,110	253,010	Gulfport Energy Corp.*		6,073,158	2,624,760	955,167	9,653,085
251,000	—	(251,000)	—	McMoRan Exploration Co.*		4,028,550	—	(4,028,550)	—
123,100	—	—	123,100	Oasis Petroleum, Inc.*		3,914,580	—	—	3,914,580
—	41,000	14,920	55,920	Range Resources Corp.		—	2,624,820	955,189	3,580,009
100,900	60,000	21,834	182,734	Trilogy Energy Corp.		2,957,904	1,730,514	629,745	5,318,163
						$43,069,818	$18,769,211		$55,998,641
				Oil & Gas Storage & Transportation	0.8%
69,100	97,000	35,299	201,399	SemGroup Corp.*		$2,700,428	$3,654,960	1,330,064	$7,685,452
						$2,700,428	$3,654,960		$7,685,452
				Coal & Consumable Fuels	0.0%
372,177	—	(372,177)	—	Arch Coal, Inc.		$2,724,336	$—	(2,724,336)	$—
						$2,724,336	$—		$—
				Total Energy		$55,586,939	$37,017,905		$90,680,940
				Materials	7.0%
				Commodity Chemicals	0.4%
50,000	—	—	50,000	Westlake Chemical Corp.		$3,965,000	$—	—	$3,965,000
						$3,965,000	$—		$3,965,000
				Industrial Gases	0.3%
—	25,000	9,098	34,098	Airgas, Inc.		$—	$2,214,250	805,780	$3,020,030
						$—	$2,214,250		$3,020,030
				Specialty Chemicals	3.6%
—	77,000	28,021	105,021	Ecolab, Inc.		$—	$5,550,160	2,019,740	$7,569,900
543,000	200,000	72,781	815,781	Flotek Industries, Inc.*		6,624,600	2,310,000	840,624	9,775,224
—	49,000	17,831	66,831	Valspar Corp.		—	3,076,220	1,119,457	4,195,677
135,300	47,000	17,104	199,404	WR Grace & Co.*		9,096,219	3,077,090	1,119,773	13,293,082
						$15,720,819	$14,013,470		$34,833,883
				Construction Materials	1.8%
105,400	40,000	14,556	159,956	Eagle Materials, Inc.		$6,165,900	$2,128,800	774,684	$9,069,384
91,500	50,000	18,195	159,695	Vulcan Materials Co.		4,762,575	2,642,000	961,441	8,366,016
						$10,928,475	$4,770,800		$17,435,400
				Metal & Glass Containers	0.6%
—	89,000	32,388	121,388	Ball Corp.		$—	$3,977,410	1,447,406	$5,424,816
						$—	$3,977,410		$5,424,816

5

Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				Paper Packaging	0.3%
—	35,000	12,737	47,737	Rock—Tenn Co.		$—	$2,276,400	$828,397	$3,104,797
						$—	$2,276,400		$3,104,797
				Total Materials		$30,614,294	$27,252,330		$67,783,926
				Capital Goods	6.8%
				Building Products	0.3%
—	70,000	25,473	95,473	Fortune Brands Home & Security, Inc.*		$—	$$2,099,300	763,949	$2,863,249
						$—	$2,099,300		$2,863,249
				Construction & Engineering	0.9%
582,600	—	(582,600)	—	Great Lakes Dredge & Dock Corp.		$5,202,618	$—	(5,202,618)	$—
112,200	139,400	50,729	302,329	KBR, Inc.		3,357,024	3,875,320	1,410,254	8,642,598
						$8,559,642	$3,875,320		$8,642,598
				Construction & Farm Machinery
				& Heavy Trucks	2.3%
114,000	66,000	24,018	204,018	Joy Global, Inc.		$7,270,920	$3,761,340	1,368,776	$12,401,036
329,700	225,000	81,879	636,579	The Manitowoc Co., Inc.		5,169,696	3,375,000	1,228,185	9,772,881
						$12,440,616	$7,136,340		$22,173,917
				Industrial Machinery	2.8%
105,800	73,000	26,565	205,365	Chart Industries, Inc.*		$7,053,686	$4,415,040	1,606,662	$13,075,388
—	130,000	47,308	177,308	Ingersoll–Rand Plc		—	6,341,400	2,307,677	8,649,077
136,280	—	(136,280)	—	Kennametal, Inc.		5,451,200	—	(5,451,200)	—
—	57,073	20,769	77,842	SPX Corp.		—	3,887,813	1,414,801	5,302,614
						$12,504,886	$14,644,253		$27,027,079
				Trading Companies & Distributors	0.5%
—	45,700	16,631	62,331	MSC Industrial Direct Co., Inc.		$—	$3,320,562	1,208,374	$4,528,936
						$—	$3,320,562		$4,528,936
				Total Capital Goods		$33,505,144	$31,075,775		$65,235,779
				Commercial Services & Supplies	3.8%
				Diversified Support Services	0.8%
235,600	—	(235,600)	—	Mobile Mini, Inc.*		$4,907,548	$—	(4,907,548)	$—
283,700	—	(283,700)	—	Performant Financial Corp.*		2,865,370	—	(2,865,370)	—
—	141,000	51,311	192,311	United Rentals, Inc.*		—	5,855,730	2,130,939	7,986,669
						$7,772,918	$5,855,730		$7,986,669
				Human Resource & Employment Services	0.8%
388,485	—	—	388,485	On Assignment, Inc.*		$7,878,476	$—	—	$7,878,476
357,200	—	(357,200)	—	WageWorks, Inc.*		6,358,160	—	(6,358,160)	—
						$14,236,636	$—		$7,878,476
				Research & Consulting Services	2.1%				—
42,111	68,000	24,746	134,857	CoStar Group, Inc.*		$3,763,460	$5,906,480	2,149,407	$11,819,347
—	15,300	5,568	20,868	IHS, Inc.*		—	1,409,742	513,014	1,922,756
—	176,000	64,048	240,048	Nielsen Holdings NV*		—	4,984,320	1,813,827	6,798,147
						$3,763,460	$12,300,542		$20,540,250
				Total Commercial Services & Supplies		$25,773,014	$18,156,272		$36,405,395
				Transportation	2.7%
				Air Freight & Logistics	0.0%
303,300	—	(303,300)	—	XPO Logistics, Inc.*		$5,271,354	$—	(5,271,354)	$—
						$5,271,354	$—		$—
				Airlines	2.4%
108,100	45,000	16,376	169,476	Alaska Air Group, Inc.*		$4,658,029	$1,923,750	700,065	$7,281,844
48,820	—	(48,820)	—	Allegiant Travel Co.		3,583,876	—	(3,583,876)	—
—	45,000	16,376	61,376	Copa Holdings SA		—	4,267,800	1,553,080	5,820,880
—	104,785	38,132	142,917	Spirit Airlines, Inc.*		—	1,758,292	639,854	2,398,146
384,200	138,300	50,328	572,828	US Airways Group, Inc.*		5,186,700	1,782,687	648,732	7,618,119
						$13,428,605	$9,732,529		$23,118,989
				Railroads	0.3%
—	25,500	9,280	34,780	Kansas City Southern		$—	$ $ 1,992,825	725,202	$2,718,027
						$—	$1,992,825		$2,718,027

6

Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				Trucking	0.0%
676,200	—	(676,200)	—	Swift Transportation Co.*		$6,166,944	$—	$(6,166,944)	$—
						$6,166,944	$—		$—
				Total Transportation		$24,866,903	$11,725,354		$25,837,016
				Automobiles & Components	1.1%
				Auto Parts & Equipment	0.6%
—	96,000	34,935	130,935	Lear Corp.		$—	$4,192,320	1,525,613	$5,717,933
						$—	$4,192,320		$5,717,933
				Motorcycle Manufacturers	0.5%	—
—	69,000	25,110	94,110	Harley—Davidson, Inc.		$—	$3,240,240	1,179,145	$4,419,385
						$—	$3,240,240		$4,419,385
				Total Automobiles & Components		$—	$7,432,560		$10,137,318
				Consumer Durables & Apparel	3.0%
				Apparel, Accessories & Luxury Goods	2.3%
—	17,000	6,186	23,186	Lululemon Athletica, Inc.*		$—	$1,220,260	444,061	$1,664,321
—	180,000	65,503	245,503	True Religion Apparel, Inc.		—	4,696,200	1,708,978	6,405,178
—	20,000	7,278	27,278	VF Corp.		—	3,210,200	1,168,213	4,378,413
53,601	—	—	53,601	Carter's, Inc.*		2,982,896	—	—	2,982,896
166,700	—	(166,700)	—	G–III Apparel Group, Ltd.*		5,706,141	—	(5,706,141)	—
179,500	—	—	179,500	Hanesbrands, Inc.*		6,429,690	—	—	6,429,690
						$15,118,727	$9,126,660		$21,860,498
				Home Furnishings	0.0%
152,800	—	(152,800)	—	Ethan Allen Interiors, Inc.		$3,928,488	$—	(3,928,488)	$—
						$3,928,488	$—		$—
				Homebuilding	0.4%
99,400	—	—	99,400	Lennar Corp.		$3,843,798	$—	—	$3,843,798
						$3,843,798	$—		$3,843,798
				Housewares & Specialties	0.4%
57,000	—	—	57,000	Tupperware Brands Corp.		$3,653,700	$—	—	$3,653,700
						$3,653,700	$—		$3,653,700
				Footwear	0.0%
415,956	—	(415,956)	—	Crocs, Inc.*		$5,985,607	$—	(5,985,607)	$—
						$5,985,607	$—		$—
				Total Consumer Durables & Apparel		$32,530,320	$9,126,660		$29,357,996
				Consumer Services	2.0%
				Casinos & Gaming	0.0%
426,600	—	(426,600)	—	Scientific Games Corp.*		$3,698,622	$—	(3,698,622)	$—
						$3,698,622	$—		$—
				Leisure Facilities	0.0%
63,000	—	(63,000)	—	Six Flags Entertainment Corp.		$3,855,600	$—	(3,855,600)	$—
						$3,855,600	$—		$—
				Hotels, Resorts & Cruise Lines	0.5%
—	76,800	27,948	104,748	Wyndham Worldwide Corp.		$—	$3,770,112	1,371,969	$5,142,081
						$—	$3,770,112		$5,142,081
				Restaurants	1.0%
35,800	44,000	16,012	95,812	Buffalo Wild Wings, Inc.*		$2,606,956	$3,187,360	1,159,901	$6,954,217
—	7,500	2,729	10,229	Chipotle Mexican Grill, Inc.*		—	1,978,350	719,935	2,698,285
						$2,606,956	$5,165,710		$9,652,502
				Education Services	0.5%
204,463	—	—	204,463	Grand Canyon Education, Inc.*		$4,798,747	$—	—	$4,798,747
						$4,798,747	$—		$4,798,747
				Total Consumer Services		$14,959,925	$8,935,822		$19,593,330

7

Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				Media	2.6%
				Broadcasting	0.3%
—	40,000	14,556	54,556	Discovery Communications, Inc.*		$—	$2,416,400	$879,344	$3,295,744
						$—	$2,416,400		$3,295,744
				Movies & Entertainment	2.3%
297,619	225,000	81,879	604,498	Cinemark Holdings, Inc.		$7,732,142	$6,120,000	2,227,108	$16,079,250
—	198,000	72,053	270,053	Imax Corp.*		—	4,286,700	1,559,958	5,846,658
						$7,732,142	$10,406,700		$21,925,908
				Total Media		$7,732,142	$12,823,100		$25,221,652
				Retailing	8.9%
				Distributors	1.3%
—	405,600	147,601	553,201	LKQ Corp.*		$—	$8,890,752	3,235,403	$12,126,155
						$—	$8,890,752		$12,126,155
				Internet Retail	0.9%
189,375	160,000	58,225	407,600	HomeAway, Inc.*		$4,166,250	$3,276,800	1,192,449	$8,635,499
						$4,166,250	$3,276,800		$8,635,499
				General Merchandise Stores	1.0%
—	101,000	36,755	137,755	Dollar General Corp.*		$—	$5,050,000	1,837,728	$6,887,728
—	50,962	18,545	69,507	Dollar Tree, Inc.*		—	2,127,154	774,085	2,901,239
						$—	$7,177,154		$9,788,967
				Apparel Retail	2.9%
94,000	—	—	94,000	Abercrombie & Fitch Co.		$4,509,180	$—	—	$4,509,180
106,800	108,510	39,488	254,798	Francesca's Holdings Corp.*		2,772,528	2,824,515	1,027,860	6,624,903
—	68,400	24,891	93,291	Ross Stores, Inc.		—	3,893,328	1,416,808	5,310,136
—	146,000	53,130	199,130	TJX Companies, Inc.		—	6,473,640	2,355,800	8,829,440
—	55,800	20,306	76,106	Urban Outfitters, Inc.*		—	2,103,660	765,536	2,869,196
						$7,281,708	$15,295,143		$28,142,855
				Computer & Electronics Retail	0.0%
146,900	—	(146,900)	—	GameStop Corp.		$3,685,721	$—	(3,685,721)	$—
						$3,685,721	$—		$—
				Specialty Stores	1.5%
67,500	—	—	67,500	Vitamin Shoppe, Inc.*		$3,871,800	$—	—	$3,871,800
—	65,600	23,872	89,472	GNC Holdings, Inc.		—	2,304,528	838,633	3,143,161
—	37,000	13,465	50,465	Tractor Supply Co.*		—	3,315,940	1,206,692	4,522,632
—	18,000	6,550	24,550	Ulta Salon Cosmetics & Fragrance, Inc.		—	1,805,040	656,866	2,461,906
						$3,871,800	$7,425,508		$13,999,499
				Home Improvement Retail	0.7%
—	145,000	52,766	197,766	Lowe's Companies, Inc.		$—	$5,233,050	1,904,341	$7,137,391
						$—	$5,233,050		$7,137,391
				Automotive Retail	0.6%
—	125,000	45,488	170,488	CarMax, Inc.*		$—	$4,532,500	1,649,407	$6,181,907
						$—	$4,532,500		$6,181,907
				Total Retailing		$19,005,479	$51,830,907		$86,012,273
				Food & Staples Retailing	1.6%
				Food Retail	1.6%				—
145,798	—	—	145,798	Natural Grocers by Vitamin Cottage, Inc.*		$2,783,284	$—	—	$2,783,284
—	75,000	27,293	102,293	The Fresh Market, Inc.*		—	3,887,250	1,414,596	5,301,846
—	58,921	21,442	80,363	Whole Foods Market, Inc.		—	5,500,865	2,001,801	7,502,666
						$2,783,284	$9,388,115		$15,587,796
				Total Food & Staples Retailing		$2,783,284	$9,388,115		$15,587,796
				Food, Beverage & Tobacco	3.8%
				Soft Drinks	1.1%
—	77,700	28,276	105,976	Fomento Economico Mexicano SAB de CV (A.D.R.)		$—	$7,620,816	2,773,265	$10,394,081
						$—	$7,620,816		$10,394,081
				Agricultural Products	0.4%
—	41,000	14,920	55,920	Ingredion, Inc.		$—	$2,662,950	969,065	$3,632,015
						$—	$2,662,950		$3,632,015

8

Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				Packaged Foods & Meats	2.4%
139,000	—	—	139,000	B&G Foods, Inc.		$3,935,090	$—	$—	$3,935,090
144,200	—	—	144,200	Flowers Foods, Inc.		3,355,534	—	—	3,355,534
149,300	191,000	69,506	409,806	Green Mountain Coffee Roasters, Inc.*		6,175,048	7,003,970	2,548,791	15,727,809
						$13,465,672	$7,003,970		$23,018,433
				Total Food, Beverage & Tobacco		$13,465,672	$17,287,736		$37,044,529
				Health Care Equipment & Services	6.7%
				Health Care Equipment	3.0%
385,053	73,700	26,820	485,573	ABIOMED, Inc.*		$5,182,813	$983,895	358,046	$6,524,754
229,225	—	(229,225)	—	Conceptus, Inc.*		4,816,017	—	(4,816,017)	—
271,800	—	(271,800)	—	DexCom, Inc.*		3,699,198	—	(3,699,198)	—
44,134	—	(44,134)	—	HeartWare International, Inc.*		3,705,049	—	(3,705,049)	—
	339,600	123,583	463,183	Hologic, Inc.*		—	6,479,568	2,357,957	8,837,525
210,300	—	—	210,300	Insulet Corp.*		4,462,566	—	—	4,462,566
	5,200	1,892	7,092	Intuitive Surgical, Inc.*		—	2,750,800	1,001,034	3,751,834
237,300	—	—	237,300	Masimo Corp.		4,985,673	—	—	4,985,673
						$26,851,316	$10,214,263		$28,562,352
				Health Care Supplies	1.6%
167,500	170,000	61,864	399,364	Align Technology, Inc.*		$4,648,125	$4,656,300	1,694,458	$10,998,883
287,400	—	(287,400)	—	Endologix, Inc.*		4,092,576	—	(4,092,576)	—
108,500	—	—	108,500	Haemonetics Corp.*		4,431,140	—	—	4,431,140
480,300	—	(480,300)	—	Quidel Corp.*		8,967,201	—	(8,967,201)	—
						$22,139,042	$4,656,300		$15,430,023
				Health Care Services	1.0%
—	45,490	16,554	62,044	Catamaran Corp.*		$—	$2,214,908	806,020	$3,020,928
—	26,000	9,462	35,462	DaVita HealthCare Partners, Inc.*		—	2,808,000	1,021,850	3,829,850
—	36,000	13,101	49,101	Express Scripts Holding Co.*		—	1,938,600	705,469	2,644,069
						$—	$6,961,508		$9,494,847
				Health Care Facilities	1.1%
277,100	115,000	41,849	433,949	Brookdale Senior Living, Inc.*		$7,016,172	$2,939,400	1,069,667	$11,025,239
497,452	—	(497,452)	—	LCA—Vision, Inc.*		1,417,738	—	(1,417,738)	—
						$8,433,910	$2,939,400		$11,025,239
				Managed Health Care	0.0%
57,800	—	(57,800)	—	WellCare Health Plans, Inc.*		$2,814,282	$—	(2,814,282)	$—
						$2,814,282	$—		$—
				Total Health Care Equipment & Services		$60,238,550	$24,771,471		$64,512,461
				Pharmaceuticals, Biotechnology &
				Life Sciences	11.8%
				Biotechnology	5.2%
—	35,000	12,737	47,737	Alexion Pharmaceuticals, Inc.*		$—	$3,360,700	1,222,981	$4,583,681
348,249	209,000	76,056	633,305	Alkermes Plc*		6,449,571	4,035,790	1,468,651	11,954,012
—	313,370	114,037	427,407	Amarin Corp. Plc (A.D.R.)*		—	3,888,922	1,415,204	5,304,126
—	31,000	11,281	42,281	BioMarin Pharmaceutical, Inc.*		—	1,506,600	548,262	2,054,862
121,900	100,000	36,391	258,291	Cubist Pharmaceuticals, Inc.*		5,127,114	4,061,000	1,477,825	10,665,939
382,500	—	(382,500)	—	Exact Sciences Corp.*		4,050,675	—	(4,050,675)	—
714,200	—	(714,200)	—	Neurocrine Biosciences, Inc.*		5,342,216	—	(5,342,216)	—
566,800	280,000	101,894	948,694	NPS Pharmaceuticals, Inc.*		5,157,880	2,864,400	1,042,374	9,064,654
—	19,000	6,914	25,914	Regeneron Pharmaceuticals, Inc.*		—	3,354,450	1,220,706	4,575,156
—	26,000	9,462	35,462	Vertex Pharmaceuticals, Inc.*		—	1,034,540	376,476	1,411,016
						$26,127,456	$24,106,402		$49,613,446
				Pharmaceuticals	6.6%
374,300	185,000	67,323	626,623	Akorn, Inc.*		$5,000,648	$2,495,650	908,183	$8,404,481
202,805	150,781	54,870	408,456	Jazz Pharmaceuticals Plc*		10,789,226	8,124,080	2,956,406	21,869,712
214,900	76,000	27,657	318,557	Salix Pharmaceuticals, Ltd.*		8,699,152	3,256,600	1,185,098	13,140,850
318,100	128,007	46,583	492,690	ViroPharma, Inc.*		7,239,956	3,173,294	1,154,783	11,568,033
—	74,000	26,929	100,929	Watson Pharmaceuticals, Inc.*		—	6,512,740	2,370,029	8,882,769
						$31,728,982	$23,562,364		$63,865,845
				Total Pharmaceuticals,
				Biotechnology & Life Sciences		$57,856,438	$47,668,766		$113,479,291

9

Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				Banks	0.0%
				Regional Banks	0.0%
73,600	—	(73,600)	—	Signature Bank		$5,250,624	$—	$(5,250,624)	$—
						$5,250,624	$—		$—
				Total Banks		$5,250,624	$—		$—
				Diversified Financials	4.0%
				Consumer Finance	1.7%
—	86,140	31,347	117,487	Capital One Financial Corp.		$—	$4,961,664	1,805,582	$6,767,246
—	100,000	36,391	136,391	Discover Financial Services		—	4,161,000	1,514,215	5,675,215
69,884	—	—	69,884	First Cash Financial Services, Inc.*		3,467,644	—	—	3,467,644
						$3,467,644	$9,122,664		$15,910,105
				Asset Management & Custody Banks	1.8%
71,100	—	—	71,100	Financial Engines, Inc.		$1,973,025	$—	—	$1,973,025
—	116,300	42,322	158,622	Invesco, Ltd.		—	2,906,337	1,057,635	3,963,972
125,600	100,669	36,634	262,903	Walter Investment Management Corp.*		5,403,312	4,256,285	1,548,890	11,208,487
						$7,376,337	$7,162,622		$17,145,484
				Investment Banking & Brokerage	0.6%
520,900	—	(520,900)	—	E*TRADE Financial Corp.*		$4,662,055	$—	(4,662,055)	$—
111,600	55,000	20,015	186,615	Evercore Partners, Inc.		3,369,204	1,510,850	549,808	5,429,862
						$8,031,259	$1,510,850		$5,429,862
				Total Diversified Financials		$18,875,240	$17,796,136		$38,485,451
				Insurance	0.5%
				Property & Casualty Insurance	0.5%
—	140,000	50,947	190,947	Fidelity National Financial, Inc.		$—	$3,389,400	1,233,425	$4,622,825
						$—	$3,389,400		$4,622,825
				Total Insurance		$—	$3,389,400		$4,622,825
				Real Estate	1.5%
				Residential REITs	0.8%
57,200	85,000	30,932	173,132	American Campus Communities, Inc.		$2,638,636	$3,723,000	1,354,824	$7,716,460
						$2,638,636	$3,723,000		$7,716,460
				Real Estate Services	0.7%
—	58,800	21,398	80,198	Jones Lang LaSalle, Inc.		$—	$4,822,188	1,754,826	$6,577,014
						$—	$4,822,188		$6,577,014
				Total Real Estate		$2,638,636	$8,545,188		$14,293,474
				Software & Services	16.5%
				Internet Software & Services	5.0%
—	87,000	31,660	118,660	Akamai Technologies, Inc.*		$—	$3,185,940	1,159,385	$4,345,325
288,200	—	(288,200)	—	Brightcove, Inc.*		2,605,328	—	(2,605,328)	—
—	77,000	28,021	105,021	eBay, Inc.*		—	4,067,140	1,480,059	5,547,199
256,300	150,012	54,590	460,902	ExactTarget, Inc.*		5,126,000	3,091,747	1,125,107	9,342,854
—	8,100	2,948	11,048	Google, Inc.*		—	5,656,797	2,058,546	7,715,343
—	21,000	7,642	28,642	LinkedIn Corp.*		—	2,270,940	826,410	3,097,350
—	70,000	25,473	95,473	Rackspace Hosting, Inc.*		—	4,838,400	1,760,726	6,599,126
415,900	202,915	73,842	692,657	SciQuest, Inc.*		6,596,174	3,305,485	1,202,888	11,104,547
244,018	—	(244,018)	—	Vocus, Inc.*		4,241,033	—	(4,241,033)	—
						$18,568,535	$26,416,449		$47,751,744
				IT Consulting & Other Services	1.2%
172,800	51,000	18,559	242,359	Gartner, Inc.*		$7,952,256	$2,441,880	888,616	$11,282,752
						$7,952,256	$2,441,880		$11,282,752
				Data Processing & Outsourced Services	2.6%
—	31,300	11,390	42,690	Alliance Data Systems Corp.*		$—	$4,459,937	1,623,000	$6,082,937
—	100,000	36,391	136,391	Genpact, Ltd.		—	1,605,000	584,070	2,189,070
—	13,100	4,767	17,867	Mastercard, Inc.		—	6,401,708	2,329,624	8,731,332
73,600	30,000	10,917	114,517	WEX, Inc.*		5,547,232	2,158,800	785,602	8,491,634
433,200	—	(433,200)	—	WNS Holdings, Ltd. (A.D.R.)*		4,513,944	—	(4,513,944)	—
						$10,061,176	$14,625,445		$25,494,973

10

Pioneer	Pioneer					Pioneer	Pioneer
Growth	Select					Growth	Select
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value
				Application Software	6.6%
—	21,982	7,999	29,981	ANSYS, Inc.*		$—	$1,458,066	$530,600	$1,988,666
148,533	—	—	148,533	Aspen Technology, Inc.*		4,105,452	—	—	4,105,452
	50,700	18,450	69,150	Citrix Systems, Inc.*		—	3,100,812	1,128,406	4,229,218
106,500	—	—	106,500	Guidewire Software, Inc.*		3,165,180	—	—	3,165,180
205,900	90,000	32,752	328,652	Nuance Communications, Inc.*		4,595,688	2,001,600	728,395	7,325,683
180,400	—	—	180,400	QLIK Technologies, Inc.*		3,918,288	—	—	3,918,288
—	115,000	41,849	156,849	RealPage, Inc.*		—	2,275,850	828,197	3,104,047
—	31,000	11,281	42,281	Salesforce.com, Inc.*		—	4,887,770	1,778,692	6,666,462
77,700	—	—	77,700	Solera Holdings, Inc.*		4,154,619	—	—	4,154,619
—	161,320	58,705	220,025	SS&C Technologies Holdings, Inc.*		—	3,805,539	1,384,861	5,190,400
422,540	300,000	109,172	831,712	Tangoe, Inc.*		5,015,550	3,912,000	1,423,603	10,351,153
200,500	60,000	21,834	282,334	TIBCO Software, Inc.*		4,413,005	1,503,000	546,952	6,462,957
292,500	—	(292,500)	—	TiVo, Inc.*		3,603,600	—	(3,603,600)	—
30,233	—	—	30,233	Ultimate Software Group, Inc.*		2,854,298	—	—	2,854,298
						$35,825,680	$22,944,637		$63,516,423
				Systems Software	1.1%
29,300	—	—	29,300	CommVault Systems, Inc.*		$2,042,503	$—	—	$2,042,503
179,340	—	—	179,340	Fortinet, Inc.*		3,778,694	—	—	3,778,694
50,000	—	(50,000)	—	Imperva, Inc.*		1,576,500	—	(1,576,500)	—
—	70,000	25,473	95,473	Red Hat, Inc.*		—	3,458,000	1,258,389	4,716,389
						$7,397,697	$3,458,000		$10,537,586
				Total Software & Services		$79,805,344	$69,886,411		$158,583,478
				Technology Hardware & Equipment	2.0%
				Communications Equipment	1.5%
250,300	180,000	65,503	495,803	Aruba Networks, Inc.*		$5,193,725	$3,506,400	1,276,002	$9,976,127
—	22,000	8,006	30,006	F5 Networks, Inc.*		—	2,060,960	749,997	2,810,957
143,500	—	(143,500)	—	Procera Networks, Inc.*		2,661,925	—	(2,661,925)	—
—	75,802	27,585	103,387	Riverbed Technology, Inc.*		—	1,356,856	493,769	1,850,625
						$7,855,650	$6,924,216		$14,637,709
				Computer Storage & Peripherals	0.5%
—	84,089	30,601	114,690	SanDisk Corp.*		$—	$3,287,880	1,196,481	$4,484,361
						$—	$3,287,880		$4,484,361
				Total Technology Hardware & Equipment		$7,855,650	$10,212,096		$19,122,070
				Semiconductors & Semiconductor Equipment	3.3%
				Semiconductor Equipment	0.2%
—	27,797	10,116	37,913	ASML Holding NV (A.D.R.)		$—	$1,739,258	632,927	$2,372,185
						$—	$1,739,258		$2,372,185
				Semiconductors	3.0%
—	90,000	32,752	122,752	Altera Corp.		$—	$2,915,100	1,060,824	$3,975,924
—	90,000	32,752	122,752	Analog Devices, Inc.		—	3,654,000	1,329,715	4,983,715
—	115,000	41,849	156,849	Broadcom Corp.		—	3,723,700	1,355,079	5,078,779
487,000	—	(487,000)	—	Entropic Communications, Inc.		2,576,230	—	(2,576,230)	—
—	80,000	29,113	109,113	Maxim Integrated Products, Inc.		—	2,335,200	849,795	3,184,995
210,000	—	(210,000)	—	Monolithic Power Systems, Inc.		4,678,800	—	(4,678,800)	—
185,300	—	(185,300)	—	Semtech Corp.		5,364,435	—	(5,364,435)	—
243,900	130,000	47,308	421,208	Skyworks Solutions, Inc.*		4,951,170	2,944,500	1,071,523	8,967,193
—	65,000	23,654	88,654	Xilinx, Inc.		—	2,252,250	819,609	3,071,859
						$17,570,635	$17,824,750		$29,262,465
				Total Semiconductors &
				Semiconductor Equipment		$17,570,635	$19,564,008		$31,634,650
				Telecommunication Services	0.5%
				Alternative Carriers	0.5%
—	125,000	45,488	170,488	tw telecom, Inc.*		$—	$3,211,250	1,168,595	$4,379,845
						$—	$3,211,250		$4,379,845
				Total Telecommunication Services		$—	$3,211,250		$4,379,845
				TOTAL COMMON STOCKS		$510,914,233	$447,097,262		$958,011,495

11

Pioneer	Pioneer					Pioneer
Growth	Select					Growth	Pioneer
Opportunities	Mid Cap		Pro Forma		% of	Opportunities	Select Mid Cap		Pro Forma
Fund	Growth Fund		Combined		Pro Forma	Fund	Growth Fund		Combined
Principal	Principal	Pro Forma	Principal		Combined	Market	Market	Pro Forma	Market
Amount ($)	Amount ($)	Adjustment	Amount ($)		Net Assets	Value	Value	Adjustment (a)	Value

				TEMPORARY CASH INVESTMENTS	0.6%
—	5,500,000	—	5,500,000	Repurchase Agreement	0.6%
				JPMorgan, Inc., 0.21%, dated 11/30/12, repurchase price of $5,500,000 plus accrued interest on 12/3/12 collateralized by $5,610,080 Freddie Mac Giant, 3.0%, 11/1/42		$—	$5,500,000	$—	$5,500,000

				TOTAL TEMPORARY CASH INVESTMENTS		$—	$5,500,000		$5,500,000

				TOTAL INVESTMENTS IN SECURITIES	100.0%	$510,914,233	$452,597,262		$963,511,495
				OTHER ASSETS AND LIABILITIES	0.0%	$1,612,215	$(2,091,830)		$(479,615)

				TOTAL NET ASSETS	100.0%	$512,526,448	$450,505,432		$963,031,880
				TOTAL INVESTMENT AT COST		$442,266,381	$380,779,523	$11,873,498	$834,919,402

*	Non-income producing security.
(a)	Specific investments held by Pioneer Growth Opportunities Fund are assumed to be sold for cash, with proceeds being reallocated amongst existing investments held by Pioneer Select Mid Cap Growth Fund.

12

Pro Forma Combined Statement of Assets and Liabilities
November 30, 2012
(unaudited)

	Pioneer	Pioneer Select
	Growth	Mid Cap
	Opportunities	Growth	Pro Forma		Pro Forma
	Fund	Fund	Adjustments		Combined
ASSETS:
Investment in securities, at value (Cost $442,266,381 and $380,779,523, respectively)	$510,914,233	$452,597,262			$963,511,495
Cash	—	1,919,819			1,919,819
Receivables –					—
Investment securities sold	11,108,684	11,341,292			22,449,976
Fund shares sold	224,265	441,800			666,065
Dividends and interest	54,683	208,717			263,400
Due from Pioneer Investment Management, Inc.	—	—			—
Other	41,804	22,844			64,648
Total assets	$522,343,669	$466,531,734			$988,875,403
LIABILITIES:
Payables –
Investment securities purchased	$8,361,323	$15,247,583			$23,608,906
Fund shares repurchased	1,126,247	523,363			1,649,610
Upon return of securities loaned	—	—			—
Due to custodian	49,034	—			49,034
Due to affiliates	224,287	113,393			337,680
Accrued expenses	56,330	141,963	16,250	(b)	214,543
Total liabilities	$9,817,221	$16,026,302			25,859,773
NET ASSETS:
Paid-in capital	$538,185,336	$368,439,883			$906,625,219
Undistributed net investment income	—	71,932	(16,250	)(b)	55,682
Accumulated net realized loss on investments and option contracts	(94,306,746)	10,176,142	11,873,498	(c)	(72,257,106)
Net unrealized gain on investments	68,647,852	71,817,739	(11,873,498	)(c)	128,592,093
Net unrealized loss on assets and liabilities denominated in foreign currencies	6	(264)			(258)
Total net assets	$512,526,448	$450,505,432			$963,015,630
NET ASSETS BY CLASS:
Class A	$419,159,021	$335,701,617	(12,737)		$754,847,901
Class B	$10,172,422	$—	(172)		$10,172,250
Class C	$38,786,084	$12,761,405	(870)		$51,546,619
Class R	$7,626,954	$—	(129)		$7,626,825
Class Y	$36,781,967	$102,042,410	(2,342)		$138,822,035
OUTSTANDING SHARES:
(No par value, unlimited number of shares authorized)
Class A	14,791,791	17,679,626	(5,834,121	)(a)	26,637,296
Class B	433,890	—			433,890
Class C	1,618,962	735,154	(202,541	)(a)	2,151,575
Class R	271,742	—			271,742
Class Y	1,246,587	5,222,273	(1,764,380	)(a)	4,704,480
NET ASSET VALUE PER SHARE:
Class A	$28.34	$18.99			$28.34
Class B	$23.44	$—			$23.44
Class C	$23.96	$17.36			$23.96
Class R	$28.07	$—			$28.07
Class Y	$29.51	$19.54			$29.51
MAXIMUM OFFERING PRICE:
Class A	$30.07	$20.15			$30.07

(a)	Class A, C and Y shares of Pioneer Select Mid Cap Growth Fund are exchanged for Class A, C and Y shares of Pioneer Growth Opportunities Fund, respectively.
(b)	Reflects one-time cost related to the reorganization.
(c)	Specific investments held by Pioneer Growth Opportunities Fund are assumed to be sold for cash, with proceeds being reallocated amongst existing investments held by Pioneer Select Mid Cap Growth Fund.

See accompanying notes to pro forma financial statements.

13

Pro Forma Combined Statement of Operations
For the Year Ended November 30, 2012
(unaudited)

	Pioneer	Pioneer Select
	Growth	Mid Cap
	Opportunities	Growth	Pro Forma		Pro Forma
	Fund	Fund	Adjustments		Combined
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $532 and 5,585, respectively)	$2,799,714	$2,920,970			$5,720,684
Interest	19,508	2,977			22,485
Income on securities loaned, net	169	1,987			2,156
Total investment income	$2,819,391	$2,925,934			$5,745,325
EXPENSES:
Management fees	$3,615,988	$2,954,259	$(274,174	)(a)	$6,296,073
Transfer agent fees
Class A	797,321	493,176			1,290,497
Class B	95,758	—			95,758
Class C	57,654	33,567			91,221
Class R	4,302	—			4,302
Class Y	2,429	3,977			6,406
Distribution fees
Class A	1,131,160	904,938			2,036,098
Class B	137,464	—			137,464
Class C	416,202	134,156			550,358
Class R	44,169	—			44,169
Shareholder communications expense	621,577	249,290			870,867
Administrative reimbursements	164,468	134,013	(31,068	)(b)	267,413
Custodian fees	31,184	16,616	(9,560	)(b)	38,240
Registration fees	83,593	126,614	(102,707	)(b)	107,500
Professional fees	74,786	67,219	(58,830	)(b)	83,175
Printing expense	14,269	40,412	(10,936	)(b)	43,745
Fees and expenses of nonaffiliated trustees	20,470	16,006			36,476
Miscellaneous	33,463	29,634	(7,643	)(b)	55,454
Total expenses	$7,346,257	$5,203,877	$(494,918)		$12,055,216
Net investment income (loss)	$(4,526,866)	$(2,277,943)	$494,918		$(6,309,891)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	$26,823,362	$36,413,468	11,873,498	(c)	$75,110,328
Class Actions	256,359	310,365			566,724
Otherer assets and liabilities denominated in foreign currencies	(2,598)	—			(2,598)
Written options closed/expired	759,953	—			759,953
	$27,837,076	$36,723,833	$11,873,498		$76,434,407
Change in net unrealized gain or loss from:
Investments	$12,831,641	$(1,536,066)	(11,873,498	)(c)	$(577,923)
Written options	(42,050)	—			(42,050)
Other assets and liabilities denominated in foreign currencies	6	(264)			(258)
	$12,789,597	$(1,536,330)	$(11,873,498)		$(620,231)
Net gain on investments and written options	$40,626,673	$35,187,503	$—		$75,814,176
Net increase in net assets resulting from operations	$36,099,807	$32,909,560	$494,918		$69,504,285

(a)	Expenses and expense limitations conformed to Pioneer Select Mid Cap Growth Fund's contracts with affiliated parties.
(b)	Reflects reduction in expenses due to elimination of duplicate services.
(c)	Represents realized loss on the sale of certain securities held by Pioneer Growth Opportunities Fund.

See accompanying notes to pro forma financial statements.

14

REORGANIZATION OF PIONEER GROWTH OPPORTUNITIES FUND WITH PIONEER SELECT MID CAP GROWTH FUND

Notes to Pro Forma Combined Financial Statements

November 30, 2012
(Unaudited)
1. Description of the Fund

Pioneer Growth Opportunities Fund is one of three portfolios comprising Pioneer Series Trust II, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund will offer five classes of shares designated as Class A, Class B, Class C, Class R, and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

2. Basis of Combination

The accompanying pro forma combined financial statements, and related notes, are presented to show the effect of the proposed Reorganization of Pioneer Select Mid Cap Growth Fund with the Fund (the “Reorganization”), as if such Reorganization had taken place as of November 30, 2012. Pioneer Select Mid Cap Growth Fund will be the accounting survivor of the Reorganization and the combined fund will be renamed Pioneer Select Mid Cap Growth Fund (the Fund).

Under the terms of an Agreement and Plan of Reorganization between these two funds, the combination of the Fund and Pioneer Select Mid Cap Growth Fund will be treated as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free reorganizations of investment companies. The Reorganization will be accomplished by an acquisition of the net assets of Pioneer Select Mid Cap Growth Fund in exchange for shares of the Fund at Pioneer Select Mid Cap Growth Fund’s net asset values. The accompanying schedules of investments, statements of assets and liabilities and the related statements of operations of Pioneer Select Mid Cap Growth Fund and the Fund have been combined as of and for the most recent fiscal years ended of November 30, 2012 and December 31, 2012, respectively. Pioneer Investment Management, Inc. (PIM), the advisor, has agreed to pay 75% of the expenses associated with the Reorganization, and the Fund will bear the remaining costs of the Reorganization. These costs are reflected in the pro forma financial statements.

These pro forma financial statements and related notes should be read in conjunction with the financial statements of the Fund and Pioneer Select Mid Cap Growth Fund included in their respective annual reports to shareowners dated November 30, 2012 and December 31, 2012, respectively. The schedule of investments and the statement of assets and liabilities have been shown to reflect the liquidation of certain investments held by the Fund and the reallocation of those proceeds into existing investments held by Pioneer Select Mid Cap Growth Fund. The statement of operations reflects the realized gain from the partial sale of the Fund’s holdings and other adjustments made to expenses for Pioneer affiliate contractual rates and duplicate services that would not have been incurred if the Reorganization took place on December 1, 2011.

3. Security Valuation

Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at their net asset value.
15

Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.

Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ from exchange prices.

At November 30, 2012, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities.

Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the combined Fund that would have been issued at November 30, 2012, in connection with the proposed Reorganization. The number of shares assumed to be issued is equal to the net assets of the Fund, as of November 30, 2012, divided by the net asset value of Pioneer Growth Opportunities Fund’s shares as of December 31, 2012. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at November 30, 2012:

	Shares of
	Pioneer Growth	Additional Shares	Total Outstanding
	Opportunities Fund	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Class A	14,791,791	11,845,505	26,637,296
Class B	433,890	—	433,890
Class C	1,618,962	532,613	2,151,575
Class R	271,742	—	271,742
Class Y	1,246,587	3,457,893	4,704,480

5. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund’s portfolio. Management fees are calculated daily at the annual rate of 0.625% of the Fund’s average daily net assets up to $500 million and 0.60% on assets over $500 million.

PIM had contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.25%, 2.15% and 1.00% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. Fees waived and expenses reimbursed during the year ended November 30, 2012 are reflected on the Statement of Operations. These expense limitations were in effect through June 1, 2012 for Class A and Class Y shares, and through April 1, 2012 for Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the dates referred to above.

6. Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, it will continue to be the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

The identified cost of investments for these funds is substantially the same for both financial and federal income tax purposes. The cost of investments will remain unchanged for the combined Fund.
26432-00-0213 SAI
16

PART C
OTHER INFORMATION
PIONEER INDEPENDENCE FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer Independence Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-42105 and 811-08547), as filed with the Securities and Exchange Commission on April 27, 2012 (Accession No. 0001051010-12-000014), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust	(5)
(1)(b)	Amendment to Amended and Restated Agreement and Declaration of Trust (as of May 22, 2010)	(7)
(1)(c)	Certificate of Trust	(1)
(2)(a)	Amended and Restated By-Laws	(5)
(3)	Not applicable
(4)	Form of Agreement and Plan of Reorganization	(*)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Amended and Restated Management Contract between the Trust and Pioneer Investment Management, Inc. (January 1, 2011)	(7)
(6)(b)	Expense Limit Agreement	(8)
(7)(a)	Underwriting Agreement between the Trust and Pioneer Funds Distributor, Inc.	(2)
(7)(b)	Dealer Sales Agreement	(3)
(8)	Not applicable
(9)(a)	Custodian Agreement between the Trust and Brown Brothers Harriman & Co.	(2)
(9)(b)	Amended Appendix A to Custodian Agreement (December 20, 2011)	(8)
(10)(a)	Pioneer Funds Distribution Plan	(4)
(10)(c)	Multiclass Plan Pursuant to Rule 18f-3	(4)
(11)	Opinion of Counsel (legality of securities being offered)	(**)
(12)	Form of opinion as to tax matters and consent	(**)
(13)(a)	Master Investment Company Service Agreement between the Trust and Pioneer Investment Management Shareholder Services, Inc.	(2)
(13)(b)	Amendment No. 5 to Master Investment Company Service Agreement (December 1, 2011)	(8)
(13)(c)	Amended and Restated Administration Agreement (November 1, 2009)	(7)
(13)(d)	Appendix A to Amended and Restated Administration Agreement (December 20, 2011)	(8)
(13)(e)	Sub-Administration Agreement (March 5, 2012)	(8)
(14)	Consent of Independent Registered Public Accounting Firm	(**)
(15)	Not applicable
(16)	Power of Attorney	(**)
(17)(a)	Code of Ethics of the Pioneer Funds, Pioneer Funds Distributor, Inc., Pioneer Institutional Asset Management, Inc., and Pioneer Investment Management, Inc. (February 1, 2010)	(6)

(17)(b)	Prospectus of Pioneer Independence Fund dated May 1, 2012, as supplemented, and Statement of Additional Information of Pioneer Independence Fund dated May 1, 2012, as supplemented	(**)
(17)(c)	Annual Report of Pioneer Independence Fund, for the fiscal year ended December 31, 2012	(**)
(17)(d)
Prospectus of Pioneer Disciplined Growth Fund dated December 31, 2012, as supplemented, and Statement of Additional Information of Pioneer Disciplined Growth Fund dated December 31, 2012, as supplemented
(**)
(17)(e)	Annual Report of Pioneer Disciplined Growth Fund for the fiscal year ended August 31, 2012	(**)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the Securities and Exchange Commission (the "SEC") on March 12, 1998 (Accession No. 0001051010-99-000047).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on March 9, 2006 (Accession No. 0001051010-06-000004).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on February 28, 2007 (Accession No. 0001051010-07-000003).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 25, 2008 (Accession No. 0001051010-08-000007).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 30, 2009 (Accession No. 0001094522-09-000006).

(6) Previously filed.  Incorporated  herein by reference from the exhibits filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 29, 2010 (Accession No. 0001051010-10-000004).

(7) Previously filed.  Incorporated  herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 29, 2011 (Accession No. 0000078713-11-000045).

(8) Previously filed.  Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No.20 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-42105 and 811-08547) as filed with the SEC on April 27, 2012 (Accession No. 0001051010-12-000014).

(*) Attached as Exhibit C to the combined Information Statement/Prospectus

(**) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 6th day of March, 2013.

PIONEER INDEPENDENCE FUND

By:              /s/ Daniel K. Kingsbury
Name:  Daniel K. Kingsbury
Title:   Trustee and Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John F. Cogan, Jr.* John F. Cogan, Jr	President (Principal Executive Officer) and Trustee	March 6, 2013

/s/ Mark E. Bradley Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)	March 6, 2013

/s/ David R. Bock* David R. Bock	Trustee	March 6, 2013

/s/ Benjamin M. Friedman* Benjamin M. Friedman	Trustee	March 6, 2013
/s/ Margaret B.W. Graham* Margaret B.W. Graham	Trustee	March 6, 2013

/s/ Daniel K. Kingsbury Daniel K. Kingsbury	Executive Vice President and Trustee	March 6, 2013

/s/ Thomas J. Perna* Thomas J. Perna	Chairman of the Board and Trustee	March 6, 2013

/s/ Marguerite A. Piret* Marguerite A. Piret	Trustee	March 6, 2013

/s/ Stephen K West* Stephen K. West	Trustee	March 6, 2013

* By:           /s/ Daniel K. Kingsbury
Daniel K. Kingsbury, Attorney-in-Fact

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description
(11)	Opinion of Counsel (legality of securities being offered)
(12)	Form of opinion as to tax matters and consent
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Power of Attorney
(17)(b)	Prospectus of Pioneer Independence Fund dated May 1, 2012, as supplemented, and Statement of Additional Information of Pioneer Independence Fund dated May 1, 2012, as supplemented
(17)(c)	Annual Report of Pioneer Independence Fund, for the fiscal year ended December 31, 2012
(17)(d)
Prospectus of Pioneer Disciplined Growth Fund dated December 31, 2012, as supplemented, and Statement of Additional Information of Pioneer Disciplined Growth Fund dated December 31, 2012, as supplemented

(17)(e)	Annual Report of Pioneer Disciplined Growth Fund for the fiscal year ended August 31, 2012